UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1: Report(s) to Shareholders.

Semiannual Report  |  April 30, 2017
Schwab Equity Index Funds

Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market
Index Fund®
Schwab International
Index Fund®

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Five cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the 6 Months Ended April 30, 2017
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	13.28%
S&P 500® Index	13.32%
Fund Category: Morningstar Large Blend	12.90%
Performance Details	pages 9-10

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	13.30%
Schwab 1000 Index®	13.40%
Fund Category: Morningstar Large Blend	12.90%
Performance Details	pages 11-12

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	18.37%
Russell 2000® Index	18.37%
Fund Category: Morningstar Small Blend	16.89%
Performance Details	pages 13-14

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	13.79%
Dow Jones U.S. Total Stock Market IndexSM	13.81%
Fund Category: Morningstar Large Blend	12.90%
Performance Details	pages 15-16

Schwab International Index Fund[1] (Ticker Symbol: SWISX)	11.57%
MSCI EAFE® Index (Net)[2]	11.47%
Fund Category: Morningstar Foreign Large Blend	10.65%
Performance Details	pages 17-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we know that expenses matter. We’re focused on helping our investors achieve their financial goals, and one of the biggest ways that we can help with this is by keeping investing costs down. That’s because even small reductions in expenses can have a large impact on a portfolio’s long-term return potential.
Since our last shareholder report, you may have noticed that effective March 1, 2017, we lowered the expense ratios and eliminated investment minimums on our market cap index mutual funds, including all of the Schwab Equity Index Funds. This was a big step in leveling the playing field for even the smallest investors, as the industry typically reserves costs this low for only the largest institutions. It also follows similar reductions we instituted on five of our most popular exchange-traded funds (ETFs) in recent months. We’re proud that these latest expense reductions give us among the lowest-cost market cap index mutual funds and ETFs available in the industry today.
In addition to our mission to keep your investing costs down, we are also committed to ensuring that our index funds track the performance of their underlying indexes. Just as higher expenses can erode your earning potential, so can tracking difference (the difference between the return of an index fund

Asset Class Performance Comparison % returns during the six months ended 4/30/2017

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President (continued)

“ For the six-month reporting period ended April 30, 2017, I’m happy to report that all five of the Schwab Equity Index Funds generated double-digit gains that tracked the returns of their respective indexes.”
and that of its underlying index). For the six-month reporting period ended April 30, 2017, I’m happy to report that all five of the Schwab Equity Index Funds generated double-digit gains that tracked the returns of their respective indexes.
As one of the largest providers of index mutual funds, it’s important that we deliver on both cost and performance. That’s why we continue to look for ways to not only further modernize the index investing landscape, but to share with you, our investors, the benefits of our scale and efficiency whenever and wherever we can.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment

Over the six-month reporting period ended April 30, 2017, both U.S. and international equity markets generated positive returns. The Dow Jones Industrial Average closed above 20,000 for the first time in January (and continued its climb to close above 21,000 in March), and the current bull market for U.S. stocks entered its eighth year. Meanwhile, improving global growth and continued accommodative central bank policies supported the performance of many international equities. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 13.32%, while the Russell 2000® Index, a U.S. small-cap company measure, returned 18.37% for the reporting period. Internationally, the MSCI EAFE® Index (Net), a broad measure of international developed equity performance, returned 11.47% for the same time period.
Market volatility generally eased over the reporting period, though fluctuations tied to elections in both the U.S. and abroad occurred during the six months. In the U.S., election-related volatility picked up in the weeks leading up to the U.S. presidential election and continued after Election Day. U.S. equity futures dropped sharply soon after the election results were announced, then rebounded almost immediately the following day and generally maintained an upward trajectory throughout most of the reporting period. This rally was fueled by investor expectations for reflationary policies from the Trump administration, including increased fiscal spending, tax reform, and reduced financial regulation. Traditionally cyclical sectors in particular, such as Information Technology, especially benefitted from these investor expectations. However, lack of progress in certain of the Trump administration’s policies increased uncertainty and contributed to muted stock market gains in the last months of the reporting period. Meanwhile, political uncertainty in the eurozone, including elections in the Netherlands and France, also contributed to overseas market volatility. In mid-March, center-right Dutch Prime Minister Mark Rutte beat far-right candidate Geert Wilders, while the race between front-runners Emmanuel Macron and Marine Le Pen in France was closer than many expected in the first round of voting. (Macron was elected to the French presidency in the run-off election the week following the end of the reporting period.)
The Federal Reserve (Fed) and the People’s Bank of China (PBOC) tightened monetary policies over the reporting period, while many other central banks maintained or increased accommodative policies. With improvements in several key U.S. economic measures and an uptick in inflation, the Fed raised the federal funds rate twice over the reporting period, first in December 2016 and again in March 2017. Market responses to these changes were muted as both increases were largely already priced into global equity markets. In China, prior accommodative measures led to credit expanding at twice the rate of economic growth, prompting the PBOC to take steps to address this imbalance and reduce long-term financial risk. Meanwhile, the European Central Bank extended its asset purchase program to at least December 2017 and announced it was loosening the restrictions on the types of bonds it is allowed to purchase. The Bank of Japan maintained negative interest rates, quantitative easing, and yield curve management over the six-month reporting period. The positive performance of many international equities and improvement in the global economic outlook over the reporting period suggested that these policies were achieving their intended results, effectively stimulating economic growth in both the eurozone and in Japan.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment (continued)

U.S. economic data remained relatively steady compared to prior reporting periods. However, the spread between “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indexes, widened over the reporting period. Nonfarm payroll numbers were generally in line with expectations through February, fell noticeably in March, and then rebounded in April. GDP dropped to an annual rate of 2.1% in the fourth quarter of 2016 and fell even further in the first quarter of 2017, indicating a persistently moderate growth outlook. In contrast, consumer confidence rose after the November election of President Trump through the end of the reporting period, reaching its highest level since December 2000 in March. According to the National Federation of Independent Business (NFIB) Small Business Economic Trends Report, small business optimism also surged after Election Day and throughout the reporting period.
Overall global economic growth generally improved over the six-month reporting period. Eurozone economic activity picked up in both the fourth quarter of 2016 and the first quarter of 2017, and the entire eurozone bloc exited deflation by the end of January 2017. Meanwhile, the United Kingdom economy performed better than expected in the months following the decision in June 2016 to leave the European Union (Brexit) as progress toward an exit plan was made. In Japan, economic growth accelerated and consumer prices fell at a slower pace, with inflation on track to hit the target of 2% in the next two years, while rising inflation and decreasing lending costs in China contributed to a relatively stable economy over the reporting period.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s Passive Equity Funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management (continued)

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	13.28%	17.83%	13.57%	7.11%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Fund Category: Morningstar Large Blend[3]	12.90%	16.53%	12.14%	6.19%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	508
Weighted Average Market Cap (millions)	$166,980
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate[1]	1%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	13.30%	17.87%	13.22%	7.01%
Schwab 1000 Index®	13.40%	18.06%	13.51%	7.28%
S&P 500® Index	13.32%	17.92%	13.68%	7.15%
Fund Category: Morningstar Large Blend[3]	12.90%	16.53%	12.14%	6.19%
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	942 [1]
Weighted Average Market Cap (millions)	$150,068
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate[2]	2%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	As a result of the Schwab 1000 Index’s once per year reconstitution and the effects of certain corporate actions, the fund may hold less than 1,000 securities.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	18.37%	25.63%	12.98%	7.79%
Russell 2000® Index	18.37%	25.63%	12.95%	7.05%
Small-Cap Spliced Index	18.37%	25.63%	12.95%	7.85%
Fund Category: Morningstar Small Blend[3]	16.89%	21.71%	11.76%	6.45%
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the March 1, 2017 prospectus supplement.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	1,928
Weighted Average Market Cap (millions)	$2,295
Price/Earnings Ratio (P/E)	22.4
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	1%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	13.79%	18.54%	13.45%	7.38%
Dow Jones U.S. Total Stock Market IndexSM	13.81%	18.56%	13.49%	7.32%
Fund Category: Morningstar Large Blend[3]	12.90%	16.53%	12.14%	6.19%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and has been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. (CSIM). The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	2,353
Weighted Average Market Cap (millions)	$138,082
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate[1]	1%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	11.57%	12.40%	6.75%	1.16%
MSCI EAFE® Index (Net)[3]	11.47%	11.29%	6.78%	0.87%
International Spliced Index	11.47%	11.29%	6.85%	1.21%
Fund Category: Morningstar Foreign Large Blend[4]	10.65%	12.00%	5.94%	0.90%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indexes are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the March 1, 2017 prospectus supplement.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of 04/30/17

Statistics
Number of Holdings	947
Weighted Average Market Cap (millions)	$57,341
Price/Earnings Ratio (P/E)	17.9
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	1%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2016 and held through April 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, or any non-routine expenses, such as proxy fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or non-routine expenses were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/16	Ending Account Value (Net of Expenses) at 4/30/17	Expenses Paid During Period 11/1/16-4/30/17[2]
Schwab S&P 500 Index Fund
Actual Return	0.07%	$1,000.00	$1,132.80	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35
Schwab 1000 Index Fund
Actual Return	0.21%	$1,000.00	$1,133.00	$1.11
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.76	$1.05
Schwab Small-Cap Index Fund
Actual Return	0.13%	$1,000.00	$1,183.70	$0.70
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.16	$0.65
Schwab Total Stock Market Index Fund
Actual Return	0.07%	$1,000.00	$1,137.90	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35
Schwab International Index Fund
Actual Return	0.14%	$1,000.00	$1,115.70	$0.73
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.11	$0.70

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Effective March 1, 2017, the funds changed to a unitary fee structure. Under the new unitary fee structure the advisory fees changed to 0.03%, 0.05%, 0.05%, 0.03% and 0.06% for Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund, respectively. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during the period under the actual return and hypothetical 5% return example would have been the following; Schwab S&P 500 Index Fund, $0.16 and $0.15, respectively, Schwab 1000 Index Fund, $0.26 and $0.25, respectively, Schwab Small-Cap Index Fund, $0.27 and $0.25, respectively, Schwab Total Stock Market Index Fund, $0.16 and $0.15, respectively, and for Schwab International Index Fund, $0.31 and $0.30, respectively. (See financial note 4)
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$33.38	$33.00	$31.99	$27.78	$22.35	$19.82
Income (loss) from investment operations:
Net investment income (loss)	0.36 [1]	0.69 [1]	0.67 [1]	0.56	0.52	0.44
Net realized and unrealized gains (losses)	4.02	0.69	0.92	4.13	5.40	2.49
Total from investment operations	4.38	1.38	1.59	4.69	5.92	2.93
Less distributions:
Distributions from net investment income	(0.69)	(0.68)	(0.58)	(0.48)	(0.49)	(0.40)
Distributions from net realized gains	(0.19)	(0.32)	—	—	—	—
Total distributions	(0.88)	(1.00)	(0.58)	(0.48)	(0.49)	(0.40)
Net asset value at end of period	$36.88	$33.38	$33.00	$31.99	$27.78	$22.35
Total return	13.28% [2]	4.40%	5.10%	17.16%	27.06%	15.09%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.07% [3],[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.07% [3],[4]	0.09%	0.09%	0.09%	0.09%	0.10%
Net investment income (loss)	2.05% [3]	2.12%	2.07%	1.89%	2.10%	2.09%
Portfolio turnover rate	1% [2]	2%	2%	2%	1%	2%
Net assets, end of period (x 1,000,000)	$26,579	$22,675	$21,587	$20,473	$17,121	$12,687

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the fund changed to a unitary fee structure and the annual operating expense was reduced. The ratio presented for period ended 4/30/17 is a blended ratio. (See financial note 4)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	14,080,322,208	26,386,267,205
0.0%	Other Investment Company	4,719,058	4,719,058
1.2%	Short-Term Investments	313,506,445	313,506,445
100.5%	Total Investments	14,398,547,711	26,704,492,708
(0.5%)	Other Assets and Liabilities, Net		(125,550,848)
100.0%	Net Assets		26,578,941,860

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	182,487,182

Banks 6.3%
Bank of America Corp.	12,922,211	1.1	301,604,405
Citigroup, Inc.	3,573,847	0.8	211,285,835
JPMorgan Chase & Co.	4,604,231	1.5	400,568,097
Wells Fargo & Co.	5,805,009	1.2	312,541,685
Other Securities		1.7	437,111,144
		6.3	1,663,111,166

Capital Goods 7.3%
3M Co.	771,719	0.6	151,125,732
General Electric Co.	11,248,057	1.2	326,081,172
Honeywell International, Inc.	977,829	0.5	128,232,495
The Boeing Co.	735,554	0.5	135,952,446
United Technologies Corp.	967,258	0.4	115,094,029
Other Securities		4.1	1,094,899,005
		7.3	1,951,384,879

Commercial & Professional Services 0.5%
Other Securities		0.5	142,755,432

Consumer Durables & Apparel 1.2%
Other Securities		1.2	318,990,250

Consumer Services 1.7%
McDonald's Corp.	1,055,738	0.6	147,729,418
Other Securities		1.1	299,272,464
		1.7	447,001,882

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	2,443,530	1.5	403,695,591
The Charles Schwab Corp. (a)	1,573,881	0.2	61,145,277
Other Securities		3.4	886,673,840
		5.1	1,351,514,708

Energy 6.3%
Chevron Corp.	2,446,134	1.0	261,002,498
Exxon Mobil Corp.	5,352,341	1.6	437,018,643
Schlumberger Ltd.	1,804,028	0.5	130,954,393
Other Securities		3.2	837,701,251
		6.3	1,666,676,785

Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	1,944,402	0.5	146,180,142
Other Securities		1.5	387,800,024
		2.0	533,980,166

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	2,500,391	0.7	179,478,066
PepsiCo, Inc.	1,844,563	0.8	208,952,097
Philip Morris International, Inc.	2,001,646	0.8	221,862,443
The Coca-Cola Co.	4,989,656	0.8	215,303,656
Other Securities		2.2	586,326,859
		5.3	1,411,923,121

Health Care Equipment & Services 5.4%
Medtronic plc	1,766,576	0.6	146,784,800
UnitedHealth Group, Inc.	1,239,610	0.8	216,782,997
Other Securities		4.0	1,070,735,703
		5.4	1,434,303,500

Household & Personal Products 1.9%
The Procter & Gamble Co.	3,297,190	1.1	287,943,603
Other Securities		0.8	215,100,913
		1.9	503,044,516

Insurance 2.7%
Other Securities		2.7	703,774,791

Materials 2.8%
Other Securities		2.8	752,061,384

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 3.2%
Comcast Corp., Class A	6,099,328	0.9	239,032,664
The Walt Disney Co.	1,874,783	0.8	216,724,915
Other Securities		1.5	399,359,942
		3.2	855,117,521

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	2,053,086	0.5	135,380,491
Amgen, Inc.	950,859	0.6	155,294,292
Bristol-Myers Squibb Co.	2,165,564	0.5	121,379,862
Celgene Corp. *	1,007,126	0.5	124,933,980
Gilead Sciences, Inc.	1,682,950	0.4	115,366,223
Johnson & Johnson	3,494,325	1.6	431,444,308
Merck & Co., Inc.	3,535,914	0.8	220,393,520
Pfizer, Inc.	7,665,033	1.0	259,997,919
Other Securities		2.6	683,924,906
		8.5	2,248,115,501

Real Estate 2.9%
Other Securities		2.9	767,565,141

Retailing 5.6%
Amazon.com, Inc. *	510,480	1.8	472,188,895
The Home Depot, Inc.	1,571,850	0.9	245,365,785
The Priceline Group, Inc. *	63,115	0.4	116,562,044
Other Securities		2.5	658,559,222
		5.6	1,492,675,946

Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	6,084,505	0.8	219,954,856
Other Securities		2.5	667,433,804
		3.3	887,388,660

Software & Services 13.3%
Alphabet, Inc., Class A *	383,712	1.3	354,749,418
Alphabet, Inc., Class C *	379,875	1.3	344,151,555
Facebook, Inc., Class A *	3,034,300	1.7	455,903,575
International Business Machines Corp.	1,106,390	0.7	177,343,253
MasterCard, Inc., Class A	1,215,490	0.5	141,385,797
Microsoft Corp.	9,953,931	2.6	681,446,116
Oracle Corp.	3,864,686	0.7	173,756,283
Visa, Inc., Class A	2,392,300	0.8	218,225,606
Other Securities		3.7	992,463,690
		13.3	3,539,425,293

Technology Hardware & Equipment 5.7%
Apple, Inc.	6,759,715	3.7	971,033,060
Cisco Systems, Inc.	6,465,128	0.8	220,266,911
Other Securities		1.2	319,546,124
		5.7	1,510,846,095

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.2%
AT&T, Inc.	7,922,202	1.2	313,956,865
Verizon Communications, Inc.	5,259,278	0.9	241,453,453
Other Securities		0.1	40,222,770
		2.2	595,633,088

Transportation 2.2%
Union Pacific Corp.	1,049,650	0.4	117,518,814
Other Securities		1.8	468,687,560
		2.2	586,206,374

Utilities 3.2%
Other Securities		3.2	840,283,824
Total Common Stock
(Cost $14,080,322,208)			26,386,267,205

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Other Securities		0.0	4,719,058
Total Other Investment Company
(Cost $4,719,058)			4,719,058
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Sumitomo Mitsui Banking Corp. 0.42%, 05/01/17 (d)	232,106,445	0.9	232,106,445
Other Securities		0.3	81,400,000
		1.2	313,506,445
Total Short-Term Investments
(Cost $313,506,445)			313,506,445

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $14,438,467,784 and the unrealized appreciation and depreciation were $12,608,993,697 and ($342,968,773), respectively, with a net unrealized appreciation of $12,266,024,924.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,578,445.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	1,568	186,631,200	2,278,307

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$26,386,267,205	$—	$—	$26,386,267,205
Other Investment Company[1]	4,719,058	—	—	4,719,058
Short-Term Investments[1]	—	313,506,445	—	313,506,445
Total	$26,390,986,263	$313,506,445	$—	$26,704,492,708
Other Financial Instruments
Futures Contracts[2]	$2,278,307	$—	$—	$2,278,307
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investment in affiliated issuer, at value (cost $26,372,402)		$61,145,277
Investments in unaffiliated issuers, at value (cost $14,367,456,251) including securities on loan of $4,578,445		26,638,628,373
Collateral invested for securities on loan, at value (cost $4,719,058)	+	4,719,058
Total investments, at value (cost $14,398,547,711)		26,704,492,708
Cash		38,972
Deposit with broker for futures contracts		19,450,000
Receivables:
Fund shares sold		44,452,318
Dividends		25,355,445
Interest		10,974
Income from securities on loan	+	9,433
Total assets		26,793,809,850
Liabilities
Collateral held for securities on loan		4,719,058
Payables:
Investments bought		196,331,856
Investment adviser and administrator fees		643,321
Fund shares redeemed		12,040,371
Variation margin on futures contracts		869,624
Accrued expenses	+	263,760
Total liabilities		214,867,990
Net Assets
Total assets		26,793,809,850
Total liabilities	–	214,867,990
Net assets		$26,578,941,860
Net Assets by Source
Capital received from investors		14,158,153,389
Net investment income not yet distributed		155,298,299
Net realized capital losses		(42,733,132)
Net unrealized capital appreciation		12,308,223,304

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$26,578,941,860		720,766,466		$36.88

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$224,433
Dividends received from unaffiliated issuers		260,154,477
Interest		259,930
Securities on loan, net	+	197,765
Total investment income		260,836,605
Expenses 1
Investment adviser and administrator fees		6,081,116
Shareholder service fees		1,495,075
Transfer agent fees		263,422
Registration fees		141,970
Custodian fees		138,935
Portfolio accounting fees		111,380
Shareholder reports		70,845
Professional fees		38,504
Independent trustees' fees		38,386
Index fees		35,796
Other expenses	+	154,066
Total expenses		8,569,495
Expense reduction by CSIM and its affiliates	–	263,422
Net expenses	–	8,306,073
Net investment income		252,530,532
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(35,872,197)
Net realized gains on futures contracts	+	20,990,575
Net realized losses		(14,881,622)
Net change in unrealized appreciation (depreciation) on affiliated issuer		10,393,930
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		2,780,915,067
Net change in unrealized appreciation (depreciation) on futures contracts	+	3,230,200
Net change in unrealized appreciation (depreciation)	+	2,794,539,197
Net realized and unrealized gains		2,779,657,575
Increase in net assets resulting from operations		$3,032,188,107
[1]	See financial note 2(e) and financial note 4.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$252,530,532	$464,358,826
Net realized gains (losses)		(14,881,622)	135,865,002
Net change in unrealized appreciation (depreciation)	+	2,794,539,197	367,870,298
Increase in net assets from operations		3,032,188,107	968,094,126
Distributions to Shareholders
Distributions from net investment income		(467,541,204)	(445,863,757)
Distributions from net realized gains	+	(130,682,605)	(213,585,458)
Total distributions		($598,223,809)	($659,449,215)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		95,266,769	$3,387,288,392	138,449,264	$4,442,657,641
Shares reinvested		14,654,966	509,406,624	18,184,196	567,165,064
Shares redeemed	+	(68,473,538)	(2,426,254,640)	(131,502,877)	(4,230,435,569)
Net transactions in fund shares		41,448,197	$1,470,440,376	25,130,583	$779,387,136
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		679,318,269	$22,674,537,186	654,187,686	$21,586,505,139
Total increase	+	41,448,197	3,904,404,674	25,130,583	1,088,032,047
End of period		720,766,466	$26,578,941,860	679,318,269	$22,674,537,186
Net investment income not yet distributed			$155,298,299		$370,308,971

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$52.40	$53.67	$53.63	$48.31	$40.23	$37.44
Income (loss) from investment operations:
Net investment income (loss)[1]	0.51	0.95	0.94	0.83	0.81	0.71
Net realized and unrealized gains (losses)	6.35	0.92	1.40	6.74	9.74	4.32
Total from investment operations	6.86	1.87	2.34	7.57	10.55	5.03
Less distributions:
Distributions from net investment income	(0.97)	(0.96)	(0.86)	(0.75)	(0.81)	(0.72)
Distributions from net realized gains	(0.86)	(2.18)	(1.44)	(1.50)	(1.66)	(1.52)
Total distributions	(1.83)	(3.14)	(2.30)	(2.25)	(2.47)	(2.24)
Net asset value at end of period	$57.43	$52.40	$53.67	$53.63	$48.31	$40.23
Total return	13.30% [2]	3.87%	4.66%	16.36%	27.85%	14.38%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.21% [3],[4]	0.29%	0.29%	0.29%	0.29%	0.29%
Gross operating expenses	0.23% [3],[4]	0.33%	0.33%	0.33%	0.34%	0.34%
Net investment income (loss)	1.87% [3]	1.86%	1.77%	1.64%	1.87%	1.85%
Portfolio turnover rate	2% [2]	3%	4%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$7,094	$6,432	$6,550	$6,586	$5,887	$4,848

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the fund changed to a unitary fee structure and the annual operating expense was reduced. The ratio presented for period ended 4/30/17 is a blended ratio. (See financial note 4)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	1,866,080,327	6,998,645,975
1.3%	Other Investment Companies	95,691,492	95,691,492
100.0%	Total Investments	1,961,771,819	7,094,337,467
(0.0%)	Other Assets and Liabilities, Net		(762,047)
100.0%	Net Assets		7,093,575,420

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.7% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	66,966,230

Banks 6.3%
Bank of America Corp.	3,073,841	1.0	71,743,449
Citigroup, Inc.	851,556	0.7	50,343,991
JPMorgan Chase & Co.	1,091,578	1.3	94,967,286
Wells Fargo & Co.	1,378,696	1.0	74,228,993
Other Securities		2.3	154,216,190
		6.3	445,499,909

Capital Goods 7.5%
3M Co.	180,854	0.5	35,416,639
General Electric Co.	2,668,102	1.1	77,348,277
Honeywell International, Inc.	239,099	0.4	31,355,443
The Boeing Co.	176,789	0.5	32,675,911
United Technologies Corp.	234,703	0.4	27,927,310
Other Securities		4.6	325,486,782
		7.5	530,210,362

Commercial & Professional Services 0.7%
Other Securities		0.7	49,144,847

Consumer Durables & Apparel 1.3%
Other Securities		1.3	89,092,444

Consumer Services 2.0%
McDonald's Corp.	249,636	0.5	34,931,566
Other Securities		1.5	110,024,236
		2.0	144,955,802

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 5.0%
Berkshire Hathaway, Inc., Class B *	572,712	1.3	94,617,750
The Charles Schwab Corp. (a)	375,265	0.2	14,579,045
Other Securities		3.5	243,909,540
		5.0	353,106,335

Energy 6.0%
Chevron Corp.	580,437	0.9	61,932,628
Exxon Mobil Corp.	1,263,763	1.5	103,186,249
Schlumberger Ltd.	431,405	0.4	31,315,689
Other Securities		3.2	230,522,305
		6.0	426,956,871

Food & Staples Retailing 1.8%
Wal-Mart Stores, Inc.	451,627	0.5	33,953,318
Other Securities		1.3	95,122,361
		1.8	129,075,679

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	596,705	0.6	42,831,485
PepsiCo, Inc.	430,385	0.7	48,754,013
Philip Morris International, Inc.	460,065	0.7	50,993,604
The Coca-Cola Co.	1,200,348	0.7	51,795,016
Other Securities		2.2	156,662,979
		4.9	351,037,097

Health Care Equipment & Services 5.3%
Medtronic plc	405,722	0.5	33,711,441
UnitedHealth Group, Inc.	294,392	0.7	51,483,273
Other Securities		4.1	287,510,907
		5.3	372,705,621

Household & Personal Products 1.7%
The Procter & Gamble Co.	786,119	1.0	68,651,772
Other Securities		0.7	54,223,898
		1.7	122,875,670

Insurance 3.0%
Other Securities		3.0	210,867,662

Materials 3.2%
Other Securities		3.2	225,412,347

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 3.2%
Comcast Corp., Class A	1,415,446	0.8	55,471,329
The Walt Disney Co.	445,260	0.7	51,472,056
Other Securities		1.7	117,505,345
		3.2	224,448,730

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	494,626	0.5	32,615,638
Amgen, Inc.	228,102	0.5	37,253,619
Bristol-Myers Squibb Co.	506,839	0.4	28,408,326
Celgene Corp. *	242,540	0.4	30,087,087
Gilead Sciences, Inc.	415,344	0.4	28,471,831
Johnson & Johnson	829,387	1.4	102,404,413
Merck & Co., Inc.	832,218	0.7	51,872,148
Pfizer, Inc.	1,827,351	0.9	61,983,746
Other Securities		2.8	191,437,694
		8.0	564,534,502

Real Estate 3.7%
Other Securities		3.7	265,467,894

Retailing 5.2%
Amazon.com, Inc. *	119,541	1.6	110,574,229
The Home Depot, Inc.	372,035	0.8	58,074,663
The Priceline Group, Inc. *	15,246	0.4	28,156,618
Other Securities		2.4	168,758,876
		5.2	365,564,386

Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	1,463,480	0.7	52,904,802
Other Securities		2.5	174,625,856
		3.2	227,530,658

Software & Services 12.9%
Alphabet, Inc., Class A *	89,288	1.2	82,548,542
Alphabet, Inc., Class C *	88,332	1.1	80,025,259
Facebook, Inc., Class A *	715,100	1.5	107,443,775
International Business Machines Corp.	265,740	0.6	42,595,465
MasterCard, Inc., Class A	291,210	0.5	33,873,547
Microsoft Corp.	2,360,038	2.3	161,568,201
Oracle Corp.	926,410	0.6	41,651,394
Visa, Inc., Class A	573,400	0.7	52,305,548
Other Securities		4.4	310,457,121
		12.9	912,468,852

Technology Hardware & Equipment 5.5%
Apple, Inc.	1,599,974	3.2	229,836,265
Cisco Systems, Inc.	1,554,615	0.7	52,965,733
Other Securities		1.6	109,644,991
		5.5	392,446,989

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.1%
AT&T, Inc.	1,882,041	1.1	74,585,285
Verizon Communications, Inc.	1,253,257	0.8	57,537,029
Other Securities		0.2	18,006,524
		2.1	150,128,838

Transportation 2.1%
Union Pacific Corp.	250,724	0.4	28,071,059
Other Securities		1.7	123,633,080
		2.1	151,704,139

Utilities 3.2%
Other Securities		3.2	226,444,111
Total Common Stock
(Cost $1,866,080,327)			6,998,645,975

Other Investment Companies 1.3% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (c)	82,722,242	1.1	82,722,242

Securities Lending Collateral 0.2%
Other Securities		0.2	12,969,250
Total Other Investment Companies
(Cost $95,691,492)			95,691,492

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $1,943,196,641 and the unrealized appreciation and depreciation were $5,166,531,224 and ($15,390,398), respectively, with a net unrealized appreciation of $5,151,140,826.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $12,507,336.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	780	92,839,500	567,225

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$6,998,645,975	$—	$—	$6,998,645,975
Other Investment Companies[1]	95,691,492	—	—	95,691,492
Total	$7,094,337,467	$—	$—	$7,094,337,467
Other Financial Instruments
Futures Contracts[2]	$567,225	$—	$—	$567,225
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investment in affiliated issuer, at value (cost $2,209,352)		$14,579,045
Investments in unaffiliated issuers, at value (cost $1,946,593,217) including securities on loan of $12,507,336		7,066,789,172
Collateral invested for securities on loan, at value (cost $12,969,250)	+	12,969,250
Total investments, at value (cost $1,961,771,819)		7,094,337,467
Deposit with broker for futures contracts		3,900,000
Receivables:
Dividends		6,563,364
Fund shares sold		3,916,604
Income from securities on loan	+	21,557
Total assets		7,108,738,992
Liabilities
Collateral held for securities on loan		12,969,250
Payables:
Investment adviser and administrator fees		288,308
Fund shares redeemed		1,586,647
Variation margin on futures contracts		218,400
Accrued expenses	+	100,967
Total liabilities		15,163,572
Net Assets
Total assets		7,108,738,992
Total liabilities	–	15,163,572
Net assets		$7,093,575,420
Net Assets by Source
Capital received from investors		1,778,547,227
Net investment income not yet distributed		38,587,057
Net realized capital gains		143,308,263
Net unrealized capital appreciation		5,133,132,873

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,093,575,420		123,519,126		$57.43

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$56,290
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $2,983)		70,156,838
Securities on loan, net	+	163,291
Total investment income		70,376,419
Expenses 1
Investment adviser and administrator fees		5,480,902
Shareholder service fees		2,126,991
Portfolio accounting fees		41,874
Shareholder reports		39,639
Transfer agent fees		37,074
Registration fees		34,237
Custodian fees		31,009
Professional fees		21,518
Independent trustees' fees		16,961
Interest expense		1,229
Other expenses	+	44,239
Total expenses		7,875,673
Expense reduction by CSIM and its affiliates	–	858,722
Net expenses	–	7,016,951
Net investment income		63,359,468
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		118,702,503
Net realized gains on futures contracts	+	4,931,016
Net realized gains		123,633,519
Net change in unrealized appreciation (depreciation) on affiliated issuer		2,683,145
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		653,702,274
Net change in unrealized appreciation (depreciation) on futures contracts	+	565,592
Net change in unrealized appreciation (depreciation)	+	656,951,011
Net realized and unrealized gains		780,584,530
Increase in net assets resulting from operations		$843,943,998
[1]	See financial note 2(e) and financial note 4.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$63,359,468	$119,057,166
Net realized gains		123,633,519	99,482,670
Net change in unrealized appreciation (depreciation)	+	656,951,011	26,057,919
Increase in net assets from operations		843,943,998	244,597,755
Distributions to Shareholders
Distributions from net investment income		(118,201,282)	(116,634,011)
Distributions from net realized gains	+	(104,593,102)	(264,435,992)
Total distributions		($222,794,384)	($381,070,003)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,149,809	$230,531,774	7,018,989	$351,323,719
Shares reinvested		3,447,950	186,706,519	6,609,034	324,569,655
Shares redeemed	+	(6,845,011)	(377,269,999)	(12,905,052)	(656,886,870)
Net transactions in fund shares		752,748	$39,968,294	722,971	$19,006,504
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,766,378	$6,432,457,512	122,043,407	$6,549,923,256
Total increase or decrease	+	752,748	661,117,908	722,971	(117,465,744)
End of period		123,519,126	$7,093,575,420	122,766,378	$6,432,457,512
Net investment income not yet distributed			$38,587,057		$93,428,871

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$25.60	$26.29	$28.13	$27.62	$21.26	$20.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.39	0.38	0.35	0.42	0.33
Net realized and unrealized gains (losses)	4.45	0.59	(0.34)	1.76	6.94	1.89
Total from investment operations	4.67	0.98	0.04	2.11	7.36	2.22
Less distributions:
Distributions from net investment income	(0.39)	(0.36)	(0.34)	(0.31)	(0.50)	(0.35)
Distributions from net realized gains	(0.76)	(1.31)	(1.54)	(1.29)	(0.50)	(1.16)
Total distributions	(1.15)	(1.67)	(1.88)	(1.60)	(1.00)	(1.51)
Net asset value at end of period	$29.12	$25.60	$26.29	$28.13	$27.62	$21.26
Total return	18.37% [2]	4.17%	0.36%	8.08%	36.23%	11.87%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.13% [3],[4]	0.17%	0.17%	0.17%	0.17%	0.17%
Gross operating expenses	0.15% [3],[4]	0.20%	0.20%	0.21%	0.20%	0.21%
Net investment income (loss)	1.53% [3]	1.60%	1.37%	1.27%	1.76%	1.63%
Portfolio turnover rate	1% [2]	17%	17%	12%	11%	41% [5]
Net assets, end of period (x 1,000,000)	$3,172	$2,619	$2,607	$2,567	$2,351	$1,675

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the fund changed to a unitary fee structure and the annual operating expense was reduced. The ratio presented for period ended 4/30/17 is a blended ratio. (See financial note 4)
5
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	2,165,609,297	3,153,187,296
0.0%	Rights	442,190	739,496
2.6%	Other Investment Company	83,253,815	83,253,815
1.2%	Short-Term Investments	35,939,495	35,939,495
103.2%	Total Investments	2,285,244,797	3,273,120,102
(3.2%)	Other Assets and Liabilities, Net		(100,958,486)
100.0%	Net Assets		3,172,161,616

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	38,431,274

Banks 13.5%
Bank of the Ozarks, Inc.	149,268	0.2	7,085,752
F.N.B. Corp.	518,499	0.2	7,383,426
Hancock Holding Co.	138,326	0.2	6,459,824
IBERIABANK Corp.	83,375	0.2	6,615,806
Investors Bancorp, Inc.	487,314	0.2	6,749,299
PrivateBancorp, Inc.	130,076	0.2	7,514,491
Prosperity Bancshares, Inc.	110,595	0.2	7,431,984
Texas Capital Bancshares, Inc. *	83,200	0.2	6,331,520
Umpqua Holdings Corp.	362,388	0.2	6,403,396
Webster Financial Corp.	149,327	0.2	7,587,305
Other Securities		11.5	359,945,840
		13.5	429,508,643

Capital Goods 9.2%
Curtiss-Wright Corp.	73,740	0.2	6,891,740
EMCOR Group, Inc.	99,097	0.2	6,514,637
Teledyne Technologies, Inc. *	55,426	0.2	7,473,088
Other Securities		8.6	269,677,441
		9.2	290,556,906

Commercial & Professional Services 3.7%
Other Securities		3.7	116,064,390

Consumer Durables & Apparel 2.3%
Other Securities		2.3	73,992,366

Consumer Services 4.1%
Other Securities		4.1	129,934,562

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 3.1%
New Residential Investment Corp.	488,397	0.3	8,141,578
Other Securities		2.8	91,093,053
		3.1	99,234,631

Energy 3.1%
RSP Permian, Inc. *	161,025	0.2	6,127,001
Other Securities		2.9	91,002,657
		3.1	97,129,658

Food & Staples Retailing 0.5%
Other Securities		0.5	16,999,868

Food, Beverage & Tobacco 1.8%
Other Securities		1.8	57,479,385

Health Care Equipment & Services 5.5%
HealthSouth Corp.	148,800	0.2	6,978,720
Masimo Corp. *	71,000	0.2	7,294,540
Other Securities		5.1	161,820,322
		5.5	176,093,582

Household & Personal Products 0.6%
Other Securities		0.6	18,234,237

Insurance 2.4%
CNO Financial Group, Inc.	290,468	0.2	6,120,161
Primerica, Inc.	77,100	0.2	6,460,980
Other Securities		2.0	63,319,042
		2.4	75,900,183

Materials 5.1%
Olin Corp.	272,948	0.3	8,769,819
The Chemours Co.	301,200	0.4	12,135,348
Other Securities		4.4	139,593,556
		5.1	160,498,723

Media 1.6%
Other Securities		1.6	49,736,103

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Exelixis, Inc. *	377,072	0.3	8,446,413
TESARO, Inc. *	47,000	0.2	6,936,730
Other Securities		6.9	220,431,872
		7.4	235,815,015

Real Estate 7.9%
DuPont Fabros Technology, Inc.	122,124	0.2	6,295,492
Gramercy Property Trust	229,322	0.2	6,372,858
Healthcare Realty Trust, Inc.	187,281	0.2	6,142,817
Hudson Pacific Properties, Inc.	201,311	0.2	6,917,046
Medical Properties Trust, Inc.	485,753	0.2	6,348,792
The GEO Group, Inc.	198,420	0.2	6,611,354
Other Securities		6.7	211,324,943
		7.9	250,013,302

Retailing 3.1%
Other Securities		3.1	97,600,958

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	1,242,043	0.5	16,519,172
Cavium, Inc. *	106,350	0.2	7,322,197
Cirrus Logic, Inc. *	102,500	0.2	6,595,875
Microsemi Corp. *	186,321	0.3	8,745,908
MKS Instruments, Inc.	87,389	0.2	6,838,189
Other Securities		2.6	81,714,310
		4.0	127,735,651

Software & Services 8.0%
Aspen Technology, Inc. *	127,699	0.2	7,852,212
Blackbaud, Inc.	79,069	0.2	6,357,938
EPAM Systems, Inc. *	79,383	0.2	6,112,491
Fair Isaac Corp.	51,391	0.2	6,962,453
j2 Global, Inc.	76,328	0.2	6,887,839
LogMeIn, Inc.	85,700	0.3	9,684,100
MAXIMUS, Inc.	107,617	0.2	6,563,561
Take-Two Interactive Software, Inc. *	161,512	0.3	10,151,029
Other Securities		6.2	192,199,458
		8.0	252,771,081

Technology Hardware & Equipment 5.3%
Coherent, Inc. *	39,689	0.3	8,556,948
Other Securities		5.0	160,122,274
		5.3	168,679,222

Telecommunication Services 0.8%
Other Securities		0.8	25,286,710

Transportation 1.5%
XPO Logistics, Inc. *	161,802	0.3	7,991,401
Other Securities		1.2	40,894,000
		1.5	48,885,401

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.7%
IDACORP, Inc.	83,643	0.2	7,069,506
Portland General Electric Co.	149,008	0.2	6,756,023
Southwest Gas Holdings, Inc.	78,196	0.2	6,549,697
WGL Holdings, Inc.	83,033	0.2	6,846,901
Other Securities		2.9	89,383,318
		3.7	116,605,445
Total Common Stock
(Cost $2,165,609,297)			3,153,187,296

Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	297,306

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	442,190
Total Rights
(Cost $442,190)			739,496

Other Investment Company 2.6% of net assets

Securities Lending Collateral 2.6%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	83,253,815	2.6	83,253,815
Total Other Investment Company
(Cost $83,253,815)			83,253,815
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Barclays Capital, Inc. 0.42%, 05/01/17 (c)	32,097,833	1.0	32,097,833
Other Securities		0.2	3,841,662
		1.2	35,939,495
Total Short-Term Investments
(Cost $35,939,495)			35,939,495

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $2,297,663,908 and the unrealized appreciation and depreciation were $1,183,254,916 and ($207,798,722), respectively, with a net unrealized appreciation of $975,456,194.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $80,171,978.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	234	16,361,280	89,302

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,992,688,573	$—	$—	$2,992,688,573
Materials	160,498,723	—	— *	160,498,723
Rights [1]	—	—	739,496 *	739,496
Other Investment Company[1]	83,253,815	—	—	83,253,815
Short-Term Investments[1]	—	35,939,495	—	35,939,495
Total	$3,236,441,111	$35,939,495	$739,496	$3,273,120,102
Other Financial Instruments
Futures Contracts[2]	$89,302	$—	$—	$89,302
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $2,201,990,982) including securities on loan of $80,171,978		$3,189,866,287
Collateral invested for securities on loan, at value (cost $83,253,815)	+	83,253,815
Total investments, at value (cost $2,285,244,797)		3,273,120,102
Deposit with broker for futures contracts		1,892,750
Receivables:
Investments sold		1,895,152
Fund shares sold		4,590,714
Dividends		949,694
Income from securities on loan		407,864
Interest		1,112
Foreign tax reclaims	+	222
Total assets		3,282,857,610
Liabilities
Collateral held for securities on loan		83,253,815
Payables:
Investments bought		23,691,264
Investment adviser and administrator fees		127,458
Fund shares redeemed		2,753,523
Variation margin on futures contracts		588,131
Due to custodian		157,270
Accrued expenses	+	124,533
Total liabilities		110,695,994
Net Assets
Total assets		3,282,857,610
Total liabilities	–	110,695,994
Net assets		$3,172,161,616
Net Assets by Source
Capital received from investors		2,137,008,429
Net investment income not yet distributed		12,566,692
Net realized capital gains		34,621,888
Net unrealized capital appreciation		987,964,607

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,172,161,616		108,933,895		$29.12

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,509)		$22,353,884
Interest		51,700
Securities on loan, net	+	2,410,534
Total investment income		24,816,118
Expenses 1
Investment adviser and administrator fees		1,721,121
Shareholder service fees		181,191
Index fees		124,772
Registration fees		38,248
Portfolio accounting fees		32,481
Shareholder reports		24,252
Transfer agent fees		19,587
Custodian fees		16,893
Professional fees		15,420
Independent trustees' fees		6,218
Other expenses	+	18,357
Total expenses		2,198,540
Expense reduction by CSIM and its affiliates	–	280,692
Net expenses	–	1,917,848
Net investment income		22,898,270
Realized and Unrealized Gains (Losses)
Net realized gains on investments		42,479,909
Net realized gains on futures contracts	+	5,226,020
Net realized gains		47,705,929
Net change in unrealized appreciation (depreciation) on investments		410,699,200
Net change in unrealized appreciation (depreciation) on futures contracts	+	696,794
Net change in unrealized appreciation (depreciation)	+	411,395,994
Net realized and unrealized gains		459,101,923
Increase in net assets resulting from operations		$482,000,193
[1]	See financial note 2(e) and financial note 4.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$22,898,270	$40,983,928
Net realized gains		47,705,929	73,511,432
Net change in unrealized appreciation (depreciation)	+	411,395,994	(17,644,520)
Increase in net assets from operations		482,000,193	96,850,840
Distributions to Shareholders
Distributions from net investment income		(39,963,730)	(36,921,658)
Distributions from net realized gains	+	(77,932,853)	(133,048,449)
Total distributions		($117,896,583)	($169,970,107)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,202,656	$403,929,274	19,812,273	$485,854,730
Shares reinvested		3,628,372	102,973,212	6,229,806	148,954,660
Shares redeemed	+	(11,196,513)	(317,555,849)	(22,912,471)	(550,233,981)
Net transactions in fund shares		6,634,515	$189,346,637	3,129,608	$84,575,409
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		102,299,380	$2,618,711,369	99,169,772	$2,607,255,227
Total increase	+	6,634,515	553,450,247	3,129,608	11,456,142
End of period		108,933,895	$3,172,161,616	102,299,380	$2,618,711,369
Net investment income not yet distributed			$12,566,692		$29,632,152

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$38.19	$37.69	$36.96	$32.53	$25.80	$22.92
Income (loss) from investment operations:
Net investment income (loss)	0.40 [1]	0.75 [1]	0.72 [1]	0.60	0.57	0.47
Net realized and unrealized gains (losses)	4.82	0.75	0.83	4.49	6.70	2.83
Total from investment operations	5.22	1.50	1.55	5.09	7.27	3.30
Less distributions:
Distributions from net investment income	(0.74)	(0.70)	(0.61)	(0.51)	(0.54)	(0.42)
Distributions from net realized gains	(0.19)	(0.30)	(0.21)	(0.15)	—	—
Total distributions	(0.93)	(1.00)	(0.82)	(0.66)	(0.54)	(0.42)
Net asset value at end of period	$42.48	$38.19	$37.69	$36.96	$32.53	$25.80
Total return	13.79% [2]	4.19%	4.36%	15.93%	28.76%	14.71%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.07% [3],[4]	0.09%	0.09%	0.09%	0.09%	0.09%
Gross operating expenses	0.08% [3],[4]	0.10%	0.11%	0.10%	0.10%	0.10%
Net investment income (loss)	1.96% [3]	2.03%	1.92%	1.79%	2.02%	2.02%
Portfolio turnover rate	1% [2]	1%	2%	1%	2%	3%
Net assets, end of period (x 1,000,000)	$5,846	$4,850	$4,477	$4,049	$3,183	$2,240

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the fund changed to a unitary fee structure and the annual operating expense was reduced. The ratio presented for period ended 4/30/17 is a blended ratio. (See financial note 4)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,472,334,120	5,824,673,305
0.0%	Rights	34,633	65,690
0.4%	Other Investment Company	22,506,953	22,506,953
0.2%	Short-Term Investment	11,400,000	11,400,000
100.2%	Total Investments	3,506,275,706	5,858,645,948
(0.2%)	Other Assets and Liabilities, Net		(13,013,671)
100.0%	Net Assets		5,845,632,277

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	56,927,428

Banks 6.7%
Bank of America Corp.	2,341,001	0.9	54,638,963
Citigroup, Inc.	647,289	0.7	38,267,726
JPMorgan Chase & Co.	833,063	1.2	72,476,481
Wells Fargo & Co.	1,051,813	1.0	56,629,612
Other Securities		2.9	168,404,649
		6.7	390,417,431

Capital Goods 7.7%
3M Co.	139,257	0.5	27,270,698
General Electric Co.	2,028,900	1.0	58,817,811
Honeywell International, Inc.	178,180	0.4	23,366,525
The Boeing Co.	133,036	0.4	24,589,044
United Technologies Corp.	173,998	0.4	20,704,022
Other Securities		5.0	294,789,769
		7.7	449,537,869

Commercial & Professional Services 0.9%
Other Securities		0.9	55,564,256

Consumer Durables & Apparel 1.4%
Other Securities		1.4	80,104,170

Consumer Services 2.2%
McDonald's Corp.	190,240	0.5	26,620,283
Other Securities		1.7	102,805,955
		2.2	129,426,238

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 4.9%
Berkshire Hathaway, Inc., Class B *	444,402	1.3	73,419,654
The Charles Schwab Corp. (a)	285,070	0.2	11,074,969
Other Securities		3.4	204,564,139
		4.9	289,058,762

Energy 5.9%
Chevron Corp.	441,723	0.8	47,131,844
Exxon Mobil Corp.	967,499	1.4	78,996,293
Schlumberger Ltd.	325,003	0.4	23,591,968
Other Securities		3.3	194,413,271
		5.9	344,133,376

Food & Staples Retailing 1.8%
Wal-Mart Stores, Inc.	354,189	0.5	26,627,929
Other Securities		1.3	76,429,100
		1.8	103,057,029

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	449,423	0.6	32,259,583
PepsiCo, Inc.	332,458	0.6	37,660,842
Philip Morris International, Inc.	364,009	0.7	40,346,758
The Coca-Cola Co.	895,914	0.7	38,658,689
Other Securities		2.2	129,335,307
		4.8	278,261,179

Health Care Equipment & Services 5.3%
Medtronic plc	317,588	0.5	26,388,387
UnitedHealth Group, Inc.	224,995	0.7	39,347,126
Other Securities		4.1	245,738,114
		5.3	311,473,627

Household & Personal Products 1.7%
The Procter & Gamble Co.	597,824	0.9	52,207,970
Other Securities		0.8	46,302,275
		1.7	98,510,245

Insurance 2.9%
Other Securities		2.9	172,213,598

Materials 3.3%
Other Securities		3.3	195,770,445

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 3.1%
Comcast Corp., Class A	1,105,020	0.7	43,305,734
The Walt Disney Co.	337,839	0.7	39,054,188
Other Securities		1.7	100,940,755
		3.1	183,300,677

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	372,796	0.4	24,582,168
Amgen, Inc.	170,689	0.5	27,876,927
Bristol-Myers Squibb Co.	388,253	0.4	21,761,581
Celgene Corp. *	181,562	0.4	22,522,766
Gilead Sciences, Inc.	306,892	0.4	21,037,447
Johnson & Johnson	635,509	1.3	78,466,296
Merck & Co., Inc.	640,716	0.7	39,935,828
Pfizer, Inc.	1,393,425	0.8	47,264,976
Other Securities		3.2	187,735,056
		8.1	471,183,045

Real Estate 4.1%
Other Securities		4.1	237,659,030

Retailing 5.1%
Amazon.com, Inc. *	92,425	1.5	85,492,201
The Home Depot, Inc.	284,763	0.8	44,451,504
The Priceline Group, Inc. *	11,476	0.4	21,194,106
Other Securities		2.4	148,172,731
		5.1	299,310,542

Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	1,103,197	0.7	39,880,572
Other Securities		2.5	147,655,451
		3.2	187,536,023

Software & Services 12.7%
Alphabet, Inc., Class A *	69,376	1.1	64,139,500
Alphabet, Inc., Class C *	69,027	1.1	62,535,701
Facebook, Inc., Class A *	549,607	1.4	82,578,452
International Business Machines Corp.	200,351	0.5	32,114,262
MasterCard, Inc., Class A	218,356	0.4	25,399,170
Microsoft Corp.	1,801,718	2.1	123,345,614
Oracle Corp.	697,513	0.5	31,360,184
Visa, Inc., Class A	431,504	0.7	39,361,795
Other Securities		4.9	279,602,512
		12.7	740,437,190

Technology Hardware & Equipment 5.5%
Apple, Inc.	1,224,362	3.0	175,879,601
Cisco Systems, Inc.	1,162,640	0.7	39,611,145
Other Securities		1.8	109,323,743
		5.5	324,814,489

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.0%
AT&T, Inc.	1,436,907	1.0	56,944,624
Verizon Communications, Inc.	957,069	0.8	43,939,038
Other Securities		0.2	18,391,160
		2.0	119,274,822

Transportation 2.1%
Union Pacific Corp.	190,270	0.4	21,302,629
Other Securities		1.7	100,810,863
		2.1	122,113,492

Utilities 3.2%
Other Securities		3.2	184,588,342
Total Common Stock
(Cost $3,472,334,120)			5,824,673,305

Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	31,280

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	34,410

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—
Total Rights
(Cost $34,633)			65,690

Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.67% (c)	22,506,953	0.4	22,506,953
Total Other Investment Company
(Cost $22,506,953)			22,506,953
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Other Securities		0.2	11,400,000
Total Short-Term Investment
(Cost $11,400,000)			11,400,000

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $3,542,250,210 and the unrealized appreciation and depreciation were $2,421,357,911 and ($104,962,173), respectively, with a net unrealized appreciation of $2,316,395,738.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $21,538,581.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	40	2,796,800	42,209
S&P 500 Index, e-mini, Long, expires 06/16/17	135	16,068,375	192,159
Net Unrealized Appreciation			234,368

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,162,776,729	$—	$—	$5,162,776,729
Consumer Durables & Apparel	80,104,170	—	— *	80,104,170
Energy	344,133,376	—	— *	344,133,376
Real Estate	237,659,030	—	— *	237,659,030
Rights [1]	—	—	65,690 *	65,690
Other Investment Company[1]	22,506,953	—	—	22,506,953
Short-Term Investment[1]	—	11,400,000	—	11,400,000
Total	$5,847,180,258	$11,400,000	$65,690	$5,858,645,948
Other Financial Instruments
Futures Contracts[2]	$234,368	$—	$—	$234,368
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2017.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investment in affiliated issuer, at value (cost $6,729,377)		$11,074,969
Investments in unaffiliated issuers, at value (cost $3,477,039,376) including securities on loan of $21,538,581		5,825,064,026
Collateral invested for securities on loan, at value (cost $22,506,953)	+	22,506,953
Total investments, at value (cost $3,506,275,706)		5,858,645,948
Deposit with broker for futures contracts		3,393,850
Receivables:
Investments sold		745,626
Fund shares sold		7,205,258
Dividends		5,025,278
Income from securities on loan		139,002
Interest	+	373
Total assets		5,875,155,335
Liabilities
Collateral held for securities on loan		22,506,953
Payables:
Investments bought		75,235
Investment adviser and administrator fees		142,198
Fund shares redeemed		6,580,772
Variation margin on futures contracts		79,200
Due to custodian		13,434
Accrued expenses	+	125,266
Total liabilities		29,523,058
Net Assets
Total assets		5,875,155,335
Total liabilities	–	29,523,058
Net assets		$5,845,632,277
Net Assets by Source
Capital received from investors		3,482,333,604
Net investment income not yet distributed		32,534,675
Net realized capital losses		(21,840,612)
Net unrealized capital appreciation		2,352,604,610

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,845,632,277		137,598,176		$42.48

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$39,074
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $3,601)		54,209,859
Interest		36,059
Securities on loan, net	+	578,583
Total investment income		54,863,575
Expenses 1
Investment adviser and administrator fees		1,331,816
Shareholder service fees		332,580
Index fees		153,926
Registration fees		60,736
Portfolio accounting fees		43,387
Transfer agent fees		37,196
Custodian fees		36,526
Shareholder reports		31,618
Professional fees		17,574
Independent trustees' fees		9,685
Other expenses	+	33,361
Total expenses		2,088,405
Expense reduction by CSIM and its affiliates	–	199,955
Net expenses	–	1,888,450
Net investment income		52,975,125
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		4,476,033
Net realized gains on futures contracts	+	4,045,223
Net realized gains		8,521,256
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,729,709
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		620,267,885
Net change in unrealized appreciation (depreciation) on futures contracts	+	626,318
Net change in unrealized appreciation (depreciation)	+	622,623,912
Net realized and unrealized gains		631,145,168
Increase in net assets resulting from operations		$684,120,293
[1]	See financial note 2(e) and financial note 4.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$52,975,125	$93,562,870
Net realized gains		8,521,256	11,000,475
Net change in unrealized appreciation (depreciation)	+	622,623,912	93,459,982
Increase in net assets from operations		684,120,293	198,023,327
Distributions to Shareholders
Distributions from net investment income		(94,787,157)	(84,938,610)
Distributions from net realized gains	+	(24,251,175)	(36,762,493)
Total distributions		($119,038,332)	($121,701,103)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,137,501	$740,911,975	23,096,907	$842,649,529
Shares reinvested		2,290,336	91,911,169	2,656,745	94,819,269
Shares redeemed	+	(9,853,628)	(402,696,102)	(17,507,062)	(640,225,552)
Net transactions in fund shares		10,574,209	$430,127,042	8,246,590	$297,243,246
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		127,023,967	$4,850,423,274	118,777,377	$4,476,857,804
Total increase	+	10,574,209	995,209,003	8,246,590	373,565,470
End of period		137,598,176	$5,845,632,277	127,023,967	$4,850,423,274
Net investment income not yet distributed			$32,534,675		$74,346,707

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/16– 4/30/17*	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14	11/1/12– 10/31/13	11/1/11– 10/31/12
Per-Share Data
Net asset value at beginning of period	$17.52	$18.49	$19.42	$19.92	$16.32	$16.02
Income (loss) from investment operations:
Net investment income (loss)	0.24 [1]	0.53 [1]	0.54 [1]	0.64	0.49	0.57
Net realized and unrealized gains (losses)	1.73	(1.03)	(0.86)	(0.63)	3.69	0.33
Total from investment operations	1.97	(0.50)	(0.32)	0.01	4.18	0.90
Less distributions:
Distributions from net investment income	(0.55)	(0.47)	(0.61)	(0.51)	(0.58)	(0.60)
Net asset value at end of period	$18.94	$17.52	$18.49	$19.42	$19.92	$16.32
Total return	11.57% [2]	(2.64%)	(1.53%)	0.09%	26.40%	6.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.14% [3],[4]	0.19%	0.19%	0.19%	0.19%	0.19%
Gross operating expenses	0.17% [3],[4]	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	2.74% [3]	3.06%	2.82%	3.42%	2.88%	3.66%
Portfolio turnover rate	1% [2]	4%	7%	2%	5%	31% [5]
Net assets, end of period (x 1,000,000)	$3,394	$2,900	$2,844	$2,699	$2,205	$1,415

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the fund changed to a unitary fee structure and the annual operating expense was reduced. The ratio presented for period ended 4/30/17 is a blended ratio. (See financial note 4)
5
Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund's N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.6%	Common Stock	2,717,668,950	3,311,221,395
0.6%	Preferred Stock	18,339,785	20,066,159
0.0%	Rights	151,087	121,959
0.6%	Other Investment Company	22,103,193	22,103,193
1.1%	Short-Term Investments	39,047,407	39,047,407
99.9%	Total Investments	2,797,310,422	3,392,560,113
0.1%	Other Assets and Liabilities, Net		1,777,965
100.0%	Net Assets		3,394,338,078

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.6% of net assets

Australia 7.2%
Australia & New Zealand Banking Group Ltd.	733,288	0.5	17,950,141
BHP Billiton Ltd.	801,347	0.4	14,267,129
Commonwealth Bank of Australia	431,753	0.8	28,199,475
National Australia Bank Ltd.	665,884	0.5	16,901,559
Westpac Banking Corp.	839,116	0.6	21,997,222
Other Securities		4.4	146,935,865
		7.2	246,251,391

Austria 0.2%
Other Securities		0.2	7,365,882

Belgium 1.1%
Anheuser-Busch InBev S.A./N.V.	190,619	0.6	21,496,167
Other Securities		0.5	17,615,401
		1.1	39,111,568

Denmark 1.7%
Novo Nordisk A/S, Class B	479,312	0.5	18,662,902
Other Securities		1.2	38,837,979
		1.7	57,500,881

Finland 1.0%
Other Securities		1.0	32,911,736

France 10.3%
AXA S.A.	488,337	0.4	13,028,893
BNP Paribas S.A.	265,883	0.6	18,765,273
L'Oreal S.A.	63,352	0.4	12,616,524
LVMH Moet Hennessy Louis Vuitton SE	69,333	0.5	17,116,151
Security	Number of Shares	% of Net Assets	Value ($)
Sanofi	289,925	0.8	27,396,109
TOTAL S.A.	569,051	0.9	29,211,207
Other Securities		6.7	230,897,119
		10.3	349,031,276

Germany 8.8%
Allianz SE	114,365	0.6	21,772,534
BASF SE	229,281	0.7	22,336,310
Bayer AG	206,902	0.8	25,600,618
Daimler AG	241,363	0.5	17,984,991
Deutsche Telekom AG	818,934	0.4	14,364,752
SAP SE	245,789	0.7	24,619,690
Siemens AG	191,317	0.8	27,443,059
Other Securities		4.3	145,369,200
		8.8	299,491,154

Hong Kong 3.5%
AIA Group Ltd.	3,019,600	0.6	20,899,965
Other Securities		2.9	96,379,213
		3.5	117,279,178

Ireland 0.5%
Other Securities		0.5	15,536,228

Israel 0.6%
Other Securities		0.6	21,861,226

Italy 2.1%
Other Securities		2.1	70,265,869

Japan 22.7%
Mitsubishi UFJ Financial Group, Inc.	3,195,109	0.6	20,246,105
SoftBank Group Corp.	205,300	0.5	15,572,552
Sumitomo Mitsui Financial Group, Inc.	338,446	0.4	12,566,707
Toyota Motor Corp.	654,803	1.0	35,438,432
Other Securities		20.2	686,110,985
		22.7	769,934,781

Netherlands 3.4%
ING Groep N.V.	974,876	0.5	15,890,016
Unilever N.V. CVA	407,503	0.6	21,347,224
Other Securities		2.3	79,251,994
		3.4	116,489,234

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 0.2%
Other Securities		0.2	5,438,223

Norway 0.6%
Other Securities		0.6	20,322,036

Portugal 0.1%
Other Securities		0.1	5,085,144

Singapore 1.3%
Other Securities		1.3	42,797,237

Spain 3.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,678,054	0.4	13,443,930
Banco Santander S.A.	3,656,952	0.7	23,832,070
Telefonica S.A.	1,128,747	0.4	12,483,881
Other Securities		1.9	64,844,516
		3.4	114,604,397

Sweden 2.9%
Other Securities		2.9	97,199,577

Switzerland 8.6%
Nestle S.A.	777,302	1.8	59,868,159
Novartis AG	558,366	1.3	42,985,843
Roche Holding AG	175,680	1.4	45,969,182
UBS Group AG	908,905	0.5	15,515,768
Other Securities		3.6	126,502,728
		8.6	290,841,680

United Kingdom 17.4%
AstraZeneca plc	316,731	0.6	18,968,815
BP plc	4,733,337	0.8	27,096,500
British American Tobacco plc	466,243	0.9	31,500,907
Diageo plc	629,808	0.5	18,331,918
GlaxoSmithKline plc	1,221,749	0.7	24,591,173
HSBC Holdings plc	4,953,812	1.2	40,850,705
Lloyds Banking Group plc	16,164,962	0.4	14,524,623
Prudential plc	647,211	0.4	14,364,094
Reckitt Benckiser Group plc	157,813	0.4	14,540,486
Royal Dutch Shell plc, A Shares	1,093,117	0.8	28,386,522
Royal Dutch Shell plc, B Shares	936,233	0.7	24,910,313
Shire plc	224,094	0.4	13,212,289
Unilever plc	321,982	0.5	16,565,425
Vodafone Group plc	6,675,453	0.5	17,193,561
Other Securities		8.6	286,865,366
		17.4	591,902,697
Total Common Stock
(Cost $2,717,668,950)			3,311,221,395

Preferred Stock 0.6% of net assets

Germany 0.5%
Other Securities		0.5	18,396,563

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.1%
Other Securities		0.1	1,627,116

United Kingdom 0.0%
Other Securities		0.0	42,480
Total Preferred Stock
(Cost $18,339,785)			20,066,159

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	3,971

United Kingdom 0.0%
Other Securities		0.0	117,988
Total Rights
(Cost $151,087)			121,959

Other Investment Company 0.6% of net assets

United States 0.6%
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	22,103,193	0.6	22,103,193
Total Other Investment Company
(Cost $22,103,193)			22,103,193
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
BNP Paribas 0.42%, 05/01/17 (c)	33,991,664	1.0	33,991,664
Other Securities		0.1	5,055,743
		1.1	39,047,407
Total Short-Term Investments
(Cost $39,047,407)			39,047,407

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $2,818,090,108 and the unrealized appreciation and depreciation were $779,902,609 and ($205,432,604), respectively, with a net unrealized appreciation of $574,470,005.
At 04/30/17, the values of certain foreign securities held by the fund aggregating $3,292,559,477 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2017 (Unaudited) (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,110,259.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 06/16/17	595	54,258,050	1,249,105

The following is a summary of the inputs used to value the fund's investments as of April 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$728,330,574	$—	$728,330,574
France	1,767,324	347,263,952	—	349,031,276
Germany	1,367,983	298,123,171	—	299,491,154
Hong Kong	3,830,699	113,448,479	—	117,279,178
Ireland	3,167,684	12,368,544	—	15,536,228
Israel	13,823,885	8,037,341	—	21,861,226
Japan	3,008,158	766,926,623	—	769,934,781
Netherlands	9,406,377	107,082,857	—	116,489,234
New Zealand	289,505	5,148,718	—	5,438,223
Portugal	—	5,085,144	— *	5,085,144
Switzerland	1,338,301	289,503,379	—	290,841,680
United Kingdom	685,681	591,217,016	—	591,902,697
Preferred Stock[1]	—	20,023,679	—	20,023,679
United Kingdom	—	—	42,480	42,480
Rights
Australia	—	—	3,971	3,971
United Kingdom	117,988	—	—	117,988
Other Investment Company[1]	22,103,193	—	—	22,103,193
Short-Term Investments[1]	—	39,047,407	—	39,047,407
Total	$60,906,778	$3,331,606,884	$46,451	$3,392,560,113
Other Financial Instruments
Futures Contracts[2]	$1,249,105	$—	$—	$1,249,105
*	Level 3 amount shown includes securities determined to have no value at April 30, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $26,803,757 and $7,918,102 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2017; unaudited
Assets
Investments, at value (cost $2,775,207,229) including securities on loan of $21,110,259		$3,370,456,920
Collateral invested for securities on loan, at value (cost $22,103,193)	+	22,103,193
Total investments, at value (cost $2,797,310,422)		3,392,560,113
Foreign currency, at value (cost $7,708)		7,809
Deposit with broker for futures contracts		3,003,000
Receivables:
Investments sold		506,982
Dividends		12,141,414
Fund shares sold		6,355,936
Foreign tax reclaims		5,893,386
Income from securities on loan		137,073
Interest	+	1,278
Total assets		3,420,606,991
Liabilities
Collateral held for securities on loan		22,103,193
Payables:
Investments bought		42,479
Investment adviser and administrator fees		162,313
Fund shares redeemed		3,703,054
Variation margin on futures contracts		98,198
Accrued expenses	+	159,676
Total liabilities		26,268,913
Net Assets
Total assets		3,420,606,991
Total liabilities	–	26,268,913
Net assets		$3,394,338,078
Net Assets by Source
Capital received from investors		2,919,360,815
Net investment income not yet distributed		13,533,168
Net realized capital losses		(134,921,515)
Net unrealized capital appreciation		596,365,610

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,394,338,078		179,243,686		$18.94

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Statement of Operations

For the period November 1, 2016 through April 30, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $4,449,220)		$43,770,165
Interest		32,436
Securities on loan, net	+	393,891
Total investment income		44,196,492
Expenses 1
Investment adviser and administrator fees		1,813,056
Shareholder service fees		183,891
Index fees		182,167
Custodian fees		163,426
Registration fees		53,212
Shareholder reports		47,504
Portfolio accounting fees		37,308
Professional fees		18,505
Transfer agent fees		15,639
Interest expense		7,390
Independent trustees' fees		6,395
Other expenses	+	18,701
Total expenses		2,547,194
Expense reduction by CSIM and its affiliates	–	330,201
Net expenses	–	2,216,993
Net investment income		41,979,499
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(9,500,837)
Net realized gains on futures contracts		2,062,102
Net realized losses on foreign currency transactions	+	(704,073)
Net realized losses		(8,142,808)
Net change in unrealized appreciation (depreciation) on investments		310,854,375
Net change in unrealized appreciation (depreciation) on futures contracts		1,677,758
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	316,359
Net change in unrealized appreciation (depreciation)	+	312,848,492
Net realized and unrealized gains		304,705,684
Increase in net assets resulting from operations		$346,685,183
[1]	See financial note 2(e) and financial note 4.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/16-4/30/17		11/1/15-10/31/16
Net investment income		$41,979,499	$87,842,148
Net realized losses		(8,142,808)	(41,952,856)
Net change in unrealized appreciation (depreciation)	+	312,848,492	(119,132,636)
Increase (decrease) in net assets from operations		346,685,183	(73,243,344)
Distributions to Shareholders
Distributions from net investment income		($92,318,949)	($77,100,360)

Transactions in Fund Shares
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		29,639,167	$524,273,101	64,054,024	$1,096,906,593
Shares reinvested		4,417,331	75,315,502	3,569,073	61,423,757
Shares redeemed	+	(20,320,724)	(360,065,887)	(55,915,117)	(951,870,981)
Net transactions in fund shares		13,735,774	$239,522,716	11,707,980	$206,459,369
Shares Outstanding and Net Assets
		11/1/16-4/30/17		11/1/15-10/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		165,507,912	$2,900,449,128	153,799,932	$2,844,333,463
Total increase	+	13,735,774	493,888,950	11,707,980	56,115,665
End of period		179,243,686	$3,394,338,078	165,507,912	$2,900,449,128
Net investment income not yet distributed			$13,533,168		$63,872,618

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab International Index Fund	Schwab Target 2060 Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund™	Schwab Target 2010 Index Fund
Schwab Core Equity Fund™	Schwab Target 2015 Index Fund
Schwab Dividend Equity Fund™	Schwab Target 2020 Index Fund
Schwab Large-Cap Growth Fund™	Schwab Target 2025 Index Fund
Schwab Small-Cap Equity Fund™	Schwab Target 2030 Index Fund
Schwab Hedged Equity Fund™	Schwab Target 2035 Index Fund
Schwab Health Care Fund™	Schwab Target 2040 Index Fund
Schwab ® International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab® Monthly Income Fund – Moderate Payout
Schwab Target 2030 Fund	Schwab® Monthly Income Fund – Enhanced Payout
Schwab Target 2035 Fund	Schwab® Monthly Income Fund – Maximum Payout
Schwab Target 2040 Fund

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab® U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Market Fund™	Schwab® Short-Term Bond Index Fund
Schwab Intermediate-Term Bond Fund™	Schwab Tax-Free Bond Fund™
Schwab Total Bond Market Fund™	Schwab California Tax-Free Bond Fund™
Schwab GNMA Fund™	Schwab Global Real Estate Fund™
Schwab ® Treasury Inflation Protected Securities Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of April 30, 2017 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trusts’ Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of April 30, 2017, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2017, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by CSIM. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
(e) Expenses:
Prior to March 1, 2017, expenses that were specific to a fund were charged directly to the fund. Expenses that were common to all funds within a trust were allocated among the funds in proportion to their average daily net assets.
Effective March 1, 2017, pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and each trust, the investment adviser will pay the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund's operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2017, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategies. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation (CSC), serves as each fund's investment adviser and administrator pursuant to an Advisory Agreement between CSIM and each trust.

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Effective March 1, 2017, for its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.03%	0.05%	0.05%	0.03%	0.06%
Prior to March 1, 2017, the advisory and administrative services fee of the Schwab 1000 Index Fund was as follows:
% of Average Daily Net Assets	Schwab 1000 Index Fund
First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%
For the period from November 1, 2016 to February 28, 2017, the aggregate advisory and administrative services fee paid to CSIM by the Schwab 1000 Index Fund was 0.22%, annualized, as a percentage of the fund's average daily net assets.
Prior to March 1, 2017, the advisory and administrative services fees of the Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 0.06%, 0.15%, 0.06%, and 0.15%, respectively.
Shareholder Servicing
Prior to March 1, 2017, the Board had adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enabled each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares were subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider was made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund paid no more than the amount set forth in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan were made as described above without regard to whether the fee was more or less than the service provider’s actual cost of providing the services, and if more, such excess may have been retained as profit by the service provider.
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.02%	0.10%	0.02%	0.02%	0.02%
Effective March 1, 2017, the Plan was terminated with respect to the funds and the funds are no longer charged shareholder servicing fees.
Expense Limitation
Effective March 1, 2017, the funds moved to a unitary fee structure and the expense limitation was terminated. Under the new unitary fee structure, CSIM pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Prior to March 1, 2017, CSIM and its affiliates had made an additional agreement with the funds, for so long as CSIM served as the investment adviser to the funds, which may only have been amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets was as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
0.09%	0.29%	0.17%	0.09%	0.19%
Investments in Affiliates
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of CSC if that company is included in its index. The table below shows funds with investment activities involving CSC shares during the report period:
Fund	Balance of Shares Held at 10/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 04/30/17	Market Value at 04/30/17	Realized Gains (Losses) 11/01/16 to 04/30/17	Dividends Received 11/01/16 to 04/30/17
Schwab S&P 500 Index Fund	1,480,381	93,500	—	1,573,881	$61,145,277	$—	$224,433
Schwab 1000 Index Fund	375,265	—	—	375,265	$14,579,045	$—	$56,290
Schwab Total Stock Market Index Fund	250,126	34,944	—	285,070	$11,074,969	$—	$39,074
Investments from Affiliates
Certain Schwab Funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of April 30, 2017, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.7%	—%	3.4%	—%	2.5%
Schwab MarketTrack Balanced Portfolio	0.4%	—%	1.7%	—%	1.1%
Schwab MarketTrack Conservative Portfolio	0.1%	—%	0.6%	—%	0.4%
Schwab MarketTrack Growth Portfolio	0.8%	—%	3.4%	—%	2.1%
Schwab MarketTrack Growth Portfolio II	0.0%*	0.0%*	0.2%	—%	0.2%
Schwab Target 2010 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.6%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.6%	—%	—%	—%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2050 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	—%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	—%	—%
*	Less than 0.05%
Certain other related parties may own shares of the funds in this report. As of April 30, 2017, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 3.9%, 9.0% and 4.5%, respectively.

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future. As of April 30, 2017, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $131,932 for Schwab International Index Fund.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2017, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$77,806,606	$161,383
Schwab 1000 Index Fund	53,996,914	12,205,594
Schwab Small-Cap Index Fund	15,810,447	(1,283,688)
Schwab Total Stock Market Index Fund	36,172,770	(1,225,971)
Schwab International Index Fund	—	—

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. Effective March 1, 2017, the funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. Prior to March 1, 2017, the funds paid independent trustees, as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2017 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds'

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Financial Notes, unaudited (continued)

7. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2017, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab S&P 500 Index Fund	$196,691,657	1,722
Schwab 1000 Index Fund	57,452,904	498
Schwab Small-Cap Index Fund	25,788,783	329
Schwab Total Stock Market Index Fund	27,123,877	255
Schwab International Index Fund	31,177,371	360

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended April 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab S&P 500 Index Fund	$1,318,317,393	$164,062,245
Schwab 1000 Index Fund	147,441,741	301,467,802
Schwab Small-Cap Index Fund	241,958,128	39,934,367
Schwab Total Stock Market Index Fund	453,532,123	45,300,627
Schwab International Index Fund	199,872,360	28,182,073

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. Effective February 28, 2017, the funds no longer charge redemption fees. The redemption fees charged during the current and prior periods were as follows:
	Current Period (11/1/16-4/30/17)	Prior Period (11/1/15-10/31/16)
Schwab S&P 500 Index Fund	$110,332	$369,401
Schwab 1000 Index Fund	8,551	27,980
Schwab Small-Cap Index Fund	13,129	12,505
Schwab Total Stock Market Index Fund	35,265	54,925
Schwab International Index Fund	13,908	46,804

10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab International Index Fund
October 31, 2017	$—	$—	$—	$—	$13,252,761
No expiration*	—	—	—	—	95,507,243
Total	$—	$—	$—	$—	$108,760,004
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.

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Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):
As of October 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the funds did not incur any interest or penalties.

11. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the investment advisory agreement between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (each, a Fund and collectively, the Funds) (Current Advisory Agreement) with respect to each Fund at meetings held on May 9, 2016 and June 1, 2016, and the Board approved the renewal of the Current Advisory Agreement with respect to each Fund for an additional one-year term at the meeting held on June 1, 2016. The Board, including a majority of the Independent Trustees, also considered information specifically relating to its consideration of an amended and restated investment advisory agreement between the Trusts and CSIM with respect to the Funds (Proposed Advisory Agreement), including a proposed unitary fee structure, with respect to each Fund, and approved the Proposed Advisory Agreement at a meeting held on January 18, 2017.
In considering whether to approve the Proposed Advisory Agreement, the Board considered and discussed a wide variety of materials provided by CSIM. The Board also considered detailed information regarding the expenses of similarly situated competitor funds provided by CSIM based on information prepared by a third party. The Board had the opportunity to discuss the Proposed Advisory Agreement at length with representatives of CSIM and with independent legal counsel, including considering information and representations from CSIM supporting a conclusion that the Proposed Advisory Agreement will not result in any reduction in the nature or level of services that are provided to the Funds by CSIM. The Board, including the Independent Trustees, determined that the information received and the basis for the renewal of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016 would remain the basis for the Board’s approval of the Proposed Advisory Agreement, as modified and updated by the consideration of performance information regarding the Funds received subsequent to those meeting and by the information contained in the materials received by the Board in connection with the proposed change in Fund fee structure and expenses as reflected in the Proposed Advisory Agreement.
The factors considered by the Board in approving the Proposed Advisory Agreement included:
1.	The nature, extent and quality of the services to be provided to the Funds under the Proposed Advisory Agreement, including the resources CSIM and its affiliates would be dedicating to the Funds;
2.	Each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	Each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange traded funds and other accounts;
4.	The profitability of CSIM and its affiliates, including Schwab, with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	The extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Proposed Advisory Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. As part of its consideration of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees had evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees had also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure and internal investment guidelines. The Trustees considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services and channel alternatives such as investment and research tools, internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees had also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that many of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board had concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and

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its affiliates dedicated to the Funds supported renewal of the Current Advisory Agreement with respect to the Funds. When considering the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board acknowledged these previous considerations and took into account that, although the net compensation flowing to CSIM and its affiliates is expected to decrease, CSIM had undertaken that it would not reduce the nature, extent or quality of services provided under the Proposed Advisory Agreement as compared to the Current Advisory Agreement. In this regard, the Board noted that, in fact, under the Proposed Advisory Agreement, CSIM would be obligated to bear certain additional expenses and provide certain additional services to the Funds that CSIM is not currently required to bear and provide under the Current Advisory Agreement. The Board sought and received confirmation from CSIM and its affiliates that they are prepared to commit the resources necessary for the provision of services and bearing of expenses under the Proposed Advisory Agreement, notwithstanding the decrease in revenue to CSIM and its affiliates that would result (at current Fund asset levels) under the Proposed Advisory Agreement.
Fund Performance. In considering the renewal of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Board considered Fund performance. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees had further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and had also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board had concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Current Advisory Agreement with respect to the Funds. When considering the approval of the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board took into account these considerations as well as the performance information relating to the Funds that CSIM had provided and the Board had reviewed subsequent to the approval of the Current Advisory Agreement.
Fund Expenses. As part of its consideration of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Trustees considered the rate of compensation called for by the Current Advisory Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees had also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund or until the Board authorizes the termination of CSIM’s contractual commitment. The Trustees had also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board had concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Current Advisory Agreement with respect to the Funds. In considering the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board took into account these factors as well as that: (i) the structure of the proposed management fee would change to a unitary fee structure; (ii) CSIM will remove the shareholder servicing fee currently paid by each Fund; (iii) the expected total operating expenses for each Fund under the Proposed Advisory Agreement would be lower than what the total operating expenses could reach at any asset level under the current fee structure with the Current Advisory Agreement and the shareholder servicing fee; (iv) the fees payable by CSIM under the Proposed Advisory Agreement for each Fund would include some Fund operating costs that are currently paid by the Fund and outside the expense cap for the Fund, such as interest expenses; and (v) the proposed management fee for each Fund will remain competitive when compared to similarly situated competitor funds.
Profitability. In their consideration of the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, both with and without regard to distribution expenses. In this connection, the Trustees had reviewed management’s profitability analyses and methodology, together with certain commentary thereon from an independent accounting firm. The Trustees had also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees had also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The

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Trustees considered whether the varied levels of compensation and profitability under the Current Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board had concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Current Advisory Agreement with respect to the Funds. As part of its consideration of the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Trustees took into account these considerations as well as additional information relating to the costs and net revenue reductions to CSIM and its affiliates in connection with implementing the proposed unitary fee structure under the Proposed Advisory Agreement. In particular, the Board considered, among other things, the additional expenses to be borne by CSIM under the Proposed Advisory Agreement, and the elimination of the shareholder servicing fees.
Economies of Scale. In considering the Current Advisory Agreement at the meetings held on May 9, 2016 and June 1, 2016, the Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated management fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. Based on this evaluation, the Board had concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale. In considering the Proposed Advisory Agreement at the meeting held on January 18, 2017, the Board took these items into consideration, but noted that the structure of the management fee would change to a unitary fee structure. The Board concluded that, although each Fund’s unitary fee structure under the Proposed Advisory Agreement would not have breakpoints, each Fund would benefit from the fact that the expected total operating expenses under the Proposed Advisory Agreement for the Fund would be lower than what the total operating expenses could reach at any asset level under the current fee structure with the Current Advisory Agreement and the shareholder servicing fee.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees unanimously, approved the Proposed Advisory Agreement with respect to the Funds and concluded that the compensation under the Proposed Advisory Agreement with respect to the Funds is fair and reasonable in light of the services that CSIM will provide and the expenses it will bear thereunder and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Approval of Amendment to Proposed Advisory Agreement
At a meeting held on February 28, 2017, the Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the approval of an amendment to the Proposed Advisory Agreement to reflect a reduction to the rate paid by Schwab Capital Trust to CSIM as compensation for CSIM's services rendered to Schwab Small-Cap Index Fund and Schwab International Index Fund. The Board reviewed materials provided by CSIM and also took into account the detailed information that the Board reviewed at the May 9, 2016, June 1, 2016 and January 18, 2017 meetings during the course of its consideration and approval of the renewal of the Current Advisory Agreement and approval of the Proposed Advisory Agreement.
Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the amendment to the Proposed Advisory Agreement with respect to Schwab Small-Cap Index Fund and Schwab International Index Fund and concluded the change to the rate paid by the Trust to CSIM as compensation for CSIM's services rendered to Schwab Small-Cap Index Fund and Schwab International Index Fund will not result in any reduction in the nature or quality of services provided by CSIM under the Proposed Advisory Agreement.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently more than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Small-Cap Spliced Index  An internally calculated index comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Equity Index Funds  |  Semiannual Report

Notes

Schwab Equity Index Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR13562-21
00194053

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.3%	Common Stock	14,080,322,208	26,386,267,205
0.0%	Other Investment Company	4,719,058	4,719,058
1.2%	Short-Term Investments	313,506,445	313,506,445
100.5%	Total Investments	14,398,547,711	26,704,492,708
(0.5%)	Other Assets and Liabilities, Net		(125,550,848)
100.0%	Net Assets		26,578,941,860

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	261,400	11,051,992
Delphi Automotive plc	352,900	28,373,160
Ford Motor Co.	5,012,997	57,499,076
General Motors Co.	1,742,800	60,370,592
Harley-Davidson, Inc.	223,470	12,695,331
The Goodyear Tire & Rubber Co.	344,936	12,497,031
		182,487,182

Banks 6.3%
Bank of America Corp.	12,922,211	301,604,405
BB&T Corp.	1,028,826	44,424,707
Citigroup, Inc.	3,573,847	211,285,835
Citizens Financial Group, Inc.	656,200	24,089,102
Comerica, Inc.	229,070	16,195,249
Fifth Third Bancorp	940,929	22,986,895
Huntington Bancshares, Inc.	1,354,493	17,418,780
JPMorgan Chase & Co.	4,604,231	400,568,097
KeyCorp	1,401,398	25,561,499
M&T Bank Corp.	200,598	31,174,935
People's United Financial, Inc.	406,600	7,103,302
Regions Financial Corp.	1,567,445	21,552,369
SunTrust Banks, Inc.	629,516	35,762,804
The PNC Financial Services Group, Inc.	626,878	75,068,640
U.S. Bancorp	2,061,728	105,725,412
Wells Fargo & Co.	5,805,009	312,541,685
Zions Bancorp	250,998	10,047,450
		1,663,111,166

Capital Goods 7.3%
3M Co.	771,719	151,125,732
Acuity Brands, Inc.	60,500	10,654,050
Allegion plc	131,733	10,359,483
AMETEK, Inc.	289,400	16,553,680
Arconic, Inc.	576,054	15,743,556
Caterpillar, Inc.	754,162	77,120,606
Cummins, Inc.	195,262	29,472,846
Deere & Co.	374,386	41,785,222
Dover Corp.	198,670	15,671,090
Eaton Corp. plc	580,738	43,927,022
Emerson Electric Co.	836,915	50,449,236
Fastenal Co.	384,498	17,179,371
Flowserve Corp.	175,000	8,902,250
Security	Number of Shares	Value ($)
Fluor Corp.	174,382	8,949,284
Fortive Corp.	384,687	24,335,300
Fortune Brands Home & Security, Inc.	205,600	13,104,944
General Dynamics Corp.	366,760	71,074,420
General Electric Co.	11,248,057	326,081,172
Honeywell International, Inc.	977,829	128,232,495
Illinois Tool Works, Inc.	399,036	55,102,881
Ingersoll-Rand plc	342,800	30,423,500
Jacobs Engineering Group, Inc.	160,934	8,838,495
Johnson Controls International plc	1,204,302	50,062,834
L3 Technologies, Inc.	97,283	16,710,301
Lockheed Martin Corp.	320,191	86,275,465
Masco Corp.	419,488	15,529,446
Northrop Grumman Corp.	223,467	54,963,943
PACCAR, Inc.	450,350	30,051,856
Parker-Hannifin Corp.	172,736	27,775,949
Pentair plc	208,982	13,481,429
Quanta Services, Inc. *	179,900	6,375,656
Raytheon Co.	376,388	58,419,182
Rockwell Automation, Inc.	168,521	26,516,779
Rockwell Collins, Inc.	208,605	21,713,694
Roper Technologies, Inc.	129,900	28,409,130
Snap-on, Inc.	72,782	12,193,168
Stanley Black & Decker, Inc.	200,081	27,241,028
Textron, Inc.	341,504	15,934,577
The Boeing Co.	735,554	135,952,446
TransDigm Group, Inc.	66,300	16,358,199
United Rentals, Inc. *	110,100	12,073,566
United Technologies Corp.	967,258	115,094,029
W.W. Grainger, Inc.	69,927	13,474,933
Xylem, Inc.	227,400	11,690,634
		1,951,384,879

Commercial & Professional Services 0.5%
Cintas Corp.	113,876	13,946,394
Equifax, Inc.	155,861	21,089,552
Nielsen Holdings plc	449,500	18,487,935
Republic Services, Inc.	289,334	18,225,149
Robert Half International, Inc.	156,742	7,217,969
Stericycle, Inc. *	114,100	9,737,294
Verisk Analytics, Inc. *	199,900	16,553,719
Waste Management, Inc.	515,216	37,497,420
		142,755,432

Consumer Durables & Apparel 1.2%
Coach, Inc.	361,928	14,256,344
D.R. Horton, Inc.	422,016	13,880,106
Garmin Ltd.	155,100	7,885,284
Hanesbrands, Inc.	481,600	10,503,696
Hasbro, Inc.	139,417	13,817,619
Leggett & Platt, Inc.	182,994	9,614,505
Lennar Corp., Class A	248,318	12,540,059
Mattel, Inc.	415,494	9,315,375
Michael Kors Holdings Ltd. *	212,100	7,917,693
Mohawk Industries, Inc. *	83,800	19,675,402
Newell Brands, Inc.	619,250	29,562,995
NIKE, Inc., Class B	1,716,948	95,136,089

1
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PulteGroup, Inc.	370,186	8,392,116
PVH Corp.	99,900	10,092,897
Ralph Lauren Corp.	69,126	5,579,851
Under Armour, Inc., Class A *(b)	224,300	4,820,207
Under Armour, Inc., Class C *	225,892	4,384,564
VF Corp.	433,364	23,674,675
Whirlpool Corp.	96,622	17,940,773
		318,990,250

Consumer Services 1.7%
Carnival Corp.	529,221	32,689,981
Chipotle Mexican Grill, Inc. *	36,959	17,535,937
Darden Restaurants, Inc.	162,248	13,821,907
H&R Block, Inc.	284,905	7,062,795
Marriott International, Inc., Class A	404,726	38,214,229
McDonald's Corp.	1,055,738	147,729,418
Royal Caribbean Cruises Ltd.	212,600	22,663,160
Starbucks Corp.	1,886,024	113,274,601
Wyndham Worldwide Corp.	136,364	12,996,853
Wynn Resorts Ltd.	106,200	13,063,662
Yum! Brands, Inc.	425,085	27,949,339
		447,001,882

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	73,800	12,220,542
American Express Co.	984,741	78,040,724
Ameriprise Financial, Inc.	198,514	25,380,015
Berkshire Hathaway, Inc., Class B *	2,443,530	403,695,591
BlackRock, Inc.	156,600	60,223,662
Capital One Financial Corp.	620,574	49,881,738
CBOE Holdings, Inc.	115,000	9,477,150
CME Group, Inc.	437,885	50,877,858
Discover Financial Services	487,773	30,529,712
E*TRADE Financial Corp. *	354,519	12,248,632
Franklin Resources, Inc.	452,105	19,490,247
Intercontinental Exchange, Inc.	773,230	46,548,446
Invesco Ltd.	537,247	17,696,916
Leucadia National Corp.	427,851	10,863,137
Moody's Corp.	213,929	25,312,079
Morgan Stanley	1,845,454	80,037,340
Nasdaq, Inc.	142,400	9,807,088
Navient Corp.	373,300	5,674,160
Northern Trust Corp.	284,118	25,570,620
Raymond James Financial, Inc.	163,000	12,146,760
S&P Global, Inc.	331,167	44,439,300
State Street Corp.	465,826	39,082,802
Synchrony Financial	1,010,499	28,091,872
T. Rowe Price Group, Inc.	321,979	22,825,091
The Bank of New York Mellon Corp.	1,334,273	62,790,887
The Charles Schwab Corp. (a)	1,573,881	61,145,277
The Goldman Sachs Group, Inc.	479,969	107,417,062
		1,351,514,708

Energy 6.3%
Anadarko Petroleum Corp.	718,209	40,952,277
Apache Corp.	494,006	24,028,452
Baker Hughes, Inc.	558,563	33,161,885
Cabot Oil & Gas Corp.	614,700	14,285,628
Chesapeake Energy Corp. *	968,366	5,093,605
Chevron Corp.	2,446,134	261,002,498
Cimarex Energy Co.	119,500	13,943,260
Concho Resources, Inc. *	194,777	24,670,455
ConocoPhillips	1,602,990	76,799,251
Devon Energy Corp.	667,258	26,350,018
EOG Resources, Inc.	744,312	68,848,860
Security	Number of Shares	Value ($)
EQT Corp.	226,300	13,157,082
Exxon Mobil Corp.	5,352,341	437,018,643
Halliburton Co.	1,100,368	50,484,884
Helmerich & Payne, Inc.	140,100	8,495,664
Hess Corp.	352,140	17,194,996
Kinder Morgan, Inc.	2,473,644	51,031,276
Marathon Oil Corp.	1,069,452	15,902,751
Marathon Petroleum Corp.	686,052	34,947,489
Murphy Oil Corp.	184,892	4,840,473
National Oilwell Varco, Inc.	487,624	17,052,211
Newfield Exploration Co. *	244,700	8,471,514
Noble Energy, Inc.	569,468	18,410,900
Occidental Petroleum Corp.	973,650	59,918,421
ONEOK, Inc.	274,900	14,462,489
Phillips 66	559,795	44,537,290
Pioneer Natural Resources Co.	222,300	38,455,677
Range Resources Corp.	230,100	6,095,349
Schlumberger Ltd.	1,804,028	130,954,393
TechnipFMC plc *	615,400	18,542,002
Tesoro Corp.	154,607	12,323,724
The Williams Cos., Inc.	1,052,198	32,228,825
Transocean Ltd. *	506,200	5,583,386
Valero Energy Corp.	579,340	37,431,157
		1,666,676,785

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	561,892	99,747,068
CVS Health Corp.	1,315,051	108,412,804
Sysco Corp.	646,257	34,167,608
The Kroger Co.	1,173,794	34,802,992
Wal-Mart Stores, Inc.	1,944,402	146,180,142
Walgreens Boots Alliance, Inc.	1,101,711	95,342,070
Whole Foods Market, Inc.	421,432	15,327,482
		533,980,166

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	2,500,391	179,478,066
Archer-Daniels-Midland Co.	724,899	33,164,129
Brown-Forman Corp., Class B	222,884	10,546,871
Campbell Soup Co.	239,711	13,792,971
ConAgra Brands, Inc.	538,249	20,873,296
Constellation Brands, Inc., Class A	219,065	37,797,475
Dr Pepper Snapple Group, Inc.	231,700	21,235,305
General Mills, Inc.	735,480	42,297,455
Hormel Foods Corp.	363,400	12,748,072
Kellogg Co.	324,934	23,070,314
McCormick & Co., Inc. - Non Voting Shares	142,802	14,265,920
Mead Johnson Nutrition Co.	237,800	21,097,616
Molson Coors Brewing Co., Class B	238,130	22,834,286
Mondelez International, Inc., Class A	1,961,854	88,342,286
Monster Beverage Corp. *	522,600	23,715,588
PepsiCo, Inc.	1,844,563	208,952,097
Philip Morris International, Inc.	2,001,646	221,862,443
Reynolds American, Inc.	1,070,550	69,050,475
The Coca-Cola Co.	4,989,656	215,303,656
The Hershey Co.	182,328	19,727,889
The JM Smucker Co.	150,275	19,042,848
The Kraft Heinz Co.	762,718	68,942,080
Tyson Foods, Inc., Class A	370,090	23,781,983
		1,411,923,121

Health Care Equipment & Services 5.4%
Abbott Laboratories	2,215,194	96,671,066
Aetna, Inc.	428,475	57,874,118

2
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
AmerisourceBergen Corp.	218,146	17,898,879
Anthem, Inc.	341,429	60,736,805
Baxter International, Inc.	625,189	34,810,524
Becton, Dickinson & Co.	275,198	51,453,770
Boston Scientific Corp. *	1,728,574	45,599,782
C.R. Bard, Inc.	94,273	28,987,062
Cardinal Health, Inc.	407,233	29,561,043
Centene Corp. *	216,900	16,137,360
Cerner Corp. *	386,900	25,051,775
Cigna Corp.	327,008	51,134,241
Danaher Corp.	789,374	65,778,535
DaVita, Inc. *	204,000	14,078,040
DENTSPLY SIRONA, Inc.	290,400	18,364,896
Edwards Lifesciences Corp. *	272,900	29,928,943
Envision Healthcare Corp. *	145,000	8,124,350
Express Scripts Holding Co. *	770,295	47,249,895
HCA Holdings, Inc. *	373,600	31,460,856
Henry Schein, Inc. *	104,900	18,231,620
Hologic, Inc. *	367,800	16,606,170
Humana, Inc.	194,303	43,131,380
IDEXX Laboratories, Inc. *	115,300	19,339,269
Intuitive Surgical, Inc. *	49,031	40,983,542
Laboratory Corp. of America Holdings *	133,991	18,778,839
McKesson Corp.	275,575	38,109,267
Medtronic plc	1,766,576	146,784,800
Patterson Cos., Inc.	104,447	4,646,847
Quest Diagnostics, Inc.	171,680	18,113,957
Stryker Corp.	393,240	53,626,139
The Cooper Cos., Inc.	60,000	12,019,800
UnitedHealth Group, Inc.	1,239,610	216,782,997
Universal Health Services, Inc., Class B	119,100	14,382,516
Varian Medical Systems, Inc. *	123,906	11,243,230
Zimmer Biomet Holdings, Inc.	255,923	30,621,187
		1,434,303,500

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	324,000	16,047,720
Colgate-Palmolive Co.	1,133,594	81,664,112
Coty, Inc., Class A	580,000	10,353,000
Kimberly-Clark Corp.	463,295	60,112,526
The Clorox Co.	168,057	22,467,540
The Estee Lauder Cos., Inc., Class A	280,652	24,456,015
The Procter & Gamble Co.	3,297,190	287,943,603
		503,044,516

Insurance 2.7%
Aflac, Inc.	525,473	39,347,418
American International Group, Inc.	1,200,454	73,119,653
Aon plc	334,150	40,044,536
Arthur J. Gallagher & Co.	238,300	13,299,523
Assurant, Inc.	74,246	7,145,435
Chubb Ltd.	598,665	82,166,771
Cincinnati Financial Corp.	192,903	13,906,377
Lincoln National Corp.	294,671	19,427,659
Loews Corp.	352,716	16,443,620
Marsh & McLennan Cos., Inc.	660,979	48,998,373
MetLife, Inc.	1,395,977	72,325,568
Principal Financial Group, Inc.	337,567	21,985,739
Prudential Financial, Inc.	553,831	59,276,532
The Allstate Corp.	468,310	38,068,920
The Hartford Financial Services Group, Inc.	472,795	22,864,366
The Progressive Corp.	756,820	30,060,891
The Travelers Cos., Inc.	365,060	44,413,200
Torchmark Corp.	143,266	10,989,935
Unum Group	303,840	14,076,907
Security	Number of Shares	Value ($)
Willis Towers Watson plc	166,225	22,044,760
XL Group Ltd.	328,999	13,768,608
		703,774,791

Materials 2.8%
Air Products & Chemicals, Inc.	276,001	38,778,141
Albemarle Corp.	148,846	16,210,818
Avery Dennison Corp.	119,776	9,966,561
Ball Corp.	227,464	17,489,707
CF Industries Holdings, Inc.	297,325	7,950,471
E.I. du Pont de Nemours & Co.	1,108,104	88,371,294
Eastman Chemical Co.	188,616	15,042,126
Ecolab, Inc.	340,828	43,997,487
FMC Corp.	179,900	13,174,077
Freeport-McMoRan, Inc. *	1,705,440	21,744,360
International Flavors & Fragrances, Inc.	98,043	13,587,779
International Paper Co.	541,189	29,207,970
LyondellBasell Industries N.V., Class A	426,200	36,124,712
Martin Marietta Materials, Inc.	80,300	17,681,257
Monsanto Co.	561,300	65,453,193
Newmont Mining Corp.	673,046	22,755,685
Nucor Corp.	422,300	25,899,659
PPG Industries, Inc.	336,896	37,004,657
Praxair, Inc.	368,579	46,065,003
Sealed Air Corp.	236,068	10,391,713
The Dow Chemical Co.	1,431,035	89,868,998
The Mosaic Co.	434,300	11,695,699
The Sherwin-Williams Co.	103,736	34,718,364
Vulcan Materials Co.	173,271	20,944,998
WestRock Co.	334,889	17,936,655
		752,061,384

Media 3.2%
CBS Corp., Class B - Non Voting Shares	491,336	32,703,324
Charter Communications, Inc., Class A *	278,600	96,161,576
Comcast Corp., Class A	6,099,328	239,032,664
Discovery Communications, Inc., Class A *	159,800	4,599,044
Discovery Communications, Inc., Class C *	310,500	8,687,790
DISH Network Corp., Class A *	285,800	18,416,952
News Corp., Class A	443,000	5,634,960
News Corp., Class B	205,200	2,667,600
Omnicom Group, Inc.	293,847	24,130,716
Scripps Networks Interactive, Inc., Class A	116,593	8,711,829
TEGNA, Inc.	270,314	6,887,601
The Interpublic Group of Cos., Inc.	506,365	11,935,023
The Walt Disney Co.	1,874,783	216,724,915
Time Warner, Inc.	997,974	99,068,879
Twenty-First Century Fox, Inc., Class A	1,347,801	41,161,842
Twenty-First Century Fox, Inc., Class B	652,700	19,489,622
Viacom, Inc., Class B	448,853	19,103,184
		855,117,521

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	2,053,086	135,380,491
Agilent Technologies, Inc.	406,066	22,353,933
Alexion Pharmaceuticals, Inc. *	294,300	37,605,654
Allergan plc	434,268	105,900,595
Amgen, Inc.	950,859	155,294,292
Biogen, Inc. *	276,691	75,041,366
Bristol-Myers Squibb Co.	2,165,564	121,379,862
Celgene Corp. *	1,007,126	124,933,980
Eli Lilly & Co.	1,258,123	103,241,573

3
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	1,682,950	115,366,223
Illumina, Inc. *	189,500	35,030,970
Incyte Corp. *	220,000	27,341,600
Johnson & Johnson	3,494,325	431,444,308
Mallinckrodt plc *	134,700	6,320,124
Merck & Co., Inc.	3,535,914	220,393,520
Mettler-Toledo International, Inc. *	32,500	16,686,150
Mylan N.V. *	593,651	22,172,865
PerkinElmer, Inc.	141,360	8,398,198
Perrigo Co., plc	179,400	13,264,836
Pfizer, Inc.	7,665,033	259,997,919
Regeneron Pharmaceuticals, Inc. *	98,800	38,382,812
Thermo Fisher Scientific, Inc.	500,137	82,687,650
Vertex Pharmaceuticals, Inc. *	316,200	37,406,460
Waters Corp. *	100,752	17,116,757
Zoetis, Inc.	623,300	34,973,363
		2,248,115,501

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	111,100	12,499,861
American Tower Corp.	546,300	68,801,022
Apartment Investment & Management Co., Class A	209,014	9,142,272
AvalonBay Communities, Inc.	173,299	32,899,082
Boston Properties, Inc.	196,676	24,899,182
CBRE Group, Inc., Class A *	377,640	13,523,288
Crown Castle International Corp.	470,200	44,480,920
Digital Realty Trust, Inc.	202,100	23,209,164
Equinix, Inc.	100,409	41,940,839
Equity Residential	475,622	30,715,669
Essex Property Trust, Inc.	85,100	20,804,397
Extra Space Storage, Inc.	167,400	12,643,722
Federal Realty Investment Trust	95,900	12,552,351
GGP, Inc.	744,100	16,080,001
HCP, Inc.	587,400	18,414,990
Host Hotels & Resorts, Inc.	934,311	16,770,882
Iron Mountain, Inc.	323,302	11,237,978
Kimco Realty Corp.	569,859	11,562,439
Mid-America Apartment Communities, Inc.	153,500	15,228,735
Prologis, Inc.	671,189	36,519,394
Public Storage	195,678	40,971,060
Realty Income Corp.	344,200	20,084,070
Regency Centers Corp.	193,800	12,244,284
Simon Property Group, Inc.	412,353	68,145,457
SL Green Realty Corp.	129,700	13,609,421
The Macerich Co.	152,100	9,495,603
UDR, Inc.	351,100	13,110,074
Ventas, Inc.	453,600	29,034,936
Vornado Realty Trust	215,456	20,735,485
Welltower, Inc.	472,000	33,719,680
Weyerhaeuser Co.	959,223	32,488,883
		767,565,141

Retailing 5.6%
Advance Auto Parts, Inc.	92,400	13,133,736
Amazon.com, Inc. *	510,480	472,188,895
AutoNation, Inc. *	91,733	3,852,786
AutoZone, Inc. *	36,498	25,263,551
Bed Bath & Beyond, Inc.	194,069	7,520,174
Best Buy Co., Inc.	353,957	18,338,512
CarMax, Inc. *	239,400	14,004,900
Dollar General Corp.	333,200	24,226,972
Dollar Tree, Inc. *	304,230	25,181,117
Expedia, Inc.	156,013	20,862,058
Foot Locker, Inc.	165,000	12,761,100
Security	Number of Shares	Value ($)
Genuine Parts Co.	191,338	17,606,923
Kohl's Corp.	231,910	9,051,447
L Brands, Inc.	307,535	16,240,923
LKQ Corp. *	415,100	12,967,724
Lowe's Cos., Inc.	1,118,688	94,954,238
Macy's, Inc.	382,226	11,168,644
Netflix, Inc. *	554,400	84,379,680
Nordstrom, Inc.	139,796	6,747,953
O'Reilly Automotive, Inc. *	116,800	28,983,920
Ross Stores, Inc.	514,600	33,449,000
Signet Jewelers Ltd.	94,000	6,188,960
Staples, Inc.	781,869	7,638,860
Target Corp.	723,408	40,402,337
The Gap, Inc.	277,162	7,261,645
The Home Depot, Inc.	1,571,850	245,365,785
The Priceline Group, Inc. *	63,115	116,562,044
The TJX Cos., Inc.	836,006	65,743,512
Tiffany & Co.	140,028	12,833,566
Tractor Supply Co.	162,600	10,066,566
TripAdvisor, Inc. *	147,713	6,648,562
Ulta Salon, Cosmetics & Fragrance, Inc. *	74,900	21,079,856
		1,492,675,946

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc. *	978,100	13,008,730
Analog Devices, Inc.	472,040	35,969,448
Applied Materials, Inc.	1,395,372	56,666,057
Broadcom Ltd.	520,220	114,869,778
Intel Corp.	6,084,505	219,954,856
KLA-Tencor Corp.	200,481	19,691,244
Lam Research Corp.	206,274	29,878,789
Microchip Technology, Inc.	281,523	21,277,508
Micron Technology, Inc. *	1,348,275	37,306,769
NVIDIA Corp.	759,482	79,213,972
Qorvo, Inc. *	172,500	11,735,175
QUALCOMM, Inc.	1,914,465	102,883,349
Skyworks Solutions, Inc.	235,100	23,448,874
Texas Instruments, Inc.	1,284,354	101,695,150
Xilinx, Inc.	313,563	19,788,961
		887,388,660

Software & Services 13.3%
Accenture plc, Class A	800,900	97,149,170
Activision Blizzard, Inc.	893,600	46,690,600
Adobe Systems, Inc. *	634,476	84,854,820
Akamai Technologies, Inc. *	222,141	13,537,273
Alliance Data Systems Corp.	72,500	18,098,175
Alphabet, Inc., Class A *	383,712	354,749,418
Alphabet, Inc., Class C *	379,875	344,151,555
Autodesk, Inc. *	254,981	22,966,139
Automatic Data Processing, Inc.	579,973	60,601,379
CA, Inc.	407,925	13,392,178
Citrix Systems, Inc. *	209,508	16,957,577
Cognizant Technology Solutions Corp., Class A *	792,496	47,732,034
CSRA, Inc.	199,340	5,796,807
DXC Technology Co. *	367,851	27,713,894
eBay, Inc. *	1,297,169	43,338,416
Electronic Arts, Inc. *	401,292	38,050,507
Facebook, Inc., Class A *	3,034,300	455,903,575
Fidelity National Information Services, Inc.	419,234	35,295,310
Fiserv, Inc. *	281,004	33,478,817
Gartner, Inc. *	116,500	13,291,485
Global Payments, Inc.	190,000	15,534,400

4
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
International Business Machines Corp.	1,106,390	177,343,253
Intuit, Inc.	317,309	39,730,260
MasterCard, Inc., Class A	1,215,490	141,385,797
Microsoft Corp.	9,953,931	681,446,116
Oracle Corp.	3,864,686	173,756,283
Paychex, Inc.	411,865	24,415,357
PayPal Holdings, Inc. *	1,435,769	68,514,897
Red Hat, Inc. *	224,800	19,800,384
salesforce.com, Inc. *	844,965	72,768,386
Symantec Corp.	796,450	25,191,714
Synopsys, Inc. *	190,000	14,003,000
Teradata Corp. *	159,871	4,665,036
The Western Union Co.	629,625	12,504,352
Total System Services, Inc.	207,100	11,868,901
VeriSign, Inc. *	112,125	9,970,155
Visa, Inc., Class A	2,392,300	218,225,606
Yahoo! Inc. *	1,131,555	54,552,267
		3,539,425,293

Technology Hardware & Equipment 5.7%
Amphenol Corp., Class A	399,700	28,902,307
Apple, Inc.	6,759,715	971,033,060
Cisco Systems, Inc.	6,465,128	220,266,911
Corning, Inc.	1,173,687	33,860,870
F5 Networks, Inc. *	82,400	10,640,312
FLIR Systems, Inc.	186,200	6,839,126
Harris Corp.	157,600	17,633,864
Hewlett Packard Enterprise Co.	2,175,108	40,522,262
HP, Inc.	2,183,008	41,084,211
Juniper Networks, Inc.	510,965	15,364,718
Motorola Solutions, Inc.	219,322	18,855,112
NetApp, Inc.	342,374	13,643,604
Seagate Technology plc	384,000	16,177,920
TE Connectivity Ltd.	450,400	34,847,448
Western Digital Corp.	367,536	32,736,431
Xerox Corp.	1,173,566	8,437,939
		1,510,846,095

Telecommunication Services 2.2%
AT&T, Inc.	7,922,202	313,956,865
CenturyLink, Inc.	686,643	17,626,126
Level 3 Communications, Inc. *	371,900	22,596,644
Verizon Communications, Inc.	5,259,278	241,453,453
		595,633,088

Transportation 2.2%
Alaska Air Group, Inc.	163,600	13,920,724
American Airlines Group, Inc.	652,700	27,818,074
C.H. Robinson Worldwide, Inc.	184,895	13,441,867
CSX Corp.	1,181,591	60,072,086
Delta Air Lines, Inc.	946,300	42,999,872
Expeditors International of Washington, Inc.	239,800	13,450,382
FedEx Corp.	314,868	59,730,460
JB Hunt Transport Services, Inc.	108,100	9,692,246
Kansas City Southern	143,800	12,952,066
Norfolk Southern Corp.	369,092	43,364,619
Ryder System, Inc.	77,802	5,283,534
Southwest Airlines Co.	797,636	44,843,096
Union Pacific Corp.	1,049,650	117,518,814
United Continental Holdings, Inc. *	361,800	25,401,978
United Parcel Service, Inc., Class B	890,718	95,716,556
		586,206,374

Security	Number of Shares	Value ($)
Utilities 3.2%
AES Corp.	887,049	10,032,524
Alliant Energy Corp.	275,969	10,851,101
Ameren Corp.	311,820	17,053,436
American Electric Power Co., Inc.	639,802	43,397,770
American Water Works Co., Inc.	231,000	18,424,560
CenterPoint Energy, Inc.	564,366	16,101,362
CMS Energy Corp.	343,584	15,598,714
Consolidated Edison, Inc.	403,765	32,010,489
Dominion Resources, Inc.	815,964	63,180,093
DTE Energy Co.	229,012	23,952,365
Duke Energy Corp.	905,399	74,695,417
Edison International	421,693	33,722,789
Entergy Corp.	224,253	17,101,534
Eversource Energy	420,000	24,948,000
Exelon Corp.	1,183,893	40,998,215
FirstEnergy Corp.	560,294	16,775,202
NextEra Energy, Inc.	604,238	80,702,027
NiSource, Inc.	427,662	10,370,804
NRG Energy, Inc.	378,600	6,398,340
PG&E Corp.	661,806	44,374,092
Pinnacle West Capital Corp.	140,061	11,917,790
PPL Corp.	892,570	34,015,843
Public Service Enterprise Group, Inc.	638,570	28,129,009
SCANA Corp.	175,300	11,624,143
Sempra Energy	320,369	36,208,104
The Southern Co.	1,280,925	63,790,065
WEC Energy Group, Inc.	408,878	24,745,297
Xcel Energy, Inc.	647,386	29,164,739
		840,283,824
Total Common Stock
(Cost $14,080,322,208)		26,386,267,205

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.67% (c)	4,719,058	4,719,058
Total Other Investment Company
(Cost $4,719,058)		4,719,058
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Barclays Capital, Inc.
0.42%, 05/01/17 (d)	81,400,000	81,400,000
Sumitomo Mitsui Banking Corp.
0.42%, 05/01/17 (d)	232,106,445	232,106,445
Total Short-Term Investments
(Cost $313,506,445)		313,506,445

End of Investments.

5
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

At 04/30/17, the tax basis cost of the fund's investments was $14,438,467,784 and the unrealized appreciation and depreciation were $12,608,993,697 and ($342,968,773), respectively, with a net unrealized appreciation of $12,266,024,924.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,578,445.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	1,568	186,631,200	2,278,307
6
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	1,866,080,327	6,998,645,975
1.3%	Other Investment Companies	95,691,492	95,691,492
100.0%	Total Investments	1,961,771,819	7,094,337,467
(0.0%)	Other Assets and Liabilities, Net		(762,047)
100.0%	Net Assets		7,093,575,420

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Automobiles & Components 0.9%
Adient plc	29,818	2,193,412
Autoliv, Inc.	26,600	2,665,054
BorgWarner, Inc.	69,096	2,921,379
Delphi Automotive plc	82,400	6,624,960
Ford Motor Co.	1,208,087	13,856,758
General Motors Co.	418,200	14,486,448
Gentex Corp.	97,544	2,014,284
Harley-Davidson, Inc.	59,392	3,374,059
Lear Corp.	23,600	3,366,776
Tesla, Inc. *	35,208	11,057,777
The Goodyear Tire & Rubber Co.	83,100	3,010,713
Thor Industries, Inc.	14,500	1,394,610
		66,966,230

Banks 6.3%
Associated Banc-Corp.	42,800	1,065,720
Bank of America Corp.	3,073,841	71,743,449
Bank of Hawaii Corp.	12,970	1,056,796
Bank of the Ozarks, Inc.	15,000	712,050
BankUnited, Inc.	10,000	352,900
BB&T Corp.	269,400	11,632,692
BOK Financial Corp.	8,900	750,181
Chemical Financial Corp.	10,000	474,500
CIT Group, Inc.	61,388	2,842,878
Citigroup, Inc.	851,556	50,343,991
Citizens Financial Group, Inc.	163,500	6,002,085
Comerica, Inc.	51,128	3,614,750
Commerce Bancshares, Inc.	29,381	1,614,486
Cullen/Frost Bankers, Inc.	16,900	1,595,191
East West Bancorp, Inc.	45,800	2,485,566
F.N.B. Corp.	60,000	854,400
Fifth Third Bancorp	241,084	5,889,682
First Citizens BancShares, Inc., Class A	3,300	1,148,598
First Horizon National Corp.	70,500	1,293,675
First Republic Bank	44,600	4,123,716
Hancock Holding Co.	25,238	1,178,615
Home BancShares, Inc.	36,400	926,380
Huntington Bancshares, Inc.	329,006	4,231,017
IBERIABANK Corp.	13,454	1,067,575
Investors Bancorp, Inc.	108,730	1,505,910
JPMorgan Chase & Co.	1,091,578	94,967,286
KeyCorp	333,218	6,077,896
M&T Bank Corp.	49,343	7,668,396
MGIC Investment Corp. *	103,900	1,095,106
Security	Number of Shares	Value ($)
New York Community Bancorp, Inc.	149,882	1,991,932
PacWest Bancorp	28,300	1,397,737
People's United Financial, Inc.	103,793	1,813,264
Popular, Inc.	31,529	1,321,380
PrivateBancorp, Inc.	23,900	1,380,703
Prosperity Bancshares, Inc.	23,100	1,552,320
Radian Group, Inc.	65,144	1,099,631
Regions Financial Corp.	390,106	5,363,957
Signature Bank *	15,700	2,173,665
SunTrust Banks, Inc.	155,993	8,861,962
SVB Financial Group *	14,900	2,621,506
Synovus Financial Corp.	44,657	1,866,663
Texas Capital Bancshares, Inc. *	14,890	1,133,129
TFS Financial Corp.	27,300	451,542
The PNC Financial Services Group, Inc.	157,034	18,804,821
U.S. Bancorp	472,705	24,240,312
Umpqua Holdings Corp.	32,000	565,440
United Bankshares, Inc.	13,000	518,700
Webster Financial Corp.	27,500	1,397,275
Wells Fargo & Co.	1,378,696	74,228,993
Western Alliance Bancorp *	27,800	1,331,620
Wintrust Financial Corp.	15,728	1,114,486
Zions Bancorp	48,798	1,953,384
		445,499,909

Capital Goods 7.5%
3M Co.	180,854	35,416,639
A.O. Smith Corp.	50,800	2,737,104
Acuity Brands, Inc.	14,300	2,518,230
AECOM *	34,700	1,187,087
AGCO Corp.	14,200	908,658
Air Lease Corp.	19,700	751,358
Allegion plc	28,700	2,256,968
Allison Transmission Holdings, Inc.	13,700	529,916
AMETEK, Inc.	75,105	4,296,006
Arconic, Inc.	105,840	2,892,607
BWX Technologies, Inc.	32,900	1,617,693
Carlisle Cos., Inc.	20,736	2,102,423
Caterpillar, Inc.	180,796	18,488,199
Colfax Corp. *	15,000	607,050
Crane Co.	16,384	1,309,245
Cummins, Inc.	49,892	7,530,698
Curtiss-Wright Corp.	15,200	1,420,592
Deere & Co.	95,946	10,708,533
Donaldson Co., Inc.	32,900	1,522,612
Dover Corp.	50,237	3,962,695
Eaton Corp. plc	142,901	10,809,032
EMCOR Group, Inc.	8,100	532,494
Emerson Electric Co.	200,228	12,069,744
Fastenal Co.	92,300	4,123,964
Flowserve Corp.	43,023	2,188,580
Fluor Corp.	40,958	2,101,965
Fortive Corp.	92,520	5,852,815
Fortune Brands Home & Security, Inc.	52,900	3,371,846
General Dynamics Corp.	91,644	17,759,691
General Electric Co.	2,668,102	77,348,277
Graco, Inc.	15,694	1,692,598
HD Supply Holdings, Inc. *	51,900	2,091,570

7
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hexcel Corp.	26,300	1,361,025
Honeywell International, Inc.	239,099	31,355,443
Hubbell, Inc.	16,932	1,915,517
Huntington Ingalls Industries, Inc.	13,700	2,752,193
IDEX Corp.	28,906	3,028,193
Illinois Tool Works, Inc.	100,404	13,864,788
Ingersoll-Rand plc	82,400	7,313,000
ITT, Inc.	30,300	1,276,539
Jacobs Engineering Group, Inc.	38,756	2,128,480
Johnson Controls International plc	288,386	11,988,206
L3 Technologies, Inc.	23,374	4,014,952
Lennox International, Inc.	11,700	1,935,063
Lincoln Electric Holdings, Inc.	22,200	1,976,466
Lockheed Martin Corp.	76,564	20,630,170
Masco Corp.	108,836	4,029,109
MSC Industrial Direct Co., Inc., Class A	15,558	1,392,908
Nordson Corp.	18,000	2,253,600
Northrop Grumman Corp.	49,432	12,158,295
Orbital ATK, Inc.	10,200	1,009,800
Oshkosh Corp.	23,600	1,637,604
Owens Corning	36,900	2,245,365
PACCAR, Inc.	107,289	7,159,395
Parker-Hannifin Corp.	41,253	6,633,482
Pentair plc	57,895	3,734,806
Quanta Services, Inc. *	18,900	669,816
Raytheon Co.	91,290	14,169,121
Regal Beloit Corp.	7,000	551,950
Rockwell Automation, Inc.	39,549	6,223,035
Rockwell Collins, Inc.	50,483	5,254,775
Roper Technologies, Inc.	30,891	6,755,862
Sensata Technologies Holding N.V. *	30,100	1,239,518
Snap-on, Inc.	17,250	2,889,892
Spirit AeroSystems Holdings, Inc., Class A	37,400	2,137,784
Stanley Black & Decker, Inc.	46,641	6,350,172
Teledyne Technologies, Inc. *	12,600	1,698,858
Textron, Inc.	88,938	4,149,847
The Boeing Co.	176,789	32,675,911
The Middleby Corp. *	18,300	2,491,179
The Toro Co.	30,400	1,973,568
TransDigm Group, Inc.	16,600	4,095,718
Trinity Industries, Inc.	44,200	1,188,980
United Rentals, Inc. *	31,467	3,450,671
United Technologies Corp.	234,703	27,927,310
USG Corp. *	13,000	393,900
Valmont Industries, Inc.	3,500	533,225
W.W. Grainger, Inc.	17,876	3,444,705
WABCO Holdings, Inc. *	18,000	2,139,660
Wabtec Corp.	28,800	2,416,032
Watsco, Inc.	7,000	971,600
Woodward, Inc.	17,300	1,170,691
Xylem, Inc.	53,400	2,745,294
		530,210,362

Commercial & Professional Services 0.7%
Cintas Corp.	25,710	3,148,704
Copart, Inc. *	72,148	2,229,373
Deluxe Corp.	14,500	1,042,695
Equifax, Inc.	37,300	5,047,063
IHS Markit Ltd. *	71,132	3,087,129
KAR Auction Services, Inc.	44,400	1,936,728
ManpowerGroup, Inc.	21,591	2,180,259
Nielsen Holdings plc	110,500	4,544,865
Republic Services, Inc.	81,581	5,138,787
Robert Half International, Inc.	43,891	2,021,181
Rollins, Inc.	32,850	1,275,566
Stericycle, Inc. *	27,098	2,312,543
The Dun & Bradstreet Corp.	10,925	1,197,489
Security	Number of Shares	Value ($)
TransUnion *	12,100	484,363
Verisk Analytics, Inc. *	47,800	3,958,318
Waste Management, Inc.	131,077	9,539,784
		49,144,847

Consumer Durables & Apparel 1.3%
Brunswick Corp.	29,300	1,662,775
CalAtlantic Group, Inc.	22,300	807,706
Carter's, Inc.	17,300	1,592,292
Coach, Inc.	89,730	3,534,465
Columbia Sportswear Co.	8,900	503,918
D.R. Horton, Inc.	107,597	3,538,865
Garmin Ltd.	39,886	2,027,804
Hanesbrands, Inc.	121,600	2,652,096
Hasbro, Inc.	34,225	3,392,040
Leggett & Platt, Inc.	39,744	2,088,150
Lennar Corp., Class A	60,775	3,069,137
lululemon Athletica, Inc. *	34,500	1,794,000
Mattel, Inc.	102,797	2,304,709
Michael Kors Holdings Ltd. *	33,300	1,243,089
Mohawk Industries, Inc. *	19,439	4,564,083
Newell Brands, Inc.	143,713	6,860,859
NIKE, Inc., Class B	403,612	22,364,141
NVR, Inc. *	1,098	2,318,153
Polaris Industries, Inc. (b)	19,200	1,636,992
PulteGroup, Inc.	98,799	2,239,773
PVH Corp.	25,514	2,577,679
Ralph Lauren Corp.	18,395	1,484,844
Skechers U.S.A., Inc., Class A *	20,000	505,000
Toll Brothers, Inc.	50,000	1,799,500
Under Armour, Inc., Class A *(b)	56,200	1,207,738
Under Armour, Inc., Class C *	56,598	1,098,567
VF Corp.	103,828	5,672,124
Whirlpool Corp.	24,515	4,551,945
		89,092,444

Consumer Services 2.0%
Aramark	65,800	2,403,016
Bright Horizons Family Solutions, Inc. *	12,900	981,948
Carnival Corp.	115,760	7,150,495
Chipotle Mexican Grill, Inc. *	8,050	3,819,484
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,297,539
Darden Restaurants, Inc.	34,165	2,910,516
Domino's Pizza, Inc.	16,000	2,902,240
Dunkin' Brands Group, Inc.	28,000	1,564,080
H&R Block, Inc.	75,198	1,864,158
Hilton Worldwide Holdings, Inc.	41,600	2,453,152
Jack in the Box, Inc.	12,400	1,264,428
Las Vegas Sands Corp.	117,163	6,911,445
Marriott International, Inc., Class A	103,508	9,773,225
McDonald's Corp.	249,636	34,931,566
MGM Resorts International	147,287	4,523,184
Norwegian Cruise Line Holdings Ltd. *	33,900	1,828,227
Panera Bread Co., Class A *	7,000	2,188,760
Royal Caribbean Cruises Ltd.	52,391	5,584,881
Service Corp. International	63,100	2,033,082
ServiceMaster Global Holdings, Inc. *	41,700	1,588,770
Six Flags Entertainment Corp.	24,400	1,527,684
Starbucks Corp.	457,354	27,468,681
Texas Roadhouse, Inc.	19,700	923,536
The Wendy's Co.	60,900	897,666
Vail Resorts, Inc.	11,800	2,332,388
Wyndham Worldwide Corp.	34,917	3,327,939

8
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	24,842	3,055,815
Yum! Brands, Inc.	113,276	7,447,897
		144,955,802

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	17,859	2,957,272
AGNC Investment Corp.	60,000	1,264,200
Ally Financial, Inc.	88,400	1,750,320
American Express Co.	238,877	18,931,002
Ameriprise Financial, Inc.	53,057	6,783,337
Annaly Capital Management, Inc.	214,600	2,534,426
Berkshire Hathaway, Inc., Class B *	572,712	94,617,750
BlackRock, Inc.	39,665	15,253,969
Capital One Financial Corp.	150,653	12,109,488
CBOE Holdings, Inc.	25,400	2,093,214
Chimera Investment Corp.	27,000	549,720
CME Group, Inc.	98,580	11,454,010
Credit Acceptance Corp. *(b)	3,200	650,400
Discover Financial Services	134,724	8,432,375
E*TRADE Financial Corp. *	86,290	2,981,320
Eaton Vance Corp.	39,084	1,677,876
FactSet Research Systems, Inc.	12,900	2,106,054
Franklin Resources, Inc.	114,858	4,951,528
Intercontinental Exchange, Inc.	183,550	11,049,710
Invesco Ltd.	110,190	3,629,659
Lazard Ltd., Class A	10,900	468,046
Legg Mason, Inc.	31,214	1,166,779
Leucadia National Corp.	101,178	2,568,909
MarketAxess Holdings, Inc.	11,500	2,213,980
Moody's Corp.	53,326	6,309,532
Morgan Stanley	449,448	19,492,560
MSCI, Inc.	29,450	2,954,424
Nasdaq, Inc.	36,337	2,502,529
Navient Corp.	45,000	684,000
New Residential Investment Corp.	50,000	833,500
Northern Trust Corp.	65,976	5,937,840
Raymond James Financial, Inc.	39,649	2,954,644
S&P Global, Inc.	84,736	11,370,724
SEI Investments Co.	42,148	2,137,325
SLM Corp. *	80,000	1,003,200
Starwood Property Trust, Inc.	47,500	1,077,775
State Street Corp.	118,450	9,937,955
Stifel Financial Corp. *	10,000	488,700
Synchrony Financial	257,300	7,152,940
T. Rowe Price Group, Inc.	76,550	5,426,630
TD Ameritrade Holding Corp.	87,231	3,338,330
The Bank of New York Mellon Corp.	335,996	15,811,972
The Charles Schwab Corp. (a)	375,265	14,579,045
The Goldman Sachs Group, Inc.	116,132	25,990,342
Voya Financial, Inc.	24,800	927,024
		353,106,335

Energy 6.0%
Anadarko Petroleum Corp.	166,148	9,473,759
Antero Resources Corp. *	30,000	635,700
Apache Corp.	118,700	5,773,568
Baker Hughes, Inc.	135,606	8,050,928
Cabot Oil & Gas Corp.	145,596	3,383,651
Cheniere Energy, Inc. *	74,900	3,396,715
Chesapeake Energy Corp. *	126,459	665,174
Chevron Corp.	580,437	61,932,628
Cimarex Energy Co.	29,115	3,397,138
Concho Resources, Inc. *	45,200	5,725,032
ConocoPhillips	385,266	18,458,094
CONSOL Energy, Inc. *	50,000	759,000
Continental Resources, Inc. *	25,800	1,094,178
Security	Number of Shares	Value ($)
Core Laboratories N.V. (b)	13,300	1,473,906
Devon Energy Corp.	162,382	6,412,465
Diamondback Energy, Inc. *	26,800	2,675,712
Energen Corp. *	28,000	1,455,720
Ensco plc, Class A	50,000	394,500
EOG Resources, Inc.	173,204	16,021,370
EQT Corp.	51,600	3,000,024
Exxon Mobil Corp.	1,263,763	103,186,249
Halliburton Co.	280,788	12,882,553
Helmerich & Payne, Inc.	31,392	1,903,611
Hess Corp.	84,123	4,107,726
HollyFrontier Corp.	45,400	1,277,556
Kinder Morgan, Inc.	586,917	12,108,098
Laredo Petroleum, Inc. *	35,000	450,100
Marathon Oil Corp.	267,696	3,980,639
Marathon Petroleum Corp.	164,600	8,384,724
Murphy Oil Corp.	49,944	1,307,534
Nabors Industries Ltd.	86,107	890,346
National Oilwell Varco, Inc.	119,426	4,176,327
Newfield Exploration Co. *	63,666	2,204,117
Noble Energy, Inc.	134,622	4,352,329
Oasis Petroleum, Inc. *	70,000	835,800
Occidental Petroleum Corp.	244,916	15,072,131
ONEOK, Inc.	66,824	3,515,611
Parsley Energy, Inc., Class A *	60,000	1,787,400
Patterson-UTI Energy, Inc.	49,797	1,077,856
PDC Energy, Inc. *	16,959	936,646
Phillips 66	131,400	10,454,184
Pioneer Natural Resources Co.	55,711	9,637,446
Range Resources Corp.	47,928	1,269,613
Rice Energy, Inc. *	45,000	958,050
RSP Permian, Inc. *	33,200	1,263,260
Schlumberger Ltd.	431,405	31,315,689
SM Energy Co.	25,000	564,750
Targa Resources Corp.	55,000	3,032,150
TechnipFMC plc *	131,568	3,964,144
Tesoro Corp.	36,712	2,926,314
The Williams Cos., Inc.	244,321	7,483,552
Transocean Ltd. *	153,900	1,697,517
Valero Energy Corp.	149,520	9,660,487
Weatherford International plc *	260,000	1,500,200
Western Refining, Inc.	25,000	862,250
Whiting Petroleum Corp. *	60,000	498,000
WPX Energy, Inc. *	105,000	1,252,650
		426,956,871

Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	7,200	806,904
Costco Wholesale Corp.	133,759	23,744,897
CVS Health Corp.	323,111	26,637,271
Rite Aid Corp. *	169,300	677,200
Sysco Corp.	151,030	7,984,956
The Kroger Co.	307,226	9,109,251
Wal-Mart Stores, Inc.	451,627	33,953,318
Walgreens Boots Alliance, Inc.	268,969	23,276,577
Whole Foods Market, Inc.	79,332	2,885,305
		129,075,679

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	596,705	42,831,485
Archer-Daniels-Midland Co.	190,705	8,724,754
Brown-Forman Corp., Class A	16,800	807,408
Brown-Forman Corp., Class B	44,360	2,099,115
Bunge Ltd.	27,892	2,204,305
Campbell Soup Co.	53,858	3,098,989
ConAgra Brands, Inc.	136,097	5,277,842

9
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Constellation Brands, Inc., Class A	54,132	9,339,935
Dr Pepper Snapple Group, Inc.	57,920	5,308,368
Flowers Foods, Inc.	56,925	1,116,299
General Mills, Inc.	183,700	10,564,587
Hormel Foods Corp.	81,188	2,848,075
Ingredion, Inc.	21,800	2,699,276
Kellogg Co.	79,931	5,675,101
Lamb Weston Holdings, Inc.	45,365	1,893,989
McCormick & Co., Inc. - Non Voting Shares	35,254	3,521,875
Mead Johnson Nutrition Co.	58,800	5,216,736
Molson Coors Brewing Co., Class B	58,272	5,587,702
Mondelez International, Inc., Class A	487,564	21,955,007
Monster Beverage Corp. *	137,700	6,248,826
PepsiCo, Inc.	430,385	48,754,013
Philip Morris International, Inc.	460,065	50,993,604
Pilgrim's Pride Corp.	15,000	389,400
Pinnacle Foods, Inc.	29,600	1,721,240
Post Holdings, Inc. *	9,200	774,548
Reynolds American, Inc.	228,392	14,731,284
Seaboard Corp.	105	444,571
Snyder's-Lance, Inc.	13,000	458,380
The Coca-Cola Co.	1,200,348	51,795,016
The Hain Celestial Group, Inc. *	20,400	754,596
The Hershey Co.	45,564	4,930,025
The JM Smucker Co.	36,901	4,676,095
The Kraft Heinz Co.	187,600	16,957,164
TreeHouse Foods, Inc. *	10,000	876,000
Tyson Foods, Inc., Class A	89,659	5,761,487
		351,037,097

Health Care Equipment & Services 5.3%
Abbott Laboratories	537,201	23,443,452
ABIOMED, Inc. *	12,100	1,576,872
Acadia Healthcare Co., Inc. *	10,000	435,800
Aetna, Inc.	110,234	14,889,306
Alere, Inc. *	12,700	624,459
Align Technology, Inc. *	23,400	3,150,108
AmerisourceBergen Corp.	54,220	4,448,751
Anthem, Inc.	81,423	14,484,337
athenahealth, Inc. *	12,000	1,176,120
Baxter International, Inc.	159,325	8,871,216
Becton, Dickinson & Co.	66,707	12,472,208
Boston Scientific Corp. *	429,507	11,330,395
C.R. Bard, Inc.	23,600	7,256,528
Cantel Medical Corp.	5,000	372,050
Cardinal Health, Inc.	104,710	7,600,899
Centene Corp. *	54,276	4,038,134
Cerner Corp. *	94,504	6,119,134
Cigna Corp.	78,854	12,330,400
Danaher Corp.	180,040	15,002,733
DaVita, Inc. *	53,450	3,688,584
DENTSPLY SIRONA, Inc.	76,190	4,818,256
DexCom, Inc. *	13,900	1,083,644
Edwards Lifesciences Corp. *	65,384	7,170,663
Envision Healthcare Corp. *	16,900	946,907
Express Scripts Holding Co. *	194,389	11,923,821
HCA Holdings, Inc. *	95,600	8,050,476
HealthSouth Corp.	13,500	633,150
Henry Schein, Inc. *	25,919	4,504,722
Hill-Rom Holdings, Inc.	17,300	1,308,572
Hologic, Inc. *	76,970	3,475,196
Humana, Inc.	46,391	10,297,874
IDEXX Laboratories, Inc. *	29,996	5,031,229
Intuitive Surgical, Inc. *	11,841	9,897,537
Laboratory Corp. of America Holdings *	30,368	4,256,075
Masimo Corp. *	7,000	719,180
Security	Number of Shares	Value ($)
McKesson Corp.	70,347	9,728,287
MEDNAX, Inc. *	28,208	1,702,635
Medtronic plc	405,722	33,711,441
Molina Healthcare, Inc. *	6,900	343,551
NuVasive, Inc. *	7,500	543,825
Patterson Cos., Inc.	22,600	1,005,474
Quest Diagnostics, Inc.	42,747	4,510,236
ResMed, Inc.	43,716	2,972,251
STERIS plc	18,000	1,328,400
Stryker Corp.	89,954	12,267,027
Teleflex, Inc.	13,846	2,864,599
The Cooper Cos., Inc.	14,400	2,884,752
UnitedHealth Group, Inc.	294,392	51,483,273
Universal Health Services, Inc., Class B	27,874	3,366,064
Varian Medical Systems, Inc. *	31,371	2,846,605
VCA, Inc. *	20,300	1,858,871
Veeva Systems, Inc., Class A *	15,000	804,300
WellCare Health Plans, Inc. *	14,100	2,163,081
West Pharmaceutical Services, Inc.	22,500	2,070,675
Zimmer Biomet Holdings, Inc.	57,012	6,821,486
		372,705,621

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	80,788	4,001,430
Colgate-Palmolive Co.	253,854	18,287,642
Coty, Inc., Class A	80,000	1,428,000
Edgewell Personal Care Co. *	19,900	1,422,651
Herbalife Ltd. *(b)	20,100	1,271,526
Kimberly-Clark Corp.	113,204	14,688,219
Spectrum Brands Holdings, Inc.	8,200	1,178,586
The Clorox Co.	40,425	5,404,418
The Estee Lauder Cos., Inc., Class A	75,068	6,541,426
The Procter & Gamble Co.	786,119	68,651,772
		122,875,670

Insurance 3.0%
Aflac, Inc.	127,713	9,563,149
Alleghany Corp. *	5,186	3,167,090
Allied World Assurance Co. Holdings AG	24,700	1,311,323
American Financial Group, Inc.	21,805	2,121,845
American International Group, Inc.	294,276	17,924,351
American National Insurance Co.	3,100	362,452
AmTrust Financial Services, Inc.	17,000	272,850
Aon plc	85,303	10,222,712
Arch Capital Group Ltd. *	37,000	3,587,890
Arthur J. Gallagher & Co.	61,120	3,411,107
Aspen Insurance Holdings Ltd.	9,000	471,150
Assurant, Inc.	19,192	1,847,038
Assured Guaranty Ltd.	41,600	1,586,208
Axis Capital Holdings Ltd.	27,862	1,836,106
Brown & Brown, Inc.	39,476	1,693,520
Chubb Ltd.	134,902	18,515,299
Cincinnati Financial Corp.	48,417	3,490,382
CNA Financial Corp.	9,150	414,129
CNO Financial Group, Inc.	26,000	547,820
Erie Indemnity Co., Class A	8,285	1,025,849
Everest Re Group Ltd.	12,720	3,201,751
First American Financial Corp.	16,600	720,606
FNF Group	88,169	3,610,521
Lincoln National Corp.	78,159	5,153,023
Loews Corp.	82,358	3,839,530
Markel Corp. *	4,447	4,311,811
Marsh & McLennan Cos., Inc.	138,820	10,290,727
MetLife, Inc.	339,644	17,596,956
Old Republic International Corp.	70,509	1,458,126
Primerica, Inc.	7,000	586,600

10
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Principal Financial Group, Inc.	88,009	5,732,026
Prudential Financial, Inc.	133,597	14,298,887
Reinsurance Group of America, Inc.	19,510	2,439,530
RenaissanceRe Holdings Ltd.	13,907	1,977,158
The Allstate Corp.	102,998	8,372,707
The Hanover Insurance Group, Inc.	5,000	441,350
The Hartford Financial Services Group, Inc.	124,095	6,001,234
The Progressive Corp.	181,542	7,210,848
The Travelers Cos., Inc.	90,547	11,015,948
Torchmark Corp.	33,597	2,577,226
Unum Group	78,214	3,623,655
Validus Holdings Ltd.	25,509	1,410,138
W. R. Berkley Corp.	32,225	2,190,655
White Mountains Insurance Group Ltd.	1,313	1,127,788
Willis Towers Watson plc	33,266	4,411,737
XL Group Ltd.	93,067	3,894,854
		210,867,662

Materials 3.2%
Air Products & Chemicals, Inc.	61,778	8,679,809
Albemarle Corp.	42,839	4,665,595
Alcoa Corp.	35,280	1,189,994
AptarGroup, Inc.	18,200	1,461,460
Ashland Global Holdings, Inc.	20,300	2,507,050
Avery Dennison Corp.	26,560	2,210,058
Axalta Coating Systems Ltd. *	46,600	1,461,842
Ball Corp.	48,876	3,758,076
Bemis Co., Inc.	28,149	1,264,735
Berry Global Group, Inc. *	36,100	1,805,000
Cabot Corp.	14,000	842,660
Celanese Corp., Series A	44,643	3,885,727
CF Industries Holdings, Inc.	44,560	1,191,534
Crown Holdings, Inc. *	47,376	2,657,320
E.I. du Pont de Nemours & Co.	273,217	21,789,056
Eagle Materials, Inc.	14,650	1,405,960
Eastman Chemical Co.	45,762	3,649,519
Ecolab, Inc.	83,128	10,730,993
FMC Corp.	43,504	3,185,798
Freeport-McMoRan, Inc. *	369,757	4,714,402
Graphic Packaging Holding Co.	104,500	1,419,110
Huntsman Corp.	40,000	990,800
International Flavors & Fragrances, Inc.	24,408	3,382,705
International Paper Co.	126,807	6,843,774
LyondellBasell Industries N.V., Class A	111,800	9,476,168
Martin Marietta Materials, Inc.	21,449	4,722,855
Monsanto Co.	136,534	15,921,230
NewMarket Corp.	2,800	1,317,960
Newmont Mining Corp.	162,928	5,508,596
Nucor Corp.	99,976	6,131,528
Olin Corp.	25,000	803,250
Packaging Corp. of America	29,030	2,867,583
Platform Specialty Products Corp. *	50,000	708,500
PPG Industries, Inc.	81,712	8,975,246
Praxair, Inc.	89,328	11,164,213
Reliance Steel & Aluminum Co.	19,922	1,570,252
Royal Gold, Inc.	10,000	706,800
RPM International, Inc.	44,600	2,344,176
Sealed Air Corp.	58,102	2,557,650
Sensient Technologies Corp.	13,500	1,104,300
Silgan Holdings, Inc.	10,000	606,200
Sonoco Products Co.	33,970	1,776,971
Steel Dynamics, Inc.	74,400	2,688,816
The Chemours Co.	28,000	1,128,120
The Dow Chemical Co.	350,256	21,996,077
The Mosaic Co.	81,995	2,208,125
The Scotts Miracle-Gro Co.	14,668	1,416,929
Security	Number of Shares	Value ($)
The Sherwin-Williams Co.	23,890	7,995,505
The Valspar Corp.	16,846	1,894,164
United States Steel Corp.	30,000	669,600
Vulcan Materials Co.	40,825	4,934,926
W.R. Grace & Co.	21,500	1,498,980
Westlake Chemical Corp.	14,000	871,500
WestRock Co.	77,542	4,153,150
		225,412,347

Media 3.2%
CBS Corp., Class B - Non Voting Shares	129,005	8,586,573
Charter Communications, Inc., Class A *	64,520	22,269,723
Cinemark Holdings, Inc.	34,600	1,494,720
Comcast Corp., Class A	1,415,446	55,471,329
Discovery Communications, Inc., Class A *	27,200	782,816
Discovery Communications, Inc., Class C *	34,700	970,906
DISH Network Corp., Class A *	67,372	4,341,452
Liberty Broadband Corp., Class C *	20,700	1,887,012
Liberty Global plc, Class A *	79,241	2,806,716
Liberty Global plc, Series C *	219,372	7,592,465
Liberty Media Corp. - Liberty SiriusXM, Class A *	30,446	1,159,993
Liberty Media Corp. - Liberty SiriusXM, Class C *	62,700	2,381,973
Live Nation Entertainment, Inc. *	45,500	1,463,280
News Corp., Class A	118,782	1,510,907
Omnicom Group, Inc.	73,888	6,067,682
Scripps Networks Interactive, Inc., Class A	30,900	2,308,848
Sirius XM Holdings, Inc. (b)	688,800	3,409,560
TEGNA, Inc.	73,854	1,881,800
The Interpublic Group of Cos., Inc.	127,164	2,997,255
The Madison Square Garden Co., Class A *	6,933	1,398,871
The Walt Disney Co.	445,260	51,472,056
Time Warner, Inc.	237,680	23,594,494
Twenty-First Century Fox, Inc., Class A	353,928	10,808,961
Twenty-First Century Fox, Inc., Class B	109,000	3,254,740
Viacom, Inc., Class B	106,546	4,534,598
		224,448,730

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	494,626	32,615,638
ACADIA Pharmaceuticals, Inc. *	14,000	480,620
Agilent Technologies, Inc.	99,131	5,457,162
Alexion Pharmaceuticals, Inc. *	70,304	8,983,445
Alkermes plc *	44,700	2,603,775
Allergan plc	99,677	24,307,233
Alnylam Pharmaceuticals, Inc. *	10,000	536,000
Amgen, Inc.	228,102	37,253,619
Bio-Rad Laboratories, Inc., Class A *	6,900	1,505,994
Bio-Techne Corp.	12,563	1,345,246
Biogen, Inc. *	68,855	18,674,165
BioMarin Pharmaceutical, Inc. *	49,600	4,753,664
Bristol-Myers Squibb Co.	506,839	28,408,326
Bruker Corp.	33,900	826,821
Catalent, Inc. *	29,900	875,472
Celgene Corp. *	242,540	30,087,087
Charles River Laboratories International, Inc. *	14,400	1,291,680
Eli Lilly & Co.	300,371	24,648,444
Exelixis, Inc. *	35,000	784,000
Gilead Sciences, Inc.	415,344	28,471,831
Illumina, Inc. *	45,900	8,485,074
Incyte Corp. *	51,800	6,437,704
Ionis Pharmaceuticals, Inc. *	16,300	785,497
Jazz Pharmaceuticals plc *	19,200	3,058,176

11
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Johnson & Johnson	829,387	102,404,413
Mallinckrodt plc *	15,320	718,814
Merck & Co., Inc.	832,218	51,872,148
Mettler-Toledo International, Inc. *	8,800	4,518,096
Mylan N.V. *	117,600	4,392,360
Neurocrine Biosciences, Inc. *	24,300	1,297,620
PerkinElmer, Inc.	32,300	1,918,943
Perrigo Co., plc	27,400	2,025,956
Pfizer, Inc.	1,827,351	61,983,746
PRA Health Sciences, Inc. *	6,800	434,928
Quintiles IMS Holdings, Inc. *	38,946	3,282,369
Regeneron Pharmaceuticals, Inc. *	24,400	9,479,156
Seattle Genetics, Inc. *	33,600	2,294,880
TESARO, Inc. *	6,000	885,540
Thermo Fisher Scientific, Inc.	123,798	20,467,523
United Therapeutics Corp. *	14,100	1,772,370
Vertex Pharmaceuticals, Inc. *	77,612	9,181,500
Waters Corp. *	25,000	4,247,250
Zoetis, Inc.	154,700	8,680,217
		564,534,502

Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	24,500	2,756,495
American Campus Communities, Inc.	44,400	2,104,116
American Homes 4 Rent, Class A	67,200	1,548,960
American Tower Corp.	133,189	16,773,823
Apartment Investment & Management Co., Class A	49,418	2,161,543
Apple Hospitality REIT, Inc.	46,300	867,199
AvalonBay Communities, Inc.	41,849	7,944,614
Boston Properties, Inc.	47,905	6,064,773
Brixmor Property Group, Inc.	73,700	1,455,575
Camden Property Trust	26,864	2,211,713
CBRE Group, Inc., Class A *	104,537	3,743,470
Colony NorthStar, Inc., Class A	135,000	1,764,450
CoreCivic, Inc.	70,000	2,411,500
Cousins Properties, Inc.	60,000	509,400
Crown Castle International Corp.	114,627	10,843,714
CubeSmart	50,100	1,269,534
CyrusOne, Inc.	10,000	546,400
DCT Industrial Trust, Inc.	27,600	1,395,456
DDR Corp.	91,800	992,358
Digital Realty Trust, Inc.	51,100	5,868,324
Douglas Emmett, Inc.	47,600	1,793,092
Duke Realty Corp.	104,537	2,898,811
DuPont Fabros Technology, Inc.	17,000	876,350
EPR Properties	17,000	1,236,070
Equinix, Inc.	23,262	9,716,537
Equity Commonwealth *	40,300	1,289,197
Equity LifeStyle Properties, Inc.	23,400	1,893,294
Equity Residential	111,372	7,192,404
Essex Property Trust, Inc.	20,929	5,116,513
Extra Space Storage, Inc.	40,600	3,066,518
Federal Realty Investment Trust	21,596	2,826,701
First Industrial Realty Trust, Inc.	15,000	422,100
Forest City Realty Trust, Inc., Class A	61,800	1,396,680
Gaming & Leisure Properties, Inc.	45,000	1,566,000
GGP, Inc.	187,700	4,056,197
Gramercy Property Trust	41,433	1,151,423
HCP, Inc.	144,480	4,529,448
Healthcare Realty Trust, Inc.	28,600	938,080
Healthcare Trust of America, Inc., Class A	36,800	1,173,552
Highwoods Properties, Inc.	31,600	1,607,808
Hospitality Properties Trust	52,081	1,657,738
Host Hotels & Resorts, Inc.	240,139	4,310,495
Hudson Pacific Properties, Inc.	44,412	1,525,996
Iron Mountain, Inc.	77,466	2,692,718
Security	Number of Shares	Value ($)
Jones Lang LaSalle, Inc.	18,800	2,159,368
Kilroy Realty Corp.	27,700	1,953,681
Kimco Realty Corp.	126,531	2,567,314
Lamar Advertising Co., Class A	26,170	1,886,072
LaSalle Hotel Properties	19,000	542,640
Liberty Property Trust	46,304	1,878,553
Life Storage, Inc.	10,000	783,900
Medical Properties Trust, Inc.	60,000	784,200
Mid-America Apartment Communities, Inc.	35,970	3,568,584
National Retail Properties, Inc.	43,000	1,815,460
Omega Healthcare Investors, Inc.	71,900	2,372,700
Outfront Media, Inc.	50,000	1,308,000
Paramount Group, Inc.	48,500	795,400
Park Hotels & Resorts, Inc.	18,047	463,267
Prologis, Inc.	162,080	8,818,773
Public Storage	46,709	9,779,930
Rayonier, Inc.	18,000	507,960
Realogy Holdings Corp.	75,200	2,297,360
Realty Income Corp.	86,400	5,041,440
Regency Centers Corp.	44,442	2,807,846
Retail Properties of America, Inc., Class A	35,000	466,900
Ryman Hospitality Properties, Inc.	8,000	510,240
SBA Communications Corp. *	38,300	4,844,567
Senior Housing Properties Trust	72,168	1,553,055
Simon Property Group, Inc.	97,150	16,055,009
SL Green Realty Corp.	31,851	3,342,126
Spirit Realty Capital, Inc.	146,700	1,381,914
STORE Capital Corp.	39,500	947,605
Sun Communities, Inc.	23,200	1,939,752
Sunstone Hotel Investors, Inc.	35,000	521,150
Tanger Factory Outlet Centers, Inc.	30,900	963,771
Taubman Centers, Inc.	19,800	1,238,490
The Howard Hughes Corp. *	11,500	1,415,765
The Macerich Co.	40,745	2,543,710
UDR, Inc.	85,262	3,183,683
Uniti Group, Inc. *	56,900	1,562,474
Ventas, Inc.	107,029	6,850,926
VEREIT, Inc.	208,200	1,742,634
Vornado Realty Trust	54,334	5,229,104
Weingarten Realty Investors	43,602	1,428,838
Welltower, Inc.	111,421	7,959,916
Weyerhaeuser Co.	243,126	8,234,678
WP Carey, Inc.	20,000	1,252,000
		265,467,894

Retailing 5.2%
Advance Auto Parts, Inc.	22,622	3,215,491
Amazon.com, Inc. *	119,541	110,574,229
AutoNation, Inc. *	10,166	426,972
AutoZone, Inc. *	9,033	6,252,552
Bed Bath & Beyond, Inc.	51,220	1,984,775
Best Buy Co., Inc.	85,826	4,446,645
Burlington Stores, Inc. *	10,100	999,092
CarMax, Inc. *	61,400	3,591,900
CST Brands, Inc.	11,500	555,335
Dick's Sporting Goods, Inc.	26,700	1,349,685
Dollar General Corp.	83,200	6,049,472
Dollar Tree, Inc. *	71,418	5,911,268
Expedia, Inc.	36,404	4,867,943
Foot Locker, Inc.	40,809	3,156,168
Genuine Parts Co.	45,830	4,217,277
Kohl's Corp.	56,465	2,203,829
L Brands, Inc.	78,823	4,162,643
Liberty Interactive Corp., QVC Group, Class A *	66,208	1,402,285
Liberty Ventures, Series A *	26,808	1,443,611

12
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LKQ Corp. *	99,600	3,111,504
Lowe's Cos., Inc.	273,436	23,209,248
Macy's, Inc.	93,676	2,737,213
Netflix, Inc. *	134,800	20,516,560
Nordstrom, Inc.	41,600	2,008,032
O'Reilly Automotive, Inc. *	27,466	6,815,688
Penske Automotive Group, Inc.	15,300	729,963
Pool Corp.	6,000	717,720
Ross Stores, Inc.	122,524	7,964,060
Signet Jewelers Ltd.	24,300	1,599,912
Staples, Inc.	197,970	1,934,167
Target Corp.	180,562	10,084,388
The Gap, Inc.	72,255	1,893,081
The Home Depot, Inc.	372,035	58,074,663
The Priceline Group, Inc. *	15,246	28,156,618
The TJX Cos., Inc.	202,290	15,908,085
Tiffany & Co.	33,573	3,076,965
Tractor Supply Co.	41,400	2,563,074
TripAdvisor, Inc. *	15,200	684,152
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	5,600,656
Williams-Sonoma, Inc.	25,300	1,367,465
		365,564,386

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	150,000	1,995,000
Analog Devices, Inc.	113,653	8,660,359
Applied Materials, Inc.	354,889	14,412,042
Broadcom Ltd.	122,770	27,108,844
Cavium, Inc. *	15,000	1,032,750
Cirrus Logic, Inc. *	10,000	643,500
Cypress Semiconductor Corp.	105,500	1,478,055
Integrated Device Technology, Inc. *	47,100	1,129,929
Intel Corp.	1,463,480	52,904,802
KLA-Tencor Corp.	47,638	4,679,004
Lam Research Corp.	48,319	6,999,007
Marvell Technology Group Ltd.	114,162	1,714,713
Maxim Integrated Products, Inc.	93,500	4,128,025
Microchip Technology, Inc.	68,648	5,188,416
Micron Technology, Inc. *	333,400	9,225,178
Microsemi Corp. *	35,700	1,675,758
MKS Instruments, Inc.	8,000	626,000
NVIDIA Corp.	167,999	17,522,296
ON Semiconductor Corp. *	126,800	1,798,024
Qorvo, Inc. *	20,000	1,360,600
QUALCOMM, Inc.	468,578	25,181,382
Skyworks Solutions, Inc.	59,900	5,974,426
Teradyne, Inc.	62,600	2,207,902
Texas Instruments, Inc.	314,775	24,923,884
Xilinx, Inc.	78,605	4,960,762
		227,530,658

Software & Services 12.9%
Accenture plc, Class A	195,400	23,702,020
Activision Blizzard, Inc.	187,838	9,814,535
Adobe Systems, Inc. *	155,313	20,771,561
Akamai Technologies, Inc. *	55,509	3,382,718
Alliance Data Systems Corp.	17,871	4,461,138
Alphabet, Inc., Class A *	89,288	82,548,542
Alphabet, Inc., Class C *	88,332	80,025,259
Amdocs Ltd.	46,200	2,829,288
ANSYS, Inc. *	27,400	3,018,384
Aspen Technology, Inc. *	24,400	1,500,356
Autodesk, Inc. *	69,872	6,293,371
Automatic Data Processing, Inc.	143,151	14,957,848
Booz Allen Hamilton Holding Corp.	38,600	1,386,898
Broadridge Financial Solutions, Inc.	36,400	2,545,816
Security	Number of Shares	Value ($)
CA, Inc.	88,681	2,911,397
Cadence Design Systems, Inc. *	92,587	3,015,559
CDK Global, Inc.	51,400	3,341,514
Citrix Systems, Inc. *	48,200	3,901,308
Cognizant Technology Solutions Corp., Class A *	191,832	11,554,041
CoStar Group, Inc. *	10,600	2,553,434
CSRA, Inc.	42,331	1,230,985
DST Systems, Inc.	10,980	1,351,748
DXC Technology Co. *	88,604	6,675,425
eBay, Inc. *	336,070	11,228,099
Electronic Arts, Inc. *	98,381	9,328,486
Euronet Worldwide, Inc. *	7,400	611,388
Facebook, Inc., Class A *	715,100	107,443,775
Fair Isaac Corp.	9,300	1,259,964
Fidelity National Information Services, Inc.	94,108	7,922,953
First Data Corp., Class A *	25,000	390,500
Fiserv, Inc. *	70,978	8,456,319
FleetCor Technologies, Inc. *	33,100	4,671,734
Fortinet, Inc. *	44,600	1,739,400
Gartner, Inc. *	26,400	3,011,976
Genpact Ltd.	44,550	1,087,911
Global Payments, Inc.	47,099	3,850,814
Guidewire Software, Inc. *	11,100	682,539
IAC/InterActiveCorp *	25,730	2,135,847
International Business Machines Corp.	265,740	42,595,465
Intuit, Inc.	82,344	10,310,292
j2 Global, Inc.	5,800	523,392
Jack Henry & Associates, Inc.	24,200	2,345,464
Leidos Holdings, Inc.	30,000	1,579,800
Manhattan Associates, Inc. *	15,200	709,688
MasterCard, Inc., Class A	291,210	33,873,547
MAXIMUS, Inc.	10,000	609,900
Microsoft Corp.	2,360,038	161,568,201
Nuance Communications, Inc. *	50,000	894,500
Oracle Corp.	926,410	41,651,394
Paychex, Inc.	102,528	6,077,860
PayPal Holdings, Inc. *	348,370	16,624,216
Proofpoint, Inc. *	6,500	489,905
PTC, Inc. *	39,700	2,145,785
Red Hat, Inc. *	57,283	5,045,487
Sabre Corp.	26,300	615,683
salesforce.com, Inc. *	199,040	17,141,325
Science Applications International Corp.	6,500	474,435
ServiceNow, Inc. *	45,800	4,327,184
Splunk, Inc. *	23,800	1,530,578
SS&C Technologies Holdings, Inc.	49,000	1,800,260
Symantec Corp.	196,689	6,221,273
Synopsys, Inc. *	48,700	3,589,190
Take-Two Interactive Software, Inc. *	25,200	1,583,820
Teradata Corp. *	35,844	1,045,928
The Ultimate Software Group, Inc. *	8,900	1,803,763
The Western Union Co.	163,440	3,245,918
Total System Services, Inc.	55,100	3,157,781
Twitter, Inc. *	145,700	2,401,136
Tyler Technologies, Inc. *	9,300	1,521,387
Vantiv, Inc., Class A *	51,300	3,182,652
VeriSign, Inc. *	29,605	2,632,477
Visa, Inc., Class A	573,400	52,305,548
VMware, Inc., Class A *(b)	24,100	2,268,292
WEX, Inc. *	13,100	1,329,126
Workday, Inc., Class A *	20,700	1,809,180
Yahoo! Inc. *	274,179	13,218,170
Zillow Group, Inc., Class C *	16,000	624,000
		912,468,852

13
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	92,240	6,669,874
Apple, Inc.	1,599,974	229,836,265
Arista Networks, Inc. *	10,800	1,508,112
ARRIS International plc *	55,100	1,432,049
Arrow Electronics, Inc. *	28,800	2,030,400
Avnet, Inc.	42,546	1,646,105
Brocade Communications Systems, Inc.	127,300	1,600,161
CDW Corp.	42,900	2,534,961
Ciena Corp. *	16,000	366,560
Cisco Systems, Inc.	1,554,615	52,965,733
Cognex Corp.	26,700	2,278,578
Coherent, Inc. *	5,500	1,185,800
CommScope Holding Co., Inc. *	49,700	2,089,388
Corning, Inc.	307,163	8,861,652
F5 Networks, Inc. *	23,200	2,995,816
FLIR Systems, Inc.	38,200	1,403,086
Harris Corp.	38,807	4,342,115
Hewlett Packard Enterprise Co.	538,668	10,035,385
HP, Inc.	541,668	10,194,192
IPG Photonics Corp. *	12,900	1,629,528
Jabil Circuit, Inc.	62,300	1,807,946
Juniper Networks, Inc.	110,994	3,337,590
Keysight Technologies, Inc. *	39,100	1,463,513
Littelfuse, Inc.	3,500	539,525
Motorola Solutions, Inc.	49,912	4,290,935
National Instruments Corp.	31,200	1,089,192
NCR Corp. *	38,744	1,598,190
NetApp, Inc.	88,200	3,514,770
Palo Alto Networks, Inc. *	22,300	2,417,543
Seagate Technology plc	92,137	3,881,732
SYNNEX Corp.	9,300	1,008,399
TE Connectivity Ltd.	103,400	8,000,058
Trimble, Inc. *	59,000	2,090,370
ViaSat, Inc. *	13,600	870,808
Western Digital Corp.	86,893	7,739,559
Xerox Corp.	293,045	2,106,994
Zebra Technologies Corp., Class A *	11,500	1,084,105
		392,446,989

Telecommunication Services 2.1%
AT&T, Inc.	1,882,041	74,585,285
CenturyLink, Inc.	133,111	3,416,959
Level 3 Communications, Inc. *	91,920	5,585,059
Sprint Corp. *	200,000	1,806,000
T-Mobile US, Inc. *	90,900	6,114,843
Verizon Communications, Inc.	1,253,257	57,537,029
Zayo Group Holdings, Inc. *	30,900	1,083,663
		150,128,838

Transportation 2.1%
Alaska Air Group, Inc.	38,800	3,301,492
AMERCO	2,000	748,920
American Airlines Group, Inc.	151,900	6,473,978
Avis Budget Group, Inc. *	34,800	1,061,400
C.H. Robinson Worldwide, Inc.	43,348	3,151,400
CSX Corp.	294,626	14,978,786
Delta Air Lines, Inc.	244,400	11,105,536
Expeditors International of Washington, Inc.	59,698	3,348,461
FedEx Corp.	79,528	15,086,462
Genesee & Wyoming, Inc., Class A *	10,900	738,584
JB Hunt Transport Services, Inc.	26,491	2,375,183
JetBlue Airways Corp. *	75,900	1,656,897
Kansas City Southern	33,100	2,981,317
Security	Number of Shares	Value ($)
Kirby Corp. *	8,900	628,340
Macquarie Infrastructure Corp.	23,100	1,879,647
Norfolk Southern Corp.	93,086	10,936,674
Old Dominion Freight Line, Inc.	19,400	1,717,288
Ryder System, Inc.	16,964	1,152,025
Southwest Airlines Co.	201,388	11,322,033
Spirit Airlines, Inc. *	9,000	515,430
Union Pacific Corp.	250,724	28,071,059
United Continental Holdings, Inc. *	94,182	6,612,518
United Parcel Service, Inc., Class B	198,835	21,366,809
XPO Logistics, Inc. *	10,000	493,900
		151,704,139

Utilities 3.2%
AES Corp.	196,502	2,222,438
Alliant Energy Corp.	74,800	2,941,136
Ameren Corp.	78,585	4,297,814
American Electric Power Co., Inc.	153,071	10,382,806
American Water Works Co., Inc.	54,500	4,346,920
Aqua America, Inc.	58,917	1,949,564
Atmos Energy Corp.	30,718	2,488,772
Black Hills Corp.	8,000	544,160
Calpine Corp. *	50,000	510,000
CenterPoint Energy, Inc.	133,911	3,820,481
CMS Energy Corp.	85,733	3,892,278
Consolidated Edison, Inc.	89,906	7,127,748
Dominion Resources, Inc.	200,608	15,533,077
DTE Energy Co.	55,897	5,846,267
Duke Energy Corp.	213,295	17,596,837
Edison International	99,454	7,953,336
Entergy Corp.	57,362	4,374,426
Eversource Energy	101,312	6,017,933
Exelon Corp.	284,519	9,852,893
FirstEnergy Corp.	127,391	3,814,087
Great Plains Energy, Inc.	52,000	1,538,680
Hawaiian Electric Industries, Inc.	16,000	536,320
IDACORP, Inc.	19,800	1,673,496
MDU Resources Group, Inc.	64,217	1,727,437
National Fuel Gas Co.	28,047	1,553,243
NextEra Energy, Inc.	145,308	19,407,336
NiSource, Inc.	95,880	2,325,090
NRG Energy, Inc.	98,800	1,669,720
OGE Energy Corp.	66,760	2,321,913
ONE Gas, Inc.	16,000	1,101,280
PG&E Corp.	158,237	10,609,791
Pinnacle West Capital Corp.	32,687	2,781,337
Portland General Electric Co.	27,200	1,233,248
PPL Corp.	211,761	8,070,212
Public Service Enterprise Group, Inc.	156,372	6,888,187
SCANA Corp.	44,531	2,952,851
Sempra Energy	82,678	9,344,268
Southwest Gas Holdings, Inc.	14,200	1,189,392
The Southern Co.	294,618	14,671,976
UGI Corp.	50,172	2,516,627
Vectren Corp.	22,800	1,354,776
WEC Energy Group, Inc.	96,477	5,838,788
Westar Energy, Inc.	25,500	1,326,765
WGL Holdings, Inc.	13,000	1,071,980
Xcel Energy, Inc.	160,409	7,226,425
		226,444,111
Total Common Stock
(Cost $1,866,080,327)		6,998,645,975

14
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 1.3% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68% (c)	82,722,242	82,722,242

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.67% (c)	12,969,250	12,969,250
Total Other Investment Companies
(Cost $95,691,492)		95,691,492

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $1,943,196,641 and the unrealized appreciation and depreciation were $5,166,531,224 and ($15,390,398), respectively, with a net unrealized appreciation of $5,151,140,826.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $12,507,336.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	780	92,839,500	567,225
15
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	2,165,609,297	3,153,187,296
0.0%	Rights	442,190	739,496
2.6%	Other Investment Company	83,253,815	83,253,815
1.2%	Short-Term Investments	35,939,495	35,939,495
103.2%	Total Investments	2,285,244,797	3,273,120,102
(3.2%)	Other Assets and Liabilities, Net		(100,958,486)
100.0%	Net Assets		3,172,161,616

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	136,050	2,393,119
Cooper Tire & Rubber Co.	89,799	3,439,302
Cooper-Standard Holding, Inc. *	24,000	2,713,680
Dana, Inc.	246,029	4,777,883
Dorman Products, Inc. *	44,900	3,733,435
Fox Factory Holding Corp. *	41,200	1,238,060
Gentherm, Inc. *	57,700	2,143,555
Horizon Global Corp. *	35,700	503,013
LCI Industries	39,300	3,975,195
Modine Manufacturing Co. *	90,700	1,097,470
Motorcar Parts of America, Inc. *	31,200	945,984
Standard Motor Products, Inc.	35,200	1,789,216
Stoneridge, Inc. *	42,600	835,386
Strattec Security Corp.	5,100	163,965
Superior Industries International, Inc.	37,500	815,625
Tenneco, Inc.	88,328	5,567,314
Tower International, Inc.	32,900	891,590
Unique Fabricating, Inc.	10,200	118,422
Winnebago Industries, Inc.	43,600	1,251,320
Workhorse Group, Inc. *(a)	18,500	37,740
		38,431,274

Banks 13.5%
1st Source Corp.	26,203	1,265,867
Access National Corp.	23,724	672,101
ACNB Corp.	8,600	266,170
Allegiance Bancshares, Inc. *	22,100	863,005
American National Bankshares, Inc.	10,700	410,880
Ameris Bancorp	61,200	2,882,520
Ames National Corp.	15,500	478,950
Arrow Financial Corp.	19,794	677,945
Astoria Financial Corp.	153,200	3,123,748
Atlantic Capital Bancshares, Inc. *	26,200	513,520
Banc of California, Inc. (a)	82,800	1,796,760
BancFirst Corp.	12,316	1,182,952
Banco Latinoamericano de Comercio Exterior, S.A., Class E	50,257	1,441,371
BancorpSouth, Inc.	138,600	4,220,370
Bank Mutual Corp.	71,800	660,560
Bank of Marin Bancorp	9,100	574,665
Bank of the Ozarks, Inc.	149,268	7,085,752
Security	Number of Shares	Value ($)
BankFinancial Corp.	28,200	416,796
Bankwell Financial Group, Inc.	7,700	278,278
Banner Corp.	47,757	2,636,186
Bar Harbor Bankshares	24,957	768,426
Bear State Financial, Inc.	31,000	290,780
Beneficial Bancorp, Inc.	113,011	1,808,176
Berkshire Hills Bancorp, Inc.	57,900	2,171,250
Blue Hills Bancorp, Inc.	43,900	794,590
BNC Bancorp	67,987	2,274,165
BofI Holding, Inc. *(a)	95,880	2,290,573
Boston Private Financial Holdings, Inc.	127,100	1,982,760
Bridge Bancorp, Inc.	31,400	1,138,250
Brookline Bancorp, Inc.	115,522	1,680,845
Bryn Mawr Bank Corp.	27,200	1,166,880
BSB Bancorp, Inc. *	8,867	258,473
C&F Financial Corp.	4,700	235,000
Camden National Corp.	25,550	1,092,263
Capital Bank Financial Corp., Class A	38,219	1,586,088
Capital City Bank Group, Inc.	15,300	315,333
Capitol Federal Financial, Inc.	218,857	3,201,878
Carolina Financial Corp.	21,200	654,232
Cascade Bancorp *	55,003	411,422
Cathay General Bancorp	119,726	4,555,574
CenterState Banks, Inc.	76,400	1,927,572
Central Pacific Financial Corp.	49,100	1,535,848
Central Valley Community Bancorp	13,500	306,585
Century Bancorp, Inc., Class A	4,700	296,335
Charter Financial Corp.	24,859	456,163
Chemical Financial Corp.	110,063	5,222,489
Chemung Financial Corp.	4,500	170,955
Citizens & Northern Corp.	20,300	471,975
City Holding Co.	27,800	1,976,302
Clifton Bancorp, Inc.	38,861	648,979
CNB Financial Corp.	20,700	494,523
CoBiz Financial, Inc.	60,600	995,658
Codorus Valley Bancorp, Inc.	10,920	316,571
Columbia Banking System, Inc.	97,400	3,848,274
Community Bank System, Inc.	71,522	4,001,656
Community Trust Bancorp, Inc.	25,180	1,131,841
ConnectOne Bancorp, Inc.	46,340	1,028,748
County Bancorp, Inc.	7,500	205,875
CU Bancorp *	30,200	1,125,705
Customers Bancorp, Inc. *	45,950	1,421,234
CVB Financial Corp.	162,619	3,502,813
Dime Community Bancshares, Inc.	50,600	984,170
Eagle Bancorp, Inc. *	52,980	3,173,502
Enterprise Bancorp, Inc.	14,531	508,730
Enterprise Financial Services Corp.	39,000	1,647,750
Equity Bancshares, Inc., Class A *	11,000	347,270
ESSA Bancorp, Inc.	12,500	189,125
Essent Group Ltd. *	122,700	4,541,127
EverBank Financial Corp.	176,600	3,443,700
F.N.B. Corp.	518,499	7,383,426
Farmers Capital Bank Corp.	13,815	573,323
Farmers National Banc Corp.	50,500	722,150
FB Financial Corp. *	11,300	409,512
FCB Financial Holdings, Inc., Class A *	47,169	2,228,735
Federal Agricultural Mortgage Corp., Class C	13,200	753,060

16
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fidelity Southern Corp.	34,748	782,525
Financial Institutions, Inc.	22,900	767,150
First Bancorp (North Carolina)	40,300	1,210,612
First BanCorp (Puerto Rico) *	221,700	1,303,596
First Bancorp, Inc.	18,296	493,443
First Busey Corp.	51,000	1,527,450
First Business Financial Services, Inc.	11,600	308,212
First Citizens BancShares, Inc., Class A	12,941	4,504,244
First Commonwealth Financial Corp.	144,929	1,871,033
First Community Bancshares, Inc.	24,600	650,916
First Community Financial Partners, Inc. *	20,900	272,745
First Connecticut Bancorp, Inc.	23,900	638,130
First Defiance Financial Corp.	16,300	874,332
First Financial Bancorp	105,289	2,911,241
First Financial Bankshares, Inc.	103,762	4,145,292
First Financial Corp.	17,700	863,760
First Financial Northwest, Inc.	10,300	161,504
First Foundation, Inc. *	39,400	618,580
First Internet Bancorp	7,900	233,445
First Interstate BancSystem, Inc., Class A	32,833	1,239,446
First Merchants Corp.	65,000	2,689,700
First Mid-Illinois Bancshares, Inc.	13,700	446,757
First Midwest Bancorp, Inc.	152,863	3,471,519
First NBC Bank Holding Co. *(a)	21,900	58,035
First Northwest Bancorp *	15,400	253,484
Flagstar Bancorp, Inc. *	33,700	985,388
Flushing Financial Corp.	47,500	1,400,300
Franklin Financial Network, Inc. *	18,464	748,715
Fulton Financial Corp.	293,549	5,415,979
German American Bancorp, Inc.	35,700	1,173,816
Glacier Bancorp, Inc.	122,111	4,124,910
Great Southern Bancorp, Inc.	16,300	817,445
Great Western Bancorp, Inc.	96,517	3,976,500
Green Bancorp, Inc. *	29,200	525,600
Guaranty Bancorp	27,920	702,188
Hancock Holding Co.	138,326	6,459,824
Hanmi Financial Corp.	51,600	1,498,980
HarborOne Bancorp, Inc. *	25,100	522,582
Heartland Financial USA, Inc.	37,000	1,776,000
Heritage Commerce Corp.	39,500	564,060
Heritage Financial Corp.	45,545	1,202,388
Hilltop Holdings, Inc.	122,313	3,401,525
Hingham Institution for Savings	2,496	448,007
Home Bancorp, Inc.	7,300	271,122
Home BancShares, Inc.	199,460	5,076,257
HomeStreet, Inc. *	38,622	1,004,172
HomeTrust Bancshares, Inc. *	29,400	735,000
Hope Bancorp, Inc.	209,179	3,830,067
Horizon Bancorp	29,850	805,652
IBERIABANK Corp.	83,375	6,615,806
Impac Mortgage Holdings, Inc. *	12,642	180,781
Independent Bank Corp., Massachusetts	43,800	2,772,540
Independent Bank Corp., Michigan	33,600	749,280
Independent Bank Group, Inc.	20,700	1,245,105
International Bancshares Corp.	90,360	3,379,464
Investors Bancorp, Inc.	487,314	6,749,299
Kearny Financial Corp.	144,832	2,114,547
Lakeland Bancorp, Inc.	65,597	1,275,862
Lakeland Financial Corp.	39,000	1,780,740
LCNB Corp.	12,200	270,230
LegacyTexas Financial Group, Inc.	71,900	2,718,539
LendingTree, Inc. *	10,000	1,409,000
Live Oak Bancshares, Inc.	30,100	726,915
Macatawa Bank Corp.	39,500	378,015
MainSource Financial Group, Inc.	38,144	1,304,525
MB Financial, Inc.	125,687	5,342,954
MBT Financial Corp.	27,100	303,520
Mercantile Bank Corp.	25,300	850,839
Security	Number of Shares	Value ($)
Merchants Bancshares, Inc.	9,946	495,311
Meridian Bancorp, Inc.	85,044	1,492,522
Meta Financial Group, Inc.	13,400	1,137,660
MGIC Investment Corp. *	565,545	5,960,844
Midland States Bancorp, Inc.	5,700	196,650
MidWestOne Financial Group, Inc.	11,300	392,110
MutualFirst Financial, Inc.	8,100	266,895
National Bank Holdings Corp., Class A	41,100	1,297,527
National Bankshares, Inc.	9,300	391,065
National Commerce Corp. *	15,032	581,738
Nationstar Mortgage Holdings, Inc. *	55,597	895,668
NBT Bancorp, Inc.	66,723	2,547,484
Nicolet Bankshares, Inc. *	10,000	493,000
NMI Holdings, Inc., Class A *	90,100	1,045,160
Northfield Bancorp, Inc.	76,986	1,415,003
Northrim BanCorp, Inc.	10,000	320,000
Northwest Bancshares, Inc.	159,109	2,568,019
OceanFirst Financial Corp.	41,500	1,147,475
Ocwen Financial Corp. *	157,909	361,612
OFG Bancorp	80,900	946,530
Old Line Bancshares, Inc.	12,300	341,448
Old National Bancorp	212,609	3,571,831
Old Second Bancorp, Inc.	41,624	499,488
Opus Bank	34,942	787,942
Oritani Financial Corp.	59,950	1,016,153
Orrstown Financial Services, Inc.	11,100	238,095
Pacific Continental Corp.	32,400	810,000
Pacific Mercantile Bancorp *	21,300	165,075
Pacific Premier Bancorp, Inc. *	58,253	2,129,147
Park National Corp.	22,753	2,398,849
Park Sterling Corp.	85,000	1,045,500
Peapack-Gladstone Financial Corp.	27,300	875,238
Penns Woods Bancorp, Inc.	7,100	296,070
PennyMac Financial Services, Inc., Class A *	18,200	300,300
People's Utah Bancorp	24,800	654,720
Peoples Bancorp, Inc.	28,000	937,440
Peoples Financial Services Corp.	11,100	498,834
PHH Corp. *	97,563	1,258,563
Pinnacle Financial Partners, Inc.	76,820	4,916,480
Preferred Bank	19,800	1,049,202
Premier Financial Bancorp, Inc.	13,310	285,233
PrivateBancorp, Inc.	130,076	7,514,491
Prosperity Bancshares, Inc.	110,595	7,431,984
Provident Bancorp, Inc. *	8,700	185,310
Provident Financial Holdings, Inc.	7,600	146,148
Provident Financial Services, Inc.	100,451	2,580,586
QCR Holdings, Inc.	17,862	814,507
Radian Group, Inc.	358,640	6,053,843
Renasant Corp.	73,266	3,106,478
Republic Bancorp, Inc., Class A	16,100	579,278
Republic First Bancorp, Inc. *	79,100	680,260
S&T Bancorp, Inc.	60,681	2,182,089
Sandy Spring Bancorp, Inc.	37,500	1,621,875
Seacoast Banking Corp. of Florida *	56,520	1,367,784
ServisFirst Bancshares, Inc.	77,480	2,928,744
Shore Bancshares, Inc.	18,700	310,233
SI Financial Group, Inc.	13,600	203,320
Sierra Bancorp	21,200	531,484
Simmons First National Corp., Class A	50,284	2,748,021
South State Corp.	43,563	3,840,078
Southern First Bancshares, Inc. *	8,800	296,560
Southern Missouri Bancorp, Inc.	7,800	259,740
Southern National Bancorp of Virginia, Inc.	15,700	285,897
Southside Bancshares, Inc.	45,103	1,565,976
Southwest Bancorp, Inc.	32,600	845,970
State Bank Financial Corp.	56,700	1,522,962

17
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sterling Bancorp	207,605	4,826,816
Stock Yards Bancorp, Inc.	35,430	1,452,630
Stonegate Bank	23,300	1,069,470
Summit Financial Group, Inc.	12,800	279,936
Sun Bancorp, Inc.	17,780	443,611
Territorial Bancorp, Inc.	12,200	377,590
Texas Capital Bancshares, Inc. *	83,200	6,331,520
The Bancorp, Inc. *	108,100	697,245
The Bank of NT Butterfield & Son Ltd.	23,000	764,750
The First of Long Island Corp.	34,450	937,040
Tompkins Financial Corp.	23,042	1,904,882
Towne Bank	92,256	2,993,707
TriCo Bancshares	40,200	1,425,492
TriState Capital Holdings, Inc. *	34,900	869,010
Triumph Bancorp, Inc. *	29,300	656,320
TrustCo Bank Corp.	147,155	1,169,882
Trustmark Corp.	111,477	3,703,266
UMB Financial Corp.	73,600	5,335,264
Umpqua Holdings Corp.	362,388	6,403,396
Union Bankshares Corp.	69,268	2,371,736
Union Bankshares, Inc. (a)	5,900	248,095
United Bankshares, Inc.	150,556	6,007,184
United Community Banks, Inc.	111,400	3,046,790
United Community Financial Corp.	93,600	799,344
United Financial Bancorp, Inc.	79,107	1,366,178
Univest Corp. of Pennsylvania	45,175	1,368,803
Valley National Bancorp	413,970	4,868,287
Veritex Holdings, Inc. *	18,600	501,084
Walker & Dunlop, Inc. *	47,945	2,150,333
Washington Federal, Inc.	148,601	5,007,854
Washington Trust Bancorp, Inc.	24,100	1,185,720
WashingtonFirst Bankshares, Inc.	12,600	354,438
Waterstone Financial, Inc.	45,557	865,583
Webster Financial Corp.	149,327	7,587,305
WesBanco, Inc.	65,495	2,607,356
West Bancorp, Inc.	20,800	484,640
Westamerica Bancorp	43,900	2,415,378
Western New England Bancorp, Inc.	39,100	410,550
Wintrust Financial Corp.	84,966	6,020,691
WSFS Financial Corp.	46,100	2,175,920
Xenith Bankshares, Inc. *	12,710	343,424
		429,508,643

Capital Goods 9.2%
AAON, Inc.	68,187	2,499,054
AAR Corp.	55,520	1,998,165
Actuant Corp., Class A	102,623	2,801,608
Advanced Drainage Systems, Inc.	61,715	1,422,531
Aegion Corp. *	54,400	1,241,408
Aerojet Rocketdyne Holdings, Inc. *	101,900	2,283,579
Aerovironment, Inc. *	30,400	868,528
Aircastle Ltd.	75,000	1,771,500
Alamo Group, Inc.	15,800	1,249,148
Albany International Corp., Class A	47,500	2,315,625
Allied Motion Technologies, Inc.	7,974	180,531
Altra Industrial Motion Corp.	39,600	1,748,340
Ameresco, Inc., Class A *	27,700	178,665
American Railcar Industries, Inc. (a)	11,431	479,530
American Superconductor Corp. *	19,200	100,032
American Woodmark Corp. *	22,300	2,049,370
Apogee Enterprises, Inc.	46,500	2,534,250
Applied Industrial Technologies, Inc.	60,610	3,879,040
Argan, Inc.	21,000	1,403,850
Armstrong Flooring, Inc. *	35,700	685,083
Astec Industries, Inc.	30,895	1,957,198
Astronics Corp. *	30,492	991,295
Atkore International Group, Inc. *	21,400	561,964
Security	Number of Shares	Value ($)
Axon Enterprise, Inc. *	82,500	2,027,850
AZZ, Inc.	42,200	2,491,910
Babcock & Wilcox Enterprises, Inc. *	90,700	849,859
Barnes Group, Inc.	81,240	4,465,763
Beacon Roofing Supply, Inc. *	101,182	5,015,592
Blue Bird Corp. *	7,000	130,200
BMC Stock Holdings, Inc. *	92,800	2,162,240
Briggs & Stratton Corp.	69,593	1,739,129
Builders FirstSource, Inc. *	142,800	2,286,228
Caesarstone Ltd. *	42,600	1,691,220
CAI International, Inc. *	24,500	505,190
Chart Industries, Inc. *	49,302	1,800,016
CIRCOR International, Inc.	29,500	1,967,945
Columbus McKinnon Corp.	30,600	799,578
Comfort Systems USA, Inc.	62,300	2,286,410
Continental Building Products, Inc. *	54,644	1,330,581
CSW Industrials, Inc. *	21,700	768,180
Cubic Corp.	42,015	2,180,579
Curtiss-Wright Corp.	73,740	6,891,740
DigitalGlobe, Inc. *	105,027	3,381,869
DMC Global, Inc.	22,100	338,130
Douglas Dynamics, Inc.	35,800	1,142,020
Ducommun, Inc. *	15,100	443,789
DXP Enterprises, Inc. *	24,700	901,056
Dycom Industries, Inc. *	51,757	5,468,645
EMCOR Group, Inc.	99,097	6,514,637
Encore Wire Corp.	32,995	1,458,379
Energous Corp. *(a)	23,500	296,570
Energy Recovery, Inc. *	53,600	452,384
EnerSys	71,574	5,948,515
Engility Holdings, Inc. *	28,234	800,434
EnPro Industries, Inc.	34,800	2,458,620
ESCO Technologies, Inc.	41,169	2,422,796
Esterline Technologies Corp. *	50,442	4,612,921
Federal Signal Corp.	94,400	1,473,584
Foundation Building Materials, Inc. *	24,400	395,036
Franklin Electric Co., Inc.	76,136	3,129,190
FreightCar America, Inc.	17,700	231,162
FuelCell Energy, Inc. *(a)	54,483	62,655
GATX Corp.	66,900	4,007,310
Gencor Industries, Inc. *	11,550	191,730
Generac Holdings, Inc. *	99,425	3,496,777
General Cable Corp.	84,076	1,513,368
Gibraltar Industries, Inc. *	50,000	1,962,500
Global Brass & Copper Holdings, Inc.	35,900	1,279,835
GMS, Inc. *	11,500	415,840
Graham Corp.	15,200	335,464
Granite Construction, Inc.	62,300	3,283,833
Great Lakes Dredge & Dock Corp. *	85,200	387,660
Griffon Corp.	48,800	1,171,200
H&E Equipment Services, Inc.	52,600	1,110,912
Hardinge, Inc.	18,000	189,000
Harsco Corp. *	129,000	1,683,450
HC2 Holdings, Inc. *	52,000	303,680
Hillenbrand, Inc.	97,700	3,605,130
Hurco Cos., Inc.	8,600	249,400
Hyster-Yale Materials Handling, Inc.	15,554	934,951
IES Holdings, Inc. *	12,900	258,000
Insteel Industries, Inc.	28,500	992,085
JELD-WEN Holding, Inc. *	42,800	1,413,684
John Bean Technologies Corp.	51,833	4,594,995
Kadant, Inc.	16,500	1,025,475
Kaman Corp.	42,755	2,052,668
Kennametal, Inc.	129,300	5,376,294
KLX, Inc. *	84,594	4,001,296
Kratos Defense & Security Solutions, Inc. *	125,900	959,358
Lawson Products, Inc. *	17,500	398,125
Layne Christensen Co. *	30,400	242,288

18
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lindsay Corp.	17,866	1,551,841
LSI Industries, Inc.	34,500	312,915
Lydall, Inc. *	26,600	1,393,840
Masonite International Corp. *	51,500	4,284,800
MasTec, Inc. *	110,173	4,864,138
Mercury Systems, Inc. *	75,501	2,822,227
Meritor, Inc. *	139,938	2,492,296
Milacron Holdings Corp. *	24,000	451,680
Miller Industries, Inc.	15,800	401,320
Moog, Inc., Class A *	53,157	3,649,228
MRC Global, Inc. *	159,278	2,903,638
Mueller Industries, Inc.	97,169	3,113,295
Mueller Water Products, Inc., Class A	264,500	2,975,625
MYR Group, Inc. *	23,800	1,005,788
National Presto Industries, Inc.	8,500	886,975
Navistar International Corp. *	81,107	2,182,589
NCI Building Systems, Inc. *	41,200	721,000
Neff Corp., Class A *	22,700	399,520
NN, Inc.	46,617	1,286,629
NOW, Inc. *	172,200	2,929,122
NV5 Global, Inc. *	13,100	506,970
Omega Flex, Inc.	5,672	318,596
Orion Group Holdings, Inc. *	50,600	382,030
Patrick Industries, Inc. *	27,200	1,932,560
PGT Innovations, Inc. *	76,600	834,940
Plug Power, Inc. *(a)	324,000	725,760
Ply Gem Holdings, Inc. *	32,400	623,700
Powell Industries, Inc.	13,000	448,370
Preformed Line Products Co.	3,300	174,669
Primoris Services Corp.	73,000	1,676,810
Proto Labs, Inc. *	41,400	2,401,200
Quanex Building Products Corp.	53,204	1,085,362
Raven Industries, Inc.	56,600	1,754,600
RBC Bearings, Inc. *	36,800	3,691,040
REV Group, Inc.	22,200	626,040
Rexnord Corp. *	137,050	3,344,020
Rush Enterprises, Inc., Class A *	50,387	1,902,109
Rush Enterprises, Inc., Class B *	10,000	346,400
Simpson Manufacturing Co., Inc.	67,494	2,815,175
SiteOne Landscape Supply, Inc. *	18,300	874,923
Spartan Motors, Inc.	51,800	427,350
Sparton Corp. *	14,600	325,142
SPX Corp. *	70,200	1,689,012
SPX FLOW, Inc. *	61,600	2,226,224
Standex International Corp.	22,400	2,104,480
Sun Hydraulics Corp.	42,450	1,648,758
Sunrun, Inc. *(a)	97,700	516,833
Supreme Industries, Inc., Class A	20,100	402,804
Teledyne Technologies, Inc. *	55,426	7,473,088
Tennant Co.	28,576	2,093,192
Textainer Group Holdings Ltd.	36,731	549,128
The ExOne Co. *(a)	14,600	147,314
The Gorman-Rupp Co.	29,031	830,867
The Greenbrier Cos., Inc.	42,801	1,859,703
The KeyW Holding Corp. *	75,300	714,597
The Manitowoc Co., Inc. *	195,300	1,165,941
Thermon Group Holdings, Inc. *	56,200	1,152,100
Titan International, Inc.	76,000	813,960
Titan Machinery, Inc. *	34,000	538,900
TPI Composites, Inc. *	10,400	204,360
Trex Co., Inc. *	48,178	3,526,148
TriMas Corp. *	73,700	1,691,415
Triton International Ltd.	64,100	1,962,101
Triumph Group, Inc.	82,200	2,153,640
Tutor Perini Corp. *	60,330	1,861,181
Univar, Inc. *	74,900	2,235,765
Universal Forest Products, Inc.	33,162	3,160,007
Vectrus, Inc. *	17,747	451,484
Security	Number of Shares	Value ($)
Veritiv Corp. *	13,476	696,035
Vicor Corp. *	26,200	471,600
Wabash National Corp.	104,100	2,371,398
Watts Water Technologies, Inc., Class A	46,311	2,880,544
Wesco Aircraft Holdings, Inc. *	93,300	1,133,595
Willis Lease Finance Corp. *	6,500	147,615
Woodward, Inc.	86,858	5,877,681
		290,556,906

Commercial & Professional Services 3.7%
ABM Industries, Inc.	90,509	3,909,084
Acacia Research Corp. *	72,500	395,125
ACCO Brands Corp. *	170,185	2,425,136
Advanced Disposal Services, Inc. *	35,000	832,300
Aqua Metals, Inc. *(a)	17,400	287,100
ARC Document Solutions, Inc. *	64,500	237,360
Barrett Business Services, Inc.	13,500	778,410
Brady Corp., Class A	77,929	3,035,335
Casella Waste Systems, Inc., Class A *	70,800	1,065,540
CBIZ, Inc. *	76,500	1,204,875
CECO Environmental Corp.	50,352	568,474
Cogint, Inc. *(a)	24,100	127,730
CRA International, Inc.	14,500	550,130
Deluxe Corp.	82,372	5,923,371
Ennis, Inc.	38,200	672,320
Essendant, Inc.	57,734	964,158
Exponent, Inc.	44,300	2,708,945
Franklin Covey Co. *	17,900	380,375
FTI Consulting, Inc. *	69,400	2,400,546
GP Strategies Corp. *	20,376	552,190
Healthcare Services Group, Inc.	116,552	5,350,902
Heidrick & Struggles International, Inc.	29,800	640,700
Heritage-Crystal Clean, Inc. *	16,900	254,345
Herman Miller, Inc.	99,100	3,280,210
Hill International, Inc. *	50,500	204,525
HNI Corp.	75,489	3,529,866
Huron Consulting Group, Inc. *	35,052	1,559,814
ICF International, Inc. *	32,200	1,421,630
InnerWorkings, Inc. *	78,600	832,374
Insperity, Inc.	25,226	2,304,395
Interface, Inc.	104,500	2,079,550
Kelly Services, Inc., Class A	47,323	1,056,249
Kforce, Inc.	39,800	903,460
Kimball International, Inc., Class B	58,299	1,035,973
Knoll, Inc.	80,803	1,936,040
Korn/Ferry International	91,761	2,973,056
Matthews International Corp., Class A	53,059	3,637,194
McGrath RentCorp	38,235	1,330,960
Mistras Group, Inc. *	26,414	594,315
Mobile Mini, Inc.	73,868	2,120,012
MSA Safety, Inc.	51,189	3,985,064
Multi-Color Corp.	23,700	1,820,160
Navigant Consulting, Inc. *	75,648	1,813,283
NL Industries, Inc. *	25,000	202,500
On Assignment, Inc. *	83,039	4,298,929
Quad Graphics, Inc.	46,500	1,221,090
Resources Connection, Inc.	50,450	701,255
RPX Corp. *	75,700	971,988
SP Plus Corp. *	26,500	912,925
Steelcase, Inc., Class A	143,642	2,449,096
Team, Inc. *	46,613	1,253,890
Tetra Tech, Inc.	96,661	4,248,251
The Advisory Board Co. *	68,838	3,517,622
The Brink's Co.	72,900	4,476,060
TRC Cos., Inc. *	27,863	487,602
TriNet Group, Inc. *	72,046	2,118,152
TrueBlue, Inc. *	72,476	1,982,219

19
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UniFirst Corp.	24,306	3,383,395
US Ecology, Inc.	37,800	1,782,270
Viad Corp.	33,696	1,523,059
VSE Corp.	14,800	631,220
WageWorks, Inc. *	59,600	4,398,480
West Corp.	68,258	1,821,806
		116,064,390

Consumer Durables & Apparel 2.3%
Acushnet Holdings Corp.	37,500	684,750
American Outdoor Brands Corp. *	95,500	2,115,325
AV Homes, Inc. *	24,200	424,710
Bassett Furniture Industries, Inc.	14,909	448,016
Beazer Homes USA, Inc. *	47,640	591,212
Callaway Golf Co.	152,769	1,810,313
Cavco Industries, Inc. *	14,500	1,721,875
Century Communities, Inc. *	27,152	741,250
Columbia Sportswear Co.	45,300	2,564,886
Crocs, Inc. *	115,400	718,942
CSS Industries, Inc.	13,400	353,224
Culp, Inc.	16,000	513,600
Deckers Outdoor Corp. *	55,071	3,281,681
Delta Apparel, Inc. *	11,000	192,830
Escalade, Inc.	14,500	193,575
Ethan Allen Interiors, Inc.	38,179	1,137,734
Flexsteel Industries, Inc.	10,100	536,512
Fossil Group, Inc. *	64,400	1,110,900
G-III Apparel Group Ltd. *	72,210	1,711,377
GoPro, Inc., Class A *(a)	155,800	1,285,350
Green Brick Partners, Inc. *	35,840	369,152
Helen of Troy Ltd. *	45,983	4,322,402
Hooker Furniture Corp.	18,434	800,957
Hovnanian Enterprises, Inc., Class A *	218,000	510,120
Iconix Brand Group, Inc. *	70,800	495,600
Installed Building Products, Inc. *	34,471	1,839,028
iRobot Corp. *	44,845	3,575,940
JAKKS Pacific, Inc. *	51,300	251,370
Johnson Outdoors, Inc., Class A	8,500	308,720
KB Home	134,700	2,774,820
La-Z-Boy, Inc.	78,200	2,181,780
LGI Homes, Inc. *(a)	25,200	802,116
Libbey, Inc.	34,479	362,030
Lifetime Brands, Inc.	20,300	389,760
M.D.C. Holdings, Inc.	75,907	2,353,876
M/I Homes, Inc. *	41,000	1,113,560
Malibu Boats, Inc., Class A *	32,461	747,901
Marine Products Corp.	13,700	163,852
MCBC Holdings, Inc.	15,200	254,600
Meritage Homes Corp. *	63,985	2,492,216
Movado Group, Inc.	23,100	540,540
NACCO Industries, Inc., Class A	5,477	463,628
Nautilus, Inc. *	50,200	913,640
Oxford Industries, Inc.	25,196	1,460,864
Perry Ellis International, Inc. *	22,300	457,596
Sequential Brands Group, Inc. *	60,752	204,734
Steven Madden Ltd. *	101,176	3,849,747
Sturm, Ruger & Co., Inc. (a)	29,000	1,753,050
Superior Uniform Group, Inc.	9,527	173,773
Taylor Morrison Home Corp., Class A *	68,200	1,575,420
The New Home Co., Inc. *	33,349	388,849
TopBuild Corp. *	64,000	3,276,160
TRI Pointe Group, Inc. *	237,900	2,961,855
UCP, Inc., Class A *	12,900	147,705
Unifi, Inc. *	26,500	743,855
Universal Electronics, Inc. *	22,200	1,538,460
Vera Bradley, Inc. *	31,500	288,225
Vince Holding Corp. *(a)	46,214	46,214
Security	Number of Shares	Value ($)
William Lyon Homes, Class A *	39,800	875,600
Wolverine World Wide, Inc.	157,747	3,803,280
ZAGG, Inc. *	39,621	281,309
		73,992,366

Consumer Services 4.1%
American Public Education, Inc. *	25,200	556,920
Ascent Capital Group, Inc., Class A *	14,700	188,307
Belmond Ltd., Class A *	132,400	1,641,760
Biglari Holdings, Inc. *	1,710	729,537
BJ's Restaurants, Inc. *	37,000	1,668,700
Bloomin' Brands, Inc.	175,213	3,800,370
Bob Evans Farms, Inc.	32,946	2,198,816
Bojangles', Inc. *	19,350	424,733
Boyd Gaming Corp. *	130,300	2,955,204
Bridgepoint Education, Inc. *	34,700	423,340
Bright Horizons Family Solutions, Inc. *	72,821	5,543,135
Buffalo Wild Wings, Inc. *	26,779	4,219,031
Caesars Acquisition Co., Class A *	78,500	1,369,825
Caesars Entertainment Corp. *(a)	87,400	970,140
Cambium Learning Group, Inc. *	18,000	87,660
Capella Education Co.	18,500	1,763,050
Career Education Corp. *	109,600	1,112,440
Carriage Services, Inc.	21,800	596,230
Carrols Restaurant Group, Inc. *	51,700	723,800
Century Casinos, Inc. *	32,600	268,298
Chegg, Inc. *	147,800	1,331,678
Churchill Downs, Inc.	21,514	3,588,535
Chuy's Holdings, Inc. *	27,800	828,440
ClubCorp Holdings, Inc.	108,111	1,454,093
Collectors Universe, Inc.	10,100	275,831
Cracker Barrel Old Country Store, Inc. (a)	32,116	5,144,662
Dave & Buster's Entertainment, Inc. *	62,468	3,998,577
Del Frisco's Restaurant Group, Inc. *	36,200	622,640
Del Taco Restaurants, Inc. *	49,600	652,240
Denny's Corp. *	118,900	1,510,030
DeVry Education Group, Inc.	100,884	3,818,459
DineEquity, Inc.	27,397	1,549,026
El Pollo Loco Holdings, Inc. *	31,000	389,050
Eldorado Resorts, Inc. *	48,009	918,172
Empire Resorts, Inc. *(a)	4,421	110,525
Fiesta Restaurant Group, Inc. *	50,100	1,219,935
Fogo De Chao, Inc. *	4,700	79,665
Golden Entertainment, Inc.	15,300	214,812
Grand Canyon Education, Inc. *	74,875	5,627,605
Houghton Mifflin Harcourt Co. *	199,494	2,294,181
ILG, Inc.	182,200	4,392,842
International Speedway Corp., Class A	43,500	1,613,850
Intrawest Resorts Holdings, Inc. *	23,900	563,562
Isle of Capri Casinos, Inc. *(a)	44,200	1,019,252
J Alexander's Holdings, Inc. *	21,043	231,473
Jack in the Box, Inc.	53,008	5,405,226
Jamba, Inc. *(a)	20,260	172,615
K12, Inc. *	58,449	1,101,764
Kona Grill, Inc. *	17,119	97,578
La Quinta Holdings, Inc. *	147,002	2,074,198
Laureate Education, Inc., Class A *	69,900	965,319
Liberty Tax, Inc.	11,700	164,385
Lindblad Expeditions Holdings, Inc. *	22,700	215,650
Luby's, Inc. *	27,700	81,438
Marriott Vacations Worldwide Corp.	35,885	3,953,809
Monarch Casino & Resort, Inc. *	17,800	524,566
Nathan's Famous, Inc. *	4,700	320,540
Noodles & Co. *(a)	15,900	93,015
Papa John's International, Inc.	45,011	3,558,570
Penn National Gaming, Inc. *	140,200	2,590,896
Pinnacle Entertainment, Inc. *	89,247	1,835,811

20
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Planet Fitness, Inc., Class A	41,400	861,120
Potbelly Corp. *	34,100	475,695
Red Lion Hotels Corp. *	22,200	144,300
Red Robin Gourmet Burgers, Inc. *	21,700	1,274,875
Red Rock Resorts, Inc., Class A	45,300	1,059,114
Regis Corp. *	74,400	811,704
Ruby Tuesday, Inc. *	87,200	222,360
Ruth's Hospitality Group, Inc.	50,500	1,004,950
Scientific Games Corp., Class A *	86,800	2,061,500
SeaWorld Entertainment, Inc.	111,923	1,962,010
Shake Shack, Inc., Class A *	24,200	821,348
Sonic Corp.	73,401	1,973,019
Sotheby's *	81,400	3,855,104
Speedway Motorsports, Inc.	25,284	456,376
Strayer Education, Inc.	16,400	1,422,044
Texas Roadhouse, Inc.	110,896	5,198,805
The Cheesecake Factory, Inc.	73,667	4,726,475
The Habit Restaurants, Inc., Class A *	24,711	467,038
The Marcus Corp.	27,300	922,740
Weight Watchers International, Inc. *(a)	52,800	1,102,464
Wingstop, Inc.	24,300	715,149
Zoe's Kitchen, Inc. *	30,502	550,561
		129,934,562

Diversified Financials 3.1%
AG Mortgage Investment Trust, Inc.	41,300	782,635
Anworth Mortgage Asset Corp.	149,900	878,414
Apollo Commercial Real Estate Finance, Inc.	133,843	2,581,831
Ares Commercial Real Estate Corp.	41,900	579,477
Arlington Asset Investment Corp., Class A (a)	33,300	484,848
ARMOUR Residential REIT, Inc.	65,529	1,577,283
Associated Capital Group, Inc., Class A	9,700	326,405
B. Riley Financial, Inc.	13,500	203,175
BGC Partners, Inc., Class A	344,000	3,914,720
Capstead Mortgage Corp.	145,829	1,624,535
Cohen & Steers, Inc.	37,128	1,481,407
Cowen Group, Inc., Class A *	42,475	675,353
CYS Investments, Inc.	246,361	2,101,459
Diamond Hill Investment Group, Inc.	4,700	950,105
Dynex Capital, Inc.	77,200	534,224
Encore Capital Group, Inc. *	43,300	1,444,055
Enova International, Inc. *	44,836	636,671
Evercore Partners, Inc., Class A	62,600	4,616,750
EZCORP, Inc., Class A *	77,400	700,470
FBR & Co.	8,200	148,420
Financial Engines, Inc.	88,300	3,752,750
FirstCash, Inc.	78,127	4,058,698
FNFV Group *	111,036	1,521,193
GAIN Capital Holdings, Inc.	70,000	496,300
GAMCO Investors, Inc., Class A	9,700	278,390
Great Ajax Corp.	19,800	269,280
Green Dot Corp., Class A *	69,341	2,377,703
Greenhill & Co., Inc.	49,529	1,253,084
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	84,645	1,855,418
Hennessy Advisors, Inc.	6,600	112,266
Houlihan Lokey, Inc.	36,500	1,224,210
INTL. FCStone, Inc. *	25,100	937,485
Invesco Mortgage Capital, Inc.	177,906	2,901,647
Investment Technology Group, Inc.	50,565	1,006,749
Janus Capital Group, Inc.	242,153	3,307,810
KCG Holdings, Inc., Class A *	72,581	1,444,362
Ladder Capital Corp.	70,955	1,038,072
Ladenburg Thalmann Financial Services, Inc. *	142,600	396,428
Security	Number of Shares	Value ($)
LendingClub Corp. *	532,500	3,115,125
Manning & Napier, Inc.	22,200	128,760
Marlin Business Services Corp.	11,600	295,220
Medley Management, Inc., Class A	14,400	110,880
Moelis & Co., Class A	39,024	1,432,181
MTGE Investment Corp.	76,700	1,380,600
Nelnet, Inc., Class A	34,800	1,566,348
New Residential Investment Corp.	488,397	8,141,578
New York Mortgage Trust, Inc.	175,200	1,123,032
NewStar Financial, Inc.	36,500	392,010
OM Asset Management plc	72,800	1,132,768
On Deck Capital, Inc. *	74,200	352,450
Oppenheimer Holdings, Inc., Class A	13,800	238,740
Orchid Island Capital, Inc. (a)	49,659	526,385
Owens Realty Mortgage, Inc.	14,500	263,320
PennyMac Mortgage Investment Trust	109,621	1,960,024
PICO Holdings, Inc. *	39,800	640,780
Piper Jaffray Cos.	23,729	1,485,435
PJT Partners, Inc., Class A	26,900	932,354
PRA Group, Inc. *	72,581	2,337,108
Pzena Investment Management, Inc., Class A	27,100	278,859
Redwood Trust, Inc.	137,700	2,350,539
Regional Management Corp. *	15,700	311,331
Resource Capital Corp.	49,037	458,496
Safeguard Scientifics, Inc. *	36,500	463,550
Silvercrest Asset Management Group, Inc., Class A	9,800	133,770
Stifel Financial Corp. *	108,310	5,293,110
Tiptree, Inc.	55,800	393,390
Virtu Financial, Inc., Class A	38,271	589,373
Virtus Investment Partners, Inc.	8,700	925,680
Waddell & Reed Financial, Inc., Class A	132,600	2,385,474
Western Asset Mortgage Capital Corp.	78,856	830,354
Westwood Holdings Group, Inc.	11,500	641,700
Wins Finance Holdings, Inc. *(a)	2,000	91,680
WisdomTree Investments, Inc. (a)	190,100	1,587,335
World Acceptance Corp. *	8,900	470,810
		99,234,631

Energy 3.1%
Abraxas Petroleum Corp. *	221,800	414,766
Adams Resources & Energy, Inc.	2,900	117,798
Alon USA Energy, Inc.	48,900	591,201
Archrock, Inc.	117,228	1,383,290
Ardmore Shipping Corp.	46,500	360,375
Atwood Oceanics, Inc. *	121,621	952,292
Bill Barrett Corp. *	101,398	389,368
Bristow Group, Inc.	56,862	760,245
California Resources Corp. *(a)	49,100	574,470
Callon Petroleum Co. *	312,100	3,695,264
CARBO Ceramics, Inc. *	39,300	269,991
Carrizo Oil & Gas, Inc. *	102,411	2,575,637
Clean Energy Fuels Corp. *	213,938	522,009
Cobalt International Energy, Inc. *	827,000	323,440
Contango Oil & Gas Co. *	39,820	285,111
CVR Energy, Inc. (a)	24,800	542,872
Dawson Geophysical Co. *	32,400	162,972
Delek US Holdings, Inc.	97,187	2,339,291
Denbury Resources, Inc. *	544,100	1,207,902
DHT Holdings, Inc.	135,900	650,961
Dorian LPG Ltd. *	42,703	388,170
Eclipse Resources Corp. *	105,000	211,050
EP Energy Corp., Class A *(a)	60,500	273,460
Era Group, Inc. *	28,700	364,777
Evolution Petroleum Corp.	46,800	374,400
EXCO Resources, Inc. *	222,774	109,159

21
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Exterran Corp. *	52,414	1,434,571
Fairmount Santrol Holdings, Inc. *	143,153	738,670
Forum Energy Technologies, Inc. *	105,755	1,787,260
Frontline Ltd. (a)	121,763	809,724
GasLog Ltd.	61,800	865,200
Gener8 Maritime, Inc. *	60,600	325,422
Geospace Technologies Corp. *	19,800	327,492
Golar LNG Ltd.	156,600	3,994,866
Green Plains, Inc.	61,700	1,419,100
Helix Energy Solutions Group, Inc. *	222,707	1,362,967
Hornbeck Offshore Services, Inc. *(a)	54,245	184,976
Independence Contract Drilling, Inc. *	46,000	212,060
International Seaways, Inc. *	29,098	562,464
Isramco, Inc. *	1,400	159,740
Jagged Peak Energy, Inc. *	53,000	590,420
Jones Energy, Inc., Class A *(a)	103,782	207,564
Keane Group, Inc. *(a)	52,500	725,550
Mammoth Energy Services, Inc. *	14,200	274,060
Matador Resources Co. *	150,162	3,255,512
Matrix Service Co. *	39,700	466,475
McDermott International, Inc. *	382,385	2,500,798
Natural Gas Services Group, Inc. *	20,500	561,700
Navios Maritime Acquisition Corp.	120,600	203,814
Newpark Resources, Inc. *	126,710	969,332
Noble Energy, Inc.	28,094	908,272
Nordic American Tankers Ltd. (a)	175,400	1,455,820
Northern Oil & Gas, Inc. *(a)	77,600	174,600
Oasis Petroleum, Inc. *	390,510	4,662,689
Oil States International, Inc. *	84,500	2,513,875
Overseas Shipholding Group, Inc., Class A *	85,400	310,856
Pacific Ethanol, Inc. *	65,500	445,400
Panhandle Oil & Gas, Inc., Class A	24,200	458,590
Par Pacific Holdings, Inc. *	54,038	884,602
Parker Drilling Co. *	181,265	299,087
PDC Energy, Inc. *	92,603	5,114,464
PHI, Inc. - Non Voting Shares *	19,572	229,580
Pioneer Energy Services Corp. *	118,500	361,425
Renewable Energy Group, Inc. *	64,600	675,070
REX American Resources Corp. *	8,500	804,780
RigNet, Inc. *	26,200	513,520
Ring Energy, Inc. *	68,900	826,800
RSP Permian, Inc. *	161,025	6,127,001
Sanchez Energy Corp. *	109,253	845,618
Scorpio Tankers, Inc.	268,102	1,179,649
SEACOR Holdings, Inc. *	25,700	1,687,462
Seadrill Ltd. *	586,200	404,361
SemGroup Corp., Class A	111,803	3,723,040
Ship Finance International Ltd. (a)	93,500	1,313,675
Smart Sand, Inc. *	20,600	250,908
SRC Energy, Inc. *	295,412	2,227,407
Teekay Corp.	87,700	761,236
Teekay Tankers Ltd., Class A	181,000	371,050
Tesco Corp. *	77,100	505,005
TETRA Technologies, Inc. *	186,374	620,625
Tidewater, Inc. *(a)	69,195	60,649
Unit Corp. *	80,078	1,720,876
US Silica Holdings, Inc.	125,300	5,199,950
W&T Offshore, Inc. *	121,800	248,472
Western Refining, Inc.	133,142	4,592,068
Westmoreland Coal Co. *	27,052	288,374
WildHorse Resource Development Corp. *	35,900	391,669
Willbros Group, Inc. *	69,500	191,125
		97,129,658

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	21,231	991,488
Natural Grocers by Vitamin Cottage, Inc. *	12,600	137,844
Performance Food Group Co. *	63,600	1,583,640
PriceSmart, Inc.	33,200	2,886,740
Smart & Final Stores, Inc. *	37,600	443,680
SpartanNash, Co.	57,833	2,128,254
SUPERVALU, Inc. *	475,536	1,949,698
The Andersons, Inc.	48,123	1,797,394
The Chefs' Warehouse, Inc. *	28,300	386,295
United Natural Foods, Inc. *	83,682	3,475,313
Village Super Market, Inc., Class A	11,600	306,124
Weis Markets, Inc.	15,800	913,398
		16,999,868

Food, Beverage & Tobacco 1.8%
AdvancePierre Foods Holdings, Inc.	34,300	1,393,266
Alico, Inc.	4,700	140,765
Alliance One International, Inc. *	13,400	184,250
Amplify Snack Brands, Inc. *(a)	45,700	411,300
B&G Foods, Inc.	109,757	4,609,794
Cal-Maine Foods, Inc. (a)	51,116	1,929,629
Calavo Growers, Inc.	26,288	1,724,493
Coca-Cola Bottling Co. Consolidated	7,500	1,588,950
Craft Brew Alliance, Inc. *	27,800	378,080
Darling Ingredients, Inc. *	272,900	4,128,977
Dean Foods Co.	151,800	2,996,532
Farmer Brothers Co. *	13,700	486,350
Fresh Del Monte Produce, Inc.	52,461	3,215,859
Freshpet, Inc. *	34,850	409,487
Inventure Foods, Inc. *	29,000	107,300
J&J Snack Foods Corp.	25,281	3,402,317
John B. Sanfilippo & Son, Inc.	13,100	962,850
Lancaster Colony Corp.	31,256	3,935,130
Landec Corp. *	44,654	613,992
Lifeway Foods, Inc. *	10,100	96,960
Limoneira Co.	17,600	363,968
MGP Ingredients, Inc.	23,147	1,211,977
National Beverage Corp.	18,601	1,647,863
Omega Protein Corp.	39,500	795,925
Primo Water Corp. *	33,600	402,192
Sanderson Farms, Inc.	32,843	3,802,563
Seaboard Corp.	420	1,778,284
Seneca Foods Corp., Class A *	12,400	461,280
Snyder's-Lance, Inc.	132,610	4,675,829
The Boston Beer Co., Inc., Class A *	14,200	2,049,770
Tootsie Roll Industries, Inc. (a)	26,835	1,002,272
Turning Point Brands, Inc. *	9,200	145,452
Universal Corp.	40,424	2,969,143
Vector Group Ltd.	159,143	3,456,586
		57,479,385

Health Care Equipment & Services 5.5%
AAC Holdings, Inc. *(a)	11,800	84,488
Abaxis, Inc.	34,300	1,544,529
Accuray, Inc. *	141,000	641,550
Aceto Corp.	46,000	729,100
Addus HomeCare Corp. *	12,500	424,375
Almost Family, Inc. *	17,900	888,735
Amedisys, Inc. *	43,900	2,379,380
American Renal Associates Holdings, Inc. *	13,500	232,335
AMN Healthcare Services, Inc. *	79,800	3,259,830
Analogic Corp.	22,154	1,591,765
AngioDynamics, Inc. *	41,100	637,872

22
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Anika Therapeutics, Inc. *	21,900	1,010,247
AtriCure, Inc. *	55,000	1,127,500
Atrion Corp.	2,300	1,189,330
Avinger, Inc. *	17,500	9,847
AxoGen, Inc. *	38,300	467,260
BioScrip, Inc. *	170,400	259,008
BioTelemetry, Inc. *	45,800	1,506,820
Cantel Medical Corp.	58,445	4,348,893
Capital Senior Living Corp. *	44,800	625,856
Cardiovascular Systems, Inc. *	51,700	1,544,279
Castlight Health, Inc., Class B *	76,373	294,036
Cerus Corp. *	160,500	698,175
Chemed Corp.	26,398	5,316,029
Civitas Solutions, Inc. *	23,800	423,640
Community Health Systems, Inc. *	196,100	1,688,421
Computer Programs & Systems, Inc. (a)	17,500	480,375
ConforMIS, Inc. *	56,000	314,720
CONMED Corp.	44,100	2,167,956
Corindus Vascular Robotics, Inc. *(a)	84,000	105,840
CorVel Corp. *	14,500	645,250
Cotiviti Holdings, Inc. *	19,000	794,010
Cross Country Healthcare, Inc. *	62,715	876,129
CryoLife, Inc. *	47,300	858,495
Cutera, Inc. *	18,705	365,683
Diplomat Pharmacy, Inc. *	70,588	1,101,173
Endologix, Inc. *	153,537	1,149,992
Entellus Medical, Inc. *	18,800	267,336
Evolent Health, Inc., Class A *	27,400	637,050
Exactech, Inc. *	22,500	667,125
Genesis Healthcare, Inc. *	48,100	116,402
GenMark Diagnostics, Inc. *	73,500	942,270
Glaukos Corp. *	29,200	1,387,876
Globus Medical, Inc., Class A *	116,500	3,533,445
Haemonetics Corp. *	87,100	3,647,748
Halyard Health, Inc. *	80,293	3,171,574
HealthEquity, Inc. *	71,334	3,247,124
HealthSouth Corp.	148,800	6,978,720
HealthStream, Inc. *	41,900	1,164,401
HMS Holdings Corp. *	139,352	2,852,535
ICU Medical, Inc. *	24,200	3,721,960
Inogen, Inc. *	27,098	2,246,153
Insulet Corp. *	95,000	4,123,950
Integer Holdings Corp. *	51,900	1,907,325
Integra LifeSciences Holdings Corp. *	99,496	4,573,831
Invacare Corp.	66,311	974,772
InVivo Therapeutics Holdings Corp. *(a)	58,398	221,912
iRadimed Corp. *	4,000	34,400
iRhythm Technologies, Inc. *	12,000	423,480
IRIDEX Corp. *	12,100	137,940
K2M Group Holdings, Inc. *	39,900	883,785
Kindred Healthcare, Inc.	144,823	1,390,301
Landauer, Inc.	16,200	852,120
LeMaitre Vascular, Inc.	22,335	664,466
LHC Group, Inc. *	25,700	1,390,370
Magellan Health, Inc. *	37,268	2,564,038
Masimo Corp. *	71,000	7,294,540
Medidata Solutions, Inc. *	91,200	5,967,216
Meridian Bioscience, Inc.	64,350	952,380
Merit Medical Systems, Inc. *	83,800	2,824,060
Molina Healthcare, Inc. *	70,943	3,532,252
NantHealth, Inc. *(a)	14,800	46,028
National HealthCare Corp.	18,188	1,353,551
National Research Corp., Class A	12,500	310,000
Natus Medical, Inc. *	51,000	1,785,000
Neogen Corp *	60,325	3,760,057
Nevro Corp. *	38,864	3,661,766
Nobilis Health Corp. *(a)	88,191	110,239
Novocure Ltd. *(a)	78,600	888,180
Security	Number of Shares	Value ($)
NuVasive, Inc. *	80,800	5,858,808
NxStage Medical, Inc. *	104,600	3,126,494
Omnicell, Inc. *	57,200	2,368,080
OraSure Technologies, Inc. *	87,400	1,145,814
Orthofix International N.V. *	28,200	1,115,310
Owens & Minor, Inc.	103,200	3,575,880
Oxford Immunotec Global plc *	40,500	623,295
Penumbra, Inc. *	45,500	3,887,975
PharMerica Corp. *	47,100	1,111,560
Quality Systems, Inc. *	80,100	1,142,226
Quidel Corp. *	47,500	1,148,075
Quorum Health Corp. *	46,100	196,847
RadNet, Inc. *	48,000	290,400
Rockwell Medical, Inc. *(a)	78,700	676,820
RTI Surgical, Inc. *	75,200	304,560
Second Sight Medical Products, Inc. *(a)	96,771	112,254
Select Medical Holdings Corp. *	184,411	2,535,651
Senseonics Holdings, Inc. *	45,600	77,064
STAAR Surgical Co. *	66,600	692,640
Surgery Partners, Inc. *	35,400	608,880
Surmodics, Inc. *	20,400	466,140
Tabula Rasa HealthCare, Inc. *	10,800	145,584
Tactile Systems Technology, Inc. *	7,100	133,835
Teladoc, Inc. *(a)	40,400	1,001,920
The Ensign Group, Inc.	79,500	1,427,025
The Providence Service Corp. *	21,100	928,400
The Spectranetics Corp. *	68,736	1,965,850
Tivity Health, Inc. *	54,800	1,841,280
TransEnterix, Inc. *(a)	143,700	93,405
Triple-S Management Corp., Class B *	38,900	704,090
U.S. Physical Therapy, Inc.	19,300	1,266,080
Utah Medical Products, Inc.	5,200	325,520
Vocera Communications, Inc. *	37,100	940,856
Wright Medical Group N.V. *	173,161	5,262,363
		176,093,582

Household & Personal Products 0.6%
Avon Products, Inc. *	752,900	3,651,565
Central Garden & Pet Co. *	15,400	582,120
Central Garden & Pet Co., Class A *	57,500	2,025,725
elf Beauty, Inc. *(a)	16,000	436,000
HRG Group, Inc. *	192,500	3,851,925
Inter Parfums, Inc.	30,100	1,142,295
Lifevantage Corp. *	21,200	105,152
Medifast, Inc.	17,579	814,259
Natural Health Trends Corp. (a)	12,400	355,632
Nature's Sunshine Products, Inc.	15,000	151,500
Nutraceutical International Corp.	12,300	389,910
Oil-Dri Corp. of America	6,887	280,232
Orchids Paper Products Co. (a)	15,900	387,165
Revlon, Inc., Class A *	18,602	482,722
Synutra International, Inc. *	23,200	139,780
USANA Health Sciences, Inc. *	16,400	932,340
WD-40 Co.	23,900	2,505,915
		18,234,237

Insurance 2.4%
Ambac Financial Group, Inc. *	72,600	1,410,618
American Equity Investment Life Holding Co.	146,264	3,469,382
AMERISAFE, Inc.	30,735	1,768,799
Argo Group International Holdings Ltd.	47,531	3,134,669
Atlas Financial Holdings, Inc. *	16,900	218,855
Baldwin & Lyons, Inc., Class B	13,000	318,500
Blue Capital Reinsurance Holdings Ltd.	9,100	171,990
Citizens, Inc. *(a)	80,500	567,525

23
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CNO Financial Group, Inc.	290,468	6,120,161
Crawford & Co., Class B	20,800	226,928
Donegal Group, Inc., Class A	10,400	173,264
eHealth, Inc. *	23,600	334,648
EMC Insurance Group, Inc.	14,300	410,124
Employers Holdings, Inc.	51,300	2,052,000
Enstar Group Ltd. *	19,194	3,738,991
FBL Financial Group, Inc., Class A	16,468	1,095,122
Federated National Holding Co.	20,246	325,556
Fidelity & Guaranty Life (a)	19,200	546,240
Genworth Financial, Inc., Class A *	865,600	3,497,024
Global Indemnity Ltd. *	14,755	598,315
Greenlight Capital Re Ltd., Class A *	50,689	1,092,348
Hallmark Financial Services, Inc. *	21,200	222,812
HCI Group, Inc.	13,800	658,122
Heritage Insurance Holdings, Inc.	40,462	489,590
Horace Mann Educators Corp.	63,478	2,453,425
Independence Holding Co.	11,248	213,150
Infinity Property & Casualty Corp.	18,092	1,795,631
Investors Title Co.	2,200	392,084
James River Group Holdings Ltd.	24,700	1,075,932
Kemper Corp.	63,414	2,495,341
Kinsale Capital Group, Inc.	11,700	423,072
Maiden Holdings Ltd.	124,800	1,541,280
MBIA, Inc. *	214,184	1,799,146
National General Holdings Corp.	83,300	1,894,242
National Western Life Group, Inc., Class A	3,494	1,070,003
OneBeacon Insurance Group Ltd., Class A	33,400	532,730
Patriot National, Inc. *(a)	15,800	45,662
Primerica, Inc.	77,100	6,460,980
RLI Corp.	62,220	3,560,228
Safety Insurance Group, Inc.	22,770	1,648,548
Selective Insurance Group, Inc.	92,514	4,884,739
State Auto Financial Corp.	24,726	664,388
State National Cos., Inc.	46,500	682,155
Stewart Information Services Corp.	38,800	1,840,672
The Navigators Group, Inc.	39,240	2,120,922
Third Point Reinsurance Ltd. *	120,860	1,462,406
Trupanion, Inc. *(a)	21,300	338,457
United Fire Group, Inc.	36,800	1,619,200
United Insurance Holdings Corp.	24,400	372,344
Universal Insurance Holdings, Inc.	53,822	1,402,063
WMIH Corp. *	313,200	469,800
		75,900,183

Materials 5.1%
A. Schulman, Inc.	45,609	1,443,525
AgroFresh Solutions, Inc. *	35,000	196,350
AK Steel Holding Corp. *	505,900	3,207,406
Allegheny Technologies, Inc.	175,500	3,220,425
American Vanguard Corp.	42,700	715,225
Ampco-Pittsburgh Corp.	14,400	209,520
Balchem Corp.	50,700	4,114,812
Boise Cascade Co. *	60,800	1,854,400
Calgon Carbon Corp.	79,785	1,160,872
Carpenter Technology Corp.	75,844	3,079,266
Century Aluminum Co. *	83,000	1,132,120
Chase Corp.	12,100	1,240,250
Clearwater Paper Corp. *	27,200	1,321,920
Cliffs Natural Resources, Inc. *	454,359	3,053,293
Codexis, Inc. *	53,500	235,400
Coeur Mining, Inc. *	305,213	2,765,230
Commercial Metals Co.	183,500	3,420,440
Deltic Timber Corp.	19,121	1,479,392
Ferro Corp. *	143,800	2,576,896
Ferroglobe plc	108,500	1,047,025
Security	Number of Shares	Value ($)
Ferroglobe Representation & Warranty Insurance *(d)	108,500	—
Flotek Industries, Inc. *(a)	88,700	1,065,287
Forterra, Inc. *	31,100	598,364
FutureFuel Corp.	40,400	624,584
GCP Applied Technologies, Inc. *	115,400	3,796,660
Gold Resource Corp.	81,400	268,620
Greif, Inc., Class A	42,494	2,490,998
Greif, Inc., Class B	8,700	585,945
H.B. Fuller Co.	82,094	4,337,026
Handy & Harman Ltd. *	4,800	130,800
Hawkins, Inc.	15,500	792,050
Haynes International, Inc.	21,325	901,834
Headwaters, Inc. *	125,600	2,984,256
Hecla Mining Co.	646,540	3,523,643
Ingevity Corp. *	71,500	4,520,945
Innophos Holdings, Inc.	30,300	1,452,582
Innospec, Inc.	40,900	2,699,400
Kaiser Aluminum Corp.	27,743	2,341,787
KapStone Paper & Packaging Corp.	142,303	3,001,170
KMG Chemicals, Inc.	16,800	882,840
Koppers Holdings, Inc. *	34,500	1,464,525
Kraton Corp. *	46,235	1,512,347
Kronos Worldwide, Inc.	30,700	537,864
Louisiana-Pacific Corp. *	236,672	6,091,937
LSB Industries, Inc. *(a)	28,000	308,560
Materion Corp.	37,529	1,427,978
Minerals Technologies, Inc.	56,622	4,456,151
Multi Packaging Solutions International Ltd. *	38,100	683,895
Myers Industries, Inc.	34,900	568,870
Neenah Paper, Inc.	28,353	2,221,458
Olin Corp.	272,948	8,769,819
Olympic Steel, Inc.	12,200	275,110
OMNOVA Solutions, Inc. *	65,700	624,150
P.H. Glatfelter Co.	69,400	1,492,794
PolyOne Corp.	142,676	5,594,326
Quaker Chemical Corp.	21,300	3,079,980
Rayonier Advanced Materials, Inc.	69,342	918,782
Real Industry, Inc. *	109,014	283,436
Ryerson Holding Corp. *	25,800	353,460
Schnitzer Steel Industries, Inc., Class A	43,300	818,370
Schweitzer-Mauduit International, Inc.	52,500	2,260,125
Sensient Technologies Corp.	73,514	6,013,445
Stepan Co.	34,200	2,900,160
Stillwater Mining Co. *	205,400	3,693,092
Summit Materials, Inc., Class A *	173,177	4,443,722
SunCoke Energy, Inc. *	96,800	887,656
TerraVia Holdings, Inc. *(a)	111,500	52,583
The Chemours Co.	301,200	12,135,348
TimkenSteel Corp. *	63,644	959,752
Trecora Resources *	27,400	302,770
Tredegar Corp.	42,100	722,015
Trinseo S.A.	45,700	3,034,480
Tronox Ltd., Class A	106,100	1,751,711
UFP Technologies, Inc. *	9,900	264,330
United States Lime & Minerals, Inc.	2,700	213,624
US Concrete, Inc. *	24,200	1,500,400
Valhi, Inc.	25,000	83,000
Worthington Industries, Inc.	76,417	3,324,140
		160,498,723

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	92,300	2,796,690
Central European Media Enterprises Ltd., Class A *(a)	109,100	447,310

24
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Daily Journal Corp. *	2,000	418,040
Entercom Communications Corp., Class A	43,000	543,950
Entravision Communications Corp., Class A	98,600	611,320
Eros International plc *(a)	49,290	490,436
Gannett Co., Inc.	195,800	1,636,888
Global Eagle Entertainment, Inc. *	77,200	239,320
Gray Television, Inc. *	100,493	1,472,222
Hemisphere Media Group, Inc. *	12,300	143,295
IMAX Corp. *	99,100	3,022,550
Liberty Media Corp. - Liberty Braves, Class A *	22,300	553,709
Liberty Media Corp. - Liberty Braves, Class C *	48,500	1,189,220
Liberty Media Corp. - Liberty Formula One, Class A *	40,700	1,380,137
Liberty Media Corp. - Liberty Formula One, Class C *	74,800	2,619,496
Loral Space & Communications, Inc. *	20,500	786,175
MDC Partners, Inc., Class A	98,180	878,711
Meredith Corp.	61,300	3,589,115
MSG Networks, Inc., Class A *	97,200	2,425,140
National CineMedia, Inc.	95,700	1,135,959
New Media Investment Group, Inc.	73,382	965,707
Nexstar Media Group, Inc.	70,498	4,864,362
Radio One, Inc., Class D *	41,200	123,600
Reading International, Inc., Class A *	23,000	361,790
Saga Communications, Inc., Class A	6,400	328,000
Salem Media Group, Inc.	21,000	160,650
Scholastic Corp.	45,069	1,948,333
Sinclair Broadcast Group, Inc., Class A	121,202	4,781,419
The E.W. Scripps Co., Class A *	95,471	2,127,094
The New York Times Co., Class A	203,051	2,934,087
Time, Inc.	173,586	2,638,507
Townsquare Media, Inc., Class A *	10,100	122,210
tronc, Inc. *	45,517	652,714
World Wrestling Entertainment, Inc., Class A	62,900	1,347,947
		49,736,103

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Accelerate Diagnostics, Inc. *(a)	38,200	1,042,860
Acceleron Pharma, Inc. *	42,727	1,410,846
AcelRx Pharmaceuticals, Inc. *(a)	57,300	148,980
Achillion Pharmaceuticals, Inc. *	184,789	630,130
Aclaris Therapeutics, Inc. *	16,100	452,571
Acorda Therapeutics, Inc. *	72,039	1,163,430
Adamas Pharmaceuticals, Inc. *	27,472	449,991
Aduro Biotech, Inc. *(a)	55,181	532,497
Advaxis, Inc. *(a)	56,011	479,454
Adverum Biotechnologies, Inc. *	28,209	80,396
Aerie Pharmaceuticals, Inc. *	45,044	1,984,188
Aevi Genomic Medicine, Inc. *	44,012	70,419
Agenus, Inc. *	162,254	582,492
Agile Therapeutics, Inc. *	13,462	48,329
Aimmune Therapeutics, Inc. *	40,500	787,320
Akebia Therapeutics, Inc. *	52,447	691,251
Albany Molecular Research, Inc. *(a)	40,600	650,006
Alder Biopharmaceuticals, Inc. *	79,346	1,590,887
AMAG Pharmaceuticals, Inc. *	54,731	1,335,436
Amicus Therapeutics, Inc. *	220,404	1,692,703
Amphastar Pharmaceuticals, Inc. *	53,126	802,203
Ampio Pharmaceuticals, Inc. *	70,600	39,472
AnaptysBio, Inc. *	9,300	248,124
Anavex Life Sciences Corp. *(a)	51,200	288,256
ANI Pharmaceuticals, Inc. *	13,500	730,620
Security	Number of Shares	Value ($)
Applied Genetic Technologies Corp. *	17,400	97,440
Aptevo Therapeutics, Inc. *	24,850	49,700
Aratana Therapeutics, Inc. *	62,700	388,740
Ardelyx, Inc. *	64,340	862,156
Arena Pharmaceuticals, Inc. *	585,600	784,704
Argos Therapeutics, Inc. *	22,200	9,546
Array BioPharma, Inc. *	275,379	2,387,536
Arrowhead Pharmaceuticals, Inc. *(a)	98,400	152,520
Asterias Biotherapeutics, Inc. *(a)	45,825	169,553
Atara Biotherapeutics, Inc. *	36,043	616,335
Athersys, Inc. *(a)	240,200	355,496
Audentes Therapeutics, Inc. *	10,700	159,430
Avexis, Inc. *	9,900	796,950
Axovant Sciences Ltd. *	37,600	911,424
Axsome Therapeutics, Inc. *	17,700	72,570
Bellicum Pharmaceuticals, Inc. *	47,900	640,423
Bio-Path Holdings, Inc. *	131,200	82,761
BioCryst Pharmaceuticals, Inc. *	136,700	866,678
BioSpecifics Technologies Corp. *	8,000	453,840
BioTime, Inc. *	163,100	554,540
Bluebird Bio, Inc. *	66,800	5,941,860
Blueprint Medicines Corp. *	48,464	2,257,453
Cambrex Corp. *	51,900	3,080,265
Cara Therapeutics, Inc. *(a)	39,117	621,569
Catalent, Inc. *	162,699	4,763,827
Celldex Therapeutics, Inc. *	159,500	531,135
Cellular Biomedicine Group, Inc. *	22,709	245,257
Cempra, Inc. *	69,178	297,465
ChemoCentryx, Inc. *	57,800	418,472
Chimerix, Inc. *	72,386	432,868
ChromaDex Corp. *(a)	44,800	139,328
Cidara Therapeutics, Inc. *(a)	17,159	132,982
Clearside Biomedical, Inc. *	14,000	111,440
Clovis Oncology, Inc. *	58,900	3,409,721
Coherus Biosciences, Inc. *	54,661	1,049,491
Collegium Pharmaceutical, Inc. *(a)	30,736	301,520
Concert Pharmaceuticals, Inc. *	32,122	509,776
Corcept Therapeutics, Inc. *	116,906	1,115,283
Curis, Inc. *	158,654	383,943
Cytokinetics, Inc. *	57,100	936,440
CytomX Therapeutics, Inc. *	31,800	499,578
CytRx Corp. *	126,000	64,109
Depomed, Inc. *	106,300	1,274,537
Dermira, Inc. *	48,500	1,651,910
Dimension Therapeutics, Inc. *	13,100	20,305
Durect Corp. *	163,276	143,258
Dynavax Technologies Corp. *	88,600	491,730
Eagle Pharmaceuticals, Inc. *	16,124	1,460,673
Edge Therapeutics, Inc. *	27,900	289,602
Editas Medicine, Inc. *(a)	10,300	194,155
Egalet Corp. *(a)	35,600	135,992
Eiger BioPharmaceuticals, Inc. *(a)	5,600	44,240
Emergent BioSolutions, Inc. *	50,700	1,516,437
Enanta Pharmaceuticals, Inc. *	26,322	835,724
Endocyte, Inc. *(a)	50,400	115,920
Enzo Biochem, Inc. *	61,100	537,680
Epizyme, Inc. *	65,259	1,177,925
Esperion Therapeutics, Inc. *	25,070	896,253
Exact Sciences Corp. *	172,162	5,166,582
Exelixis, Inc. *	377,072	8,446,413
FibroGen, Inc. *	100,209	2,805,852
Five Prime Therapeutics, Inc. *	45,000	1,568,700
Flex Pharma, Inc. *	19,700	67,768
Flexion Therapeutics, Inc. *	43,643	890,754
Fluidigm Corp. *	43,100	212,914
Fortress Biotech, Inc. *(a)	56,900	207,116
Foundation Medicine, Inc. *	20,500	727,750
Genomic Health, Inc. *	31,700	1,041,662

25
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Geron Corp. *(a)	247,200	632,832
Global Blood Therapeutics, Inc. *	33,100	958,245
GlycoMimetics, Inc. *	19,600	84,280
Halozyme Therapeutics, Inc. *	177,400	2,472,956
Heron Therapeutics, Inc. *	70,860	1,087,701
Heska Corp. *	10,591	1,146,476
Horizon Pharma plc *	263,200	4,048,016
Idera Pharmaceuticals, Inc. *	166,529	391,343
Ignyta, Inc. *	57,745	511,043
Immune Design, Corp. *	16,243	106,392
ImmunoGen, Inc. *(a)	125,500	544,670
Immunomedics, Inc. *(a)	167,500	959,775
Impax Laboratories, Inc. *	123,800	1,739,390
INC Research Holdings, Inc., Class A *	70,500	3,172,500
Infinity Pharmaceuticals, Inc. *	67,500	145,125
Innoviva, Inc. *	130,100	1,533,228
Inotek Pharmaceuticals Corp. *(a)	27,800	55,600
Inovio Pharmaceuticals, Inc. *(a)	99,262	624,358
Insmed, Inc. *	95,714	1,765,923
Insys Therapeutics, Inc. *(a)	37,079	417,139
Intellia Therapeutics, Inc. *	10,700	155,899
Intersect ENT, Inc. *	39,868	757,492
Intra-Cellular Therapies, Inc. *	66,200	914,884
Invitae Corp. *(a)	52,700	581,281
Ironwood Pharmaceuticals, Inc. *	206,700	3,373,344
Jounce Therapeutics, Inc. *	11,700	331,344
Kadmon Holdings, Inc. *(a)	18,500	50,875
Karyopharm Therapeutics, Inc. *	49,263	503,468
Keryx Biopharmaceuticals, Inc. *(a)	155,234	918,985
Kite Pharma, Inc. *	71,042	5,831,127
La Jolla Pharmaceutical Co. *	28,079	814,291
Lannett Co., Inc. *(a)	48,300	1,255,800
Lexicon Pharmaceuticals, Inc. *(a)	68,300	1,066,163
Ligand Pharmaceuticals, Inc. *	31,143	3,462,167
Lion Biotechnologies, Inc. *	82,372	564,248
Lipocine, Inc. *(a)	26,100	110,664
Loxo Oncology, Inc. *	26,900	1,239,014
Luminex Corp.	64,200	1,208,886
MacroGenics, Inc. *	50,449	1,090,203
MannKind Corp. *(a)	100,576	87,863
MediciNova, Inc. *	46,400	266,800
Medpace Holdings, Inc. *	13,500	428,085
Merrimack Pharmaceuticals, Inc. *(a)	182,500	607,725
MiMedx Group, Inc. *(a)	176,350	2,237,881
Minerva Neurosciences, Inc. *	34,600	262,960
Mirati Therapeutics, Inc. *	19,648	89,398
Momenta Pharmaceuticals, Inc. *	106,086	1,522,334
MyoKardia, Inc. *	20,400	266,220
Myovant Sciences Ltd. *(a)	16,900	219,531
Myriad Genetics, Inc. *	115,186	2,118,271
NanoString Technologies, Inc. *	24,100	421,268
NantKwest, Inc. *(a)	27,900	87,885
Natera, Inc. *	40,300	364,715
Nektar Therapeutics *	234,171	4,442,224
NeoGenomics, Inc. *	89,888	678,654
Neos Therapeutics, Inc. *(a)	21,500	152,650
NewLink Genetics Corp. *	34,800	650,412
Novan, Inc. *(a)	7,800	42,432
Novavax, Inc. *(a)	420,621	343,269
Ocular Therapeutix, Inc. *(a)	38,470	383,161
Omeros Corp. *(a)	69,000	1,126,080
OncoMed Pharmaceuticals, Inc. *	36,500	143,810
Ophthotech Corp. *	47,243	140,312
Organovo Holdings, Inc. *(a)	154,441	447,879
Otonomy, Inc. *	38,439	513,161
OvaScience, Inc. *	56,701	85,619
Pacific Biosciences of California, Inc. *	132,900	523,626
Pacira Pharmaceuticals, Inc. *	59,300	2,879,015
Security	Number of Shares	Value ($)
Paratek Pharmaceuticals, Inc. *	36,608	785,242
PAREXEL International Corp. *	85,080	5,430,656
PDL BioPharma, Inc.	310,200	697,950
Pfenex, Inc. *	23,397	112,540
PharmAthene, Inc.	99,400	72,244
Phibro Animal Health Corp., Class A	32,500	966,875
Portola Pharmaceuticals, Inc. *	82,400	3,295,176
PRA Health Sciences, Inc. *	39,400	2,520,024
Prestige Brands Holdings, Inc. *	87,600	5,029,116
Progenics Pharmaceuticals Inc *	117,600	931,392
Protagonist Therapeutics, Inc. *(a)	13,200	133,584
Proteostasis Therapeutics, Inc. *	10,000	60,450
Prothena Corp. plc *	65,453	3,542,971
PTC Therapeutics, Inc. *	53,136	645,602
Puma Biotechnology, Inc. *	44,200	1,794,520
Ra Pharmaceuticals, Inc. *	12,800	302,080
Radius Health, Inc. *	55,314	2,161,118
Reata Pharmaceuticals, Inc., Class A *(a)	17,500	362,950
REGENXBIO, Inc. *	41,000	856,900
Regulus Therapeutics, Inc. *(a)	61,781	95,761
Repligen Corp. *	57,100	2,100,709
Retrophin, Inc. *	57,593	1,128,247
Revance Therapeutics, Inc. *	37,208	809,274
Rigel Pharmaceuticals, Inc. *	219,800	657,202
Sage Therapeutics, Inc. *	48,295	3,428,945
Sangamo Therapeutics, Inc. *	113,700	545,760
Sarepta Therapeutics, Inc. *	86,200	3,125,612
SciClone Pharmaceuticals, Inc. *	78,000	752,700
Selecta Biosciences, Inc. *	7,700	92,862
Seres Therapeutics, Inc. *	27,600	271,308
Sorrento Therapeutics, Inc. *(a)	39,855	77,717
Spark Therapeutics, Inc. *	32,400	1,878,228
Spectrum Pharmaceuticals, Inc. *	136,700	1,040,287
Stemline Therapeutics, Inc. *	40,200	357,780
Sucampo Pharmaceuticals, Inc., Class A *	40,218	408,213
Supernus Pharmaceuticals, Inc. *	78,900	2,572,140
Syndax Pharmaceuticals, Inc. *	10,100	95,849
Synergy Pharmaceuticals, Inc. *(a)	336,400	1,385,968
Synthetic Biologics, Inc. *	118,100	67,317
T2 Biosystems, Inc. *(a)	21,600	103,896
Teligent, Inc. *	58,900	464,721
TESARO, Inc. *	47,000	6,936,730
Tetraphase Pharmaceuticals, Inc. *	52,053	412,780
TG Therapeutics, Inc. *(a)	74,950	828,198
The Medicines Co. *	114,328	5,638,657
TherapeuticsMD, Inc. *(a)	253,855	1,294,660
Theravance Biopharma, Inc. *(a)	68,100	2,746,473
Titan Pharmaceuticals, Inc. *	30,100	88,795
Tokai Pharmaceuticals, Inc. *(a)	15,000	9,174
Trevena, Inc. *	70,634	230,973
Trovagene, Inc. *	35,347	32,873
Ultragenyx Pharmaceutical, Inc. *	62,241	4,007,698
Vanda Pharmaceuticals, Inc. *	60,600	924,150
Veracyte, Inc. *	45,400	384,538
Versartis, Inc. *	53,335	981,364
Vital Therapies, Inc. *	35,847	143,388
Voyager Therapeutics, Inc. *	18,900	197,316
vTv Therapeutics, Inc., Class A *	7,000	38,570
WaVe Life Sciences Ltd. *(a)	11,500	242,650
XBiotech, Inc. *(a)	27,238	296,349
Xencor, Inc. *	57,528	1,476,744
Zafgen, Inc. *	44,572	217,511
ZIOPHARM Oncology, Inc. *(a)	200,264	1,409,859
Zogenix, Inc. *	40,225	442,475
		235,815,015

26
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Real Estate 7.9%
Acadia Realty Trust	130,257	3,787,874
Agree Realty Corp.	43,700	2,118,576
Alexander & Baldwin, Inc.	75,860	3,490,319
Alexander's, Inc.	3,741	1,626,624
Altisource Portfolio Solutions S.A. *(a)	19,887	439,304
Altisource Residential Corp.	87,800	1,262,564
American Assets Trust, Inc.	65,200	2,792,516
Armada Hoffler Properties, Inc.	51,600	735,816
Ashford Hospitality Prime, Inc.	52,487	555,837
Ashford Hospitality Trust, Inc.	128,682	804,263
Bluerock Residential Growth REIT, Inc.	41,408	515,944
CareTrust REIT, Inc.	102,065	1,737,146
CatchMark Timber Trust, Inc., Class A	57,209	669,917
CBL & Associates Properties, Inc.	279,000	2,580,750
Cedar Realty Trust, Inc.	148,800	800,544
Chatham Lodging Trust	61,234	1,185,490
Chesapeake Lodging Trust	93,585	2,181,466
City Office REIT, Inc.	44,500	558,475
Colony Starwood Homes	121,900	4,214,083
Community Healthcare Trust, Inc.	19,900	491,928
Consolidated-Tomoka Land Co.	7,600	412,148
CorEnergy Infrastructure Trust, Inc.	19,500	711,360
CoreSite Realty Corp.	54,500	5,332,825
Cousins Properties, Inc.	592,807	5,032,931
DiamondRock Hospitality Co.	340,717	3,751,294
DuPont Fabros Technology, Inc.	122,124	6,295,492
Easterly Government Properties, Inc.	49,500	995,940
EastGroup Properties, Inc.	52,490	4,107,342
Education Realty Trust, Inc.	120,213	4,660,658
Farmland Partners, Inc.	38,200	416,380
FelCor Lodging Trust, Inc.	228,313	1,769,426
First Industrial Realty Trust, Inc.	191,237	5,381,409
First Potomac Realty Trust	90,700	997,700
Forestar Group, Inc. *	77,000	1,089,550
Four Corners Property Trust, Inc.	102,300	2,386,659
Franklin Street Properties Corp.	173,965	2,110,195
FRP Holdings, Inc. *	12,700	542,290
Getty Realty Corp.	47,059	1,204,710
Gladstone Commercial Corp.	45,800	1,021,340
Global Medical REIT, Inc. (a)	28,400	263,268
Global Net Lease, Inc.	109,933	2,597,717
Government Properties Income Trust	113,947	2,429,350
Gramercy Property Trust	229,322	6,372,858
Healthcare Realty Trust, Inc.	187,281	6,142,817
Hersha Hospitality Trust	71,125	1,311,545
HFF, Inc., Class A	58,900	1,849,460
Hudson Pacific Properties, Inc.	201,311	6,917,046
Independence Realty Trust, Inc.	102,758	945,374
InfraREIT, Inc.	61,400	1,172,740
Investors Real Estate Trust	187,002	1,105,182
iStar, Inc. *	109,700	1,341,631
Kennedy-Wilson Holdings, Inc.	133,887	2,731,295
Kite Realty Group Trust	141,539	2,881,734
LaSalle Hotel Properties	176,279	5,034,528
Lexington Realty Trust	376,374	3,827,724
LTC Properties, Inc.	59,251	2,834,568
Mack-Cali Realty Corp.	147,500	3,989,875
Marcus & Millichap, Inc. *	24,979	644,458
MedEquities Realty Trust, Inc.	34,000	401,880
Medical Properties Trust, Inc.	485,753	6,348,792
Monmouth Real Estate Investment Corp.	107,100	1,606,500
Monogram Residential Trust, Inc.	277,124	2,821,122
National Health Investors, Inc.	59,368	4,343,957
National Storage Affiliates Trust	67,421	1,651,815
New Senior Investment Group, Inc.	119,769	1,247,993
NexPoint Residential Trust, Inc.	30,669	736,363
Security	Number of Shares	Value ($)
NorthStar Realty Europe Corp.	97,800	1,137,414
One Liberty Properties, Inc.	26,400	640,992
Parkway, Inc.	76,038	1,532,166
Pebblebrook Hotel Trust	120,500	3,586,080
Pennsylvania Real Estate Investment Trust	106,167	1,470,413
Physicians Realty Trust	255,850	5,024,894
Potlatch Corp.	68,503	3,086,060
Preferred Apartment Communities, Inc., Class A	41,297	584,353
PS Business Parks, Inc.	33,238	4,039,747
QTS Realty Trust, Inc., Class A	76,787	4,103,497
RAIT Financial Trust	154,400	474,008
Ramco-Gershenson Properties Trust	133,821	1,783,834
RE/MAX Holdings, Inc., Class A	28,100	1,662,115
Retail Opportunity Investments Corp.	180,147	3,711,028
Rexford Industrial Realty, Inc.	108,116	2,696,413
RLJ Lodging Trust	207,635	4,462,076
Ryman Hospitality Properties, Inc.	72,985	4,654,983
Sabra Health Care REIT, Inc.	102,796	2,795,023
Saul Centers, Inc.	15,800	948,790
Select Income REIT	111,628	2,797,398
Seritage Growth Properties, Class A (a)	42,700	1,772,050
Silver Bay Realty Trust Corp.	56,433	1,209,359
STAG Industrial, Inc.	136,200	3,590,232
Stratus Properties, Inc.	9,200	274,620
Summit Hotel Properties, Inc.	155,800	2,575,374
Sunstone Hotel Investors, Inc.	366,654	5,459,478
Tejon Ranch Co. *	19,092	437,207
Terreno Realty Corp.	73,200	2,260,416
The GEO Group, Inc.	198,420	6,611,354
The RMR Group, Inc., Class A	11,919	628,727
The St. Joe Co. *	85,600	1,498,000
Tier REIT, Inc.	73,000	1,263,630
Trinity Place Holdings, Inc. *	32,544	232,039
UMH Properties, Inc.	42,900	687,258
Universal Health Realty Income Trust	19,444	1,356,219
Urban Edge Properties	142,487	3,633,418
Urstadt Biddle Properties, Inc., Class A	46,774	919,577
Washington Prime Group, Inc.	306,300	2,695,440
Washington Real Estate Investment Trust	126,382	4,002,518
Whitestone REIT	41,700	522,918
Xenia Hotels & Resorts, Inc.	164,462	2,871,507
		250,013,302

Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	46,800	503,100
Aaron's, Inc.	104,800	3,766,512
Abercrombie & Fitch Co., Class A	104,363	1,251,312
America's Car-Mart, Inc. *	11,500	428,950
American Eagle Outfitters, Inc.	279,615	3,939,775
Asbury Automotive Group, Inc. *	33,485	2,049,282
Ascena Retail Group, Inc. *	296,263	1,158,388
At Home Group, Inc. *	16,400	287,164
Barnes & Noble Education, Inc. *	79,195	824,420
Barnes & Noble, Inc.	96,110	821,740
Big 5 Sporting Goods Corp.	32,284	497,174
Big Lots, Inc.	72,410	3,655,981
Boot Barn Holdings, Inc. *	21,411	227,171
Build-A-Bear Workshop, Inc. *	25,700	267,280
Caleres, Inc.	68,275	1,967,685
Camping World Holdings, Inc., Class A	18,800	581,296
Chico's FAS, Inc.	207,151	2,862,827
Citi Trends, Inc.	24,846	466,856
Conn's, Inc. *(a)	35,300	621,280
Core-Mark Holding Co., Inc.	78,182	2,737,934
Destination XL Group, Inc. *	56,400	143,820
DSW, Inc., Class A	106,000	2,185,720

27
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Duluth Holdings, Inc., Class B *	16,700	369,905
Etsy, Inc. *	180,263	1,939,630
Express, Inc. *	115,898	1,000,200
Five Below, Inc. *	88,200	4,332,384
Francesca's Holdings Corp. *	59,600	940,488
Fred's, Inc., Class A (a)	60,300	887,616
FTD Cos., Inc. *	28,097	561,940
Gaia, Inc. *	19,900	217,905
Genesco, Inc. *	32,744	1,745,255
GNC Holdings, Inc., Class A (a)	105,000	816,900
Group 1 Automotive, Inc.	34,300	2,364,985
Guess?, Inc.	94,900	1,059,084
Haverty Furniture Cos., Inc.	30,300	746,895
Hibbett Sports, Inc. *	39,475	1,026,350
HSN, Inc.	51,355	1,894,999
Kirkland's, Inc. *	27,800	326,928
Lands' End, Inc. *(a)	24,200	571,120
Liberty TripAdvisor Holdings, Inc., Class A *	111,811	1,643,622
Lithia Motors, Inc., Class A	38,537	3,682,210
Lumber Liquidators Holdings, Inc. *	39,398	967,221
MarineMax, Inc. *	45,300	921,855
Monro Muffler Brake, Inc.	51,046	2,646,735
Nutrisystem, Inc.	46,448	2,482,646
Office Depot, Inc.	883,300	4,390,001
Ollie's Bargain Outlet Holdings, Inc. *	30,900	1,183,470
Overstock.com, Inc. *	24,500	425,075
Party City Holdco, Inc. *	43,516	696,256
PetMed Express, Inc.	29,500	681,450
Pier 1 Imports, Inc.	144,900	976,626
Rent-A-Center, Inc. (a)	95,385	1,019,666
RH *(a)	56,841	2,726,663
Sears Holdings Corp. *(a)	17,600	179,872
Sears Hometown & Outlet Stores, Inc. *	16,800	56,280
Select Comfort Corp. *	71,112	2,197,361
Shoe Carnival, Inc.	19,750	501,058
Shutterfly, Inc. *	58,547	3,038,589
Sonic Automotive, Inc., Class A	52,774	1,034,370
Sportsman's Warehouse Holdings, Inc. *	44,500	182,005
Stage Stores, Inc. (a)	46,827	134,862
Stein Mart, Inc.	44,300	109,421
Tailored Brands, Inc.	78,169	963,824
The Buckle, Inc. (a)	53,164	994,167
The Cato Corp., Class A	40,904	922,794
The Children's Place, Inc.	29,690	3,408,412
The Container Store Group, Inc. *	25,200	103,824
The Finish Line, Inc., Class A	63,619	1,005,816
Tile Shop Holdings, Inc.	49,900	1,065,365
Tilly's, Inc., Class A	20,600	196,936
Tuesday Morning Corp. *	64,600	209,950
Vitamin Shoppe, Inc. *	39,400	760,420
Wayfair, Inc., Class A *(a)	52,498	2,399,684
West Marine, Inc. *	24,500	268,520
Weyco Group, Inc.	9,100	254,436
Winmark Corp.	4,500	580,950
Zumiez, Inc. *	30,100	540,295
		97,600,958

Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc. *	63,837	4,711,171
Advanced Micro Devices, Inc. *	1,242,043	16,519,172
Alpha & Omega Semiconductor Ltd. *	28,000	463,400
Ambarella, Inc. *	53,300	2,996,526
Amkor Technology, Inc. *	167,518	1,973,362
Axcelis Technologies, Inc. *	47,100	906,675
Brooks Automation, Inc.	114,231	2,885,475
Cabot Microelectronics Corp.	38,700	3,032,145
Security	Number of Shares	Value ($)
Cavium, Inc. *	106,350	7,322,197
CEVA, Inc. *	32,336	1,164,096
Cirrus Logic, Inc. *	102,500	6,595,875
Cohu, Inc.	46,600	872,818
Diodes, Inc. *	59,781	1,398,278
DSP Group, Inc. *	31,400	390,930
Entegris, Inc. *	237,000	5,877,600
Exar Corp. *	73,800	960,138
FormFactor, Inc. *	123,391	1,369,640
Ichor Holdings Ltd. *	13,600	263,840
Impinj, Inc. *(a)	9,500	356,060
Inphi Corp. *	67,733	2,805,501
Integrated Device Technology, Inc. *	218,789	5,248,748
IXYS Corp.	42,600	594,270
Kopin Corp. *	95,000	387,600
Lattice Semiconductor Corp. *	197,000	1,351,420
MACOM Technology Solutions Holdings, Inc. *	53,690	2,624,367
MaxLinear, Inc. *	94,860	2,639,954
Microsemi Corp. *	186,321	8,745,908
MKS Instruments, Inc.	87,389	6,838,189
Monolithic Power Systems, Inc.	63,900	5,846,850
Nanometrics, Inc. *	40,600	1,281,133
NeoPhotonics Corp. *	50,663	393,145
NVE Corp.	8,500	691,985
PDF Solutions, Inc. *	44,800	852,096
Photronics, Inc. *	106,637	1,226,326
Power Integrations, Inc.	44,662	2,945,459
Rambus, Inc. *	179,700	2,249,844
Rudolph Technologies, Inc. *	46,700	1,144,150
Semtech Corp. *	108,329	3,699,435
Sigma Designs, Inc. *	48,758	302,300
Silicon Laboratories, Inc. *	67,350	4,791,952
Synaptics, Inc. *	56,400	3,089,028
Ultra Clean Holdings, Inc. *	55,500	1,067,820
Ultratech, Inc. *	35,200	1,074,304
Veeco Instruments, Inc. *	64,839	2,139,687
Xcerra Corp. *	84,400	827,120
Xperi Corp.	83,859	2,817,662
		127,735,651

Software & Services 8.0%
2U, Inc. *	62,458	2,835,593
8x8, Inc. *	144,600	2,103,930
A10 Networks, Inc. *	68,819	557,434
ACI Worldwide, Inc. *	192,752	4,142,240
Actua Corp. *	56,400	789,600
Acxiom Corp. *	132,700	3,835,030
Alarm.com Holdings, Inc. *	21,500	701,115
ALJ Regional Holdings, Inc. *	28,500	95,475
Amber Road, Inc. *	23,000	188,370
American Software, Inc., Class A	45,000	493,650
Angie's List, Inc. *	62,800	369,264
Appfolio, Inc., Class A *(a)	14,600	387,630
Apptio, Inc., Class A *	11,400	148,770
Aspen Technology, Inc. *	127,699	7,852,212
Autobytel, Inc. *	13,500	176,985
Bankrate, Inc. *	74,600	790,760
Barracuda Networks, Inc. *	34,500	701,385
Bazaarvoice, Inc. *	142,400	669,280
Benefitfocus, Inc. *	26,390	831,285
Blackbaud, Inc.	79,069	6,357,938
Blackhawk Network Holdings, Inc. *	90,502	3,660,806
Blackline, Inc. *	15,700	516,059
Blucora, Inc. *	63,100	1,164,195
Bottomline Technologies de, Inc. *	63,700	1,484,210
Box, Inc., Class A *	75,700	1,305,068

28
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Brightcove, Inc. *	49,900	434,130
BroadSoft, Inc. *	52,250	2,006,400
CACI International, Inc., Class A *	40,158	4,738,644
Callidus Software, Inc. *	107,200	2,256,560
Carbonite, Inc. *	26,000	561,600
Cardtronics plc, Class A *	71,800	2,985,444
Care.com, Inc. *	23,800	282,030
Cass Information Systems, Inc.	20,640	1,371,941
ChannelAdvisor Corp. *	39,100	461,380
Cimpress N.V. *	40,300	3,307,824
CommVault Systems, Inc. *	64,347	3,246,306
Convergys Corp.	143,400	3,227,934
Cornerstone OnDemand, Inc. *	83,300	3,272,024
Coupa Software, Inc. *(a)	13,900	385,725
CSG Systems International, Inc.	51,100	1,916,761
DHI Group, Inc. *	76,400	294,140
Digimarc Corp. *(a)	17,200	496,220
Ebix, Inc.	42,400	2,616,080
Ellie Mae, Inc. *	54,700	5,566,272
Endurance International Group Holdings, Inc. *	119,602	908,975
EnerNOC, Inc. *	42,000	237,300
Envestnet, Inc. *	67,854	2,361,319
EPAM Systems, Inc. *	79,383	6,112,491
Everbridge, Inc. *	13,800	320,298
EVERTEC, Inc.	103,000	1,632,550
Exa Corp. *	21,600	297,216
ExlService Holdings, Inc. *	53,992	2,575,958
Fair Isaac Corp.	51,391	6,962,453
Five9, Inc. *	61,800	1,127,541
Forrester Research, Inc.	16,017	649,489
Gigamon, Inc. *	55,500	1,759,350
Global Sources Ltd. *	12,000	110,400
Globant S.A. *	39,851	1,509,954
Glu Mobile, Inc. *(a)	170,358	393,527
Gogo, Inc. *(a)	89,100	1,123,551
GrubHub, Inc. *	136,676	5,874,334
GTT Communications, Inc. *	40,643	1,117,683
Guidance Software, Inc. *	31,700	191,785
Hortonworks, Inc. *	82,800	861,948
HubSpot, Inc. *	46,689	3,130,497
Imperva, Inc. *	48,742	2,166,582
Information Services Group, Inc. *	48,500	152,775
Instructure, Inc. *	16,500	394,350
j2 Global, Inc.	76,328	6,887,839
Jive Software, Inc. *	82,300	415,615
Limelight Networks, Inc. *	90,900	285,426
Liquidity Services, Inc. *	37,500	292,500
LivePerson, Inc. *	80,400	566,820
LogMeIn, Inc.	85,700	9,684,100
ManTech International Corp., Class A	38,700	1,373,850
Marchex, Inc., Class B *	48,200	130,622
MAXIMUS, Inc.	107,617	6,563,561
MicroStrategy, Inc., Class A *	15,362	2,921,392
MINDBODY, Inc., Class A *	21,300	603,855
Mitek Systems, Inc. *	46,200	404,250
MobileIron, Inc. *	92,736	421,949
Model N, Inc. *	45,800	490,060
MoneyGram International, Inc. *	53,700	956,397
Monotype Imaging Holdings, Inc.	72,200	1,469,270
NCI, Inc., Class A *	10,000	148,500
NeuStar, Inc., Class A *	87,979	2,920,903
New Relic, Inc. *	33,800	1,351,324
NIC, Inc.	104,400	2,228,940
Numerex Corp., Class A *	21,400	96,300
Park City Group, Inc. *(a)	25,000	316,250
Paycom Software, Inc. *	70,907	4,272,147
Paylocity Holding Corp. *	33,245	1,311,183
Security	Number of Shares	Value ($)
Pegasystems, Inc.	59,600	2,714,780
Perficient, Inc. *	61,997	1,079,988
PFSweb, Inc. *	18,923	138,516
Planet Payment, Inc. *	66,200	276,054
Progress Software Corp.	79,220	2,354,418
Proofpoint, Inc. *	67,000	5,049,790
PROS Holdings, Inc. *	41,600	1,025,440
Q2 Holdings, Inc. *	44,593	1,701,223
QAD, Inc., Class A	20,400	616,080
Qualys, Inc. *	44,026	1,690,598
QuinStreet, Inc. *	44,900	201,152
Quotient Technology, Inc. *	103,532	1,128,499
Rapid7, Inc. *	31,100	527,145
RealNetworks, Inc. *	52,657	240,642
RealPage, Inc. *	87,900	3,256,695
Reis, Inc.	11,900	223,720
RetailMeNot, Inc. *	65,800	763,280
Rightside Group Ltd. *	17,500	175,700
RingCentral, Inc., Class A *	96,968	3,098,128
Rosetta Stone, Inc. *	31,000	348,750
Sapiens International Corp. N.V.	33,066	392,163
Science Applications International Corp.	69,284	5,057,039
SecureWorks Corp., Class A *	9,300	80,445
ServiceSource International, Inc. *	105,500	396,680
Shutterstock, Inc. *	30,360	1,312,463
Silver Spring Networks, Inc. *	60,200	686,882
SPS Commerce, Inc. *	28,300	1,563,858
Stamps.com, Inc. *	25,700	2,728,055
Sykes Enterprises, Inc. *	60,293	1,797,334
Synchronoss Technologies, Inc. *	70,662	1,130,592
Syntel, Inc.	56,917	1,002,308
Take-Two Interactive Software, Inc. *	161,512	10,151,029
TechTarget, Inc. *	31,700	293,225
Telenav, Inc. *	61,700	536,790
TeleTech Holdings, Inc.	27,200	850,000
The Hackett Group, Inc.	41,600	824,928
The Meet Group, Inc. *	99,000	590,040
The Rubicon Project, Inc. *	57,661	329,244
The Trade Desk, Inc., Class A *(a)	16,100	601,335
TiVo Corp.	192,409	3,800,078
Travelport Worldwide Ltd.	187,862	2,474,143
TrueCar, Inc. *	87,259	1,528,778
Unisys Corp. *	77,550	876,315
Varonis Systems, Inc. *	15,900	499,260
VASCO Data Security International, Inc. *	45,900	619,650
Verint Systems, Inc. *	99,560	3,912,708
VirnetX Holding Corp. *(a)	65,700	216,810
Virtusa Corp. *	44,900	1,391,002
Web.com Group, Inc. *	77,200	1,489,960
WebMD Health Corp. *	59,070	3,203,366
Workiva, Inc. *	34,700	582,960
Xactly Corp. *	51,200	593,920
XO Group, Inc. *	39,800	698,490
Zendesk, Inc. *	131,994	3,794,828
Zix Corp. *	88,900	482,727
		252,771,081

Technology Hardware & Equipment 5.3%
3D Systems Corp. *(a)	174,800	2,767,084
Acacia Communications, Inc. *(a)	8,000	366,720
ADTRAN, Inc.	79,800	1,596,000
Aerohive Networks, Inc. *	31,800	123,066
Agilysys, Inc. *	24,000	237,600
Anixter International, Inc. *	46,824	3,818,497
Applied Optoelectronics, Inc. *(a)	28,600	1,412,554
Avid Technology, Inc. *	43,642	244,613
AVX Corp.	72,454	1,225,197

29
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Badger Meter, Inc.	49,580	1,970,805
Bel Fuse, Inc., Class B	14,100	341,220
Belden, Inc.	69,108	4,816,828
Benchmark Electronics, Inc. *	80,594	2,554,830
Black Box Corp.	24,092	238,511
CalAmp Corp. *	63,500	1,139,190
Calix, Inc. *	62,600	419,420
Ciena Corp. *	223,874	5,128,953
Clearfield, Inc. *	16,700	236,305
Coherent, Inc. *	39,689	8,556,948
Comtech Telecommunications Corp.	37,500	525,375
Control4 Corp. *	31,800	537,420
CPI Card Group, Inc. (a)	30,300	109,080
Cray, Inc. *	62,100	1,111,590
CTS Corp.	52,200	1,153,620
Daktronics, Inc.	59,300	560,978
Diebold Nixdorf, Inc.	116,333	3,280,591
Digi International, Inc. *	44,700	554,280
Eastman Kodak Co. *	25,900	284,900
Electro Scientific Industries, Inc. *	42,900	299,442
Electronics For Imaging, Inc. *	77,588	3,551,979
EMCORE Corp.	50,590	455,310
ePlus, Inc. *	21,000	1,496,250
Extreme Networks, Inc. *	166,900	1,304,323
Fabrinet *	55,600	1,927,652
FARO Technologies, Inc. *	25,200	923,580
Finisar Corp. *	176,900	4,040,396
Harmonic, Inc. *	123,200	714,560
II-VI, Inc. *	100,700	3,338,205
Immersion Corp. *	46,379	406,744
Infinera Corp. *	246,404	2,444,328
Insight Enterprises, Inc. *	58,800	2,475,480
InterDigital, Inc.	57,700	5,187,230
InvenSense, Inc. *	133,100	1,711,666
Itron, Inc. *	54,869	3,558,255
Kimball Electronics, Inc. *	41,900	722,775
Knowles Corp. *	142,297	2,522,926
KVH Industries, Inc. *	30,800	246,400
Littelfuse, Inc.	35,800	5,518,570
Lumentum Holdings, Inc. *	85,800	3,667,950
Maxwell Technologies, Inc. *	50,000	305,000
Mesa Laboratories, Inc.	4,800	671,136
Methode Electronics, Inc.	59,900	2,668,545
MTS Systems Corp.	26,875	1,248,344
NETGEAR, Inc. *	52,800	2,489,520
NetScout Systems, Inc. *	149,300	5,621,145
Novanta, Inc. *	50,500	1,416,525
Oclaro, Inc. *(a)	175,000	1,401,750
OSI Systems, Inc. *	30,200	2,337,480
Park Electrochemical Corp.	32,946	570,625
PC Connection, Inc.	17,700	508,698
Plantronics, Inc.	57,130	3,119,298
Plexus Corp. *	56,462	2,935,459
Pure Storage, Inc., Class A *	107,400	1,139,514
Quantenna Communications, Inc. *	10,900	200,560
Radisys Corp. *	56,700	227,367
Rogers Corp. *	30,567	3,146,567
Sanmina Corp. *	123,700	4,607,825
ScanSource, Inc. *	45,205	1,785,597
ShoreTel, Inc. *	105,257	689,433
Silicom Ltd.	8,600	466,378
Sonus Networks, Inc. *	72,111	553,812
Stratasys Ltd. *	84,706	2,097,321
Super Micro Computer, Inc. *	67,326	1,642,754
SYNNEX Corp.	48,000	5,204,640
Systemax, Inc.	30,000	397,200
Tech Data Corp. *	59,067	5,649,759
TTM Technologies, Inc. *	120,192	2,010,812
Security	Number of Shares	Value ($)
Ubiquiti Networks, Inc. *	43,772	2,255,133
Universal Display Corp.	67,952	6,071,511
USA Technologies, Inc. *	56,300	275,870
ViaSat, Inc. *	83,619	5,354,125
Viavi Solutions, Inc. *	387,100	3,871,000
Vishay Intertechnology, Inc.	221,928	3,628,523
Vishay Precision Group, Inc. *	16,500	283,800
		168,679,222

Telecommunication Services 0.8%
ATN International, Inc.	18,000	1,245,420
Boingo Wireless, Inc. *	51,500	735,935
Cincinnati Bell, Inc. *	68,129	1,284,232
Cogent Communications Holdings, Inc.	65,300	2,938,500
Consolidated Communications Holdings, Inc. (a)	84,974	2,011,334
FairPoint Communications, Inc. *	36,600	624,030
General Communication, Inc., Class A *	46,100	1,725,984
Globalstar, Inc. *(a)	680,789	1,300,307
Hawaiian Telcom Holdco, Inc. *	9,713	247,196
IDT Corp., Class B	25,400	385,826
Intelsat S.A. *(a)	40,100	118,295
Iridium Communications, Inc. *	133,700	1,417,220
Lumos Networks Corp. *	27,200	487,152
NII Holdings, Inc. *	147,900	127,608
ORBCOMM, Inc. *	121,600	1,172,224
pdvWireless, Inc. *(a)	15,305	392,573
Shenandoah Telecommunications Co.	77,900	2,492,800
Spok Holdings, Inc.	39,700	712,615
Straight Path Communications, Inc., Class B *	17,115	2,205,439
Vonage Holdings Corp. *	313,700	2,104,927
Windstream Holdings, Inc.	282,082	1,557,093
		25,286,710

Transportation 1.5%
Air Transport Services Group, Inc. *	81,500	1,498,785
Allegiant Travel Co.	22,581	3,283,277
ArcBest Corp.	40,572	1,073,129
Atlas Air Worldwide Holdings, Inc. *	42,100	2,441,800
Celadon Group, Inc.	39,100	154,445
Costamare, Inc.	40,200	270,948
Covenant Transport Group, Inc., Class A *	21,294	398,836
Echo Global Logistics, Inc. *	45,275	848,906
Forward Air Corp.	52,282	2,779,834
Hawaiian Holdings, Inc. *	86,700	4,707,810
Heartland Express, Inc.	75,400	1,517,048
Hub Group, Inc., Class A *	52,798	2,067,042
Knight Transportation, Inc.	112,500	3,858,750
Marten Transport Ltd.	35,365	877,052
Matson, Inc.	68,131	2,159,753
P.A.M. Transportation Services, Inc. *	4,000	75,080
Park-Ohio Holdings Corp.	13,600	535,160
Radiant Logistics, Inc. *	67,754	406,524
Roadrunner Transportation Systems, Inc. *	57,700	387,744
Saia, Inc. *	41,000	1,974,150
Scorpio Bulkers, Inc. *	89,575	667,334
SkyWest, Inc.	80,412	2,991,326
Swift Transportation Co. *	122,800	3,018,424
Universal Logistics Holdings, Inc.	11,747	163,871
USA Truck, Inc. *	14,200	95,282
Werner Enterprises, Inc.	73,649	2,010,618
XPO Logistics, Inc. *	161,802	7,991,401
YRC Worldwide, Inc. *	59,200	631,072
		48,885,401

30
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Utilities 3.7%
ALLETE, Inc.	81,299	5,683,613
American States Water Co.	62,600	2,786,952
AquaVenture Holdings Ltd. *(a)	11,800	216,766
Artesian Resources Corp., Class A	10,500	403,305
Atlantic Power Corp. *	241,300	603,250
Atlantica Yield plc	92,484	1,927,367
Avista Corp.	101,530	4,095,720
Black Hills Corp.	84,898	5,774,762
California Water Service Group	75,774	2,705,132
Chesapeake Utilities Corp.	25,400	1,861,820
Connecticut Water Service, Inc.	18,400	987,528
Consolidated Water Co., Ltd.	20,376	240,437
Delta Natural Gas Co., Inc.	12,200	369,660
Dynegy, Inc. *	182,700	1,172,934
El Paso Electric Co.	66,503	3,431,555
Genie Energy Ltd., Class B	42,011	333,987
Global Water Resources, Inc. (a)	15,000	137,100
IDACORP, Inc.	83,643	7,069,506
MGE Energy, Inc.	58,940	3,789,842
Middlesex Water Co.	26,185	998,172
New Jersey Resources Corp.	141,100	5,693,385
Northwest Natural Gas Co.	45,995	2,741,302
NorthWestern Corp.	80,369	4,804,459
NRG Yield, Inc., Class A	59,933	1,039,238
NRG Yield, Inc., Class C	107,624	1,904,945
ONE Gas, Inc.	85,700	5,898,731
Ormat Technologies, Inc.	64,973	3,837,305
Otter Tail Corp.	66,253	2,616,994
Pattern Energy Group, Inc.	109,900	2,419,998
PNM Resources, Inc.	129,900	4,838,775
Portland General Electric Co.	149,008	6,756,023
SJW Group.	27,500	1,343,100
South Jersey Industries, Inc.	132,020	4,953,390
Southwest Gas Holdings, Inc.	78,196	6,549,697
Spark Energy, Inc., Class A (a)	7,900	283,610
Spire, Inc.	73,371	5,029,582
TerraForm Global, Inc., Class A *	144,200	684,950
TerraForm Power, Inc., Class A *	151,100	1,902,349
The York Water Co.	19,200	720,000
Unitil Corp.	22,100	1,070,303
Vivint Solar, Inc. *(a)	27,000	81,000
WGL Holdings, Inc.	83,033	6,846,901
		116,605,445
Total Common Stock
(Cost $2,165,609,297)		3,153,187,296

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(d)	174,886	297,306

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)	224,713	249,431
Omthera Pharmaceutical CVR *(d)	8,400	—
Tobira Therapeutics, Inc. *(d)	14,029	192,759
		442,190
Total Rights
(Cost $442,190)		739,496

Security	Number of Shares	Value ($)
Other Investment Company 2.6% of net assets

Securities Lending Collateral 2.6%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	83,253,815	83,253,815
Total Other Investment Company
(Cost $83,253,815)		83,253,815
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Barclays Capital, Inc.
0.42%, 05/01/17 (c)	32,097,833	32,097,833
BNP Paribas
0.42%, 05/01/17 (c)	3,841,662	3,841,662
Total Short-Term Investments
(Cost $35,939,495)		35,939,495

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $2,297,663,908 and the unrealized appreciation and depreciation were $1,183,254,916 and ($207,798,722), respectively, with a net unrealized appreciation of $975,456,194.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $80,171,978.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	234	16,361,280	89,302

31
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,472,334,120	5,824,673,305
0.0%	Rights	34,633	65,690
0.4%	Other Investment Company	22,506,953	22,506,953
0.2%	Short-Term Investment	11,400,000	11,400,000
100.2%	Total Investments	3,506,275,706	5,858,645,948
(0.2%)	Other Assets and Liabilities, Net		(13,013,671)
100.0%	Net Assets		5,845,632,277

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc	19,862	1,461,049
American Axle & Manufacturing Holdings, Inc. *	13,400	235,706
Autoliv, Inc.	21,000	2,103,990
BorgWarner, Inc.	44,800	1,894,144
Cooper Tire & Rubber Co.	15,600	597,480
Cooper-Standard Holding, Inc. *	5,400	610,578
Dana, Inc.	35,200	683,584
Delphi Automotive plc	63,485	5,104,194
Dorman Products, Inc. *	8,900	740,035
Ford Motor Co.	906,340	10,395,720
General Motors Co.	321,185	11,125,848
Gentex Corp.	59,600	1,230,740
Gentherm, Inc. *	13,007	483,210
Harley-Davidson, Inc.	42,093	2,391,303
Horizon Global Corp. *	3,717	52,373
LCI Industries	5,400	546,210
Lear Corp.	16,400	2,339,624
Modine Manufacturing Co. *	12,100	146,410
Motorcar Parts of America, Inc. *	13,800	418,416
Standard Motor Products, Inc.	7,500	381,225
Stoneridge, Inc. *	13,100	256,891
Strattec Security Corp.	1,500	48,225
Tenneco, Inc.	10,080	635,342
Tesla, Inc. *	28,319	8,894,148
The Goodyear Tire & Rubber Co.	53,637	1,943,269
Thor Industries, Inc.	10,000	961,800
Tower International, Inc.	5,564	150,784
Visteon Corp. *	8,000	823,600
VOXX International Corp. *	9,100	59,150
Winnebago Industries, Inc.	7,400	212,380
		56,927,428

Banks 6.7%
1st Source Corp.	6,080	293,725
Ameris Bancorp	6,348	298,991
Arrow Financial Corp.	5,886	201,595
Associated Banc-Corp.	32,290	804,021
Astoria Financial Corp.	19,300	393,527
Banc of California, Inc.	15,000	325,500
BancFirst Corp.	2,300	220,915
BancorpSouth, Inc.	16,112	490,610
Security	Number of Shares	Value ($)
Bank Mutual Corp.	18,268	168,066
Bank of America Corp.	2,341,001	54,638,963
Bank of Hawaii Corp.	10,000	814,800
Bank of the Ozarks, Inc.	22,800	1,082,316
BankUnited, Inc.	26,896	949,160
Banner Corp.	5,571	307,519
BB&T Corp.	194,107	8,381,540
Beneficial Bancorp, Inc.	29,899	478,384
Berkshire Hills Bancorp, Inc.	8,000	300,000
BNC Bancorp	11,012	368,351
BofI Holding, Inc. *(b)	20,000	477,800
BOK Financial Corp.	3,740	315,245
Boston Private Financial Holdings, Inc.	20,729	323,372
Brookline Bancorp, Inc.	33,705	490,408
Bryn Mawr Bank Corp.	3,400	145,860
Camden National Corp.	3,750	160,312
Capital Bank Financial Corp., Class A	10,300	427,450
Capital City Bank Group, Inc.	6,875	141,694
Capitol Federal Financial, Inc.	37,463	548,084
Cathay General Bancorp	16,006	609,028
CenterState Banks, Inc.	17,590	443,796
Central Pacific Financial Corp.	10,269	321,214
Century Bancorp, Inc., Class A	800	50,440
Chemical Financial Corp.	15,770	748,286
CIT Group, Inc.	44,300	2,051,533
Citigroup, Inc.	647,289	38,267,726
Citizens Financial Group, Inc.	116,300	4,269,373
City Holding Co.	4,800	341,232
Columbia Banking System, Inc.	9,951	393,164
Comerica, Inc.	43,459	3,072,551
Commerce Bancshares, Inc.	20,482	1,125,486
Community Bank System, Inc.	15,800	884,010
Community Trust Bancorp, Inc.	10,335	464,558
ConnectOne Bancorp, Inc.	11,100	246,420
Cullen/Frost Bankers, Inc.	15,600	1,472,484
Customers Bancorp, Inc. *	13,200	408,276
CVB Financial Corp.	19,411	418,113
Dime Community Bancshares, Inc.	6,875	133,719
Eagle Bancorp, Inc. *	11,760	704,424
East West Bancorp, Inc.	34,500	1,872,315
Enterprise Financial Services Corp.	7,400	312,650
Essent Group Ltd. *	14,900	551,449
EverBank Financial Corp.	35,300	688,350
F.N.B. Corp.	66,933	953,126
FCB Financial Holdings, Inc., Class A *	14,600	689,850
Federal Agricultural Mortgage Corp., Class C	5,100	290,955
Fifth Third Bancorp	178,314	4,356,211
First BanCorp (Puerto Rico) *	56,579	332,685
First Busey Corp.	16,033	480,188
First Citizens BancShares, Inc., Class A	1,900	661,314
First Commonwealth Financial Corp.	24,904	321,511
First Financial Bancorp	23,039	637,028
First Financial Bankshares, Inc.	18,200	727,090
First Financial Corp.	2,600	126,880
First Hawaiian, Inc.	11,000	327,470
First Horizon National Corp.	66,116	1,213,229
First Interstate BancSystem, Inc., Class A	8,900	335,975
First Merchants Corp.	9,041	374,117

32
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First Midwest Bancorp, Inc.	15,825	359,386
First Republic Bank	36,924	3,413,993
First United Corp. *	2,475	34,774
Flagstar Bancorp, Inc. *	8,060	235,674
Flushing Financial Corp.	6,800	200,464
Fulton Financial Corp.	37,785	697,133
Glacier Bancorp, Inc.	16,797	567,403
Great Southern Bancorp, Inc.	3,400	170,510
Great Western Bancorp, Inc.	13,000	535,600
Hancock Holding Co.	17,044	795,955
Hanmi Financial Corp.	14,700	427,035
Heartland Financial USA, Inc.	2,500	120,000
Heritage Financial Corp.	6,135	161,964
Hilltop Holdings, Inc.	14,975	416,455
Home BancShares, Inc.	34,000	865,300
HomeStreet, Inc. *	14,000	364,000
Hope Bancorp, Inc.	26,063	477,214
Huntington Bancshares, Inc.	265,936	3,419,937
IBERIABANK Corp.	12,858	1,020,282
Impac Mortgage Holdings, Inc. *	15,600	223,080
Independent Bank Corp., Massachusetts	5,700	360,810
Independent Bank Corp., Michigan	16,731	373,101
International Bancshares Corp.	13,484	504,302
Investors Bancorp, Inc.	78,997	1,094,108
JPMorgan Chase & Co.	833,063	72,476,481
Kearny Financial Corp.	29,323	428,116
KeyCorp	245,546	4,478,759
Lakeland Bancorp, Inc.	15,000	291,750
Lakeland Financial Corp.	5,550	253,413
LegacyTexas Financial Group, Inc.	8,700	328,947
LendingTree, Inc. *	2,444	344,360
M&T Bank Corp.	35,266	5,480,689
MainSource Financial Group, Inc.	5,535	189,297
MB Financial, Inc.	20,757	882,380
Merchants Bancshares, Inc.	3,650	181,770
Meridian Bancorp, Inc.	10,660	187,083
Meta Financial Group, Inc.	1,939	164,621
MGIC Investment Corp. *	102,800	1,083,512
MutualFirst Financial, Inc.	2,000	65,900
National Bank Holdings Corp., Class A	12,800	404,096
Nationstar Mortgage Holdings, Inc. *	10,200	164,322
NBT Bancorp, Inc.	11,500	439,070
New York Community Bancorp, Inc.	114,285	1,518,848
Northfield Bancorp, Inc.	15,765	289,761
Northrim BanCorp, Inc.	4,281	136,992
Northwest Bancshares, Inc.	19,350	312,309
OceanFirst Financial Corp.	7,150	197,697
Ocwen Financial Corp. *	18,620	42,640
OFG Bancorp	8,163	95,507
Old National Bancorp	29,600	497,280
Oritani Financial Corp.	6,000	101,700
Pacific Premier Bancorp, Inc. *	14,000	511,700
PacWest Bancorp	31,433	1,552,476
Park National Corp.	4,845	510,808
People's United Financial, Inc.	89,322	1,560,455
Peoples Bancorp, Inc.	13,100	438,588
Peoples Financial Corp. *	3,000	42,750
PHH Corp. *	22,086	284,909
Pinnacle Financial Partners, Inc.	9,466	605,824
Popular, Inc.	25,720	1,077,925
Premier Financial Bancorp, Inc.	2,909	62,340
PrivateBancorp, Inc.	21,000	1,213,170
Prosperity Bancshares, Inc.	17,300	1,162,560
Provident Financial Holdings, Inc.	4,350	83,651
Provident Financial Services, Inc.	14,017	360,097
Radian Group, Inc.	51,000	860,880
Regions Financial Corp.	273,873	3,765,754
Renasant Corp.	8,910	377,784
Security	Number of Shares	Value ($)
Republic Bancorp, Inc., Class A	6,521	234,626
S&T Bancorp, Inc.	12,400	445,904
Sandy Spring Bancorp, Inc.	5,900	255,175
Seacoast Banking Corp. of Florida *	17,436	421,951
ServisFirst Bancshares, Inc.	17,000	642,600
Shore Bancshares, Inc.	1,250	20,738
Signature Bank *	11,500	1,592,175
Simmons First National Corp., Class A	11,900	650,335
South State Corp.	5,584	492,230
Southside Bancshares, Inc.	5,226	181,447
Southwest Bancorp, Inc.	7,800	202,410
State Bank Financial Corp.	6,200	166,532
Sterling Bancorp	28,685	666,926
Stock Yards Bancorp, Inc.	5,505	225,705
Stonegate Bank	8,900	408,510
Sun Bancorp, Inc.	3,863	96,382
SunTrust Banks, Inc.	111,657	6,343,234
SVB Financial Group *	11,800	2,076,092
Synovus Financial Corp.	28,042	1,172,156
TCF Financial Corp.	32,100	529,971
Texas Capital Bancshares, Inc. *	10,689	813,433
TFS Financial Corp.	21,200	350,648
The First of Long Island Corp.	9,000	244,800
The PNC Financial Services Group, Inc.	114,342	13,692,454
Timberland Bancorp, Inc.	2,000	44,340
Tompkins Financial Corp.	4,024	332,664
Towne Bank	21,600	700,920
TriCo Bancshares	5,682	201,484
TriState Capital Holdings, Inc. *	17,300	430,770
TrustCo Bank Corp.	20,657	164,223
Trustmark Corp.	24,262	805,984
U.S. Bancorp	372,737	19,113,953
UMB Financial Corp.	11,374	824,501
Umpqua Holdings Corp.	51,951	917,974
Union Bankshares Corp.	12,893	441,456
United Bankshares, Inc.	20,827	830,997
United Community Banks, Inc.	11,678	319,393
United Financial Bancorp, Inc.	14,699	253,852
Univest Corp. of Pennsylvania	5,795	175,588
Valley National Bancorp	77,242	908,366
Walker & Dunlop, Inc. *	9,700	435,045
Washington Federal, Inc.	23,242	783,255
Washington Trust Bancorp, Inc.	3,600	177,120
Webster Financial Corp.	21,963	1,115,940
Wells Fargo & Co.	1,051,813	56,629,612
WesBanco, Inc.	14,156	563,550
Westamerica Bancorp	5,200	286,104
Western Alliance Bancorp *	26,200	1,254,980
Wintrust Financial Corp.	13,200	935,352
WSFS Financial Corp.	6,000	283,200
Zions Bancorp	49,625	1,986,489
		390,417,431

Capital Goods 7.7%
3M Co.	139,257	27,270,698
A.O. Smith Corp.	35,000	1,885,800
AAON, Inc.	10,279	376,725
AAR Corp.	8,400	302,316
Actuant Corp., Class A	10,280	280,644
Acuity Brands, Inc.	10,100	1,778,610
Advanced Drainage Systems, Inc.	7,807	179,951
AECOM *	31,725	1,085,312
Aegion Corp. *	17,800	406,196
Aerojet Rocketdyne Holdings, Inc. *	11,600	259,956
Aerovironment, Inc. *	4,200	119,994
AGCO Corp.	15,462	989,413
Air Lease Corp.	17,400	663,636

33
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Aircastle Ltd.	14,100	333,042
Alamo Group, Inc.	2,500	197,650
Albany International Corp., Class A	6,718	327,503
Allegion plc	21,033	1,654,035
Allison Transmission Holdings, Inc.	38,555	1,491,307
Altra Industrial Motion Corp.	4,300	189,845
American Railcar Industries, Inc. (b)	4,500	188,775
American Woodmark Corp. *	4,000	367,600
AMETEK, Inc.	55,959	3,200,855
Apogee Enterprises, Inc.	6,600	359,700
Applied Industrial Technologies, Inc.	6,525	417,600
Arconic, Inc.	97,499	2,664,648
Argan, Inc.	2,852	190,656
Armstrong Flooring, Inc. *	4,247	81,500
Armstrong World Industries, Inc. *	14,595	682,316
Astec Industries, Inc.	5,700	361,095
Astronics Corp. *	2,932	95,319
Axon Enterprise, Inc. *	11,800	290,044
AZZ, Inc.	10,000	590,500
Babcock & Wilcox Enterprises, Inc. *	8,700	81,519
Barnes Group, Inc.	11,200	615,664
Beacon Roofing Supply, Inc. *	16,100	798,077
BMC Stock Holdings, Inc. *	23,915	557,220
Briggs & Stratton Corp.	11,400	284,886
Builders FirstSource, Inc. *	17,100	273,771
BWX Technologies, Inc.	24,900	1,224,333
CAI International, Inc. *	22,100	455,702
Carlisle Cos., Inc.	15,000	1,520,850
Caterpillar, Inc.	138,269	14,139,388
Chart Industries, Inc. *	4,400	160,644
Chicago Bridge & Iron Co., N.V.	25,800	776,064
CIRCOR International, Inc.	3,750	250,163
Colfax Corp. *	26,100	1,056,267
Columbus McKinnon Corp.	4,300	112,359
Comfort Systems USA, Inc.	7,700	282,590
Continental Building Products, Inc. *	8,721	212,356
Crane Co.	13,000	1,038,830
Cubic Corp.	4,500	233,550
Cummins, Inc.	36,500	5,509,310
Curtiss-Wright Corp.	9,100	850,486
Deere & Co.	70,154	7,829,888
DigitalGlobe, Inc. *	12,322	396,768
DMC Global, Inc.	6,800	104,040
Donaldson Co., Inc.	36,200	1,675,336
Douglas Dynamics, Inc.	4,907	156,533
Dover Corp.	38,161	3,010,140
Ducommun, Inc. *	3,200	94,048
DXP Enterprises, Inc. *	1,700	62,016
Dycom Industries, Inc. *	8,600	908,676
Eaton Corp. plc	107,577	8,137,124
EMCOR Group, Inc.	12,700	834,898
Emerson Electric Co.	152,970	9,221,032
Encore Wire Corp.	4,600	203,320
EnerSys	7,500	623,325
Engility Holdings, Inc. *	4,116	116,689
EnPro Industries, Inc.	4,900	346,185
ESCO Technologies, Inc.	3,900	229,515
Esterline Technologies Corp. *	5,900	539,555
Fastenal Co.	63,432	2,834,142
Federal Signal Corp.	12,800	199,808
Flowserve Corp.	27,700	1,409,099
Fluor Corp.	35,719	1,833,099
Fortive Corp.	65,987	4,174,338
Fortune Brands Home & Security, Inc.	35,900	2,288,266
Franklin Electric Co., Inc.	9,700	398,670
GATX Corp.	8,900	533,110
Generac Holdings, Inc. *	12,500	439,625
General Cable Corp.	6,700	120,600
Security	Number of Shares	Value ($)
General Dynamics Corp.	66,800	12,945,172
General Electric Co.	2,028,900	58,817,811
Gibraltar Industries, Inc. *	6,300	247,275
Global Brass & Copper Holdings, Inc.	8,800	313,720
Graco, Inc.	10,812	1,166,074
Granite Construction, Inc.	8,150	429,587
Great Lakes Dredge & Dock Corp. *	11,600	52,780
Griffon Corp.	15,100	362,400
H&E Equipment Services, Inc.	6,800	143,616
Hardinge, Inc.	4,800	50,400
Harsco Corp. *	36,200	472,410
HD Supply Holdings, Inc. *	51,900	2,091,570
HEICO Corp.	6,469	459,734
HEICO Corp., Class A	13,250	812,225
Herc Holdings, Inc. *	5,820	264,635
Hexcel Corp.	21,200	1,097,100
Hillenbrand, Inc.	17,800	656,820
Honeywell International, Inc.	178,180	23,366,525
Hubbell, Inc.	11,300	1,278,369
Huntington Ingalls Industries, Inc.	10,672	2,143,898
Hyster-Yale Materials Handling, Inc.	2,300	138,253
IDEX Corp.	19,025	1,993,059
IES Holdings, Inc. *	5,105	102,100
Illinois Tool Works, Inc.	71,500	9,873,435
Ingersoll-Rand plc	61,300	5,440,375
ITT, Inc.	19,300	813,109
Jacobs Engineering Group, Inc.	26,500	1,455,380
John Bean Technologies Corp.	8,183	725,423
Johnson Controls International plc	218,221	9,071,447
Kadant, Inc.	3,001	186,512
Kaman Corp.	5,700	273,657
KBR, Inc.	24,000	337,200
Kennametal, Inc.	14,700	611,226
KLX, Inc. *	15,600	737,880
Kratos Defense & Security Solutions, Inc. *	49,080	373,990
L.B. Foster Co., Class A	1,400	19,880
L3 Technologies, Inc.	17,900	3,074,683
Lawson Products, Inc. *	5,500	125,125
Layne Christensen Co. *	4,500	35,865
Lennox International, Inc.	8,449	1,397,380
Lincoln Electric Holdings, Inc.	13,600	1,210,808
Lindsay Corp.	3,100	269,266
Lockheed Martin Corp.	59,135	15,933,926
Lydall, Inc. *	5,500	288,200
Masco Corp.	77,500	2,869,050
Masonite International Corp. *	8,700	723,840
MasTec, Inc. *	15,750	695,363
Mercury Systems, Inc. *	7,800	291,564
Meritor, Inc. *	22,600	402,506
Micronet Enertec Technologies, Inc. *	26,009	32,511
Moog, Inc., Class A *	7,587	520,848
MRC Global, Inc. *	15,600	284,388
MSC Industrial Direct Co., Inc., Class A	12,000	1,074,360
Mueller Industries, Inc.	11,800	378,072
Mueller Water Products, Inc., Class A	55,039	619,189
MYR Group, Inc. *	8,500	359,210
National Presto Industries, Inc.	2,900	302,615
Navistar International Corp. *	11,600	312,156
NCI Building Systems, Inc. *	14,480	253,400
NN, Inc.	16,700	460,920
Nordson Corp.	11,599	1,452,195
Northrop Grumman Corp.	41,259	10,148,064
NOW, Inc. *	18,205	309,667
Ocean Power Technologies, Inc. *(b)	121,730	174,074
Omega Flex, Inc.	700	39,319
Orbital ATK, Inc.	14,394	1,425,006
Oshkosh Corp.	14,300	992,277
Owens Corning	26,800	1,630,780

34
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PACCAR, Inc.	79,022	5,273,138
Parker-Hannifin Corp.	29,300	4,711,440
Patrick Industries, Inc. *	3,177	225,726
Pentair plc	42,885	2,766,511
PGT Innovations, Inc. *	10,000	109,000
Powell Industries, Inc.	2,800	96,572
Preformed Line Products Co.	1,000	52,930
Primoris Services Corp.	6,900	158,493
Proto Labs, Inc. *	4,800	278,400
Quanex Building Products Corp.	6,125	124,950
Quanta Services, Inc. *	38,271	1,356,324
Raven Industries, Inc.	5,600	173,600
Raytheon Co.	67,677	10,504,147
RBC Bearings, Inc. *	6,000	601,800
Regal Beloit Corp.	13,600	1,072,360
Rexnord Corp. *	29,900	729,560
Rockwell Automation, Inc.	28,431	4,473,618
Rockwell Collins, Inc.	37,301	3,882,661
Roper Technologies, Inc.	23,759	5,196,093
Rush Enterprises, Inc., Class A *	8,200	309,550
Sensata Technologies Holding N.V. *	34,800	1,433,064
Simpson Manufacturing Co., Inc.	16,200	675,702
SiteOne Landscape Supply, Inc. *	12,000	573,720
Snap-on, Inc.	12,280	2,057,268
Spirit AeroSystems Holdings, Inc., Class A	31,100	1,777,676
SPX Corp. *	7,110	171,067
SPX FLOW, Inc. *	7,110	256,955
Standex International Corp.	3,000	281,850
Stanley Black & Decker, Inc.	34,913	4,753,405
Sun Hydraulics Corp.	5,600	217,504
Teledyne Technologies, Inc. *	9,057	1,221,155
Tennant Co.	4,200	307,650
Terex Corp.	27,000	944,460
Textainer Group Holdings Ltd.	9,500	142,025
Textron, Inc.	68,300	3,186,878
The Boeing Co.	133,036	24,589,044
The Gorman-Rupp Co.	5,141	147,135
The Greenbrier Cos., Inc.	5,800	252,010
The KeyW Holding Corp. *	8,400	79,716
The Manitowoc Co., Inc. *	23,200	138,504
The Middleby Corp. *	14,000	1,905,820
The Timken Co.	19,300	931,225
The Toro Co.	25,900	1,681,428
Thermon Group Holdings, Inc. *	9,500	194,750
Titan International, Inc.	30,625	327,994
Titan Machinery, Inc. *	3,600	57,060
TransDigm Group, Inc.	11,800	2,911,414
Trex Co., Inc. *	5,400	395,226
TriMas Corp. *	9,293	213,274
Trinity Industries, Inc.	38,000	1,022,200
Triton International Ltd.	6,000	183,660
Triumph Group, Inc.	8,100	212,220
Tutor Perini Corp. *	7,100	219,035
Twin Disc, Inc. *	17,900	350,840
United Rentals, Inc. *	18,900	2,072,574
United Technologies Corp.	173,998	20,704,022
Univar, Inc. *	26,100	779,085
Universal Forest Products, Inc.	4,600	438,334
USG Corp. *	28,300	857,490
Valmont Industries, Inc.	6,100	929,335
Vectrus, Inc. *	1,938	49,303
Veritiv Corp. *	1,466	75,719
Vicor Corp. *	9,900	178,200
W.W. Grainger, Inc.	12,100	2,331,670
Wabash National Corp.	11,200	255,136
WABCO Holdings, Inc. *	12,733	1,513,572
Wabtec Corp.	19,456	1,632,164
Watsco, Inc.	6,800	943,840
Security	Number of Shares	Value ($)
Watts Water Technologies, Inc., Class A	7,800	485,160
Welbilt, Inc. *	23,200	475,600
Wesco Aircraft Holdings, Inc. *	13,500	164,025
WESCO International, Inc. *	12,200	743,590
Woodward, Inc.	14,800	1,001,516
Xylem, Inc.	41,800	2,148,938
		449,537,869

Commercial & Professional Services 0.9%
ABM Industries, Inc.	13,900	600,341
ACCO Brands Corp. *	42,001	598,514
ARC Document Solutions, Inc. *	3,000	11,040
Brady Corp., Class A	15,400	599,830
Casella Waste Systems, Inc., Class A *	13,300	200,165
CDI Corp. *	5,500	44,825
Cintas Corp.	19,650	2,406,536
Clean Harbors, Inc. *	10,900	633,399
Cogint, Inc. *(b)	79,100	419,230
CompX International, Inc.	2,000	29,800
Copart, Inc. *	54,436	1,682,072
Covanta Holding Corp.	26,400	384,120
CRA International, Inc.	4,200	159,348
Deluxe Corp.	12,100	870,111
Ennis, Inc.	6,500	114,400
Equifax, Inc.	26,116	3,533,756
Essendant, Inc.	5,800	96,860
Exponent, Inc.	6,600	403,590
FTI Consulting, Inc. *	11,500	397,785
GP Strategies Corp. *	1,500	40,650
Healthcare Services Group, Inc.	20,256	929,953
Heidrick & Struggles International, Inc.	5,000	107,500
Herman Miller, Inc.	8,700	287,970
HNI Corp.	12,700	593,852
Huron Consulting Group, Inc. *	5,000	222,500
ICF International, Inc. *	6,500	286,975
IHS Markit Ltd. *	78,260	3,396,484
InnerWorkings, Inc. *	7,400	78,366
Insperity, Inc.	6,800	621,180
Interface, Inc.	24,700	491,530
KAR Auction Services, Inc.	36,200	1,579,044
Kelly Services, Inc., Class A	5,700	127,224
Kforce, Inc.	7,105	161,284
Kimball International, Inc., Class B	9,100	161,707
Knoll, Inc.	7,000	167,720
Korn/Ferry International	6,600	213,840
LSC Communications, Inc.	4,579	118,459
ManpowerGroup, Inc.	14,537	1,467,946
Mastech Digital, Inc. *	675	4,860
Matthews International Corp., Class A	5,300	363,315
McGrath RentCorp	4,600	160,126
Mistras Group, Inc. *	4,000	90,000
Mobile Mini, Inc.	14,700	421,890
MSA Safety, Inc.	8,700	677,295
Multi-Color Corp.	4,625	355,200
Navigant Consulting, Inc. *	14,000	335,580
Nielsen Holdings plc	75,100	3,088,863
NL Industries, Inc. *	7,800	63,180
On Assignment, Inc. *	12,700	657,479
Pitney Bowes, Inc.	35,500	471,795
Quad Graphics, Inc.	9,800	257,348
Republic Services, Inc.	52,445	3,303,511
Resources Connection, Inc.	11,300	157,070
Robert Half International, Inc.	26,900	1,238,745
Rollins, Inc.	21,927	851,425
RPX Corp. *	10,300	132,252
RR Donnelley & Sons Co.	12,212	153,505
Steelcase, Inc., Class A	11,500	196,075

35
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Stericycle, Inc. *	19,900	1,698,266
Team, Inc. *	4,548	122,341
Tetra Tech, Inc.	13,131	577,107
The Advisory Board Co. *	13,800	705,180
The Brink's Co.	7,100	435,940
The Dun & Bradstreet Corp.	7,840	859,342
TransUnion *	27,900	1,116,837
TRC Cos., Inc. *	3,350	58,625
TriNet Group, Inc. *	11,600	341,040
TrueBlue, Inc. *	10,100	276,235
UniFirst Corp.	3,700	515,040
US Ecology, Inc.	3,500	165,025
Verisk Analytics, Inc. *	36,600	3,030,846
Viad Corp.	3,625	163,850
Virco Manufacturing Corp. *	1,170	5,324
WageWorks, Inc. *	11,900	878,220
Waste Management, Inc.	94,010	6,842,048
West Corp.	11,812	315,262
Willdan Group, Inc. *	8,400	238,308
		55,564,256

Consumer Durables & Apparel 1.4%
American Outdoor Brands Corp. *	12,400	274,660
AV Homes, Inc. *	6,500	114,075
Beazer Homes USA, Inc. *	10,835	134,462
Brunswick Corp.	18,400	1,044,200
CalAtlantic Group, Inc.	12,527	453,728
Callaway Golf Co.	31,065	368,120
Carter's, Inc.	14,400	1,325,376
Cavco Industries, Inc. *	1,610	191,187
Coach, Inc.	66,208	2,607,933
Columbia Sportswear Co.	6,900	390,678
Crocs, Inc. *	15,000	93,450
CSS Industries, Inc.	4,800	126,528
D.R. Horton, Inc.	74,190	2,440,109
Deckers Outdoor Corp. *	7,500	446,925
Ethan Allen Interiors, Inc.	10,200	303,960
Flexsteel Industries, Inc.	1,900	100,928
Foamex International, Inc. *(e)	2,278	—
Fossil Group, Inc. *	7,662	132,169
G-III Apparel Group Ltd. *	11,300	267,810
Garmin Ltd.	27,800	1,413,352
GoPro, Inc., Class A *(b)	49,800	410,850
Hanesbrands, Inc.	89,688	1,956,095
Hasbro, Inc.	25,100	2,487,661
Helen of Troy Ltd. *	7,900	742,600
Hovnanian Enterprises, Inc., Class A *	50,500	118,170
Iconix Brand Group, Inc. *	9,600	67,200
Installed Building Products, Inc. *	4,326	230,792
iRobot Corp. *	7,300	582,102
JAKKS Pacific, Inc. *	7,500	36,750
Kate Spade & Co. *	27,500	478,500
KB Home	19,700	405,820
La-Z-Boy, Inc.	17,600	491,040
Leggett & Platt, Inc.	33,800	1,775,852
Lennar Corp., Class A	49,752	2,512,476
Libbey, Inc.	7,232	75,936
lululemon Athletica, Inc. *	23,957	1,245,764
M.D.C. Holdings, Inc.	9,453	293,138
M/I Homes, Inc. *	3,000	81,480
Marine Products Corp.	405	4,844
Mattel, Inc.	76,700	1,719,614
Meritage Homes Corp. *	15,000	584,250
Michael Kors Holdings Ltd. *	38,700	1,444,671
Mohawk Industries, Inc. *	14,919	3,502,832
Movado Group, Inc.	5,800	135,720
NACCO Industries, Inc., Class A	1,900	160,835
Security	Number of Shares	Value ($)
Nautilus, Inc. *	9,825	178,815
Newell Brands, Inc.	108,101	5,160,742
NIKE, Inc., Class B	310,390	17,198,710
Nova Lifestyle, Inc. *(b)	57,200	90,948
NVR, Inc. *	700	1,477,875
Oxford Industries, Inc.	2,500	144,950
Perry Ellis International, Inc. *	5,500	112,860
Polaris Industries, Inc. (b)	16,081	1,371,066
PulteGroup, Inc.	68,976	1,563,686
PVH Corp.	16,411	1,658,003
Ralph Lauren Corp.	12,400	1,000,928
Sequential Brands Group, Inc. *	18,160	61,199
Skechers U.S.A., Inc., Class A *	38,000	959,500
Steven Madden Ltd. *	14,112	536,962
Sturm, Ruger & Co., Inc. (b)	2,700	163,215
Superior Uniform Group, Inc.	3,200	58,368
Taylor Morrison Home Corp., Class A *	9,876	228,136
Tempur Sealy International, Inc. *	13,900	652,605
Toll Brothers, Inc.	31,200	1,122,888
TopBuild Corp. *	7,688	393,549
TRI Pointe Group, Inc. *	25,000	311,250
Tupperware Brands Corp.	14,300	1,026,883
Under Armour, Inc., Class A *(b)	50,500	1,085,245
Under Armour, Inc., Class C *	37,665	731,078
Universal Electronics, Inc. *	5,200	360,360
Vera Bradley, Inc. *	11,000	100,650
VF Corp.	71,900	3,927,897
Vista Outdoor, Inc. *	17,574	343,747
Vuzix Corp. *(b)	7,800	46,020
Whirlpool Corp.	17,614	3,270,568
William Lyon Homes, Class A *	14,900	327,800
Wolverine World Wide, Inc.	27,500	663,025
		80,104,170

Consumer Services 2.2%
American Public Education, Inc. *	5,600	123,760
Aramark	54,200	1,979,384
Ascent Capital Group, Inc., Class A *	3,116	39,916
Belmond Ltd., Class A *	12,600	156,240
Biglari Holdings, Inc. *	279	119,030
BJ's Restaurants, Inc. *	7,300	329,230
Bloomin' Brands, Inc.	20,900	453,321
Bob Evans Farms, Inc.	4,200	280,308
Boyd Gaming Corp. *	21,300	483,084
Bridgepoint Education, Inc. *	13,700	167,140
Bright Horizons Family Solutions, Inc. *	13,712	1,043,757
Brinker International, Inc.	12,650	559,003
Buffalo Wild Wings, Inc. *	4,800	756,240
Caesars Entertainment Corp. *(b)	41,600	461,760
Career Education Corp. *	25,114	254,907
Carnival Corp.	100,339	6,197,940
Chipotle Mexican Grill, Inc. *	6,879	3,263,879
Choice Hotels International, Inc.	12,200	764,940
Churchill Downs, Inc.	2,900	483,720
Chuy's Holdings, Inc. *	6,760	201,448
ClubCorp Holdings, Inc.	21,142	284,360
Cracker Barrel Old Country Store, Inc. (b)	5,146	824,338
Darden Restaurants, Inc.	28,900	2,461,991
Dave & Buster's Entertainment, Inc. *	12,600	806,526
Denny's Corp. *	21,100	267,970
DeVry Education Group, Inc.	9,400	355,790
DineEquity, Inc.	3,000	169,620
Domino's Pizza, Inc.	12,200	2,212,958
Dover Motorsports, Inc.	1,400	2,870
Drive Shack, Inc.	14,153	57,744
Dunkin' Brands Group, Inc.	21,600	1,206,576
Eldorado Resorts, Inc. *	5,800	110,925

36
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Extended Stay America, Inc.	33,200	579,008
Fiesta Restaurant Group, Inc. *	4,300	104,705
Golden Entertainment, Inc.	3,400	47,736
Graham Holdings Co., Class B	900	541,530
Grand Canyon Education, Inc. *	14,900	1,119,884
H&R Block, Inc.	54,700	1,356,013
Hilton Grand Vacations, Inc. *	12,024	402,443
Hilton Worldwide Holdings, Inc.	46,182	2,723,353
Houghton Mifflin Harcourt Co. *	19,600	225,400
Hyatt Hotels Corp., Class A *	9,600	532,800
ILG, Inc.	25,089	604,896
International Speedway Corp., Class A	6,445	239,109
Isle of Capri Casinos, Inc. *(b)	11,800	272,108
J Alexander's Holdings, Inc. *	2,846	31,306
Jack in the Box, Inc.	7,000	713,790
K12, Inc. *	12,100	228,085
La Quinta Holdings, Inc. *	15,800	222,938
Las Vegas Sands Corp.	86,100	5,079,039
Luby's, Inc. *	6,900	20,286
Marriott International, Inc., Class A	72,592	6,854,137
Marriott Vacations Worldwide Corp.	4,080	449,534
McDonald's Corp.	190,240	26,620,283
MGM Resorts International	106,500	3,270,615
Monarch Casino & Resort, Inc. *	8,000	235,760
Norwegian Cruise Line Holdings Ltd. *	38,400	2,070,912
Panera Bread Co., Class A *	5,600	1,751,008
Papa John's International, Inc.	6,800	537,608
Penn National Gaming, Inc. *	17,000	314,160
Pinnacle Entertainment, Inc. *	9,800	201,586
Planet Fitness, Inc., Class A	24,700	513,760
Red Robin Gourmet Burgers, Inc. *	2,300	135,125
Regis Corp. *	17,300	188,743
Royal Caribbean Cruises Ltd.	38,400	4,093,440
Ruby Tuesday, Inc. *	33,713	85,968
Scientific Games Corp., Class A *	10,900	258,875
SeaWorld Entertainment, Inc.	28,211	494,539
Service Corp. International	44,900	1,446,678
ServiceMaster Global Holdings, Inc. *	30,000	1,143,000
Six Flags Entertainment Corp.	20,000	1,252,200
Sonic Corp.	12,868	345,892
Sotheby's *	11,338	536,968
Speedway Motorsports, Inc.	6,700	120,935
Starbucks Corp.	335,794	20,167,788
Strayer Education, Inc.	4,300	372,853
Texas Roadhouse, Inc.	16,100	754,768
The Cheesecake Factory, Inc.	13,087	839,662
The Wendy's Co.	50,775	748,423
Vail Resorts, Inc.	9,100	1,798,706
Weight Watchers International, Inc. *	6,500	135,720
Wyndham Worldwide Corp.	23,044	2,196,324
Wynn Resorts Ltd.	18,900	2,324,889
Yum! Brands, Inc.	79,700	5,240,275
		129,426,238

Diversified Financials 4.9%
Affiliated Managers Group, Inc.	14,617	2,420,429
AG Mortgage Investment Trust, Inc.	12,000	227,400
AGNC Investment Corp.	88,000	1,854,160
Ally Financial, Inc.	103,500	2,049,300
American Express Co.	171,903	13,623,313
Ameriprise Financial, Inc.	35,830	4,580,865
Annaly Capital Management, Inc.	247,253	2,920,058
Anworth Mortgage Asset Corp.	24,200	141,812
Apollo Commercial Real Estate Finance, Inc.	16,786	323,802
Arlington Asset Investment Corp., Class A (b)	6,941	101,061
Security	Number of Shares	Value ($)
ARMOUR Residential REIT, Inc.	7,625	183,534
Artisan Partners Asset Management, Inc., Class A	5,500	161,150
Associated Capital Group, Inc., Class A	3,400	114,410
Asta Funding, Inc. *	6,000	50,400
Atlanticus Holdings Corp. *	4,629	12,035
Berkshire Hathaway, Inc., Class B *	444,402	73,419,654
BGC Partners, Inc., Class A	61,300	697,594
BlackRock, Inc.	28,832	11,087,922
Blackstone Mortgage Trust, Inc., Class A	18,102	558,990
Capital One Financial Corp.	109,257	8,782,078
Capstead Mortgage Corp.	21,740	242,184
CBOE Holdings, Inc.	22,896	1,886,859
Chimera Investment Corp.	33,940	691,018
CIM Commercial Trust Corp.	9,700	155,685
CME Group, Inc.	79,450	9,231,295
Cohen & Steers, Inc.	5,400	215,460
Cowen Group, Inc., Class A *	2,972	47,255
Credit Acceptance Corp. *(b)	3,400	691,050
CYS Investments, Inc.	25,500	217,515
Discover Financial Services	88,507	5,539,653
Donnelley Financial Solutions, Inc. *	4,579	101,745
Dynex Capital, Inc.	21,998	152,226
E*TRADE Financial Corp. *	59,698	2,062,566
Eaton Vance Corp.	22,700	974,511
Encore Capital Group, Inc. *	5,600	186,760
Enova International, Inc. *	6,313	89,645
Evercore Partners, Inc., Class A	12,300	907,125
EZCORP, Inc., Class A *	20,600	186,430
FactSet Research Systems, Inc.	9,650	1,575,459
Federated Investors, Inc., Class B	32,450	870,309
Financial Engines, Inc.	21,200	901,000
FirstCash, Inc.	13,896	721,897
FNFV Group *	16,478	225,749
Franklin Resources, Inc.	82,500	3,556,575
GAMCO Investors, Inc., Class A	3,400	97,580
Green Dot Corp., Class A *	12,149	416,589
Greenhill & Co., Inc.	4,500	113,850
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,000	284,960
Interactive Brokers Group, Inc., Class A	13,600	473,688
Intercontinental Exchange, Inc.	140,430	8,453,886
INTL. FCStone, Inc. *	4,437	165,722
Invesco Ltd.	88,200	2,905,308
Invesco Mortgage Capital, Inc.	22,300	363,713
Investment Technology Group, Inc.	8,050	160,276
Janus Capital Group, Inc.	26,200	357,892
KCG Holdings, Inc., Class A *	15,533	309,107
Lazard Ltd., Class A	28,600	1,228,084
Legg Mason, Inc.	17,550	656,019
LendingClub Corp. *	93,500	546,975
Leucadia National Corp.	72,450	1,839,505
LPL Financial Holdings, Inc.	22,300	937,492
MarketAxess Holdings, Inc.	8,900	1,713,428
MFA Financial, Inc.	93,700	778,647
Moody's Corp.	37,800	4,472,496
Morgan Stanley	339,725	14,733,873
Morningstar, Inc.	5,500	402,215
MSCI, Inc.	23,000	2,307,360
MTGE Investment Corp.	14,600	262,800
Nasdaq, Inc.	26,100	1,797,507
Navient Corp.	72,000	1,094,400
Nelnet, Inc., Class A	6,400	288,064
New Residential Investment Corp.	71,750	1,196,073
New York Mortgage Trust, Inc.	18,600	119,226
NewStar Financial, Inc.	13,500	144,990
Northern Trust Corp.	50,100	4,509,000
OneMain Holdings, Inc. *	10,500	244,860

37
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PennyMac Mortgage Investment Trust	14,400	257,472
PICO Holdings, Inc. *	3,700	59,570
Piper Jaffray Cos.	3,950	247,270
PRA Group, Inc. *	9,800	315,560
Raymond James Financial, Inc.	30,750	2,291,490
Redwood Trust, Inc.	19,700	336,279
Resource Capital Corp.	37,950	354,833
S&P Global, Inc.	58,761	7,885,139
Santander Consumer USA Holdings, Inc. *	43,700	556,738
SEI Investments Co.	31,100	1,577,081
SLM Corp. *	93,396	1,171,186
Starwood Property Trust, Inc.	63,073	1,431,126
State Street Corp.	83,260	6,985,514
Stifel Financial Corp. *	11,785	575,933
Synchrony Financial	177,913	4,945,981
T. Rowe Price Group, Inc.	59,400	4,210,866
TD Ameritrade Holding Corp.	56,600	2,166,082
The Bank of New York Mellon Corp.	240,018	11,295,247
The Charles Schwab Corp. (a)	285,070	11,074,969
The Goldman Sachs Group, Inc.	86,355	19,326,249
Two Harbors Investment Corp.	107,000	1,068,930
Virtus Investment Partners, Inc.	3,475	369,740
Voya Financial, Inc.	45,389	1,696,641
Waddell & Reed Financial, Inc., Class A	14,750	265,353
Western Asset Mortgage Capital Corp.	4,607	48,512
Westwood Holdings Group, Inc.	1,785	99,603
WisdomTree Investments, Inc. (b)	20,500	171,175
World Acceptance Corp. *	3,000	158,700
		289,058,762

Energy 5.9%
Abraxas Petroleum Corp. *	36,200	67,694
Adams Resources & Energy, Inc.	2,300	93,426
Alon USA Energy, Inc.	8,700	105,183
Anadarko Petroleum Corp.	127,168	7,251,119
Antero Resources Corp. *	32,800	695,032
Apache Corp.	84,372	4,103,854
Arch Coal, Inc., Class A *	5,800	407,392
Archrock, Inc.	10,720	126,496
Atwood Oceanics, Inc. *	9,500	74,385
Baker Hughes, Inc.	97,965	5,816,182
Bill Barrett Corp. *	38,500	147,840
Bonanza Creek Energy, Inc. *(b)	2,127	119,836
Bonanza Creek Energy, Inc. - Escrow Shares (e)	237,300	—
Bristow Group, Inc.	19,700	263,389
Cabot Oil & Gas Corp.	112,800	2,621,472
California Resources Corp. *(b)	23,232	271,814
Callon Petroleum Co. *	61,700	730,528
Carrizo Oil & Gas, Inc. *	13,100	329,465
Centennial Resource Development, Inc., Class A *	33,700	555,713
Cheniere Energy, Inc. *	56,300	2,553,205
Chesapeake Energy Corp. *	172,130	905,404
Chevron Corp.	441,723	47,131,844
Cimarex Energy Co.	22,562	2,632,534
Comstock Resources, Inc. *(b)	10,160	88,798
Concho Resources, Inc. *	35,431	4,487,690
ConocoPhillips	291,231	13,952,877
CONSOL Energy, Inc. *	44,600	677,028
Continental Resources, Inc. *	23,600	1,000,876
Core Laboratories N.V. (b)	9,800	1,086,036
CVR Energy, Inc.	5,100	111,639
Delek US Holdings, Inc.	10,700	257,549
Denbury Resources, Inc. *	103,025	228,716
Devon Energy Corp.	128,060	5,057,089
Diamond Offshore Drilling, Inc. *	11,400	164,388
Security	Number of Shares	Value ($)
Diamondback Energy, Inc. *	19,721	1,968,945
Dril-Quip, Inc. *	12,700	654,685
Energen Corp. *	22,600	1,174,974
Ensco plc, Class A	81,500	643,035
EOG Resources, Inc.	135,948	12,575,190
EQT Corp.	37,900	2,203,506
Era Group, Inc. *	2,850	36,224
Exterran Corp. *	5,360	146,703
Exxon Mobil Corp.	967,499	78,996,293
Fairmount Santrol Holdings, Inc. *	35,100	181,116
Forum Energy Technologies, Inc. *	11,200	189,280
Frank's International N.V. (b)	14,000	127,400
Gastar Exploration, Inc. *	240,300	314,793
Geospace Technologies Corp. *	1,800	29,772
Gevo, Inc. *(b)	301,600	313,664
Green Plains, Inc.	9,300	213,900
Gulf Island Fabrication, Inc.	4,100	40,795
Gulfport Energy Corp. *	39,003	619,368
Halliburton Co.	205,344	9,421,183
Helix Energy Solutions Group, Inc. *	39,464	241,520
Helmerich & Payne, Inc.	23,717	1,438,199
Hess Corp.	59,400	2,900,502
HollyFrontier Corp.	38,654	1,087,724
Kinder Morgan, Inc.	434,178	8,957,092
Kosmos Energy Ltd. *	75,600	454,356
Laredo Petroleum, Inc. *	40,100	515,686
Marathon Oil Corp.	198,714	2,954,877
Marathon Petroleum Corp.	123,408	6,286,404
Matador Resources Co. *	12,100	262,328
Matrix Service Co. *	8,000	94,000
McDermott International, Inc. *	39,100	255,714
Murphy Oil Corp.	38,000	994,840
Nabors Industries Ltd.	70,734	731,390
National Oilwell Varco, Inc.	88,022	3,078,129
Natural Gas Services Group, Inc. *	7,500	205,500
Newfield Exploration Co. *	45,100	1,561,362
Newpark Resources, Inc. *	11,500	87,975
Noble Corp. plc	54,955	263,784
Noble Energy, Inc.	109,448	3,538,438
Oasis Petroleum, Inc. *	51,700	617,298
Occidental Petroleum Corp.	178,253	10,969,690
Oceaneering International, Inc.	23,100	609,609
Oil States International, Inc. *	8,600	255,850
ONEOK, Inc.	52,129	2,742,507
Pacific Ethanol, Inc. *	10,200	69,360
Panhandle Oil & Gas, Inc., Class A	6,200	117,490
Parker Drilling Co. *	60,300	99,495
Parsley Energy, Inc., Class A *	47,100	1,403,109
Patterson-UTI Energy, Inc.	38,800	839,826
PBF Energy, Inc., Class A	21,913	489,098
PDC Energy, Inc. *	13,100	723,513
PHI, Inc. - Non Voting Shares *	4,000	46,920
Phillips 66	104,165	8,287,367
Pioneer Energy Services Corp. *	13,100	39,955
Pioneer Natural Resources Co.	39,033	6,752,319
QEP Resources, Inc. *	49,600	585,776
Range Resources Corp.	46,305	1,226,619
Resolute Energy Corp. *	9,680	362,516
REX American Resources Corp. *	4,875	461,565
Rice Energy, Inc. *	43,736	931,139
RigNet, Inc. *	4,141	81,164
Ring Energy, Inc. *	22,800	273,600
Rowan Cos. plc, Class A *	40,600	571,242
RPC, Inc. (b)	16,118	292,864
RSP Permian, Inc. *	26,400	1,004,520
Sanchez Energy Corp. *	8,700	67,338
Schlumberger Ltd.	325,003	23,591,968
SEACOR Holdings, Inc. *	4,850	318,451

38
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SemGroup Corp., Class A	7,000	233,100
SM Energy Co.	22,500	508,275
Southwestern Energy Co. *	114,975	863,462
SRC Energy, Inc. *	63,800	481,052
Superior Energy Services, Inc. *	26,099	315,276
Synthesis Energy Systems, Inc. *	334,602	274,307
Targa Resources Corp.	44,900	2,475,337
TechnipFMC plc *	110,564	3,331,293
Tellurian, Inc. *(b)	23,000	230,690
Tesco Corp. *	7,000	45,850
Tesoro Corp.	28,900	2,303,619
TETRA Technologies, Inc. *	12,100	40,293
The Williams Cos., Inc.	192,883	5,908,006
Transocean Ltd. *	85,400	941,962
Unit Corp. *	19,300	414,757
Uranium Energy Corp. *(b)	226,400	280,736
US Silica Holdings, Inc.	15,500	643,250
Valero Energy Corp.	105,580	6,821,524
Weatherford International plc *	241,449	1,393,161
Western Refining, Inc.	19,153	660,587
Westmoreland Coal Co. *	9,600	102,336
Whiting Petroleum Corp. *	62,070	515,181
World Fuel Services Corp.	17,400	640,842
WPX Energy, Inc. *	83,753	999,173
		344,133,376

Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	8,544	957,526
Costco Wholesale Corp.	102,485	18,193,137
CVS Health Corp.	239,537	19,747,430
Ingles Markets, Inc., Class A	4,200	196,140
Performance Food Group Co. *	10,000	249,000
PriceSmart, Inc.	7,100	617,345
Rite Aid Corp. *	261,480	1,045,920
SpartanNash, Co.	12,540	461,472
Sprouts Farmers Market, Inc. *	35,374	789,194
SUPERVALU, Inc. *	14,532	59,581
Sysco Corp.	113,036	5,976,213
The Andersons, Inc.	3,600	134,460
The Kroger Co.	221,532	6,568,424
U.S. Foods Holding Corp. *	20,100	566,820
United Natural Foods, Inc. *	15,300	635,409
Wal-Mart Stores, Inc.	354,189	26,627,929
Walgreens Boots Alliance, Inc.	199,422	17,257,980
Weis Markets, Inc.	6,900	398,889
Whole Foods Market, Inc.	70,777	2,574,160
		103,057,029

Food, Beverage & Tobacco 4.8%
Alico, Inc.	2,000	59,900
Alliance One International, Inc. *	2,460	33,825
Altria Group, Inc.	449,423	32,259,583
Archer-Daniels-Midland Co.	126,958	5,808,329
B&G Foods, Inc.	15,000	630,000
Blue Buffalo Pet Products, Inc. *	24,900	613,785
Brown-Forman Corp., Class A	10,000	480,600
Brown-Forman Corp., Class B	44,232	2,093,058
Bunge Ltd.	32,100	2,536,863
Cal-Maine Foods, Inc. (b)	5,200	196,300
Calavo Growers, Inc.	4,846	317,898
Campbell Soup Co.	40,100	2,307,354
Coca-Cola Bottling Co. Consolidated	1,248	264,401
ConAgra Brands, Inc.	98,193	3,807,925
Constellation Brands, Inc., Class A	40,769	7,034,283
Darling Ingredients, Inc. *	56,100	848,793
Dean Foods Co.	26,756	528,163
Security	Number of Shares	Value ($)
Dr Pepper Snapple Group, Inc.	42,800	3,922,620
Farmer Brothers Co. *	4,500	159,750
Flowers Foods, Inc.	44,605	874,704
Fresh Del Monte Produce, Inc.	7,900	484,270
General Mills, Inc.	133,638	7,685,521
Hormel Foods Corp.	62,400	2,188,992
Ingredion, Inc.	18,200	2,253,524
J&J Snack Foods Corp.	3,259	438,596
John B. Sanfilippo & Son, Inc.	5,000	367,500
Kellogg Co.	57,300	4,068,300
Lamb Weston Holdings, Inc.	38,264	1,597,522
Lancaster Colony Corp.	5,200	654,680
Landec Corp. *	9,100	125,125
Limoneira Co.	2,900	59,972
McCormick & Co., Inc. - Non Voting Shares	28,200	2,817,180
Mead Johnson Nutrition Co.	43,200	3,832,704
MGP Ingredients, Inc.	5,500	287,980
Molson Coors Brewing Co., Class B	42,600	4,084,914
Mondelez International, Inc., Class A	354,424	15,959,713
Monster Beverage Corp. *	95,367	4,327,754
National Beverage Corp.	6,400	566,976
PepsiCo, Inc.	332,458	37,660,842
Philip Morris International, Inc.	364,009	40,346,758
Pilgrim's Pride Corp.	12,466	323,617
Pinnacle Foods, Inc.	30,300	1,761,945
Post Holdings, Inc. *	15,350	1,292,317
Primo Water Corp. *	1,000	11,970
Reynolds American, Inc.	190,706	12,300,537
Rocky Mountain Chocolate Factory, Inc.	3,427	44,482
Sanderson Farms, Inc.	5,850	677,313
Seaboard Corp.	100	423,401
Snyder's-Lance, Inc.	23,930	843,772
The Boston Beer Co., Inc., Class A *	2,100	303,135
The Coca-Cola Co.	895,914	38,658,689
The Hain Celestial Group, Inc. *	27,012	999,174
The Hershey Co.	31,300	3,386,660
The JM Smucker Co.	25,391	3,217,548
The Kraft Heinz Co.	139,204	12,582,650
Tootsie Roll Industries, Inc. (b)	8,294	309,764
TreeHouse Foods, Inc. *	12,522	1,096,927
Tyson Foods, Inc., Class A	69,284	4,452,190
Universal Corp.	4,800	352,560
Vector Group Ltd.	29,262	635,571
		278,261,179

Health Care Equipment & Services 5.3%
Abaxis, Inc.	5,600	252,168
Abbott Laboratories	398,112	17,373,608
ABIOMED, Inc. *	10,200	1,329,264
Acadia Healthcare Co., Inc. *	19,600	854,168
Accuray, Inc. *	21,200	96,460
Aceto Corp.	7,900	125,215
Aetna, Inc.	77,285	10,438,885
Alere, Inc. *	18,541	911,661
Align Technology, Inc. *	18,800	2,530,856
Allscripts Healthcare Solutions, Inc. *	54,860	656,674
Amedisys, Inc. *	10,834	587,203
AmerisourceBergen Corp.	39,596	3,248,852
AMN Healthcare Services, Inc. *	11,210	457,928
Analogic Corp.	6,000	431,100
Anika Therapeutics, Inc. *	4,606	212,475
Antares Pharma, Inc. *	28,100	87,672
Anthem, Inc.	61,923	11,015,482
athenahealth, Inc. *	7,800	764,478
AtriCure, Inc. *	13,800	282,900
Atrion Corp.	616	318,534

39
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Baxter International, Inc.	113,006	6,292,174
Becton, Dickinson & Co.	48,608	9,088,238
BioScrip, Inc. *	88,272	134,173
Boston Scientific Corp. *	307,167	8,103,065
Brookdale Senior Living, Inc. *	51,725	671,908
C.R. Bard, Inc.	17,160	5,276,357
Cantel Medical Corp.	8,034	597,810
Capital Senior Living Corp. *	8,394	117,264
Cardinal Health, Inc.	74,518	5,409,262
Cardiovascular Systems, Inc. *	5,000	149,350
Centene Corp. *	42,541	3,165,050
Cerner Corp. *	67,900	4,396,525
Chemed Corp.	3,900	785,382
Cigna Corp.	60,251	9,421,449
Community Health Systems, Inc. *	23,796	204,884
Computer Programs & Systems, Inc. (b)	3,600	98,820
ConforMIS, Inc. *	55,500	311,910
CONMED Corp.	7,300	358,868
Corindus Vascular Robotics, Inc. *(b)	201,900	254,394
CorVel Corp. *	2,700	120,150
Cross Country Healthcare, Inc. *	12,500	174,625
CryoLife, Inc. *	9,050	164,258
Danaher Corp.	142,019	11,834,443
DaVita, Inc. *	34,300	2,367,043
DENTSPLY SIRONA, Inc.	53,888	3,407,877
DexCom, Inc. *	20,500	1,598,180
Diplomat Pharmacy, Inc. *	9,000	140,400
Edwards Lifesciences Corp. *	49,000	5,373,830
Endologix, Inc. *	13,700	102,613
Envision Healthcare Corp. *	27,392	1,534,774
Express Scripts Holding Co. *	140,852	8,639,862
Five Star Senior Living, Inc. *	14,335	27,237
GenMark Diagnostics, Inc. *	23,500	301,270
Glaukos Corp. *	3,000	142,590
Globus Medical, Inc., Class A *	13,900	421,587
Haemonetics Corp. *	16,300	682,644
Halyard Health, Inc. *	8,217	324,571
HCA Holdings, Inc. *	67,700	5,701,017
HealthEquity, Inc. *	8,000	364,160
HealthSouth Corp.	20,600	966,140
HealthStream, Inc. *	6,800	188,972
Henry Schein, Inc. *	19,453	3,380,931
Hill-Rom Holdings, Inc.	15,200	1,149,728
HMS Holdings Corp. *	31,500	644,805
Hologic, Inc. *	65,812	2,971,412
Humana, Inc.	34,500	7,658,310
ICU Medical, Inc. *	3,350	515,230
IDEXX Laboratories, Inc. *	20,500	3,438,465
Inogen, Inc. *	5,600	464,184
Inovalon Holdings, Inc., Class A *	26,000	318,500
Insulet Corp. *	16,000	694,560
Integer Holdings Corp. *	6,700	246,225
Integra LifeSciences Holdings Corp. *	17,400	799,878
Intuitive Surgical, Inc. *	8,650	7,230,275
Invacare Corp.	6,000	88,200
K2M Group Holdings, Inc. *	12,900	285,735
Kindred Healthcare, Inc.	11,559	110,966
Laboratory Corp. of America Holdings *	24,562	3,442,364
Landauer, Inc.	2,100	110,460
LeMaitre Vascular, Inc.	6,800	202,300
LifePoint Health, Inc. *	9,607	597,075
LivaNova plc *	10,400	548,080
Magellan Health, Inc. *	7,607	523,362
Masimo Corp. *	8,500	873,290
McKesson Corp.	49,303	6,818,112
Medidata Solutions, Inc. *	16,500	1,079,595
MEDNAX, Inc. *	24,300	1,466,748
Medtronic plc	317,588	26,388,387
Security	Number of Shares	Value ($)
Meridian Bioscience, Inc.	10,050	148,740
Merit Medical Systems, Inc. *	10,277	346,335
Molina Healthcare, Inc. *	11,250	560,137
National HealthCare Corp.	4,100	305,122
Natus Medical, Inc. *	7,600	266,000
Neogen Corp *	10,257	639,319
Nevro Corp. *	6,000	565,320
NuVasive, Inc. *	10,000	725,100
Nuvectra Corp. *	2,233	18,266
NxStage Medical, Inc. *	18,700	558,943
Omnicell, Inc. *	7,400	306,360
OraSure Technologies, Inc. *	16,500	216,315
Orthofix International N.V. *	2,800	110,740
Owens & Minor, Inc.	16,200	561,330
Patterson Cos., Inc.	18,800	836,412
Penumbra, Inc. *	8,300	709,235
PharMerica Corp. *	4,813	113,587
Premier, Inc., Class A *	15,900	537,420
Quality Systems, Inc. *	10,500	149,730
Quest Diagnostics, Inc.	31,720	3,346,777
Quidel Corp. *	5,200	125,684
Quorum Health Corp. *	5,949	25,402
ResMed, Inc.	32,300	2,196,077
RTI Surgical, Inc. *	18,100	73,305
SeaSpine Holdings Corp. *	1,766	14,146
Select Medical Holdings Corp. *	22,600	310,750
STERIS plc	19,400	1,431,720
Stryker Corp.	72,200	9,845,914
Surmodics, Inc. *	4,200	95,970
Teladoc, Inc. *(b)	14,900	369,520
Teleflex, Inc.	9,600	1,986,144
Tenet Healthcare Corp. *	15,812	247,774
The Cooper Cos., Inc.	11,681	2,340,055
The Ensign Group, Inc.	10,600	190,270
The Providence Service Corp. *	4,800	211,200
The Spectranetics Corp. *	6,700	191,620
Tivity Health, Inc. *	8,100	272,160
Triple-S Management Corp., Class B *	5,300	95,930
U.S. Physical Therapy, Inc.	3,500	229,600
UnitedHealth Group, Inc.	224,995	39,347,126
Universal Health Services, Inc., Class B	21,600	2,608,416
Utah Medical Products, Inc.	2,500	156,500
Varex Imaging Corp. *	8,440	283,246
Varian Medical Systems, Inc. *	21,100	1,914,614
VCA, Inc. *	19,900	1,822,243
Veeva Systems, Inc., Class A *	23,700	1,270,794
Vocera Communications, Inc. *	3,700	93,832
WellCare Health Plans, Inc. *	9,659	1,481,787
West Pharmaceutical Services, Inc.	15,800	1,454,074
Wright Medical Group N.V. *	25,565	776,920
Zimmer Biomet Holdings, Inc.	46,400	5,551,760
		311,473,627

Household & Personal Products 1.7%
Avon Products, Inc. *	89,600	434,560
Central Garden & Pet Co., Class A *	8,600	302,978
Church & Dwight Co., Inc.	64,400	3,189,732
Colgate-Palmolive Co.	204,609	14,740,032
Coty, Inc., Class A	115,600	2,063,460
Edgewell Personal Care Co. *	15,533	1,110,454
Energizer Holdings, Inc.	15,933	943,712
Herbalife Ltd. *(b)	16,700	1,056,442
HRG Group, Inc. *	34,400	688,344
Inter Parfums, Inc.	5,613	213,013
Kimberly-Clark Corp.	81,739	10,605,635
Medifast, Inc.	3,500	162,120
Nu Skin Enterprises, Inc.	9,600	530,208

40
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nutraceutical International Corp.	5,000	158,500
Oil-Dri Corp. of America	1,600	65,104
Orchids Paper Products Co. (b)	2,500	60,875
Revlon, Inc., Class A *	5,400	140,130
Spectrum Brands Holdings, Inc.	6,500	934,245
The Clorox Co.	28,700	3,836,903
The Estee Lauder Cos., Inc., Class A	49,100	4,278,574
The Procter & Gamble Co.	597,824	52,207,970
USANA Health Sciences, Inc. *	5,364	304,944
WD-40 Co.	4,600	482,310
		98,510,245

Insurance 2.9%
Aflac, Inc.	93,894	7,030,783
Alleghany Corp. *	3,440	2,100,808
Allied World Assurance Co. Holdings AG	20,400	1,083,036
Ambac Financial Group, Inc. *	13,400	260,362
American Equity Investment Life Holding Co.	23,100	547,932
American Financial Group, Inc.	18,750	1,824,563
American International Group, Inc.	217,815	13,267,112
American National Insurance Co.	2,300	268,916
AMERISAFE, Inc.	4,000	230,200
AmTrust Financial Services, Inc.	25,628	411,329
Aon plc	61,496	7,369,681
Arch Capital Group Ltd. *	30,000	2,909,100
Argo Group International Holdings Ltd.	6,063	399,855
Arthur J. Gallagher & Co.	40,600	2,265,886
Aspen Insurance Holdings Ltd.	15,200	795,720
Assurant, Inc.	14,800	1,424,352
Assured Guaranty Ltd.	31,900	1,216,347
Athene Holding Ltd., Class A *	10,100	538,431
Axis Capital Holdings Ltd.	21,600	1,423,440
Baldwin & Lyons, Inc., Class B	1,950	47,775
Brown & Brown, Inc.	31,900	1,368,510
Chubb Ltd.	109,668	15,051,933
Cincinnati Financial Corp.	35,450	2,555,591
Citizens, Inc. *(b)	16,000	112,800
CNA Financial Corp.	6,900	312,294
CNO Financial Group, Inc.	39,000	821,730
Crawford & Co., Class B	5,800	63,278
EMC Insurance Group, Inc.	1,800	51,624
Employers Holdings, Inc.	7,500	300,000
Enstar Group Ltd. *	3,300	642,840
Erie Indemnity Co., Class A	6,300	780,066
Everest Re Group Ltd.	9,900	2,491,929
FBL Financial Group, Inc., Class A	5,190	345,135
Federated National Holding Co.	1,500	24,120
First American Financial Corp.	28,600	1,241,526
FNF Group	63,239	2,589,637
Genworth Financial, Inc., Class A *	117,800	475,912
Greenlight Capital Re Ltd., Class A *	7,400	159,470
Horace Mann Educators Corp.	8,300	320,795
Independence Holding Co.	2,970	56,282
Infinity Property & Casualty Corp.	2,500	248,125
Kemper Corp.	7,700	302,995
Lincoln National Corp.	51,626	3,403,702
Loews Corp.	60,174	2,805,312
Maiden Holdings Ltd.	18,900	233,415
Markel Corp. *	3,203	3,105,629
Marsh & McLennan Cos., Inc.	119,600	8,865,948
MBIA, Inc. *	25,250	212,100
Mercury General Corp.	11,600	713,284
MetLife, Inc.	254,703	13,196,162
National General Holdings Corp.	10,400	236,496
National Western Life Group, Inc., Class A	500	153,120
Old Republic International Corp.	57,622	1,191,623
Security	Number of Shares	Value ($)
OneBeacon Insurance Group Ltd., Class A	14,800	236,060
Primerica, Inc.	10,700	896,660
Principal Financial Group, Inc.	61,041	3,975,600
ProAssurance Corp.	12,940	800,986
Prudential Financial, Inc.	100,972	10,807,033
Reinsurance Group of America, Inc.	12,900	1,613,016
RenaissanceRe Holdings Ltd.	10,432	1,483,117
RLI Corp.	9,200	526,424
Safety Insurance Group, Inc.	3,400	246,160
Selective Insurance Group, Inc.	19,300	1,019,040
State Auto Financial Corp.	5,500	147,785
Stewart Information Services Corp.	3,600	170,784
The Allstate Corp.	84,967	6,906,967
The Hanover Insurance Group, Inc.	9,400	829,738
The Hartford Financial Services Group, Inc.	83,262	4,026,550
The Navigators Group, Inc.	8,400	454,020
The Progressive Corp.	132,964	5,281,330
The Travelers Cos., Inc.	65,752	7,999,388
Third Point Reinsurance Ltd. *	20,100	243,210
Torchmark Corp.	22,200	1,702,962
United Fire Group, Inc.	5,000	220,000
Universal Insurance Holdings, Inc.	8,700	226,635
Unum Group	52,114	2,414,442
Validus Holdings Ltd.	16,857	931,855
W. R. Berkley Corp.	23,850	1,621,323
White Mountains Insurance Group Ltd.	1,300	1,116,622
Willis Towers Watson plc	28,624	3,796,115
WMIH Corp. *	165,100	247,650
XL Group Ltd.	57,900	2,423,115
		172,213,598

Materials 3.3%
A. Schulman, Inc.	5,300	167,745
AdvanSix, Inc. *	6,431	175,309
Air Products & Chemicals, Inc.	49,400	6,940,700
AK Steel Holding Corp. *	76,627	485,815
Albemarle Corp.	26,503	2,886,442
Alcoa Corp.	41,199	1,389,642
Allegheny Technologies, Inc.	20,092	368,688
American Vanguard Corp.	3,000	50,250
Ampco-Pittsburgh Corp.	4,500	65,475
AptarGroup, Inc.	13,800	1,108,140
Ashland Global Holdings, Inc.	16,523	2,040,590
Avery Dennison Corp.	20,000	1,664,200
Axalta Coating Systems Ltd. *	58,900	1,847,693
Balchem Corp.	9,800	795,368
Ball Corp.	40,000	3,075,600
Bemis Co., Inc.	21,600	970,488
Berry Global Group, Inc. *	24,600	1,230,000
Boise Cascade Co. *	5,500	167,750
Cabot Corp.	16,400	987,116
Calgon Carbon Corp.	12,500	181,875
Carpenter Technology Corp.	8,300	336,980
Celanese Corp., Series A	30,700	2,672,128
Century Aluminum Co. *	11,600	158,224
CF Industries Holdings, Inc.	58,500	1,564,290
Chase Corp.	5,200	533,000
Clearwater Paper Corp. *	5,472	265,939
Cliffs Natural Resources, Inc. *	65,500	440,160
Codexis, Inc. *	1,870	8,228
Coeur Mining, Inc. *	46,100	417,666
Commercial Metals Co.	22,800	424,992
Compass Minerals International, Inc.	7,300	481,800
Crown Holdings, Inc. *	33,100	1,856,579
Deltic Timber Corp.	1,500	116,055
Domtar Corp.	16,900	670,085

41
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
E.I. du Pont de Nemours & Co.	201,907	16,102,083
Eagle Materials, Inc.	11,543	1,107,782
Eastman Chemical Co.	35,480	2,829,530
Ecolab, Inc.	60,404	7,797,552
Ferro Corp. *	21,000	376,320
Flotek Industries, Inc. *(b)	13,300	159,733
FMC Corp.	32,000	2,343,360
Freeport-McMoRan, Inc. *	295,518	3,767,854
FutureFuel Corp.	8,300	128,318
GCP Applied Technologies, Inc. *	13,600	447,440
Graphic Packaging Holding Co.	74,400	1,010,352
Greif, Inc., Class A	11,300	662,406
H.B. Fuller Co.	9,000	475,470
Hawkins, Inc.	2,700	137,970
Haynes International, Inc.	2,500	105,725
Headwaters, Inc. *	12,000	285,120
Hecla Mining Co.	114,500	624,025
Huntsman Corp.	52,800	1,307,856
Ingevity Corp. *	8,661	547,635
Innophos Holdings, Inc.	5,300	254,082
Innospec, Inc.	4,200	277,200
International Flavors & Fragrances, Inc.	18,100	2,508,479
International Paper Co.	97,573	5,266,015
Kaiser Aluminum Corp.	3,600	303,876
KapStone Paper & Packaging Corp.	15,800	333,222
KMG Chemicals, Inc.	1,600	84,080
Koppers Holdings, Inc. *	4,800	203,760
Kraton Corp. *	11,900	389,249
Kronos Worldwide, Inc.	11,720	205,334
Louisiana-Pacific Corp. *	32,900	846,846
LyondellBasell Industries N.V., Class A	77,832	6,597,040
Martin Marietta Materials, Inc.	14,000	3,082,660
Materion Corp.	4,000	152,200
McEwen Mining, Inc.	31,130	94,635
Minerals Technologies, Inc.	6,200	487,940
Monsanto Co.	101,126	11,792,303
Myers Industries, Inc.	8,080	131,704
Neenah Paper, Inc.	4,231	331,499
NewMarket Corp.	1,900	894,330
Newmont Mining Corp.	118,874	4,019,130
Northern Technologies International Corp. *	14,276	221,992
Nucor Corp.	71,200	4,366,696
Olin Corp.	41,920	1,346,890
Olympic Steel, Inc.	1,400	31,570
OMNOVA Solutions, Inc. *	10,400	98,800
Owens-Illinois, Inc. *	33,600	733,152
P.H. Glatfelter Co.	7,000	150,570
Packaging Corp. of America	20,100	1,985,478
Platform Specialty Products Corp. *	54,000	765,180
PolyOne Corp.	24,210	949,274
PPG Industries, Inc.	60,300	6,623,352
Praxair, Inc.	63,800	7,973,724
Quaker Chemical Corp.	3,200	462,720
Rayonier Advanced Materials, Inc.	6,960	92,220
Reliance Steel & Aluminum Co.	16,700	1,316,294
Resolute Forest Products, Inc. *	28,000	175,000
Royal Gold, Inc.	16,100	1,137,948
RPM International, Inc.	29,700	1,561,032
Schnitzer Steel Industries, Inc., Class A	3,450	65,205
Schweitzer-Mauduit International, Inc.	10,500	452,025
Sealed Air Corp.	43,300	1,906,066
Sensient Technologies Corp.	13,700	1,120,660
Silgan Holdings, Inc.	6,900	418,278
Sonoco Products Co.	22,600	1,182,206
Steel Dynamics, Inc.	64,100	2,316,574
Stepan Co.	7,500	636,000
Summit Materials, Inc., Class A *	24,591	631,005
Security	Number of Shares	Value ($)
SunCoke Energy, Inc. *	15,217	139,540
TerraVia Holdings, Inc. *	359,100	169,352
The Chemours Co.	45,361	1,827,595
The Dow Chemical Co.	261,751	16,437,963
The Mosaic Co.	82,612	2,224,741
The Scotts Miracle-Gro Co.	12,500	1,207,500
The Sherwin-Williams Co.	18,601	6,225,383
The Valspar Corp.	18,000	2,023,920
TimkenSteel Corp. *	6,550	98,774
Tredegar Corp.	5,100	87,465
Trinseo S.A.	12,500	830,000
Tronox Ltd., Class A	27,600	455,676
United States Steel Corp.	46,000	1,026,720
Universal Stainless & Alloy Products, Inc. *	1,800	32,490
Valhi, Inc.	13,600	45,152
Vulcan Materials Co.	31,092	3,758,401
W.R. Grace & Co.	17,400	1,213,128
Westlake Chemical Corp.	7,500	466,875
WestRock Co.	60,669	3,249,432
Worthington Industries, Inc.	11,800	513,300
		195,770,445

Media 3.1%
A. H. Belo Corp., Class A	13,980	87,375
AMC Entertainment Holdings, Inc., Class A	21,900	663,570
AMC Networks, Inc., Class A *	15,100	901,168
Cable One, Inc.	900	613,674
CBS Corp., Class B - Non Voting Shares	91,190	6,069,606
Central European Media Enterprises Ltd., Class A *	9,900	40,590
Charter Communications, Inc., Class A *	50,372	17,386,400
Cinemark Holdings, Inc.	25,600	1,105,920
Comcast Corp., Class A	1,105,020	43,305,734
Discovery Communications, Inc., Class A *	26,061	750,036
Discovery Communications, Inc., Class C *	57,261	1,602,163
DISH Network Corp., Class A *	51,600	3,325,104
Entercom Communications Corp., Class A	11,000	139,150
Gannett Co., Inc.	19,500	163,020
Global Eagle Entertainment, Inc. *	17,114	53,053
Gray Television, Inc. *	25,500	373,575
John Wiley & Sons, Inc., Class A	9,000	474,300
Liberty Broadband Corp., Class A *	4,373	393,264
Liberty Broadband Corp., Class C *	17,496	1,594,935
Liberty Global plc LiLAC., Class A *	10,518	225,822
Liberty Global plc LiLAC., Class C *	38,896	849,489
Liberty Global plc, Class A *	59,475	2,106,605
Liberty Global plc, Series C *	145,775	5,045,273
Liberty Media Corp. - Liberty Braves, Class A *	1,749	43,428
Liberty Media Corp. - Liberty Braves, Class C *	7,098	174,043
Liberty Media Corp. - Liberty Formula One, Class A *	4,373	148,288
Liberty Media Corp. - Liberty Formula One, Class C *	10,672	373,733
Liberty Media Corp. - Liberty SiriusXM, Class A *	17,495	666,560
Liberty Media Corp. - Liberty SiriusXM, Class C *	42,690	1,621,793
Lions Gate Entertainment Corp., Class A	10,300	269,551
Lions Gate Entertainment Corp., Class B *	31,486	750,941
Live Nation Entertainment, Inc. *	35,657	1,146,729
Loral Space & Communications, Inc. *	2,800	107,380
Meredith Corp.	9,400	550,370
MSG Networks, Inc., Class A *	10,175	253,866

42
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
National CineMedia, Inc.	13,200	156,684
New Media Investment Group, Inc.	11,500	151,340
News Corp., Class A	97,287	1,237,491
News Corp., Class B	25,000	325,000
Nexstar Media Group, Inc.	6,798	469,062
Omnicom Group, Inc.	56,200	4,615,144
Regal Entertainment Group, Class A	22,794	503,064
Salem Media Group, Inc.	5,700	43,605
Scholastic Corp.	7,300	315,579
Scripps Networks Interactive, Inc., Class A	22,800	1,703,616
Sinclair Broadcast Group, Inc., Class A	18,400	725,880
Sirius XM Holdings, Inc. (b)	375,300	1,857,735
TEGNA, Inc.	46,100	1,174,628
The E.W. Scripps Co., Class A *	18,547	413,227
The Interpublic Group of Cos., Inc.	95,337	2,247,093
The Madison Square Garden Co., Class A *	3,791	764,910
The New York Times Co., Class A	40,200	580,890
The Walt Disney Co.	337,839	39,054,188
Time Warner, Inc.	181,357	18,003,309
Time, Inc.	19,122	290,654
Tribune Media Co., Class A	18,500	676,360
Twenty-First Century Fox, Inc., Class A	253,178	7,732,056
Twenty-First Century Fox, Inc., Class B	106,221	3,171,759
Viacom, Inc., Class B	84,322	3,588,744
World Wrestling Entertainment, Inc., Class A	5,700	122,151
		183,300,677

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	372,796	24,582,168
ACADIA Pharmaceuticals, Inc. *	24,600	844,518
Accelerate Diagnostics, Inc. *	10,300	281,190
Acceleron Pharma, Inc. *	12,500	412,750
Achillion Pharmaceuticals, Inc. *	19,800	67,518
Acorda Therapeutics, Inc. *	8,400	135,660
Aerie Pharmaceuticals, Inc. *	8,500	374,425
Agilent Technologies, Inc.	71,917	3,959,031
Agios Pharmaceuticals, Inc. *	6,000	298,260
Akorn, Inc. *	26,000	869,700
Albany Molecular Research, Inc. *	8,800	140,888
Alder Biopharmaceuticals, Inc. *	14,600	292,730
Alexion Pharmaceuticals, Inc. *	53,000	6,772,340
Alkermes plc *	38,241	2,227,538
Allergan plc	78,787	19,212,998
Alnylam Pharmaceuticals, Inc. *	16,600	889,760
AMAG Pharmaceuticals, Inc. *	6,600	161,040
Amgen, Inc.	170,689	27,876,927
Amicus Therapeutics, Inc. *	27,200	208,896
Aptevo Therapeutics, Inc. *	5,200	10,400
AquaBounty Technologies, Inc. *	237	1,841
Aratana Therapeutics, Inc. *	10,100	62,620
ArQule, Inc. *	21,000	20,790
Array BioPharma, Inc. *	62,184	539,135
Avexis, Inc. *	4,900	394,450
Bio-Rad Laboratories, Inc., Class A *	4,900	1,069,474
Bio-Techne Corp.	7,800	835,224
BioCryst Pharmaceuticals, Inc. *	23,900	151,526
Biogen, Inc. *	50,112	13,590,876
BioMarin Pharmaceutical, Inc. *	40,705	3,901,167
Bioverativ, Inc. *	24,006	1,411,793
Bluebird Bio, Inc. *	10,900	969,555
Blueprint Medicines Corp. *	8,100	377,298
Bristol-Myers Squibb Co.	388,253	21,761,581
Bruker Corp.	29,700	724,383
Calithera Biosciences, Inc. *	20,500	222,425
Cambrex Corp. *	7,200	427,320
Security	Number of Shares	Value ($)
Catalent, Inc. *	27,800	813,984
Celgene Corp. *	181,562	22,522,766
Celldex Therapeutics, Inc. *	25,800	85,914
Charles River Laboratories International, Inc. *	14,016	1,257,235
Clovis Oncology, Inc. *	10,600	613,634
Coherus Biosciences, Inc. *	13,200	253,440
Collegium Pharmaceutical, Inc. *	14,300	140,283
CytomX Therapeutics, Inc. *	19,500	306,345
Depomed, Inc. *	14,500	173,855
Dermira, Inc. *	9,400	320,164
Eagle Pharmaceuticals, Inc. *	2,500	226,475
Eli Lilly & Co.	227,189	18,643,129
Emergent BioSolutions, Inc. *	10,400	311,064
Endo International plc *	23,450	266,626
Endocyte, Inc. *	11,300	25,990
Enzo Biochem, Inc. *	43,981	387,033
Exact Sciences Corp. *	29,800	894,298
Exelixis, Inc. *	59,800	1,339,520
FibroGen, Inc. *	12,700	355,600
Five Prime Therapeutics, Inc. *	9,200	320,712
Flexion Therapeutics, Inc. *	11,400	232,674
Fluidigm Corp. *	6,000	29,640
Foundation Medicine, Inc. *	6,500	230,750
Galectin Therapeutics, Inc. *(b)	152,300	466,038
Genomic Health, Inc. *	8,400	276,024
Geron Corp. *(b)	46,200	118,272
Gilead Sciences, Inc.	306,892	21,037,447
Global Blood Therapeutics, Inc. *	8,100	234,495
Halozyme Therapeutics, Inc. *	28,000	390,320
Harvard Bioscience, Inc. *	19,300	46,320
Heron Therapeutics, Inc. *	8,200	125,870
Horizon Pharma plc *	42,700	656,726
Idera Pharmaceuticals, Inc. *	156,400	367,540
Ignyta, Inc. *	33,900	300,015
Illumina, Inc. *	34,200	6,322,212
ImmunoGen, Inc. *(b)	36,100	156,674
Immunomedics, Inc. *(b)	19,848	113,729
Impax Laboratories, Inc. *	13,800	193,890
INC Research Holdings, Inc., Class A *	14,000	630,000
Incyte Corp. *	41,300	5,132,764
Innoviva, Inc. *	13,700	161,455
Inovio Pharmaceuticals, Inc. *(b)	20,194	127,020
Insmed, Inc. *	15,000	276,750
Intercept Pharmaceuticals, Inc. *(b)	3,900	438,165
Intra-Cellular Therapies, Inc. *	8,000	110,560
Intrexon Corp. *(b)	15,900	331,356
Ionis Pharmaceuticals, Inc. *	29,400	1,416,786
Ironwood Pharmaceuticals, Inc. *	36,600	597,312
Jazz Pharmaceuticals plc *	14,400	2,293,632
Johnson & Johnson	635,509	78,466,296
Juno Therapeutics, Inc. *	18,800	468,872
Keryx Biopharmaceuticals, Inc. *(b)	24,800	146,816
Kite Pharma, Inc. *	11,900	976,752
Lannett Co., Inc. *(b)	8,800	228,800
Lexicon Pharmaceuticals, Inc. *	18,214	284,321
Ligand Pharmaceuticals, Inc. *	4,948	550,069
Luminex Corp.	12,900	242,907
MacroGenics, Inc. *	7,500	162,075
Mallinckrodt plc *	25,602	1,201,246
Merck & Co., Inc.	640,716	39,935,828
Merrimack Pharmaceuticals, Inc. *(b)	38,590	128,505
Mettler-Toledo International, Inc. *	5,900	3,029,178
MiMedx Group, Inc. *(b)	26,820	340,346
Momenta Pharmaceuticals, Inc. *	13,500	193,725
Mylan N.V. *	106,700	3,985,245
Myriad Genetics, Inc. *	16,600	305,274
Nektar Therapeutics *	43,600	827,092

43
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Neurocrine Biosciences, Inc. *	17,200	918,480
Novavax, Inc. *(b)	52,500	42,845
Omeros Corp. *(b)	8,800	143,616
OPKO Health, Inc. *(b)	77,300	600,621
Pacific Biosciences of California, Inc. *	17,500	68,950
Pacira Pharmaceuticals, Inc. *	13,200	640,860
PAREXEL International Corp. *	13,800	880,854
PerkinElmer, Inc.	23,577	1,400,710
Perrigo Co., plc	34,000	2,513,960
Pfizer, Inc.	1,393,425	47,264,976
Portola Pharmaceuticals, Inc. *	13,300	531,867
PRA Health Sciences, Inc. *	8,100	518,076
Prestige Brands Holdings, Inc. *	16,300	935,783
Progenics Pharmaceuticals Inc *	39,500	312,840
Proteostasis Therapeutics, Inc. *	18,300	110,624
Prothena Corp. plc *	8,919	482,785
PTC Therapeutics, Inc. *	5,885	71,503
Puma Biotechnology, Inc. *	9,700	393,820
Quintiles IMS Holdings, Inc. *	30,243	2,548,880
Radius Health, Inc. *	8,000	312,560
Reata Pharmaceuticals, Inc., Class A *(b)	9,700	201,178
Regeneron Pharmaceuticals, Inc. *	18,000	6,992,820
Repligen Corp. *	9,886	363,706
Retrophin, Inc. *	9,400	184,146
Revance Therapeutics, Inc. *	16,500	358,875
Rigel Pharmaceuticals, Inc. *	48,200	144,118
Sage Therapeutics, Inc. *	8,400	596,400
Sangamo Therapeutics, Inc. *	14,600	70,080
Sarepta Therapeutics, Inc. *	9,800	355,348
Seattle Genetics, Inc. *	23,400	1,598,220
Seres Therapeutics, Inc. *	20,000	196,600
Spark Therapeutics, Inc. *	5,900	342,023
Spectrum Pharmaceuticals, Inc. *	24,200	184,162
Spring Bank Pharmaceuticals, Inc. *	28,300	271,397
Sucampo Pharmaceuticals, Inc., Class A *	4,300	43,645
Supernus Pharmaceuticals, Inc. *	10,797	351,982
Synergy Pharmaceuticals, Inc. *(b)	47,900	197,348
TESARO, Inc. *	8,095	1,194,741
TG Therapeutics, Inc. *	13,000	143,650
The Medicines Co. *	17,700	872,964
TherapeuticsMD, Inc. *(b)	35,777	182,463
Theravance Biopharma, Inc. *	13,214	532,921
Thermo Fisher Scientific, Inc.	89,002	14,714,701
Trevena, Inc. *	56,700	185,409
Ultragenyx Pharmaceutical, Inc. *	12,000	772,680
United Therapeutics Corp. *	11,200	1,407,840
Vanda Pharmaceuticals, Inc. *	13,953	212,783
Vertex Pharmaceuticals, Inc. *	58,044	6,866,605
VWR Corp. *	19,000	536,940
Waters Corp. *	19,772	3,359,065
Xencor, Inc. *	19,900	510,833
ZIOPHARM Oncology, Inc. *(b)	33,811	238,029
Zoetis, Inc.	113,579	6,372,918
Zogenix, Inc. *	27,800	305,800
		471,183,045

Real Estate 4.1%
Acadia Realty Trust	23,300	677,564
Agree Realty Corp.	5,000	242,400
Alexander & Baldwin, Inc.	17,800	818,978
Alexander's, Inc.	1,400	608,734
Alexandria Real Estate Equities, Inc.	19,300	2,171,443
Altisource Residential Corp.	10,789	155,146
American Assets Trust, Inc.	8,000	342,640
American Campus Communities, Inc.	29,900	1,416,961
American Homes 4 Rent, Class A	44,300	1,021,115
American Realty Investors, Inc. *	1,537	11,820
Security	Number of Shares	Value ($)
American Tower Corp.	100,744	12,687,699
Apartment Investment & Management Co., Class A	39,211	1,715,089
Apple Hospitality REIT, Inc.	35,000	655,550
Ashford Hospitality Prime, Inc.	2,168	22,959
Ashford Hospitality Trust, Inc.	9,000	56,250
AvalonBay Communities, Inc.	32,619	6,192,391
Boston Properties, Inc.	34,000	4,304,400
Brandywine Realty Trust	45,663	774,901
Brixmor Property Group, Inc.	64,500	1,273,875
Camden Property Trust	23,800	1,959,454
Care Capital Properties, Inc.	16,741	449,831
CareTrust REIT, Inc.	7,131	121,370
CBL & Associates Properties, Inc.	54,085	500,286
CBRE Group, Inc., Class A *	65,800	2,356,298
Cedar Realty Trust, Inc.	33,200	178,616
Chatham Lodging Trust	8,234	159,410
Chesapeake Lodging Trust	18,500	431,235
Colony NorthStar, Inc., Class A	117,152	1,531,177
Colony Starwood Homes	23,740	820,692
Columbia Property Trust, Inc.	30,300	681,750
Consolidated-Tomoka Land Co.	2,000	108,460
CoreCivic, Inc.	30,985	1,067,433
CorEnergy Infrastructure Trust, Inc.	8,700	317,376
CoreSite Realty Corp.	7,300	714,305
Corporate Office Properties Trust	27,600	903,624
Cousins Properties, Inc.	117,997	1,001,795
Crown Castle International Corp.	83,623	7,910,736
CubeSmart	41,400	1,049,076
CyrusOne, Inc.	17,600	961,664
DCT Industrial Trust, Inc.	15,900	803,904
DDR Corp.	54,584	590,053
DiamondRock Hospitality Co.	59,386	653,840
Digital Realty Trust, Inc.	37,500	4,306,500
Douglas Emmett, Inc.	31,548	1,188,413
Duke Realty Corp.	79,590	2,207,031
DuPont Fabros Technology, Inc.	17,100	881,505
EastGroup Properties, Inc.	10,000	782,500
Education Realty Trust, Inc.	14,966	580,232
Empire State Realty Trust, Inc., Class A	22,502	468,042
EPR Properties	13,600	988,856
Equinix, Inc.	18,066	7,546,168
Equity Commonwealth *	33,150	1,060,468
Equity LifeStyle Properties, Inc.	20,700	1,674,837
Equity Residential	83,500	5,392,430
Essex Property Trust, Inc.	14,989	3,664,361
Extra Space Storage, Inc.	29,800	2,250,794
Federal Realty Investment Trust	17,100	2,238,219
FelCor Lodging Trust, Inc.	28,000	217,000
First Industrial Realty Trust, Inc.	33,800	951,132
First Potomac Realty Trust	14,800	162,800
Forest City Realty Trust, Inc., Class A	58,100	1,313,060
Forestar Group, Inc. *	4,933	69,802
Four Corners Property Trust, Inc.	11,616	271,001
Franklin Street Properties Corp.	22,500	272,925
FRP Holdings, Inc. *	8,500	362,950
Gaming & Leisure Properties, Inc.	50,948	1,772,990
Getty Realty Corp.	9,552	244,531
GGP, Inc.	143,409	3,099,068
Global Net Lease, Inc.	13,333	315,059
Government Properties Income Trust	22,900	488,228
Gramercy Property Trust	36,304	1,008,888
Griffin Industrial Realty, Inc.	300	9,081
HCP, Inc.	113,248	3,550,325
Healthcare Realty Trust, Inc.	24,600	806,880
Healthcare Trust of America, Inc., Class A	38,400	1,224,576
Hersha Hospitality Trust	10,000	184,400
HFF, Inc., Class A	9,800	307,720

44
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Highwoods Properties, Inc.	21,854	1,111,931
Hospitality Properties Trust	39,500	1,257,285
Host Hotels & Resorts, Inc.	166,663	2,991,601
Hudson Pacific Properties, Inc.	39,100	1,343,476
Investors Real Estate Trust	28,600	169,026
Invitation Homes, Inc. *	31,500	678,825
Iron Mountain, Inc.	60,173	2,091,613
iStar, Inc. *	36,990	452,388
Jones Lang LaSalle, Inc.	9,300	1,068,198
Kennedy-Wilson Holdings, Inc.	12,200	248,880
Kilroy Realty Corp.	20,000	1,410,600
Kimco Realty Corp.	93,295	1,892,956
Kite Realty Group Trust	15,825	322,197
Lamar Advertising Co., Class A	20,200	1,455,814
LaSalle Hotel Properties	19,700	562,632
Lexington Realty Trust	71,667	728,853
Liberty Property Trust	33,100	1,342,867
Life Storage, Inc.	11,826	927,040
LTC Properties, Inc.	8,700	416,208
Mack-Cali Realty Corp.	18,500	500,425
Maui Land & Pineapple Co., Inc. *	800	10,920
Medical Properties Trust, Inc.	65,300	853,471
Mid-America Apartment Communities, Inc.	24,966	2,476,877
Monmouth Real Estate Investment Corp.	18,100	271,500
Monogram Residential Trust, Inc.	55,400	563,972
National Health Investors, Inc.	9,500	695,115
National Retail Properties, Inc.	35,520	1,499,654
National Storage Affiliates Trust	22,300	546,350
New Century Financial Corp. *(e)	3,600	—
New Senior Investment Group, Inc.	20,583	214,475
NorthStar Realty Europe Corp.	10,512	122,255
Omega Healthcare Investors, Inc.	41,394	1,366,002
One Liberty Properties, Inc.	1,400	33,992
Outfront Media, Inc.	36,703	960,150
Paramount Group, Inc.	45,900	752,760
Park Hotels & Resorts, Inc.	26,021	667,959
Parkway, Inc.	9,712	195,697
Pebblebrook Hotel Trust	21,700	645,792
Pennsylvania Real Estate Investment Trust	13,900	192,515
Physicians Realty Trust	24,400	479,216
Piedmont Office Realty Trust, Inc., Class A	40,600	887,110
Potlatch Corp.	5,753	259,173
Preferred Apartment Communities, Inc., Class A	3,700	52,355
Prologis, Inc.	122,234	6,650,752
PS Business Parks, Inc.	6,800	826,472
Public Storage	35,297	7,390,486
QTS Realty Trust, Inc., Class A	9,100	486,304
Quality Care Properties, Inc. *	19,109	331,541
RAIT Financial Trust	16,199	49,731
Ramco-Gershenson Properties Trust	22,500	299,925
Rayonier, Inc.	32,182	908,176
RE/MAX Holdings, Inc., Class A	9,200	544,180
Realogy Holdings Corp.	29,400	898,170
Realty Income Corp.	62,935	3,672,257
Regency Centers Corp.	29,368	1,855,470
Retail Opportunity Investments Corp.	14,400	296,640
Retail Properties of America, Inc., Class A	60,000	800,400
Rexford Industrial Realty, Inc.	14,402	359,186
RLJ Lodging Trust	30,400	653,296
Ryman Hospitality Properties, Inc.	15,237	971,816
Sabra Health Care REIT, Inc.	13,700	372,503
Saul Centers, Inc.	4,700	282,235
SBA Communications Corp. *	28,900	3,655,561
Select Income REIT	14,600	365,876
Senior Housing Properties Trust	57,819	1,244,265
Seritage Growth Properties, Class A (b)	5,300	219,950
Security	Number of Shares	Value ($)
Silver Bay Realty Trust Corp.	13,033	279,297
Simon Property Group, Inc.	74,811	12,363,266
SL Green Realty Corp.	21,966	2,304,892
Spirit Realty Capital, Inc.	89,048	838,832
STAG Industrial, Inc.	11,900	313,684
STORE Capital Corp.	40,100	961,999
Summit Hotel Properties, Inc.	9,600	158,688
Sun Communities, Inc.	14,492	1,211,676
Sunstone Hotel Investors, Inc.	62,013	923,374
Tanger Factory Outlet Centers, Inc.	31,200	973,128
Taubman Centers, Inc.	15,400	963,270
Tejon Ranch Co. *	3,674	84,135
Terreno Realty Corp.	10,000	308,800
The GEO Group, Inc.	29,849	994,552
The Howard Hughes Corp. *	10,000	1,231,100
The Macerich Co.	27,405	1,710,894
The RMR Group, Inc., Class A	1,889	99,645
The St. Joe Co. *	18,800	329,000
Tier REIT, Inc.	20,000	346,200
UDR, Inc.	63,261	2,362,166
UMH Properties, Inc.	7,900	126,558
Uniti Group, Inc. *	42,753	1,173,997
Universal Health Realty Income Trust	4,700	327,825
Urban Edge Properties	16,046	409,173
Urstadt Biddle Properties, Inc., Class A	4,500	88,470
Ventas, Inc.	79,766	5,105,822
VEREIT, Inc.	256,000	2,142,720
Vornado Realty Trust	42,492	4,089,430
Washington Prime Group, Inc.	66,404	584,355
Washington Real Estate Investment Trust	9,700	307,199
Weingarten Realty Investors	23,175	759,445
Welltower, Inc.	82,058	5,862,223
Weyerhaeuser Co.	168,907	5,720,880
Whitestone REIT	2,100	26,334
WP Carey, Inc.	22,700	1,421,020
Xenia Hotels & Resorts, Inc.	35,200	614,592
		237,659,030

Retailing 5.1%
Aaron's, Inc.	14,675	527,419
Abercrombie & Fitch Co., Class A	11,800	141,482
Advance Auto Parts, Inc.	17,040	2,422,066
Amazon.com, Inc. *	92,425	85,492,201
America's Car-Mart, Inc. *	6,850	255,505
American Eagle Outfitters, Inc.	40,750	574,167
Asbury Automotive Group, Inc. *	6,500	397,800
Ascena Retail Group, Inc. *	34,141	133,491
AutoNation, Inc. *	13,800	579,600
AutoZone, Inc. *	6,800	4,706,892
Barnes & Noble Education, Inc. *	4,676	48,677
Barnes & Noble, Inc.	7,400	63,270
Bed Bath & Beyond, Inc.	35,500	1,375,625
Best Buy Co., Inc.	63,425	3,286,049
Big Lots, Inc.	9,200	464,508
Burlington Stores, Inc. *	17,000	1,681,640
Cabela's, Inc. *	12,700	693,420
Caleres, Inc.	6,675	192,374
CarMax, Inc. *	40,246	2,354,391
Chico's FAS, Inc.	26,200	362,084
Core-Mark Holding Co., Inc.	8,000	280,160
CST Brands, Inc.	21,286	1,027,901
Dick's Sporting Goods, Inc.	17,500	884,625
Dillard's, Inc., Class A	4,300	238,091
Dollar General Corp.	59,625	4,335,334
Dollar Tree, Inc. *	57,144	4,729,809
DSW, Inc., Class A	29,960	617,775
Etsy, Inc. *	31,300	336,788

45
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Expedia, Inc.	26,469	3,539,435
Express, Inc. *	12,600	108,738
Five Below, Inc. *	15,800	776,096
Foot Locker, Inc.	29,900	2,312,466
Francesca's Holdings Corp. *	13,300	209,874
Fred's, Inc., Class A (b)	6,700	98,624
FTD Cos., Inc. *	8,070	161,400
GameStop Corp., Class A	19,348	439,006
Genesco, Inc. *	8,500	453,050
Genuine Parts Co.	33,100	3,045,862
Group 1 Automotive, Inc.	7,900	544,705
Groupon, Inc. *	88,400	346,528
Guess?, Inc.	16,800	187,488
Hibbett Sports, Inc. *	12,443	323,518
HSN, Inc.	6,269	231,326
J.C. Penney Co., Inc. *(b)	72,200	388,436
Kirkland's, Inc. *	8,700	102,312
Kohl's Corp.	45,900	1,791,477
L Brands, Inc.	56,120	2,963,697
Lands' End, Inc. *(b)	7,747	182,829
Liberty Expedia Holdings, Inc., Class A *	10,138	489,767
Liberty Interactive Corp., QVC Group, Class A *	104,609	2,215,619
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	203,301
Liberty Ventures, Series A *	21,708	1,168,976
Lithia Motors, Inc., Class A	7,100	678,405
LKQ Corp. *	66,600	2,080,584
Lowe's Cos., Inc.	198,351	16,836,033
Lumber Liquidators Holdings, Inc. *	4,600	112,930
Macy's, Inc.	63,863	1,866,077
MarineMax, Inc. *	16,300	331,705
Monro Muffler Brake, Inc.	10,162	526,900
Murphy USA, Inc. *	6,875	478,294
Netflix, Inc. *	99,347	15,120,613
Nordstrom, Inc.	26,300	1,269,501
Nutrisystem, Inc.	13,300	710,885
O'Reilly Automotive, Inc. *	20,699	5,136,457
Office Depot, Inc.	99,656	495,290
Ollie's Bargain Outlet Holdings, Inc. *	10,377	397,439
Penske Automotive Group, Inc.	9,100	434,161
Pier 1 Imports, Inc.	15,800	106,492
Pool Corp.	9,962	1,191,654
Rent-A-Center, Inc. (b)	33,550	358,650
RH *(b)	6,300	302,211
Ross Stores, Inc.	90,000	5,850,000
Sally Beauty Holdings, Inc. *	31,150	592,473
Sears Holdings Corp. *(b)	26,785	273,743
Select Comfort Corp. *	12,200	376,980
Shoe Carnival, Inc.	6,300	159,831
Shutterfly, Inc. *	6,300	326,970
Signet Jewelers Ltd.	16,800	1,106,112
Sonic Automotive, Inc., Class A	11,200	219,520
Staples, Inc.	160,700	1,570,039
Tailored Brands, Inc.	21,100	260,163
Target Corp.	130,578	7,292,781
The Buckle, Inc. (b)	3,875	72,463
The Cato Corp., Class A	7,100	160,176
The Children's Place, Inc.	3,600	413,280
The Finish Line, Inc., Class A	7,161	113,215
The Gap, Inc.	51,800	1,357,160
The Home Depot, Inc.	284,763	44,451,504
The Michaels Cos., Inc. *	26,400	616,704
The Priceline Group, Inc. *	11,476	21,194,106
The TJX Cos., Inc.	153,647	12,082,800
Tiffany & Co.	25,600	2,346,240
Tile Shop Holdings, Inc.	13,900	296,765
Tractor Supply Co.	30,100	1,863,491
Security	Number of Shares	Value ($)
Trans World Entertainment Corp. *	9,700	18,430
TripAdvisor, Inc. *	27,672	1,245,517
Tuesday Morning Corp. *	10,800	35,100
Ulta Salon, Cosmetics & Fragrance, Inc. *	13,800	3,883,872
Urban Outfitters, Inc. *	18,000	411,840
Vitamin Shoppe, Inc. *	4,200	81,060
Wayfair, Inc., Class A *(b)	7,500	342,825
West Marine, Inc. *	8,200	89,872
Williams-Sonoma, Inc.	16,200	875,610
Winmark Corp.	1,700	219,470
Zumiez, Inc. *	10,500	188,475
		299,310,542

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc. *	12,500	922,500
Advanced Micro Devices, Inc. *	185,800	2,471,140
Amkor Technology, Inc. *	35,700	420,546
Analog Devices, Inc.	83,335	6,350,127
Applied Materials, Inc.	254,698	10,343,286
AXT, Inc. *	3,500	23,625
Broadcom Ltd.	92,604	20,447,889
Brooks Automation, Inc.	11,885	300,215
Cabot Microelectronics Corp.	5,660	443,461
Cavium, Inc. *	17,370	1,195,924
CEVA, Inc. *	7,233	260,388
Cirrus Logic, Inc. *	19,100	1,229,085
Cohu, Inc.	7,500	140,475
Cree, Inc. *	20,900	457,292
Cypress Semiconductor Corp.	69,226	969,856
Diodes, Inc. *	11,012	257,571
DSP Group, Inc. *	6,300	78,435
Entegris, Inc. *	35,399	877,895
Exar Corp. *	9,834	127,940
First Solar, Inc. *	16,479	486,954
FormFactor, Inc. *	14,600	162,060
GSI Technology, Inc. *	8,500	68,255
Inphi Corp. *	14,400	596,448
Integrated Device Technology, Inc. *	26,920	645,811
Intel Corp.	1,103,197	39,880,572
IXYS Corp.	6,900	96,255
KLA-Tencor Corp.	38,000	3,732,360
Kopin Corp. *	19,600	79,968
Kulicke & Soffa Industries, Inc. *	18,500	412,920
Lam Research Corp.	37,167	5,383,640
Lattice Semiconductor Corp. *	25,100	172,186
MACOM Technology Solutions Holdings, Inc. *	8,619	421,297
Marvell Technology Group Ltd.	111,400	1,673,228
Maxim Integrated Products, Inc.	61,700	2,724,055
MaxLinear, Inc. *	14,822	412,496
Microchip Technology, Inc.	53,380	4,034,462
Micron Technology, Inc. *	240,907	6,665,897
Microsemi Corp. *	26,738	1,255,082
MKS Instruments, Inc.	14,000	1,095,500
Monolithic Power Systems, Inc.	9,600	878,400
Nanometrics, Inc. *	5,300	167,242
NVIDIA Corp.	135,300	14,111,790
ON Semiconductor Corp. *	101,065	1,433,102
PDF Solutions, Inc. *	9,699	184,475
Photronics, Inc. *	18,000	207,000
Power Integrations, Inc.	8,900	586,955
Qorvo, Inc. *	30,074	2,045,934
QUALCOMM, Inc.	341,339	18,343,558
Rambus, Inc. *	19,600	245,392
Rudolph Technologies, Inc. *	16,418	402,241
Semtech Corp. *	21,700	741,055
Silicon Laboratories, Inc. *	9,200	654,580

46
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Skyworks Solutions, Inc.	43,489	4,337,593
SunPower Corp. *(b)	15,500	107,570
Synaptics, Inc. *	8,450	462,806
Teradyne, Inc.	44,059	1,553,961
Texas Instruments, Inc.	230,797	18,274,506
Ultratech, Inc. *	4,800	146,496
Veeco Instruments, Inc. *	8,800	290,400
Versum Materials, Inc.	24,700	790,894
Xcerra Corp. *	19,192	188,082
Xilinx, Inc.	58,500	3,691,935
Xperi Corp.	11,100	372,960
		187,536,023

Software & Services 12.7%
2U, Inc. *	7,000	317,800
8x8, Inc. *	25,000	363,750
Accenture plc, Class A	145,797	17,685,176
ACI Worldwide, Inc. *	23,100	496,419
Activision Blizzard, Inc.	164,532	8,596,797
Actua Corp. *	8,050	112,700
Acxiom Corp. *	13,300	384,370
Adobe Systems, Inc. *	116,610	15,595,421
Akamai Technologies, Inc. *	41,438	2,525,232
Alliance Data Systems Corp.	13,044	3,256,174
Alphabet, Inc., Class A *	69,376	64,139,500
Alphabet, Inc., Class C *	69,027	62,535,701
Amdocs Ltd.	34,600	2,118,904
Angie's List, Inc. *	22,248	130,818
ANSYS, Inc. *	19,286	2,124,546
Aspen Technology, Inc. *	15,400	946,946
Autodesk, Inc. *	46,600	4,197,262
Automatic Data Processing, Inc.	104,862	10,957,030
Bankrate, Inc. *	14,600	154,760
Bazaarvoice, Inc. *	15,200	71,440
Blackbaud, Inc.	13,400	1,077,494
Blackhawk Network Holdings, Inc. *	19,203	776,761
Blucora, Inc. *	11,572	213,503
Booz Allen Hamilton Holding Corp.	32,700	1,174,911
Bottomline Technologies de, Inc. *	8,800	205,040
Broadridge Financial Solutions, Inc.	30,725	2,148,906
BroadSoft, Inc. *	12,900	495,360
CA, Inc.	78,408	2,574,135
CACI International, Inc., Class A *	4,100	483,800
Cadence Design Systems, Inc. *	62,500	2,035,625
Callidus Software, Inc. *	16,546	348,293
Carbonite, Inc. *	14,300	308,880
Cardtronics plc, Class A *	8,800	365,904
CDK Global, Inc.	32,620	2,120,626
Citrix Systems, Inc. *	34,200	2,768,148
Cognizant Technology Solutions Corp., Class A *	138,000	8,311,740
CommerceHub, Inc., Series A *	2,534	40,544
CommerceHub, Inc., Series C *	5,069	80,698
CommVault Systems, Inc. *	13,100	660,895
Conduent, Inc. *	38,811	633,007
Convergys Corp.	26,600	598,766
CoreLogic, Inc. *	23,100	987,294
Cornerstone OnDemand, Inc. *	12,500	491,000
CoStar Group, Inc. *	7,900	1,903,031
Covisint Corp. *	4,460	8,920
CSG Systems International, Inc.	8,900	333,839
CSRA, Inc.	36,138	1,050,893
Dell Technologies, Inc., Class V *	50,677	3,400,933
Digimarc Corp. *(b)	3,542	102,187
DST Systems, Inc.	8,200	1,009,502
DXC Technology Co. *	68,704	5,176,159
eBay, Inc. *	235,644	7,872,866
Security	Number of Shares	Value ($)
Ebix, Inc.	8,303	512,295
Edgewater Technology, Inc. *	767	5,576
Electronic Arts, Inc. *	72,400	6,864,968
Ellie Mae, Inc. *	8,393	854,072
Endurance International Group Holdings, Inc. *	42,300	321,480
EnerNOC, Inc. *	9,754	55,110
Envestnet, Inc. *	7,300	254,040
EPAM Systems, Inc. *	12,000	924,000
Euronet Worldwide, Inc. *	11,900	983,178
Everi Holdings, Inc. *	28,300	179,705
EVERTEC, Inc.	14,000	221,900
ExlService Holdings, Inc. *	7,200	343,512
Facebook, Inc., Class A *	549,607	82,578,452
Fair Isaac Corp.	8,544	1,157,541
Fidelity National Information Services, Inc.	77,891	6,557,643
FireEye, Inc. *	39,700	496,647
First Data Corp., Class A *	35,000	546,700
Fiserv, Inc. *	48,600	5,790,204
FleetCor Technologies, Inc. *	21,800	3,076,852
Forrester Research, Inc.	6,800	275,740
Fortinet, Inc. *	34,800	1,357,200
Gartner, Inc. *	19,356	2,208,326
Genpact Ltd.	28,274	690,451
Gigamon, Inc. *	9,700	307,490
Global Payments, Inc.	38,028	3,109,169
Glu Mobile, Inc. *	38,900	89,859
GoDaddy, Inc., Class A *	15,100	587,692
Gogo, Inc. *(b)	16,000	201,760
GrubHub, Inc. *	20,400	876,792
GSE Systems, Inc. *	2,424	8,242
Guidewire Software, Inc. *	19,500	1,199,055
Hortonworks, Inc. *	26,900	280,029
HubSpot, Inc. *	11,300	757,665
IAC/InterActiveCorp *	18,072	1,500,157
Imperva, Inc. *	8,262	367,246
Information Services Group, Inc. *	7,500	23,625
International Business Machines Corp.	200,351	32,114,262
Intuit, Inc.	56,930	7,128,205
j2 Global, Inc.	13,300	1,200,192
Jack Henry & Associates, Inc.	19,400	1,880,248
Jive Software, Inc. *	27,994	141,370
Leaf Group Ltd. *	5,920	49,432
Leidos Holdings, Inc.	37,900	1,995,814
Liquidity Services, Inc. *	15,481	120,752
LivePerson, Inc. *	19,700	138,885
LogMeIn, Inc.	13,477	1,522,901
Manhattan Associates, Inc. *	16,300	761,047
ManTech International Corp., Class A	8,600	305,300
MasterCard, Inc., Class A	218,356	25,399,170
MAXIMUS, Inc.	16,300	994,137
Microsoft Corp.	1,801,718	123,345,614
MicroStrategy, Inc., Class A *	2,256	429,024
Mitek Systems, Inc. *	34,300	300,125
MoneyGram International, Inc. *	9,037	160,949
Monotype Imaging Holdings, Inc.	6,500	132,275
NeuStar, Inc., Class A *	20,100	667,320
New Relic, Inc. *	7,000	279,860
NIC, Inc.	26,000	555,100
Nuance Communications, Inc. *	59,974	1,072,935
Oracle Corp.	697,513	31,360,184
Pandora Media, Inc. *	55,300	600,005
Paychex, Inc.	73,664	4,366,802
Paycom Software, Inc. *	10,700	644,675
Paylocity Holding Corp. *	8,900	351,016
PayPal Holdings, Inc. *	261,944	12,499,968
Pegasystems, Inc.	12,800	583,040
Perficient, Inc. *	7,800	135,876

47
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PRGX Global, Inc. *	11,000	72,050
Progress Software Corp.	9,300	276,396
Proofpoint, Inc. *	9,000	678,330
PROS Holdings, Inc. *	7,826	192,911
PTC, Inc. *	29,380	1,587,989
Qualys, Inc. *	5,600	215,040
Quotient Technology, Inc. *	18,100	197,290
RealPage, Inc. *	12,600	466,830
Red Hat, Inc. *	43,564	3,837,117
Reis, Inc.	1,400	26,320
Rightside Group Ltd. *	5,920	59,437
RingCentral, Inc., Class A *	24,600	785,970
Sabre Corp.	43,200	1,011,312
salesforce.com, Inc. *	154,322	13,290,211
Science Applications International Corp.	11,785	860,187
ServiceNow, Inc. *	38,800	3,665,824
ServiceSource International, Inc. *	14,400	54,144
Shutterstock, Inc. *	4,000	172,920
Splunk, Inc. *	32,500	2,090,075
SPS Commerce, Inc. *	4,300	237,618
SS&C Technologies Holdings, Inc.	42,400	1,557,776
Stamps.com, Inc. *	5,827	618,536
StarTek, Inc. *	3,900	35,412
Sykes Enterprises, Inc. *	11,026	328,685
Symantec Corp.	139,573	4,414,694
Synchronoss Technologies, Inc. *	8,100	129,600
Synopsys, Inc. *	37,884	2,792,051
Syntel, Inc.	8,600	151,446
Tableau Software, Inc., Class A *	17,742	952,391
Take-Two Interactive Software, Inc. *	22,600	1,420,410
TeleTech Holdings, Inc.	9,100	284,375
Teradata Corp. *	27,000	787,860
The Hackett Group, Inc.	7,200	142,776
The Ultimate Software Group, Inc. *	6,600	1,337,622
The Western Union Co.	102,032	2,026,356
TiVo Corp.	36,770	726,207
Total System Services, Inc.	36,904	2,114,968
Travelport Worldwide Ltd.	42,100	554,457
Twitter, Inc. *	136,400	2,247,872
Tyler Technologies, Inc. *	8,600	1,406,874
Unisys Corp. *	18,200	205,660
Vantiv, Inc., Class A *	34,600	2,146,584
VASCO Data Security International, Inc. *	9,200	124,200
Verint Systems, Inc. *	16,210	637,053
VeriSign, Inc. *	22,275	1,980,693
Virtusa Corp. *	4,700	145,606
Visa, Inc., Class A	431,504	39,361,795
VMware, Inc., Class A *(b)	17,100	1,609,452
Web.com Group, Inc. *	18,523	357,494
WebMD Health Corp. *	7,074	383,623
WEX, Inc. *	8,900	902,994
Workday, Inc., Class A *	26,604	2,325,190
Yahoo! Inc. *	205,444	9,904,455
Yelp, Inc. *	14,300	506,363
Zendesk, Inc. *	27,000	776,250
Zillow Group, Inc., Class A *	8,797	338,597
Zillow Group, Inc., Class C *	26,594	1,037,166
Zynga, Inc., Class A *	212,600	614,414
		740,437,190

Technology Hardware & Equipment 5.5%
3D Systems Corp. *(b)	18,800	297,604
Acacia Communications, Inc. *(b)	3,100	142,104
ADTRAN, Inc.	22,200	444,000
Agilysys, Inc. *	8,460	83,754
Amphenol Corp., Class A	67,700	4,895,387
Anixter International, Inc. *	8,200	668,710
Security	Number of Shares	Value ($)
Apple, Inc.	1,224,362	175,879,601
Arista Networks, Inc. *	8,600	1,200,904
ARRIS International plc *	43,075	1,119,519
Arrow Electronics, Inc. *	18,532	1,306,506
Avnet, Inc.	26,588	1,028,690
AVX Corp.	14,000	236,740
Badger Meter, Inc.	8,000	318,000
Belden, Inc.	11,600	808,520
Benchmark Electronics, Inc. *	7,830	248,211
Black Box Corp.	4,100	40,590
Brocade Communications Systems, Inc.	87,737	1,102,854
CalAmp Corp. *	4,000	71,760
CDW Corp.	35,900	2,121,331
Ciena Corp. *	34,970	801,163
Cisco Systems, Inc.	1,162,640	39,611,145
Cognex Corp.	21,500	1,834,810
Coherent, Inc. *	5,500	1,185,800
CommScope Holding Co., Inc. *	47,382	1,991,939
Communications Systems, Inc.	53,328	229,844
Comtech Telecommunications Corp.	4,175	58,492
Corning, Inc.	217,007	6,260,652
Cray, Inc. *	7,600	136,040
CTS Corp.	8,800	194,480
CUI Global, Inc. *(b)	56,600	249,606
Daktronics, Inc.	8,700	82,302
Diebold Nixdorf, Inc.	23,500	662,700
Digi International, Inc. *	9,100	112,840
Dolby Laboratories, Inc., Class A	18,600	980,778
EchoStar Corp., Class A *	11,940	687,266
Electro Scientific Industries, Inc. *	9,900	69,102
Electronics For Imaging, Inc. *	15,500	709,590
Extreme Networks, Inc. *	27,500	214,912
F5 Networks, Inc. *	15,100	1,949,863
Fabrinet *	11,108	385,114
FARO Technologies, Inc. *	3,000	109,950
Finisar Corp. *	25,800	589,272
Fitbit, Inc., Class A *	39,300	224,796
FLIR Systems, Inc.	38,000	1,395,740
Harmonic, Inc. *	20,042	116,244
Harris Corp.	28,655	3,206,208
Hewlett Packard Enterprise Co.	389,936	7,264,508
HP, Inc.	404,136	7,605,840
I.D. Systems, Inc. *	5,500	36,135
II-VI, Inc. *	13,000	430,950
Immersion Corp. *	4,300	37,711
Infinera Corp. *	27,300	270,816
Insight Enterprises, Inc. *	8,950	376,795
InterDigital, Inc.	10,000	899,000
InvenSense, Inc. *	42,200	542,692
IPG Photonics Corp. *	9,800	1,237,936
Itron, Inc. *	5,700	369,645
Jabil Circuit, Inc.	35,300	1,024,406
Juniper Networks, Inc.	85,665	2,575,947
Keysight Technologies, Inc. *	44,058	1,649,091
Kimball Electronics, Inc. *	6,825	117,731
Knowles Corp. *	13,900	246,447
Littelfuse, Inc.	5,300	816,995
Lumentum Holdings, Inc. *	13,510	577,552
Maxwell Technologies, Inc. *	7,700	46,970
Methode Electronics, Inc.	9,500	423,225
MOCON, Inc.	600	17,910
Motorola Solutions, Inc.	37,933	3,261,100
MTS Systems Corp.	3,781	175,627
National Instruments Corp.	26,112	911,570
NCR Corp. *	35,100	1,447,875
Neonode, Inc. *(b)	31,951	53,997
NetApp, Inc.	64,900	2,586,265
NETGEAR, Inc. *	6,000	282,900

48
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NetScout Systems, Inc. *	26,000	978,900
Oclaro, Inc. *(b)	37,600	301,176
OSI Systems, Inc. *	7,500	580,500
Palo Alto Networks, Inc. *	22,000	2,385,020
Park Electrochemical Corp.	3,600	62,352
PC Connection, Inc.	7,000	201,180
PC-Tel, Inc.	8,900	68,886
Plantronics, Inc.	6,000	327,600
Plexus Corp. *	6,500	337,935
Pure Storage, Inc., Class A *	23,900	253,579
Quantum Corp. *	15,625	123,906
Radisys Corp. *	3,500	14,035
Richardson Electronics Ltd.	7,300	43,654
Rogers Corp. *	4,200	432,348
Sanmina Corp. *	20,900	778,525
ScanSource, Inc. *	6,300	248,850
Seagate Technology plc	72,766	3,065,632
Sonus Networks, Inc. *	10,860	83,405
Super Micro Computer, Inc. *	8,200	200,080
SYNNEX Corp.	8,400	910,812
Systemax, Inc.	8,000	105,920
TE Connectivity Ltd.	84,600	6,545,502
Tech Data Corp. *	8,300	793,895
TESSCO Technologies, Inc.	4,025	56,350
Trimble, Inc. *	62,084	2,199,636
TTM Technologies, Inc. *	11,000	184,030
Ubiquiti Networks, Inc. *	7,700	396,704
Uni-Pixel, Inc. *	161,500	74,936
Universal Display Corp.	10,100	902,435
VeriFone Systems, Inc. *	33,100	613,674
ViaSat, Inc. *	10,700	685,121
Viavi Solutions, Inc. *	37,553	375,530
Vishay Intertechnology, Inc.	36,488	596,579
Vishay Precision Group, Inc. *	5,620	96,664
Western Digital Corp.	64,998	5,789,372
Xerox Corp.	194,056	1,395,263
Zebra Technologies Corp., Class A *	13,275	1,251,434
		324,814,489

Telecommunication Services 2.0%
AT&T, Inc.	1,436,907	56,944,624
ATN International, Inc.	3,250	224,868
CenturyLink, Inc.	123,078	3,159,412
Cincinnati Bell, Inc. *	12,293	231,723
Cogent Communications Holdings, Inc.	9,900	445,500
Consolidated Communications Holdings, Inc. (b)	16,757	396,638
Frontier Communications Corp. (b)	257,368	483,852
General Communication, Inc., Class A *	10,500	393,120
Iridium Communications, Inc. *	17,544	185,966
Level 3 Communications, Inc. *	69,225	4,206,111
Lumos Networks Corp. *	1,500	26,865
Shenandoah Telecommunications Co.	14,200	454,400
Spok Holdings, Inc.	5,500	98,725
Sprint Corp. *	179,505	1,620,930
Straight Path Communications, Inc., Class B *	1,900	244,834
T-Mobile US, Inc. *	62,895	4,230,947
Telephone & Data Systems, Inc.	22,222	610,216
United States Cellular Corp. *	5,400	211,572
Verizon Communications, Inc.	957,069	43,939,038
Vonage Holdings Corp. *	36,400	244,244
Windstream Holdings, Inc.	32,157	177,507
Zayo Group Holdings, Inc. *	21,207	743,730
		119,274,822

Security	Number of Shares	Value ($)
Transportation 2.1%
Alaska Air Group, Inc.	29,681	2,525,556
Allegiant Travel Co.	3,200	465,280
AMERCO	1,000	374,460
American Airlines Group, Inc.	114,597	4,884,124
ArcBest Corp.	4,800	126,960
Atlas Air Worldwide Holdings, Inc. *	6,500	377,000
Avis Budget Group, Inc. *	20,600	628,300
C.H. Robinson Worldwide, Inc.	33,200	2,413,640
Celadon Group, Inc.	8,890	35,116
Covenant Transport Group, Inc., Class A *	3,000	56,190
CSX Corp.	216,300	10,996,692
Delta Air Lines, Inc.	173,311	7,875,252
Expeditors International of Washington, Inc.	40,900	2,294,081
FedEx Corp.	55,763	10,578,241
Forward Air Corp.	4,600	244,582
Genesee & Wyoming, Inc., Class A *	14,800	1,002,848
Hawaiian Holdings, Inc. *	10,700	581,010
Heartland Express, Inc.	16,241	326,769
Hertz Global Holdings, Inc. *	7,460	123,015
Hub Group, Inc., Class A *	7,100	277,965
JB Hunt Transport Services, Inc.	19,600	1,757,336
JetBlue Airways Corp. *	70,599	1,541,176
Kansas City Southern	26,555	2,391,809
Kirby Corp. *	15,000	1,059,000
Knight Transportation, Inc.	14,650	502,495
Landstar System, Inc.	9,700	828,865
Macquarie Infrastructure Corp.	18,600	1,513,482
Marten Transport Ltd.	9,476	235,005
Matson, Inc.	10,500	332,850
Norfolk Southern Corp.	69,100	8,118,559
Old Dominion Freight Line, Inc.	15,102	1,336,829
Park-Ohio Holdings Corp.	3,600	141,660
Roadrunner Transportation Systems, Inc. *	4,900	32,928
Ryder System, Inc.	15,560	1,056,680
Saia, Inc. *	4,450	214,267
SkyWest, Inc.	14,300	531,960
Southwest Airlines Co.	146,115	8,214,585
Spirit Airlines, Inc. *	14,000	801,780
Swift Transportation Co. *	19,000	467,020
Union Pacific Corp.	190,270	21,302,629
United Continental Holdings, Inc. *	66,766	4,687,641
United Parcel Service, Inc., Class B	161,541	17,359,196
Universal Logistics Holdings, Inc.	3,300	46,035
Werner Enterprises, Inc.	10,032	273,874
XPO Logistics, Inc. *	22,010	1,087,074
YRC Worldwide, Inc. *	8,600	91,676
		122,113,492

Utilities 3.2%
AES Corp.	138,596	1,567,521
ALLETE, Inc.	14,633	1,022,993
Alliant Energy Corp.	52,600	2,068,232
Ameren Corp.	54,476	2,979,292
American Electric Power Co., Inc.	112,120	7,605,100
American States Water Co.	9,600	427,392
American Water Works Co., Inc.	42,400	3,381,824
Aqua America, Inc.	45,967	1,521,048
Artesian Resources Corp., Class A	4,000	153,640
Atmos Energy Corp.	22,672	1,836,885
Avangrid, Inc.	16,400	713,400
Avista Corp.	15,800	637,372
Black Hills Corp.	13,400	911,468
Cadiz, Inc. *	6,356	95,976
California Water Service Group	11,300	403,410

49
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Calpine Corp. *	65,100	664,020
CenterPoint Energy, Inc.	104,900	2,992,797
Chesapeake Utilities Corp.	2,770	203,041
CMS Energy Corp.	70,959	3,221,539
Connecticut Water Service, Inc.	5,100	273,717
Consolidated Edison, Inc.	71,510	5,669,313
Delta Natural Gas Co., Inc.	1,291	39,117
Dominion Resources, Inc.	144,154	11,161,844
DTE Energy Co.	40,348	4,219,997
Duke Energy Corp.	164,950	13,608,375
Dynegy, Inc. *	27,300	175,266
Edison International	78,210	6,254,454
El Paso Electric Co.	11,300	583,080
Entergy Corp.	37,993	2,897,346
Eversource Energy	73,136	4,344,278
Exelon Corp.	212,569	7,361,264
FirstEnergy Corp.	104,456	3,127,413
Genie Energy Ltd., Class B	12,800	101,760
Great Plains Energy, Inc.	41,341	1,223,280
Hawaiian Electric Industries, Inc.	27,100	908,392
IDACORP, Inc.	13,300	1,124,116
MDU Resources Group, Inc.	45,325	1,219,243
MGE Energy, Inc.	9,950	639,785
Middlesex Water Co.	9,400	358,328
National Fuel Gas Co.	20,700	1,146,366
New Jersey Resources Corp.	20,150	813,053
NextEra Energy, Inc.	108,672	14,514,232
NiSource, Inc.	65,764	1,594,777
Northwest Natural Gas Co.	6,300	375,480
NorthWestern Corp.	10,900	651,602
NRG Energy, Inc.	63,356	1,070,716
NRG Yield, Inc., Class A	8,300	143,922
NRG Yield, Inc., Class C	30,600	541,620
OGE Energy Corp.	41,200	1,432,936
ONE Gas, Inc.	8,525	586,776
Ormat Technologies, Inc.	8,600	507,916
Otter Tail Corp.	7,800	308,100
Pattern Energy Group, Inc.	14,497	319,224
PG&E Corp.	116,600	7,818,030
Pinnacle West Capital Corp.	28,000	2,382,520
PNM Resources, Inc.	21,200	789,700
Portland General Electric Co.	24,800	1,124,432
PPL Corp.	159,200	6,067,112
Public Service Enterprise Group, Inc.	121,300	5,343,265
Pure Cycle Corp. *	8,000	55,600
SCANA Corp.	31,005	2,055,942
Sempra Energy	56,096	6,339,970
SJW Group.	4,470	218,315
South Jersey Industries, Inc.	19,400	727,888
Southwest Gas Holdings, Inc.	13,400	1,122,384
Spire, Inc.	10,800	740,340
TerraForm Power, Inc., Class A *	9,400	118,346
The Southern Co.	231,773	11,542,295
The York Water Co.	6,100	228,750
UGI Corp.	36,400	1,825,824
Unitil Corp.	7,200	348,696
Vectren Corp.	23,366	1,388,408
WEC Energy Group, Inc.	74,077	4,483,140
Westar Energy, Inc.	33,000	1,716,990
WGL Holdings, Inc.	10,700	882,322
Xcel Energy, Inc.	123,508	5,564,035
		184,588,342
Total Common Stock
(Cost $3,472,334,120)		5,824,673,305

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(e)	18,400	31,280

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(e)	31,000	34,410
FRD Acquisition Co. CVR *(e)	8,700	—
		34,410

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(e)	8,900	—
Total Rights
(Cost $34,633)		65,690

Other Investment Company 0.4% of net assets

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.67% (c)	22,506,953	22,506,953
Total Other Investment Company
(Cost $22,506,953)		22,506,953
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Barclays Capital, Inc.
0.42%, 05/01/17 (d)	11,400,000	11,400,000
Total Short-Term Investment
(Cost $11,400,000)		11,400,000

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $3,542,250,210 and the unrealized appreciation and depreciation were $2,421,357,911 and ($104,962,173), respectively, with a net unrealized appreciation of $2,316,395,738.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $21,538,581.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

50
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 06/16/17	40	2,796,800	42,209
S&P 500 Index, e-mini, Long, expires 06/16/17	135	16,068,375	192,159
Net Unrealized Appreciation			234,368
51
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.6%	Common Stock	2,717,668,950	3,311,221,395
0.6%	Preferred Stock	18,339,785	20,066,159
0.0%	Rights	151,087	121,959
0.6%	Other Investment Company	22,103,193	22,103,193
1.1%	Short-Term Investments	39,047,407	39,047,407
99.9%	Total Investments	2,797,310,422	3,392,560,113
0.1%	Other Assets and Liabilities, Net		1,777,965
100.0%	Net Assets		3,394,338,078

Security	Number of Shares	Value ($)
Common Stock 97.6% of net assets

Australia 7.2%
Banks 2.6%
Australia & New Zealand Banking Group Ltd.	733,288	17,950,141
Bank of Queensland Ltd.	89,063	796,857
Bendigo & Adelaide Bank Ltd.	117,885	1,084,860
Commonwealth Bank of Australia	431,753	28,199,475
National Australia Bank Ltd.	665,884	16,901,559
Westpac Banking Corp.	839,116	21,997,222
		86,930,114
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	730,483
Commercial & Professional Services 0.1%
Brambles Ltd.	392,318	3,035,790
SEEK Ltd.	87,652	1,116,526
		4,152,316
Consumer Services 0.2%
Aristocrat Leisure Ltd.	139,618	2,051,780
Crown Resorts Ltd.	86,330	807,214
Domino's Pizza Enterprises Ltd.	14,586	667,017
Flight Centre Travel Group Ltd.	11,202	263,490
Tabcorp Holdings Ltd.	197,467	701,556
Tatts Group Ltd.	359,783	1,157,430
		5,648,487
Diversified Financials 0.3%
AMP Ltd.	751,244	3,009,989
ASX Ltd.	47,112	1,786,002
Challenger Ltd.	134,444	1,327,889
Macquarie Group Ltd.	77,669	5,395,418
		11,519,298
Energy 0.3%
Caltex Australia Ltd.	64,807	1,446,575
Oil Search Ltd.	349,709	1,887,008
Origin Energy Ltd. *	452,042	2,432,563
Santos Ltd. *	445,659	1,156,975
Woodside Petroleum Ltd.	191,493	4,609,518
		11,532,639
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	282,940	9,107,711
Woolworths Ltd.	318,979	6,412,007
		15,519,718
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	149,082	1,044,828
Treasury Wine Estates Ltd.	179,536	1,611,938
		2,656,766
Health Care Equipment & Services 0.2%
Cochlear Ltd.	13,562	1,419,675
Healthscope Ltd.	411,020	678,815
Ramsay Health Care Ltd.	33,875	1,816,448
Sonic Healthcare Ltd.	96,015	1,587,259
		5,502,197
Insurance 0.3%
Insurance Australia Group Ltd.	597,474	2,773,402
Medibank Pvt Ltd.	707,986	1,541,258
QBE Insurance Group Ltd.	339,813	3,264,845
Suncorp Group Ltd.	325,817	3,358,730
		10,938,235
Materials 1.1%
Alumina Ltd.	652,303	895,460
Amcor Ltd.	289,149	3,399,893
BHP Billiton Ltd.	801,347	14,267,129
Boral Ltd.	290,039	1,336,948
Fortescue Metals Group Ltd.	384,488	1,523,976
Incitec Pivot Ltd.	440,834	1,248,950
James Hardie Industries plc CDI	108,813	1,841,154
Newcrest Mining Ltd.	194,698	3,123,604
Orica Ltd.	96,446	1,336,213
Rio Tinto Ltd.	107,310	4,858,105
South32 Ltd.	1,361,508	2,821,448
		36,652,880
Media 0.0%
REA Group Ltd.	11,834	543,469
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	114,138	11,317,930
Real Estate 0.6%
Dexus Property Group	239,107	1,825,807
Goodman Group	454,420	2,759,102
LendLease Group	136,065	1,633,549
Mirvac Group	951,910	1,616,820
Scentre Group	1,341,771	4,329,226
Stockland	608,687	2,209,135
The GPT Group	438,599	1,722,851
Vicinity Centres	803,376	1,731,611
Westfield Corp.	484,604	3,295,536
		21,123,637
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	416,590
Software & Services 0.0%
Computershare Ltd.	115,712	1,275,616

52
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telstra Corp., Ltd.	1,053,996	3,330,173
TPG Telecom Ltd.	90,804	400,640
Vocus Group Ltd.	147,415	371,627
		4,102,440
Transportation 0.3%
Aurizon Holdings Ltd.	498,416	1,921,967
Qantas Airways Ltd.	144,571	458,271
Sydney Airport	283,449	1,463,980
Transurban Group	502,152	4,587,606
		8,431,824
Utilities 0.2%
AGL Energy Ltd.	167,663	3,356,754
APA Group	287,747	1,973,394
AusNet Services	407,266	533,380
DUET Group	616,563	1,393,224
		7,256,752
		246,251,391

Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	77,403	2,771,322
Raiffeisen Bank International AG *	31,357	714,821
		3,486,143
Capital Goods 0.0%
ANDRITZ AG	19,563	1,080,995
Energy 0.1%
OMV AG	34,514	1,589,753
Materials 0.0%
voestalpine AG	29,000	1,208,991
		7,365,882

Belgium 1.1%
Banks 0.1%
KBC Group N.V.	61,980	4,479,100
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	21,293	2,042,387
Food & Staples Retailing 0.0%
Colruyt S.A.	17,161	881,837
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev S.A./N.V.	190,619	21,496,167
Insurance 0.1%
Ageas	48,027	1,966,505
Materials 0.1%
Solvay S.A.	17,808	2,265,018
Umicore S.A.	25,057	1,468,018
		3,733,036
Media 0.0%
Telenet Group Holding N.V. *	12,101	735,266
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	32,863	2,564,923
Telecommunication Services 0.0%
Proximus (a)	39,640	1,212,347
		39,111,568

Denmark 1.7%
Banks 0.2%
Danske Bank A/S	172,155	6,259,302
Capital Goods 0.1%
Vestas Wind Systems A/S	54,860	4,720,513
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.1%
ISS A/S	40,953	1,698,740
Consumer Durables & Apparel 0.1%
Pandora A/S	27,457	2,966,184
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	27,173	2,711,390
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	28,914	2,475,784
William Demant Holding A/S *	32,260	738,357
		3,214,141
Insurance 0.0%
Tryg A/S	28,614	549,010
Materials 0.1%
Chr. Hansen Holding A/S	25,970	1,749,702
Novozymes A/S, B Shares	59,155	2,553,905
		4,303,607
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Genmab A/S *	14,469	2,878,965
Novo Nordisk A/S, Class B	479,312	18,662,902
		21,541,867
Telecommunication Services 0.0%
TDC A/S	207,416	1,112,676
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	924	1,532,909
AP Moeller - Maersk A/S, Series B	1,602	2,763,504
DSV A/S	48,692	2,711,436
		7,007,849
Utilities 0.1%
DONG Energy A/S	35,950	1,415,602
		57,500,881

Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	30,079	1,292,819
Capital Goods 0.2%
Kone Oyj, Class B	83,581	3,825,701
Metso Oyj	30,201	1,081,617
Wartsila Oyj Abp	36,379	2,212,369
		7,119,687
Energy 0.0%
Neste Oyj (a)	30,786	1,254,504
Insurance 0.2%
Sampo Oyj, A Shares	110,633	5,294,628
Materials 0.2%
Stora Enso Oyj, R Shares	141,926	1,684,362
UPM-Kymmene Oyj	135,953	3,581,909
		5,266,271
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	26,910	1,542,200
Technology Hardware & Equipment 0.3%
Nokia Oyj	1,469,797	8,402,600
Telecommunication Services 0.0%
Elisa Oyj	33,232	1,130,119
Utilities 0.1%
Fortum Oyj	110,652	1,608,908
		32,911,736

53
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
France 10.3%
Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	46,156	6,037,253
Peugeot S.A. *	120,418	2,524,636
Renault S.A.	48,550	4,527,342
Valeo S.A.	59,684	4,294,865
		17,384,096
Banks 1.0%
BNP Paribas S.A.	265,883	18,765,273
Credit Agricole S.A.	273,880	4,073,645
Natixis S.A.	235,018	1,635,534
Societe Generale S.A.	191,590	10,505,390
		34,979,842
Capital Goods 1.8%
Airbus SE	143,778	11,630,576
Alstom S.A. *	37,761	1,198,548
Bouygues S.A.	52,322	2,199,296
Compagnie de Saint-Gobain	126,754	6,839,244
Dassault Aviation S.A.	607	829,492
Eiffage S.A.	15,867	1,344,012
Legrand S.A.	66,194	4,284,799
Rexel S.A.	77,313	1,380,681
Safran S.A.	78,838	6,527,378
Schneider Electric SE	140,229	11,106,936
Thales S.A.	26,755	2,812,122
Vinci S.A.	126,408	10,774,828
Zodiac Aerospace	52,992	1,286,408
		62,214,320
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	67,071	1,554,059
Edenred	55,957	1,433,431
Societe BIC S.A.	6,847	769,449
		3,756,939
Consumer Durables & Apparel 0.9%
Christian Dior SE	13,691	3,754,953
Hermes International	6,714	3,209,760
Kering	19,055	5,906,251
LVMH Moet Hennessy Louis Vuitton SE	69,333	17,116,151
SEB S.A.	6,090	980,695
		30,967,810
Consumer Services 0.1%
Accor S.A.	41,811	1,906,546
Sodexo S.A.	23,479	2,983,985
		4,890,531
Diversified Financials 0.1%
Eurazeo S.A.	9,507	644,392
Wendel S.A.	7,561	1,059,905
		1,704,297
Energy 0.9%
TOTAL S.A.	569,051	29,211,207
Food & Staples Retailing 0.1%
Carrefour S.A.	139,679	3,289,612
Casino Guichard Perrachon S.A.	13,859	834,652
		4,124,264
Food, Beverage & Tobacco 0.5%
Danone S.A.	146,660	10,264,135
Pernod-Ricard S.A.	53,408	6,684,097
Remy Cointreau S.A.	5,148	519,313
		17,467,545
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.2%
Essilor International S.A.	51,817	6,715,117
Household & Personal Products 0.4%
L'Oreal S.A.	63,352	12,616,524
Insurance 0.5%
AXA S.A.	488,337	13,028,893
CNP Assurances	42,813	894,311
SCOR SE	39,088	1,546,202
		15,469,406
Materials 0.5%
Air Liquide S.A.	96,950	11,681,136
ArcelorMittal *	457,643	3,596,315
Arkema S.A.	16,784	1,777,140
Imerys S.A.	8,347	718,101
		17,772,692
Media 0.4%
Eutelsat Communications S.A.	42,441	1,004,132
JCDecaux S.A.	19,220	678,457
Lagardere S.C.A.	32,494	994,653
Publicis Groupe S.A.	47,259	3,411,913
SES S.A.	91,135	1,991,902
Vivendi S.A.	259,023	5,137,774
		13,218,831
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Eurofins Scientific SE	2,700	1,329,822
Sanofi	289,925	27,396,109
		28,725,931
Real Estate 0.3%
Fonciere Des Regions	8,593	766,915
Gecina S.A.	10,487	1,491,549
ICADE	9,509	706,115
Klepierre (a)	53,561	2,102,263
Unibail-Rodamco SE	24,502	6,016,261
		11,083,103
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	160,240	2,572,439
Software & Services 0.3%
Atos SE	22,145	2,900,668
Capgemini S.A.	40,684	4,073,361
Dassault Systemes S.A.	31,267	2,789,667
		9,763,696
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	13,215	1,196,578
Telecommunication Services 0.3%
Iliad S.A.	6,876	1,668,969
Orange S.A.	500,086	7,739,999
SFR Group S.A. *	20,060	656,748
		10,065,716
Transportation 0.1%
Aeroports de Paris	7,956	1,061,209
Bollore S.A.	202,640	824,528
Groupe Eurotunnel SE	113,376	1,245,515
		3,131,252
Utilities 0.3%
Electricite de France S.A.	88,101	735,445
Engie S.A.	396,018	5,583,870
Suez	85,592	1,406,001
Veolia Environnement S.A. (a)	119,484	2,273,824
		9,999,140
		349,031,276

54
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Germany 8.8%
Automobiles & Components 1.0%
Bayerische Motoren Werke AG	83,089	7,938,469
Continental AG	26,960	6,038,966
Daimler AG	241,363	17,984,991
Volkswagen AG	9,106	1,468,298
		33,430,724
Banks 0.1%
Commerzbank AG *	259,072	2,539,823
Capital Goods 1.0%
Brenntag AG	38,160	2,262,191
GEA Group AG	46,234	1,965,516
HOCHTIEF AG	4,861	875,432
MAN SE	8,932	938,452
OSRAM Licht AG	22,359	1,497,816
Siemens AG	191,317	27,443,059
		34,982,466
Consumer Durables & Apparel 0.3%
adidas AG	46,610	9,344,768
Hugo Boss AG	17,602	1,338,514
		10,683,282
Diversified Financials 0.4%
Deutsche Bank AG *(a)	515,004	9,260,188
Deutsche Boerse AG	48,188	4,716,610
		13,976,798
Food & Staples Retailing 0.0%
METRO AG	43,780	1,440,770
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	54,722	4,857,630
Fresenius SE & Co. KGaA	102,820	8,341,813
		13,199,443
Household & Personal Products 0.2%
Beiersdorf AG	24,480	2,434,567
Henkel AG & Co. KGaA	24,790	2,891,772
		5,326,339
Insurance 0.9%
Allianz SE	114,365	21,772,534
Hannover Rueck SE	15,006	1,800,182
Muenchener Rueckversicherungs-Gesellschaft AG	40,166	7,700,594
		31,273,310
Materials 1.3%
BASF SE	229,281	22,336,310
Covestro AG	22,358	1,742,389
Evonik Industries AG	39,945	1,333,763
HeidelbergCement AG	36,540	3,382,779
K&S AG (a)	49,682	1,185,328
LANXESS AG	22,836	1,648,906
Linde AG	46,701	8,391,629
Symrise AG	29,749	2,082,679
ThyssenKrupp AG	88,924	2,119,107
		44,222,890
Media 0.1%
Axel Springer SE	9,347	524,433
ProSiebenSat.1 Media SE	57,179	2,427,227
RTL Group S.A. *	8,951	693,746
		3,645,406
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG	206,902	25,600,618
Merck KGaA	32,622	3,832,158
QIAGEN N.V. *	53,387	1,599,325
		31,032,101
Real Estate 0.2%
Deutsche Wohnen AG	88,981	3,042,574
Vonovia SE	115,239	4,172,134
		7,214,708
Retailing 0.0%
Zalando SE *	20,862	920,268
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	285,586	5,902,931
Software & Services 0.8%
SAP SE	245,789	24,619,690
United Internet AG	30,312	1,395,146
		26,014,836
Telecommunication Services 0.5%
Deutsche Telekom AG	818,934	14,364,752
Telefonica Deutschland Holding AG	186,815	905,816
		15,270,568
Transportation 0.3%
Deutsche Lufthansa AG	63,390	1,093,619
Deutsche Post AG	242,531	8,717,485
Fraport AG Frankfurt Airport Services Worldwide	12,132	954,467
		10,765,571
Utilities 0.2%
E.ON SE	552,778	4,309,117
Innogy SE	37,210	1,367,983
RWE AG *	119,048	1,971,820
		7,648,920
		299,491,154

Hong Kong 3.5%
Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	948,500	3,897,895
Hang Seng Bank Ltd.	188,236	3,812,889
The Bank of East Asia Ltd.	305,000	1,261,253
		8,972,037
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	682,525	8,522,884
Jardine Matheson Holdings Ltd.	61,600	3,964,137
Jardine Strategic Holdings Ltd.	54,900	2,319,848
NWS Holdings Ltd.	402,000	754,935
		15,561,804
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	577,019
Techtronic Industries Co., Ltd.	331,000	1,420,110
Yue Yuen Industrial Holdings Ltd.	199,000	786,703
		2,783,832
Consumer Services 0.3%
Galaxy Entertainment Group Ltd.	597,000	3,316,607
Melco Resorts & Entertainment Ltd. ADR	45,490	998,505
MGM China Holdings Ltd.	254,000	577,796
Sands China Ltd.	592,400	2,683,062
Shangri-La Asia Ltd.	370,000	529,546
SJM Holdings Ltd.	572,000	554,520
Wynn Macau Ltd. *	425,200	932,059
		9,592,095

55
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	379,813
Hong Kong Exchanges & Clearing Ltd. (a)	290,118	7,135,175
		7,514,988
Food, Beverage & Tobacco 0.1%
WH Group Ltd.	2,117,500	1,889,134
Insurance 0.6%
AIA Group Ltd.	3,019,600	20,899,965
Real Estate 0.9%
Cheung Kong Property Holdings Ltd.	679,025	4,861,282
Hang Lung Group Ltd.	225,000	938,232
Hang Lung Properties Ltd.	536,000	1,404,415
Henderson Land Development Co., Ltd.	266,681	1,688,212
Hongkong Land Holdings Ltd.	286,700	2,209,593
Hysan Development Co., Ltd.	156,000	735,713
Kerry Properties Ltd.	166,500	622,428
Link REIT	545,500	3,921,038
New World Development Co., Ltd.	1,434,666	1,784,019
Sino Land Co., Ltd.	800,000	1,353,802
Sun Hung Kai Properties Ltd.	359,604	5,388,665
Swire Pacific Ltd., Class A	127,590	1,230,330
Swire Properties Ltd.	277,600	930,668
The Wharf Holdings Ltd.	344,100	2,933,806
Wheelock & Co., Ltd.	204,000	1,589,039
		31,591,242
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	845,609
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	938,000	1,199,882
PCCW Ltd.	976,000	551,024
		1,750,906
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	372,758
MTR Corp., Ltd.	367,000	2,111,414
		2,484,172
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	167,000	1,462,022
CLP Holdings Ltd.	417,580	4,403,886
HK Electric Investments & HK Electric Investments Ltd.	644,000	569,404
Hong Kong & China Gas Co., Ltd.	1,958,867	3,913,579
Power Assets Holdings Ltd.	338,500	3,044,503
		13,393,394
		117,279,178

Ireland 0.5%
Banks 0.1%
Bank of Ireland *	7,133,190	1,795,689
Consumer Services 0.1%
Paddy Power Betfair plc	19,553	2,176,139
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	38,763	3,167,684
Materials 0.2%
CRH plc	209,805	7,641,956
Transportation 0.0%
Ryanair Holdings plc *	43,580	754,760
		15,536,228

Security	Number of Shares	Value ($)
Israel 0.6%
Banks 0.1%
Bank Hapoalim B.M.	264,940	1,652,248
Bank Leumi Le-Israel B.M. *	347,306	1,624,233
Mizrahi Tefahot Bank Ltd.	30,973	499,639
		3,776,120
Capital Goods 0.0%
Elbit Systems Ltd.	6,178	735,516
Materials 0.1%
Frutarom Industries Ltd.	9,998	587,692
Israel Chemicals Ltd.	111,577	480,824
		1,068,516
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Taro Pharmaceutical Industries Ltd. *(a)	3,544	414,116
Teva Pharmaceutical Industries Ltd. ADR	229,655	7,252,505
		7,666,621
Real Estate 0.0%
Azrieli Group Ltd.	11,367	604,650
Software & Services 0.2%
Check Point Software Technologies Ltd. *	32,771	3,408,512
Mobileye N.V. *	44,392	2,748,752
Nice Ltd.	15,579	1,052,348
		7,209,612
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	476,268	800,191
		21,861,226

Italy 2.1%
Automobiles & Components 0.1%
Ferrari N.V.	30,129	2,266,491
Fiat Chrysler Automobiles N.V. *	228,290	2,593,032
		4,859,523
Banks 0.5%
Intesa Sanpaolo S.p.A.	3,178,264	9,277,667
Mediobanca S.p.A.	139,974	1,346,068
UniCredit S.p.A. *	468,422	7,627,074
		18,250,809
Capital Goods 0.2%
CNH Industrial N.V.	262,153	2,890,906
Leonardo S.p.A. *	96,417	1,515,159
Prysmian S.p.A.	46,111	1,330,703
		5,736,768
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	42,574	2,461,232
Diversified Financials 0.1%
EXOR N.V.	27,867	1,564,209
Energy 0.4%
Eni S.p.A.	633,769	9,830,397
Saipem S.p.A. *	1,497,124	644,420
Snam S.p.A.	617,561	2,728,425
Tenaris S.A.	117,136	1,829,887
		15,033,129

56
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Insurance 0.2%
Assicurazioni Generali S.p.A.	293,312	4,646,066
Poste Italiane S.p.A	124,707	853,975
UnipolSai Assicurazioni S.p.A.	249,290	572,644
		6,072,685
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,813,706	2,497,423
Transportation 0.1%
Atlantia S.p.A.	103,819	2,632,762
Utilities 0.3%
Enel S.p.A.	1,918,958	9,123,078
Terna - Rete Elettrica Nationale S.p.A.	403,475	2,034,251
		11,157,329
		70,265,869

Japan 22.7%
Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	48,900	2,394,983
Bridgestone Corp.	162,557	6,780,456
Denso Corp.	119,700	5,165,969
Honda Motor Co., Ltd.	405,239	11,794,747
Isuzu Motors Ltd.	145,300	1,974,929
Koito Manufacturing Co., Ltd.	28,800	1,488,183
Mazda Motor Corp.	138,800	2,050,391
Mitsubishi Motors Corp.	176,800	1,132,323
NGK Spark Plug Co., Ltd.	46,900	1,017,138
Nissan Motor Co., Ltd.	589,996	5,620,048
NOK Corp.	20,800	495,775
Stanley Electric Co., Ltd.	38,100	1,115,649
Subaru Corp.	154,100	5,842,252
Sumitomo Electric Industries Ltd.	189,200	3,090,004
Sumitomo Rubber Industries Ltd.	40,700	732,545
Suzuki Motor Corp.	86,100	3,599,233
The Yokohama Rubber Co., Ltd.	24,500	481,070
Toyoda Gosei Co., Ltd.	17,100	454,453
Toyota Industries Corp.	39,700	1,977,629
Toyota Motor Corp.	654,803	35,438,432
Yamaha Motor Co., Ltd.	69,400	1,648,148
		94,294,357
Banks 1.9%
Aozora Bank Ltd.	296,000	1,078,539
Concordia Financial Group Ltd.	311,900	1,434,677
Fukuoka Financial Group, Inc.	180,000	821,138
Japan Post Bank Co., Ltd.	100,900	1,256,724
Kyushu Financial Group, Inc.	99,400	619,770
Mebuki Financial Group, Inc.	226,580	889,062
Mitsubishi UFJ Financial Group, Inc.	3,195,109	20,246,105
Mizuho Financial Group, Inc.	6,015,634	10,996,151
Resona Holdings, Inc.	547,700	3,044,769
Seven Bank Ltd.	149,400	501,785
Shinsei Bank Ltd.	411,000	767,359
Sumitomo Mitsui Financial Group, Inc.	338,446	12,566,707
Sumitomo Mitsui Trust Holdings, Inc.	82,800	2,836,374
Suruga Bank Ltd.	44,300	926,161
The Bank of Kyoto Ltd.	77,000	609,813
The Chiba Bank Ltd.	169,000	1,132,138
The Chugoku Bank Ltd.	43,400	644,750
The Hachijuni Bank Ltd.	95,000	561,008
The Hiroshima Bank Ltd.	116,000	500,761
The Shizuoka Bank Ltd.	132,000	1,114,164
Yamaguchi Financial Group, Inc.	50,000	553,974
		63,101,929
Security	Number of Shares	Value ($)
Capital Goods 3.2%
Amada Holdings Co., Ltd.	86,000	1,022,482
Asahi Glass Co., Ltd.	246,000	2,131,480
Daikin Industries Ltd.	58,400	5,677,853
FANUC Corp.	48,200	9,813,330
Fuji Electric Co., Ltd.	140,000	767,379
Hino Motors Ltd.	61,600	772,913
Hitachi Construction Machinery Co., Ltd.	23,300	600,669
Hoshizaki Corp.	11,900	992,849
IHI Corp. *	356,000	1,205,555
ITOCHU Corp.	368,400	5,212,849
JGC Corp.	57,300	1,000,576
JTEKT Corp.	53,100	837,597
Kajima Corp.	215,000	1,459,897
Kawasaki Heavy Industries Ltd.	357,000	1,080,857
Keihan Holdings Co., Ltd.	115,000	723,477
Komatsu Ltd.	231,609	6,188,946
Kubota Corp.	262,500	4,135,110
Kurita Water Industries Ltd.	25,000	645,571
LIXIL Group Corp.	64,900	1,622,033
Mabuchi Motor Co., Ltd.	11,300	637,891
Makita Corp.	57,600	2,055,150
Marubeni Corp.	424,600	2,617,121
Minebea Mitsumi, Inc.	89,000	1,287,553
MISUMI Group, Inc.	68,200	1,292,052
Mitsubishi Corp.	380,200	8,204,745
Mitsubishi Electric Corp.	489,700	6,834,458
Mitsubishi Heavy Industries Ltd.	793,000	3,177,445
Mitsui & Co., Ltd.	422,700	5,968,775
Nabtesco Corp.	28,000	793,810
NGK Insulators Ltd.	63,000	1,347,960
Nidec Corp.	59,800	5,486,879
NSK Ltd.	113,200	1,548,016
Obayashi Corp.	157,000	1,524,294
Seibu Holdings, Inc.	40,700	711,029
Shimizu Corp.	140,000	1,342,590
SMC Corp.	14,400	4,058,838
Sumitomo Corp.	296,400	3,960,892
Sumitomo Heavy Industries Ltd.	146,000	1,018,507
Taisei Corp.	255,000	1,944,475
THK Co., Ltd.	33,000	851,171
Toshiba Corp. *	978,178	1,973,151
TOTO Ltd.	36,300	1,384,928
Toyota Tsusho Corp.	55,800	1,761,772
		107,674,925
Commercial & Professional Services 0.4%
Dai Nippon Printing Co., Ltd.	132,000	1,469,509
Park24 Co., Ltd.	25,000	645,047
Recruit Holdings Co., Ltd.	90,900	4,594,297
Secom Co., Ltd.	52,200	3,790,920
Sohgo Security Services Co., Ltd.	17,100	746,557
Toppan Printing Co., Ltd.	160,000	1,610,687
		12,857,017
Consumer Durables & Apparel 1.0%
Asics Corp.	36,800	651,308
Bandai Namco Holdings, Inc.	47,500	1,490,863
Casio Computer Co., Ltd.	60,500	852,656
Iida Group Holdings Co., Ltd.	37,800	601,994
Nikon Corp.	81,700	1,166,301
Panasonic Corp.	557,012	6,660,885
Rinnai Corp.	8,500	706,843
Sankyo Co., Ltd.	10,600	369,679
Sega Sammy Holdings, Inc.	49,800	668,639
Sekisui Chemical Co., Ltd.	97,000	1,628,012
Sekisui House Ltd.	147,000	2,441,935
Sharp Corp. *(a)	355,000	1,287,422

57
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Shimano, Inc.	18,600	2,846,617
Sony Corp.	317,200	10,884,501
Yamaha Corp.	40,300	1,117,773
		33,375,428
Consumer Services 0.1%
Benesse Holdings, Inc.	19,300	582,421
McDonald's Holdings Co., Ltd. (a)	15,000	462,310
Oriental Land Co., Ltd.	54,200	3,112,940
		4,157,671
Diversified Financials 0.5%
Acom Co., Ltd. *	88,800	394,430
AEON Financial Service Co., Ltd.	33,100	636,110
Credit Saison Co., Ltd.	34,000	619,534
Daiwa Securities Group, Inc.	404,000	2,457,682
Japan Exchange Group, Inc.	130,100	1,824,233
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	645,917
Nomura Holdings, Inc.	905,700	5,442,920
ORIX Corp.	327,800	5,009,677
SBI Holdings, Inc.	48,290	669,886
		17,700,389
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	642,635
Inpex Corp.	239,000	2,290,200
JXTG Holdings, Inc.	781,000	3,523,897
Showa Shell Sekiyu K.K.	49,300	476,128
		6,932,860
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	161,200	2,389,128
FamilyMart UNY Holdings Co., Ltd.	21,300	1,204,023
Lawson, Inc.	12,000	796,190
Seven & i Holdings Co., Ltd.	189,703	8,011,910
Sundrug Co., Ltd.	17,200	603,220
Tsuruha Holdings, Inc.	10,100	1,022,396
		14,026,867
Food, Beverage & Tobacco 0.9%
Ajinomoto Co., Inc.	138,700	2,702,740
Asahi Group Holdings Ltd.	98,000	3,702,803
Calbee, Inc.	20,700	723,702
Coca-Cola Bottlers Japan, Inc.	32,600	972,047
Japan Tobacco, Inc.	274,300	9,127,536
Kikkoman Corp.	35,000	1,077,149
Kirin Holdings Co., Ltd.	203,000	3,951,949
MEIJI Holdings Co., Ltd.	29,000	2,465,140
NH Foods Ltd.	45,000	1,282,633
Nisshin Seifun Group, Inc.	49,400	759,016
Nissin Foods Holdings Co., Ltd.	15,200	870,383
Suntory Beverage & Food Ltd.	34,000	1,531,847
Toyo Suisan Kaisha Ltd.	22,800	856,316
Yakult Honsha Co., Ltd.	23,100	1,316,612
Yamazaki Baking Co., Ltd.	32,000	675,415
		32,015,288
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	51,900	937,191
CYBERDYNE, Inc. *(a)	33,471	472,897
Hoya Corp.	97,807	4,674,469
M3, Inc.	49,500	1,265,423
Medipal Holdings Corp.	43,300	717,393
Miraca Holdings, Inc.	14,800	682,371
Olympus Corp.	71,300	2,749,172
Suzuken Co., Ltd.	19,500	645,272
Sysmex Corp.	39,700	2,418,032
Terumo Corp.	85,200	3,111,378
		17,673,598
Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
Kao Corp.	126,319	6,970,743
Kose Corp.	8,000	760,039
Lion Corp.	58,000	1,048,060
Pola Orbis Holdings, Inc.	21,200	489,568
Shiseido Co., Ltd.	96,200	2,606,115
Unicharm Corp.	100,500	2,444,078
		14,318,603
Insurance 0.7%
Dai-ichi Life Holdings, Inc.	273,300	4,657,032
Japan Post Holdings Co., Ltd.	117,300	1,455,476
MS&AD Insurance Group Holdings, Inc.	124,662	4,064,489
Sompo Holdings, Inc.	89,300	3,374,692
Sony Financial Holdings, Inc.	40,600	675,288
T&D Holdings, Inc.	148,300	2,205,153
Tokio Marine Holdings, Inc.	169,899	7,163,547
		23,595,677
Materials 1.4%
Air Water, Inc.	34,000	654,872
Asahi Kasei Corp.	324,000	3,089,535
Daicel Corp.	72,300	829,977
Hitachi Chemical Co., Ltd.	28,300	810,487
Hitachi Metals Ltd.	55,800	781,440
JFE Holdings, Inc.	134,500	2,294,112
JSR Corp.	49,900	911,952
Kaneka Corp.	72,000	567,708
Kansai Paint Co., Ltd.	55,200	1,221,922
Kobe Steel Ltd. *	83,900	745,372
Kuraray Co., Ltd.	88,000	1,420,242
Maruichi Steel Tube Ltd.	13,300	377,151
Mitsubishi Chemical Holdings Corp.	343,000	2,684,725
Mitsubishi Gas Chemical Co., Inc.	42,500	908,784
Mitsubishi Materials Corp.	27,200	809,928
Mitsui Chemicals, Inc.	220,000	1,125,673
Nippon Paint Holdings Co., Ltd.	40,500	1,553,513
Nippon Steel & Sumitomo Metal Corp.	203,941	4,592,857
Nissan Chemical Industries Ltd.	30,700	952,171
Nitto Denko Corp.	42,100	3,170,158
Oji Holdings Corp.	207,000	1,001,880
Shin-Etsu Chemical Co., Ltd.	96,760	8,410,149
Sumitomo Chemical Co., Ltd.	380,000	2,144,531
Sumitomo Metal Mining Co., Ltd.	119,000	1,611,436
Taiheiyo Cement Corp.	281,000	933,812
Taiyo Nippon Sanso Corp.	27,900	333,521
Teijin Ltd.	48,200	933,893
Toray Industries, Inc.	372,000	3,292,344
Toyo Seikan Group Holdings Ltd.	40,600	680,900
		48,845,045
Media 0.1%
Dentsu, Inc.	53,700	3,031,210
Hakuhodo DY Holdings, Inc.	53,300	649,682
Toho Co., Ltd.	29,100	835,254
		4,516,146
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	536,550	7,075,544
Chugai Pharmaceutical Co., Ltd.	57,900	2,057,424
Daiichi Sankyo Co., Ltd.	148,700	3,304,684
Eisai Co., Ltd.	63,900	3,359,836
Hisamitsu Pharmaceutical Co., Inc.	14,600	747,433
Kyowa Hakko Kirin Co., Ltd.	62,300	1,070,375
Mitsubishi Tanabe Pharma Corp.	59,000	1,198,458
Ono Pharmaceutical Co., Ltd.	107,400	2,215,312
Otsuka Holdings Co., Ltd.	98,000	4,513,770

58
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Santen Pharmaceutical Co., Ltd.	90,800	1,277,618
Shionogi & Co., Ltd.	75,700	3,898,387
Sumitomo Dainippon Pharma Co., Ltd.	41,500	681,561
Taisho Pharmaceutical Holdings Co., Ltd.	8,600	707,615
Takeda Pharmaceutical Co., Ltd.	175,900	8,438,553
		40,546,570
Real Estate 1.0%
Aeon Mall Co., Ltd.	27,400	465,981
Daito Trust Construction Co., Ltd.	18,200	2,678,186
Daiwa House Industry Co., Ltd.	139,000	4,132,326
Daiwa House REIT Investment Corp.	352	889,915
Hulic Co., Ltd.	82,600	778,980
Japan Prime Realty Investment Corp.	196	735,865
Japan Real Estate Investment Corp.	340	1,790,391
Japan Retail Fund Investment Corp.	624	1,219,027
Mitsubishi Estate Co., Ltd.	313,502	6,002,873
Mitsui Fudosan Co., Ltd.	224,777	4,945,601
Nippon Building Fund, Inc.	343	1,824,615
Nippon Prologis REIT, Inc.	396	836,809
Nomura Real Estate Holdings, Inc.	31,300	529,415
Nomura Real Estate Master Fund, Inc.	957	1,379,340
Sumitomo Realty & Development Co., Ltd.	92,000	2,485,430
Tokyo Tatemono Co., Ltd.	48,500	662,610
Tokyu Fudosan Holdings Corp.	132,900	725,808
United Urban Investment Corp.	783	1,183,543
		33,266,715
Retailing 0.6%
ABC-Mart, Inc.	8,180	454,724
Don Quijote Holdings Co., Ltd.	28,100	1,023,793
Fast Retailing Co., Ltd.	13,100	4,278,696
Hikari Tsushin, Inc.	5,100	489,818
Isetan Mitsukoshi Holdings Ltd.	85,700	936,460
J. Front Retailing Co., Ltd.	59,500	857,691
Marui Group Co., Ltd.	52,300	716,267
Nitori Holdings Co., Ltd.	20,600	2,680,313
Rakuten, Inc.	236,520	2,422,922
Ryohin Keikaku Co., Ltd.	5,800	1,307,895
Shimamura Co., Ltd.	5,400	739,053
Start Today Co., Ltd.	41,400	883,404
Takashimaya Co., Ltd.	81,000	745,849
USS Co., Ltd.	51,600	912,849
Yamada Denki Co., Ltd.	173,800	912,728
		19,362,462
Semiconductors & Semiconductor Equipment 0.2%
Rohm Co., Ltd.	21,500	1,509,900
Tokyo Electron Ltd.	38,900	4,722,210
		6,232,110
Software & Services 0.6%
Dena Co., Ltd.	25,700	550,938
Fujitsu Ltd.	458,000	2,858,982
Kakaku.com, Inc.	38,400	554,166
Konami Holdings Corp.	24,600	1,024,032
LINE Corp. *	10,700	369,183
Mixi, Inc.	10,100	560,289
Nexon Co., Ltd.	41,200	701,197
Nintendo Co., Ltd.	28,239	7,146,314
Nomura Research Institute Ltd.	32,300	1,124,716
NTT Data Corp.	31,100	1,444,116
Obic Co., Ltd.	15,400	831,994
Oracle Corp., Japan	9,600	553,099
Otsuka Corp.	13,300	712,416
Security	Number of Shares	Value ($)
Trend Micro, Inc.	28,900	1,271,563
Yahoo Japan Corp.	353,000	1,511,976
		21,214,981
Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	48,000	1,410,850
Brother Industries Ltd.	61,700	1,269,515
Canon, Inc.	269,395	8,940,674
FUJIFILM Holdings Corp.	108,411	4,023,633
Hamamatsu Photonics K.K.	33,000	970,399
Hirose Electric Co., Ltd.	8,185	1,100,067
Hitachi High-Technologies Corp.	15,900	634,714
Hitachi Ltd.	1,210,079	6,684,921
Keyence Corp.	24,200	9,728,740
Konica Minolta, Inc.	106,500	942,804
Kyocera Corp.	79,600	4,508,152
Murata Manufacturing Co., Ltd.	47,674	6,403,833
NEC Corp.	659,000	1,638,590
Nippon Electric Glass Co., Ltd.	114,000	707,066
Omron Corp.	50,100	2,097,551
Ricoh Co., Ltd.	174,100	1,451,195
Seiko Epson Corp.	70,400	1,442,022
Shimadzu Corp.	64,000	1,086,455
TDK Corp.	32,400	2,007,359
Yaskawa Electric Corp.	63,500	1,213,738
Yokogawa Electric Corp.	60,900	941,227
		59,203,505
Telecommunication Services 1.3%
KDDI Corp.	461,000	12,222,977
Nippon Telegraph & Telephone Corp.	173,956	7,454,994
NTT DOCOMO, Inc.	344,700	8,340,728
SoftBank Group Corp.	205,300	15,572,552
		43,591,251
Transportation 1.1%
ANA Holdings, Inc.	293,000	882,595
Central Japan Railway Co.	35,500	5,953,655
East Japan Railway Co.	81,660	7,328,382
Hankyu Hanshin Holdings, Inc.	68,500	2,262,789
Japan Airlines Co., Ltd.	27,200	859,014
Japan Airport Terminal Co., Ltd.	12,900	448,094
Kamigumi Co., Ltd.	51,000	463,446
Keikyu Corp.	111,000	1,274,154
Keio Corp.	157,000	1,257,327
Keisei Electric Railway Co., Ltd.	31,500	749,674
Kintetsu Group Holdings Co., Ltd.	440,000	1,606,787
Mitsubishi Logistics Corp.	25,000	323,439
Mitsui O.S.K. Lines Ltd.	273,000	835,819
Nagoya Railroad Co., Ltd.	227,000	1,042,809
Nippon Express Co., Ltd.	213,000	1,169,258
Nippon Yusen K.K. *	383,000	770,044
Odakyu Electric Railway Co., Ltd.	69,500	1,349,192
Tobu Railway Co., Ltd.	221,000	1,120,861
Tokyu Corp.	270,000	1,933,892
West Japan Railway Co.	40,700	2,719,527
Yamato Holdings Co., Ltd.	90,900	1,964,254
		36,315,012
Utilities 0.5%
Chubu Electric Power Co., Inc.	161,900	2,173,821
Electric Power Development Co., Ltd.	33,800	784,100
Hokuriku Electric Power Co.	40,300	372,479
Kyushu Electric Power Co., Inc.	104,200	1,123,990
Osaka Gas Co., Ltd.	485,000	1,815,465
The Chugoku Electric Power Co., Inc.	70,100	764,189
The Kansai Electric Power Co., Inc.	176,500	2,385,251
Toho Gas Co., Ltd.	89,000	636,168
Tohoku Electric Power Co., Inc.	111,800	1,490,501

59
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tokyo Electric Power Co. Holdings, Inc. *	343,990	1,336,243
Tokyo Gas Co., Ltd.	481,201	2,234,168
		15,116,375
		769,934,781

Netherlands 3.4%
Banks 0.5%
ABN AMRO Group N.V. CVA	69,861	1,834,077
ING Groep N.V.	974,876	15,890,016
		17,724,093
Capital Goods 0.3%
AerCap Holdings N.V. *	36,690	1,688,107
Boskalis Westminster N.V.	21,558	792,964
Koninklijke Philips N.V.	236,827	8,178,221
		10,659,292
Commercial & Professional Services 0.3%
Randstad Holding N.V.	29,790	1,776,018
RELX N.V.	250,204	4,834,879
Wolters Kluwer N.V.	77,045	3,269,340
		9,880,237
Energy 0.0%
Koninklijke Vopak N.V.	16,676	752,557
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize N.V.	319,603	6,620,655
Food, Beverage & Tobacco 0.3%
Coca-Cola European Partners plc	56,343	2,132,062
Heineken Holding N.V.	24,444	2,048,513
Heineken N.V.	57,270	5,108,097
		9,288,672
Household & Personal Products 0.6%
Unilever N.V. CVA	407,503	21,347,224
Insurance 0.1%
Aegon N.V.	434,813	2,219,223
NN Group N.V.	81,004	2,685,663
		4,904,886
Materials 0.3%
Akzo Nobel N.V.	63,012	5,511,162
Koninklijke DSM N.V.	45,998	3,291,534
		8,802,696
Media 0.1%
Altice N.V., Class A *	91,755	2,279,763
Altice N.V., Class B *	24,908	619,520
		2,899,283
Semiconductors & Semiconductor Equipment 0.6%
ASML Holding N.V.	93,533	12,367,795
NXP Semiconductors N.V. *	72,986	7,718,270
		20,086,065
Software & Services 0.0%
Gemalto N.V.	19,973	1,118,219
Telecommunication Services 0.1%
Koninklijke KPN N.V.	832,010	2,405,355
		116,489,234

New Zealand 0.2%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	97,507	577,526
Materials 0.0%
Fletcher Building Ltd.	171,142	1,004,323
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Spark New Zealand Ltd.	485,051	1,229,234
Transportation 0.0%
Auckland International Airport Ltd.	241,551	1,144,614
Utilities 0.1%
Contact Energy Ltd.	165,447	591,831
Mercury NZ Ltd.	131,151	289,505
Meridian Energy Ltd.	316,280	601,190
		1,482,526
		5,438,223

Norway 0.6%
Banks 0.1%
DNB A.S.A.	240,518	3,753,599
Energy 0.2%
Statoil A.S.A.	285,563	4,702,905
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	98,944	1,646,241
Orkla A.S.A.	198,846	1,804,106
		3,450,347
Insurance 0.0%
Gjensidige Forsikring A.S.A.	49,099	754,290
Materials 0.1%
Norsk Hydro A.S.A.	331,184	1,887,299
Yara International A.S.A.	45,058	1,675,481
		3,562,780
Media 0.0%
Schibsted A.S.A., B Shares	20,539	460,007
Schibsted A.S.A., Class A	23,037	572,572
		1,032,579
Telecommunication Services 0.1%
Telenor A.S.A.	189,774	3,065,536
		20,322,036

Portugal 0.1%
Banks 0.0%
Banco Espirito Santo S.A. *(d)	470,491	—
Energy 0.0%
Galp Energia, SGPS, S.A.	126,038	1,958,754
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	1,098,434
Utilities 0.1%
EDP - Energias de Portugal S.A.	614,491	2,027,956
		5,085,144

Singapore 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	440,346	6,081,355
Oversea-Chinese Banking Corp., Ltd.	784,771	5,496,296
United Overseas Bank Ltd. (a)	337,233	5,250,619
		16,828,270
Capital Goods 0.1%
Keppel Corp., Ltd.	353,600	1,644,070
Sembcorp Industries Ltd.	260,600	564,645
Singapore Technologies Engineering Ltd.	375,200	1,017,806
Yangzijiang Shipbuilding Holdings Ltd.	431,000	354,132
		3,580,653

60
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Consumer Services 0.1%
Genting Singapore plc	1,564,900	1,246,818
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	990,366
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	425,120
Wilmar International Ltd.	456,200	1,158,780
		1,583,900
Media 0.0%
Singapore Press Holdings Ltd.	367,400	911,764
Real Estate 0.2%
Ascendas Real Estate Investment Trust	646,500	1,184,905
CapitaLand Commercial Trust	452,900	526,359
CapitaLand Ltd.	633,200	1,701,372
CapitaLand Mall Trust	644,100	908,244
City Developments Ltd.	113,500	875,851
Global Logistic Properties Ltd.	686,600	1,414,523
Suntec Real Estate Investment Trust	570,100	721,947
UOL Group Ltd.	128,200	664,005
		7,997,206
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	27,000	913,695
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	2,007,337	5,374,202
StarHub Ltd.	129,000	257,235
		5,631,437
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	1,053,379
Hutchison Port Holdings Trust, Class U	1,165,600	471,868
SATS Ltd.	177,500	647,253
Singapore Airlines Ltd.	128,400	940,628
		3,113,128
		42,797,237

Spain 3.4%
Banks 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,678,054	13,443,930
Banco De Sabadell S.A.	1,313,148	2,525,712
Banco Popular Espanol S.A. *(a)	835,149	584,378
Banco Santander S.A.	3,656,952	23,832,070
Bankia S.A.	1,163,780	1,413,024
Bankinter S.A.	167,699	1,476,248
CaixaBank S.A.	898,609	4,080,081
		47,355,443
Capital Goods 0.1%
ACS Actividades de Construccion y Servicios S.A.	59,422	2,201,618
Ferrovial S.A.	125,160	2,662,475
Zardoya Otis S.A.	44,981	416,267
		5,280,360
Energy 0.2%
Enagas S.A.	59,610	1,566,401
Repsol S.A.	276,668	4,366,744
		5,933,145
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	162,710	967,440
Insurance 0.0%
Mapfre S.A.	291,986	1,018,466
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	76,566	2,055,087
Retailing 0.3%
Industria de Diseno Textil S.A.	270,631	10,370,899
Software & Services 0.2%
Amadeus IT Group S.A.	110,999	5,990,532
Telecommunication Services 0.4%
Telefonica S.A.	1,128,747	12,483,881
Transportation 0.2%
Abertis Infraestructuras S.A.	162,351	2,854,068
Aena S.A.	16,942	2,987,083
International Consolidated Airlines Group S.A.	219,643	1,591,742
		7,432,893
Utilities 0.5%
Endesa S.A.	76,694	1,806,385
Gas Natural SDG S.A.	86,578	1,956,447
Iberdrola S.A.	1,378,272	9,908,075
Red Electrica Corp. S.A.	104,948	2,045,344
		15,716,251
		114,604,397

Sweden 2.9%
Banks 0.7%
Nordea Bank AB	768,061	9,446,238
Skandinaviska Enskilda Banken AB, A Shares	375,695	4,326,255
Svenska Handelsbanken AB, A Shares	390,117	5,534,956
Swedbank AB, A Shares	225,321	5,340,114
		24,647,563
Capital Goods 0.9%
Alfa Laval AB (a)	71,707	1,469,398
Assa Abloy AB, Class B	247,343	5,353,704
Atlas Copco AB, A Shares	164,269	6,136,276
Atlas Copco AB, B Shares	99,515	3,306,893
Sandvik AB	260,070	4,169,462
Skanska AB, B Shares	88,290	2,110,276
SKF AB, B Shares	102,017	2,238,779
Volvo AB, B Shares	389,056	6,353,618
		31,138,406
Commercial & Professional Services 0.0%
Securitas AB, B Shares	73,924	1,221,846
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	62,338	1,850,009
Husqvarna AB, B Shares	94,980	944,193
		2,794,202
Diversified Financials 0.3%
Industrivarden AB, C Shares	41,251	959,284
Investor AB, B Shares	112,313	5,131,733
Kinnevik AB, Class B	55,465	1,480,130
LE Lundbergfortagen AB, B Shares	10,512	761,128
		8,332,275
Energy 0.0%
Lundin Petroleum AB *	49,233	938,812
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	648,568
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,711	1,507,389
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	47,027	918,580

61
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 0.2%
Svenska Cellulosa AB, S.C.A., B Shares	152,311	5,042,606
Materials 0.1%
Boliden AB	68,957	1,969,984
Retailing 0.2%
Hennes & Mauritz AB, B Shares	235,227	5,824,337
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	62,898	2,737,373
Telefonaktiebolaget LM Ericsson, B Shares	758,296	4,926,519
		7,663,892
Telecommunication Services 0.1%
Millicom International Cellular S.A. SDR	17,764	973,331
Tele2 AB, B Shares	92,610	931,997
Telia Co. AB	649,857	2,645,789
		4,551,117
		97,199,577

Switzerland 8.6%
Capital Goods 0.6%
ABB Ltd.	468,546	11,481,368
Geberit AG	9,313	4,242,141
Schindler Holding AG	15,505	3,142,445
		18,865,954
Commercial & Professional Services 0.2%
Adecco Group AG	40,654	3,020,666
SGS S.A.	1,393	3,136,769
		6,157,435
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A.	130,172	10,876,975
The Swatch Group AG	11,639	902,940
The Swatch Group AG - Bearer Shares	7,707	3,083,328
		14,863,243
Diversified Financials 0.9%
Credit Suisse Group AG *	491,447	7,495,041
Julius Baer Group Ltd. *	56,334	2,937,630
Pargesa Holding S.A.	8,318	621,924
Partners Group Holding AG	4,369	2,641,088
UBS Group AG	908,905	15,515,768
		29,211,451
Food, Beverage & Tobacco 1.9%
Aryzta AG *	22,198	720,677
Barry Callebaut AG *	534	733,367
Chocoladefabriken Lindt & Spruengli AG	265	3,133,304
Nestle S.A.	777,302	59,868,159
		64,455,507
Health Care Equipment & Services 0.1%
Sonova Holding AG	12,877	1,904,116
Insurance 0.6%
Baloise Holding AG	13,040	1,912,127
Swiss Life Holding AG *	7,680	2,499,363
Swiss Re AG	81,033	7,048,193
Zurich Insurance Group AG	37,845	10,473,159
		21,932,842
Materials 0.8%
EMS-Chemie Holding AG	2,075	1,300,222
Givaudan S.A.	2,272	4,377,486
Security	Number of Shares	Value ($)
LafargeHolcim Ltd. *	112,526	6,381,171
Sika AG	545	3,478,388
Syngenta AG *	23,106	10,738,129
		26,275,396
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Actelion Ltd. *	24,181	6,459,743
Galenica AG	909	987,698
Lonza Group AG *	14,226	2,910,781
Novartis AG	558,366	42,985,843
Roche Holding AG	175,680	45,969,182
		99,313,247
Real Estate 0.0%
Swiss Prime Site AG *	18,543	1,607,559
Retailing 0.0%
Dufry AG *	8,825	1,446,036
Telecommunication Services 0.1%
Swisscom AG	6,501	2,834,971
Transportation 0.1%
Kuehne & Nagel International AG	13,052	1,973,923
		290,841,680

United Kingdom 17.4%
Automobiles & Components 0.1%
GKN plc	438,934	2,039,839
Banks 2.3%
Barclays plc	4,202,874	11,509,170
HSBC Holdings plc	4,953,812	40,850,705
Lloyds Banking Group plc	16,164,962	14,524,623
Royal Bank of Scotland Group plc *	862,342	2,960,577
Standard Chartered plc *	815,454	7,620,739
		77,465,814
Capital Goods 0.9%
Ashtead Group plc	123,822	2,612,140
BAE Systems plc	802,926	6,521,341
Bunzl plc	85,080	2,652,291
Cobham plc	399,549	685,681
DCC plc	22,861	2,110,893
IMI plc	72,442	1,199,765
Meggitt plc	179,669	1,075,959
Rolls-Royce Holdings plc *	461,941	4,855,696
Smiths Group plc	100,072	2,127,376
The Weir Group plc	55,366	1,426,520
Travis Perkins plc	59,574	1,242,471
Wolseley plc	63,614	4,043,121
		30,553,254
Commercial & Professional Services 0.5%
Babcock International Group plc	58,617	682,830
Capita plc	158,039	1,139,100
Experian plc	233,332	5,019,614
G4S plc	381,811	1,507,591
Intertek Group plc	41,015	2,158,669
RELX plc	265,477	5,382,468
		15,890,272
Consumer Durables & Apparel 0.3%
Barratt Developments plc	257,138	1,929,461
Burberry Group plc	109,653	2,291,557
Persimmon plc	78,292	2,362,312
Taylor Wimpey plc	803,910	2,082,358
The Berkeley Group Holdings plc	31,587	1,332,259
		9,997,947
Consumer Services 0.6%
Carnival plc	48,082	2,963,409
Compass Group plc	413,428	8,347,436

62
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
InterContinental Hotels Group plc	47,524	2,518,871
Merlin Entertainments plc	175,038	1,145,675
TUI AG	127,553	1,855,652
Whitbread plc	46,919	2,451,380
William Hill plc	221,805	842,735
		20,125,158
Diversified Financials 0.4%
3i Group plc	245,698	2,525,044
Aberdeen Asset Management plc	237,683	858,821
Hargreaves Lansdown plc	64,972	1,159,942
Investec plc	154,548	1,144,966
London Stock Exchange Group plc	79,377	3,478,019
Provident Financial plc	38,709	1,606,705
Schroders plc	35,184	1,452,896
		12,226,393
Energy 2.4%
BP plc	4,733,337	27,096,500
Petrofac Ltd.	60,315	635,661
Royal Dutch Shell plc, A Shares	1,093,117	28,386,522
Royal Dutch Shell plc, B Shares	936,233	24,910,313
		81,028,996
Food & Staples Retailing 0.2%
J. Sainsbury plc	391,405	1,395,537
Tesco plc *	2,059,473	4,887,566
WM Morrison Supermarkets plc	564,386	1,753,208
		8,036,311
Food, Beverage & Tobacco 2.0%
Associated British Foods plc	90,769	3,304,808
British American Tobacco plc	466,243	31,500,907
Coca-Cola HBC AG CDI *	46,186	1,281,341
Diageo plc	629,808	18,331,918
Imperial Brands plc	238,296	11,670,145
Tate & Lyle plc	123,305	1,209,219
		67,298,338
Health Care Equipment & Services 0.1%
Mediclinic International plc	84,173	894,867
Smith & Nephew plc	218,512	3,589,972
		4,484,839
Household & Personal Products 0.9%
Reckitt Benckiser Group plc	157,813	14,540,486
Unilever plc	321,982	16,565,425
		31,105,911
Insurance 1.1%
Admiral Group plc	55,617	1,448,304
Aviva plc	1,023,535	6,960,452
Direct Line Insurance Group plc	329,168	1,487,473
Legal & General Group plc	1,472,816	4,693,973
Old Mutual plc	1,209,116	3,036,798
Prudential plc	647,211	14,364,094
RSA Insurance Group plc	249,340	1,923,638
St. James's Place plc	125,254	1,861,693
Standard Life plc	508,809	2,394,798
		38,171,223
Materials 1.4%
Anglo American plc *	347,489	4,975,156
Antofagasta plc	103,519	1,123,154
BHP Billiton plc	529,064	8,065,683
Croda International plc	32,210	1,570,019
Fresnillo plc	54,397	1,022,781
Glencore plc *	3,047,122	11,975,611
Johnson Matthey plc	48,529	1,871,929
Mondi plc	94,027	2,432,612
Security	Number of Shares	Value ($)
Randgold Resources Ltd.	23,870	2,099,755
Rio Tinto plc	309,132	12,195,317
		47,332,017
Media 0.4%
ITV plc	912,832	2,482,560
Pearson plc	206,989	1,707,386
Sky plc	261,109	3,354,283
WPP plc	323,158	6,919,943
		14,464,172
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	316,731	18,968,815
GlaxoSmithKline plc	1,221,749	24,591,173
Hikma Pharmaceuticals plc	33,976	852,499
Shire plc	224,094	13,212,289
		57,624,776
Real Estate 0.3%
Hammerson plc	208,256	1,584,490
Intu Properties plc	260,419	930,114
Land Securities Group plc	196,786	2,818,303
Segro plc	236,150	1,485,369
The British Land Co., plc	253,077	2,151,953
		8,970,229
Retailing 0.2%
Dixons Carphone plc	239,157	1,038,901
Kingfisher plc	547,200	2,420,780
Marks & Spencer Group plc	395,363	1,876,449
Next plc	34,990	1,950,469
		7,286,599
Software & Services 0.1%
Auto Trader Group plc	231,645	1,203,132
The Sage Group plc	279,754	2,428,292
Worldpay Group plc	426,707	1,657,141
		5,288,565
Telecommunication Services 0.8%
BT Group plc	2,095,056	8,264,878
Inmarsat plc	119,483	1,263,639
Vodafone Group plc	6,675,453	17,193,561
		26,722,078
Transportation 0.0%
easyJet plc	37,117	561,444
Royal Mail plc	210,337	1,096,822
		1,658,266
Utilities 0.7%
Centrica plc	1,371,492	3,514,377
National Grid plc	942,706	12,206,392
Severn Trent plc	57,848	1,741,392
SSE plc	253,010	4,557,810
United Utilities Group plc	167,568	2,111,729
		24,131,700
		591,902,697
Total Common Stock
(Cost $2,717,668,950)		3,311,221,395

Preferred Stock 0.6% of net assets

Germany 0.5%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	14,195	1,167,358
Porsche Automobil Holding SE	38,475	2,251,759

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Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Schaeffler AG	39,555	682,227
Volkswagen AG	45,924	7,290,284
		11,391,628
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	45,372	6,173,478
Materials 0.0%
Fuchs Petrolub SE	16,120	831,457
		18,396,563

Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	573,823
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP *	1,475,907	1,053,293
		1,627,116

United Kingdom 0.0%
Capital Goods 0.0%
Rolls-Royce Holdings plc *(d)	32,797,811	42,480
Total Preferred Stock
(Cost $18,339,785)		20,066,159

Rights 0.0% of net assets

Australia 0.0%
Telecommunication Services 0.0%
TPG Telecom Ltd. expires 05/12/17 *(d)	8,158	3,971

United Kingdom 0.0%
Capital Goods 0.0%
Cobham plc expires 05/4/17 *	159,819	117,988
Total Rights
(Cost $151,087)		121,959

Other Investment Company 0.6% of net assets

United States 0.6%
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.67% (b)	22,103,193	22,103,193
Total Other Investment Company
(Cost $22,103,193)		22,103,193
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
Australian Dollar
0.50%, 05/01/17 (c)	110,048	82,404
Barclays Capital, Inc.
U.S. Dollar
0.42%, 05/01/17 (c)	2,512,115	2,512,115
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
BNP Paribas
U.S. Dollar
0.42%, 05/01/17 (c)	33,991,664	33,991,664
Brown Brothers Harriman
Danish Krone
(0.60%), 05/01/17 (c)	31,115	4,557
New Zealand Dollar
0.65%, 05/01/17 (c)	5,655	3,883
Norwegian Krone
0.05%, 05/02/17 (c)	81,701	9,516
Singapore Dollar
0.01%, 05/02/17 (c)	1,234	883
Swiss Franc
(1.45%), 05/02/17 (c)	577,072	579,971
DNB
Euro
(0.58%), 05/02/17 (c)	1,192,752	1,299,264
ING Bank
Hong Kong Dollar
0.01%, 05/02/17 (c)	1,236,514	158,969
Skandinaviska Enskilda Banken
Japanese Yen
(0.22%), 05/01/17 (c)	8,367,343	75,060
Swedish Krone
(0.95%), 05/02/17 (c)	581,820	65,688
Sumitomo Mitsui Banking Corp.
Great British Pound
0.05%, 05/02/17 (c)	203,392	263,433
Total Short-Term Investments
(Cost $39,047,407)		39,047,407

End of Investments.

At 04/30/17, the tax basis cost of the fund's investments was $2,818,090,108 and the unrealized appreciation and depreciation were $779,902,609 and ($205,432,604), respectively, with a net unrealized appreciation of $574,470,005.
At 04/30/17, the values of certain foreign securities held by the fund aggregating $3,292,559,477 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,110,259.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

64
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Schwab International Index Fund
Portfolio Holdings as of April 30, 2017 (Unaudited) (continued)

In addition to the above, the fund held the following at 04/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long expires 06/16/17	595	54,258,050	1,249,105
65
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 06/12/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 06/12/2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: 06/12/2017